UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

February 28, 2013

Columbia Contrarian Core Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Contrarian Core Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Contrarian Core Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	29
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Contrarian Core Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Contrarian Core Fund (the Fund) Class A shares returned 11.39% excluding sales charges for the six-month period that ended February 28, 2013.

>  The Fund outperformed its benchmark, the Russell 1000 Index, which returned 9.72% during the same six-month period.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		11.39	15.05	6.86	9.52
Including sales charges		4.96	8.41	5.60	8.87
Class B	11/01/98
Excluding sales charges		10.94	14.16	6.04	8.70
Including sales charges		5.94	9.16	5.72	8.70
Class C	12/09/02
Excluding sales charges		11.00	14.22	6.06	8.71
Including sales charges		10.00	13.22	6.06	8.71
Class I*	09/27/10	11.59	15.54	7.22	9.84
Class K* (formerly Class R4)	03/07/11	11.42	15.14	6.98	9.64
Class R*	09/27/10	11.25	14.68	6.62	9.27
Class R4*	11/08/12	11.56	15.36	7.14	9.80
Class R5*	11/08/12	11.56	15.36	7.14	9.80
Class T	02/12/93
Excluding sales charges		11.36	14.98	6.80	9.46
Including sales charges		4.95	8.36	5.55	8.81
Class W*	09/27/10	11.38	15.04	6.88	9.53
Class Y*	11/08/12	11.59	15.39	7.15	9.80
Class Z	12/14/92	11.52	15.32	7.13	9.80
Russell 1000 Index		9.72	13.62	5.21	8.67

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Contrarian Core Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Johnson & Johnson	3.2
Apple, Inc.	2.9
Google, Inc., Class A	2.8
JPMorgan Chase & Co.	2.7
Berkshire Hathaway, Inc., Class B	2.7
Chevron Corp.	2.6
Philip Morris International, Inc.	2.4
Procter & Gamble Co. (The)	2.3
Exxon Mobil Corp.	2.3
Citigroup, Inc.	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2013)
Common Stocks	97.2
Consumer Discretionary	11.0
Consumer Staples	10.3
Energy	9.9
Financials	17.7
Health Care	13.8
Industrials	10.9
Information Technology	20.4
Materials	2.1
Telecommunication Services	1.1
Money Market Funds	2.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Guy Pope, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Contrarian Core Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,113.90		1,019.04	6.08		5.81	1.16
Class B	1,000.00	1,000.00	1,109.40		1,015.32	9.99		9.54	1.91
Class C	1,000.00	1,000.00	1,110.00		1,015.32	9.99		9.54	1.91
Class I	1,000.00	1,000.00	1,115.90		1,021.27	3.72		3.56	0.71
Class K	1,000.00	1,000.00	1,114.20		1,019.79	5.29		5.06	1.01
Class R	1,000.00	1,000.00	1,112.50		1,017.80	7.39		7.05	1.41
Class R4	1,000.00	1,000.00	1,124.80	*	1,020.53	2.78	*	4.31	0.86	*
Class R5	1,000.00	1,000.00	1,124.80	*	1,021.08	2.42	*	3.76	0.75	*
Class T	1,000.00	1,000.00	1,113.60		1,018.79	6.34		6.06	1.21
Class W	1,000.00	1,000.00	1,113.80		1,019.04	6.08		5.81	1.16
Class Y	1,000.00	1,000.00	1,125.10	*	1,021.32	2.26	*	3.51	0.70	*
Class Z	1,000.00	1,000.00	1,115.20		1,020.28	4.77		4.56	0.91

*For the period November 8, 2012 through February 28, 2013. Class R4, R5 and Y shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Contrarian Core Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.3%

Issuer	Shares	Value ($)
Consumer Discretionary 11.0%
Auto Components 0.6%
Delphi Automotive PLC(a)	369,371	15,458,176
Automobiles 0.9%
General Motors Co.(a)	865,793	23,506,280
Hotels, Restaurants & Leisure 2.4%
McDonald's Corp.	355,478	34,090,340
Wynn Resorts Ltd.	257,015	30,045,054
Total		64,135,394
Media 4.4%
Comcast Corp., Class A	396,218	15,765,514
DIRECTV(a)	579,436	27,911,432
Discovery Communications, Inc., Class A(a)	397,202	29,126,823
Viacom, Inc., Class B	767,786	44,884,770
Total		117,688,539
Specialty Retail 1.8%
Lowe's Companies, Inc.	734,536	28,022,548
Tiffany & Co.	307,591	20,657,812
Total		48,680,360
Textiles, Apparel & Luxury Goods 0.9%
Nike, Inc., Class B	424,475	23,116,908
Total Consumer Discretionary		292,585,657
Consumer Staples 10.3%
Beverages 3.0%
Diageo PLC, ADR	217,318	26,015,138
PepsiCo, Inc.	711,634	53,920,508
Total		79,935,646
Food & Staples Retailing 2.2%
CVS Caremark Corp.	685,566	35,046,134
Walgreen Co.	552,538	22,620,906
Total		57,667,040
Food Products 0.6%
Mondelez International, Inc., Class A	559,780	15,477,917
Household Products 2.2%
Procter & Gamble Co. (The)	776,508	59,154,379
Tobacco 2.3%
Philip Morris International, Inc.	673,383	61,782,890
Total Consumer Staples		274,017,872

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 9.9%
Energy Equipment & Services 1.7%
Halliburton Co.	1,128,713	46,852,877
Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	191,898	15,271,243
Apache Corp.	321,899	23,907,439
Chevron Corp.	571,050	66,898,507
ConocoPhillips	488,731	28,321,961
Exxon Mobil Corp.	652,332	58,416,331
Noble Energy, Inc.	217,222	24,074,714
Total		216,890,195
Total Energy		263,743,072
Financials 17.7%
Capital Markets 5.3%
BlackRock, Inc.	184,543	44,244,184
Goldman Sachs Group, Inc. (The)	146,038	21,870,651
Invesco Ltd.	1,052,224	28,189,081
Morgan Stanley	742,254	16,737,828
State Street Corp.	538,187	30,456,002
Total		141,497,746
Commercial Banks 1.6%
Wells Fargo & Co.	1,215,153	42,627,567
Diversified Financial Services 6.3%
Bank of America Corp.	3,383,543	37,997,188
Citigroup, Inc.	1,374,516	57,688,437
JPMorgan Chase & Co.	1,433,448	70,124,276
Total		165,809,901
Insurance 4.5%
Aon PLC	830,655	50,744,714
Berkshire Hathaway, Inc., Class B(a)	679,084	69,375,222
Total		120,119,936
Total Financials		470,055,150
Health Care 13.9%
Biotechnology 1.4%
Celgene Corp.(a)	249,951	25,789,944
Vertex Pharmaceuticals, Inc.(a)	227,093	10,632,494
Total		36,422,438

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Contrarian Core Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	972,869	32,873,244
Baxter International, Inc.	427,000	28,865,200
Covidien PLC	445,451	28,317,320
Total		90,055,764
Health Care Providers & Services 3.5%
Cardinal Health, Inc.	394,462	18,228,089
CIGNA Corp.	534,017	31,218,634
Express Scripts Holding Co.(a)	773,989	44,047,714
Total		93,494,437
Pharmaceuticals 5.6%
Johnson & Johnson	1,088,639	82,856,314
Pfizer, Inc.	1,897,962	51,947,220
Salix Pharmaceuticals Ltd.(a)	256,175	12,514,149
Total		147,317,683
Total Health Care		367,290,322
Industrials 10.9%
Aerospace & Defense 2.4%
Honeywell International, Inc.	492,046	34,492,425
United Technologies Corp.	308,820	27,963,651
Total		62,456,076
Air Freight & Logistics 1.4%
FedEx Corp.	357,084	37,647,366
Commercial Services & Supplies 0.9%
Tyco International Ltd.	737,508	23,607,631
Electrical Equipment 0.8%
Eaton Corp. PLC	359,682	22,289,494
Industrial Conglomerates 1.9%
General Electric Co.	2,109,996	48,994,107
Machinery 1.1%
Caterpillar, Inc.	317,427	29,320,732
Professional Services 1.6%
Nielsen Holdings NV(a)	1,247,812	42,038,786
Road & Rail 0.8%
Union Pacific Corp.	162,166	22,234,580
Total Industrials		288,588,772

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 20.4%
Communications Equipment 2.1%
F5 Networks, Inc.(a)	174,300	16,459,149
QUALCOMM, Inc.	615,587	40,400,975
Total		56,860,124
Computers & Peripherals 6.1%
Apple, Inc.	168,474	74,364,424
EMC Corp.(a)	1,962,883	45,165,938
Hewlett-Packard Co.	2,148,482	43,270,427
Total		162,800,789
Internet Software & Services 4.6%
eBay, Inc.(a)	802,125	43,860,195
Facebook, Inc., Class A(a)	183,402	4,997,704
Google, Inc., Class A(a)	89,759	71,914,911
Total		120,772,810
IT Services 3.4%
International Business Machines Corp.	261,966	52,610,632
Mastercard, Inc., Class A	73,215	37,912,191
Total		90,522,823
Semiconductors & Semiconductor Equipment 0.7%
Skyworks Solutions, Inc.(a)	819,910	17,464,083
Software 3.5%
Activision Blizzard, Inc.	992,508	14,192,864
Citrix Systems, Inc.(a)	248,554	17,622,479
Electronic Arts, Inc.(a)	1,141,905	20,017,595
Microsoft Corp.	1,454,234	40,427,705
Total		92,260,643
Total Information Technology		540,681,272
Materials 2.1%
Chemicals 1.5%
Celanese Corp., Class A	402,369	18,850,988
Dow Chemical Co. (The)	696,732	22,100,339
Total		40,951,327
Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	484,719	15,472,230
Total Materials		56,423,557

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Contrarian Core Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 1.1%
Wireless Telecommunication Services 1.1%
Sprint Nextel Corp.(a)	2,066,040	11,983,032
Vodafone Group PLC, ADR	685,380	17,230,453
Total		29,213,485
Total Telecommunication Services		29,213,485
Total Common Stocks (Cost: $2,043,503,866)		2,582,599,159

Money Market Funds 2.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(b)(c)	73,501,489	73,501,489
Total Money Market Funds (Cost: $73,501,489)		73,501,489
Total Investments (Cost: $2,117,005,355)		2,656,100,648
Other Assets & Liabilities, Net		(3,616,453)
Net Assets		2,652,484,195

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,403,481	363,072,004	(301,973,996)	73,501,489	23,594	73,501,489

Abbreviation Legend

ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Contrarian Core Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Contrarian Core Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	292,585,657	—	—	292,585,657
Consumer Staples	274,017,872	—	—	274,017,872
Energy	263,743,072	—	—	263,743,072
Financials	470,055,150	—	—	470,055,150
Health Care	367,290,322	—	—	367,290,322
Industrials	288,588,772	—	—	288,588,772
Information Technology	540,681,272	—	—	540,681,272
Materials	56,423,557	—	—	56,423,557
Telecommunication Services	29,213,485	—	—	29,213,485
Total Equity Securities	2,582,599,159	—	—	2,582,599,159
Other
Money Market Funds	73,501,489	—	—	73,501,489
Total Other	73,501,489	—	—	73,501,489
Total	2,656,100,648	—	—	2,656,100,648

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Contrarian Core Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,043,503,866)	$2,582,599,159
Affiliated issuers (identified cost $73,501,489)	73,501,489
Total investments (identified cost $2,117,005,355)	2,656,100,648
Receivable for:
Capital shares sold	6,652,475
Dividends	5,490,436
Reclaims	45,143
Prepaid expenses	12,259
Trustees' deferred compensation plan	59,220
Total assets	2,668,360,181
Liabilities
Payable for:
Investments purchased	12,529,973
Capital shares purchased	2,879,073
Investment management fees	45,219
Distribution and/or service fees	10,070
Transfer agent fees	323,870
Administration fees	3,830
Plan administration fees	26
Compensation of board members	10,067
Chief compliance officer expenses	360
Other expenses	14,278
Trustees' deferred compensation plan	59,220
Total liabilities	15,875,986
Net assets applicable to outstanding capital stock	$2,652,484,195
Represented by
Paid-in capital	$2,057,452,048
Undistributed net investment income	3,634,142
Accumulated net realized gain	52,296,052
Unrealized appreciation (depreciation) on:
Investments	539,095,293
Foreign currency translations	6,660
Total — representing net assets applicable to outstanding capital stock	$2,652,484,195

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Contrarian Core Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$689,965,305
Shares outstanding	39,856,955
Net asset value per share	$17.31
Maximum offering price per share(a)	$18.37
Class B
Net assets	$18,274,434
Shares outstanding	1,135,511
Net asset value per share	$16.09
Class C
Net assets	$78,446,213
Shares outstanding	4,866,713
Net asset value per share	$16.12
Class I
Net assets	$419,720,376
Shares outstanding	24,148,704
Net asset value per share	$17.38
Class K(b)
Net assets	$130,064
Shares outstanding	7,478
Net asset value per share	$17.39
Class R
Net assets	$9,082,527
Shares outstanding	524,001
Net asset value per share	$17.33
Class R4
Net assets	$2,781
Shares outstanding	158
Net asset value per share(c)	$17.62
Class R5
Net assets	$2,778
Shares outstanding	158
Net asset value per share(c)	$17.60
Class T
Net assets	$124,836,527
Shares outstanding	7,265,727
Net asset value per share	$17.18
Maximum offering price per share(a)	$18.23
Class W
Net assets	$231,811,618
Shares outstanding	13,385,709
Net asset value per share	$17.32

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Contrarian Core Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class Y
Net assets	$2,778
Shares outstanding	158
Net asset value per share(c)	$17.60
Class Z
Net assets	$1,080,208,794
Shares outstanding	62,094,078
Net asset value per share	$17.40

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Contrarian Core Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$23,937,473
Dividends — affiliated issuers	23,594
Interest	148
Income from securities lending — net	115,720
Total income	24,076,935
Expenses:
Investment management fees	7,132,179
Distribution and/or service fees
Class A	771,382
Class B	87,615
Class C	321,228
Class R	15,651
Class T	178,438
Class W	150,184
Transfer agent fees
Class A	623,290
Class B	17,699
Class C	64,855
Class K(a)	30
Class R	6,309
Class R4(b)	1
Class T	120,149
Class W	121,004
Class Z	919,591
Administration fees	600,881
Plan administration fees
Class K(a)	151
Compensation of board members	36,828
Custodian fees	10,281
Printing and postage fees	94,133
Registration fees	111,657
Professional fees	41,797
Chief compliance officer expenses	957
Other	36,344
Total expenses	11,462,634
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,718)
Total net expenses	11,404,916
Net investment income	12,672,019
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	70,703,568
Foreign currency translations	4,158
Net realized gain	70,707,726
Net change in unrealized appreciation (depreciation) on:
Investments	168,339,367
Foreign currency translations	(3,800)
Net change in unrealized appreciation (depreciation)	168,335,567
Net realized and unrealized gain	239,043,293
Net increase in net assets resulting from operations	$251,715,312

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b) For the period from November 8, 2012, (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Contrarian Core Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013(a) (Unaudited)	Year Ended August 31, 2012(b)	Year Ended September 30, 2011(c)
Operations
Net investment income	$12,672,019	$16,146,219	$7,299,606
Net realized gain	70,707,726	28,611,650	84,355,766
Net change in unrealized appreciation (depreciation)	168,335,567	367,240,798	(227,233,561)
Net increase (decrease) in net assets resulting from operations	251,715,312	411,998,667	(135,578,189)
Distributions to shareholders
Net investment income
Class A	(4,697,566)	(2,560,605)	(298,249)
Class B	(10,684)	—	—
Class C	(38,746)	—	—
Class I	(4,850,120)	(2,810,753)	(147,174)
Class K(d)	(1,091)	(719)	—
Class R	(32,011)	(704)	—
Class R4	(26)	—	—
Class R5	(29)	—	—
Class T	(858,582)	(537,364)	(228,384)
Class W	(848,002)	(470,835)	(161,179)
Class Y	(30)	—	—
Class Z	(9,108,943)	(4,432,162)	(1,778,271)
Net realized gains
Class A	(701,559)	(10,430,378)	—
Class B	(21,731)	(539,119)	—
Class C	(78,810)	(989,703)	—
Class I	(469,252)	(6,421,134)	—
Class K(d)	(137)	(2,421)	—
Class R	(6,918)	(4,502)	—
Class R4	(3)	—	—
Class R5	(3)	—	—
Class T	(136,675)	(2,422,017)	—
Class W	(126,644)	(1,918,363)	—
Class Y	(3)	—	—
Class Z	(1,039,374)	(12,224,234)	—
Total distributions to shareholders	(23,026,939)	(45,765,013)	(2,613,257)
Increase (decrease) in net assets from capital stock activity	326,495,424	296,283,645	982,482,973
Total increase in net assets	555,183,797	662,517,299	844,291,527
Net assets at beginning of period	2,097,300,398	1,434,783,099	590,491,572
Net assets at end of period	$2,652,484,195	$2,097,300,398	$1,434,783,099
Undistributed net investment income	$3,634,142	$11,407,953	$6,072,649

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(c) Class K shares are for the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(d) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Contrarian Core Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a) (Unaudited)		Year Ended August 31, 2012(b)		Year Ended September 30, 2011(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	6,557,126	108,333,974	9,750,851	143,837,218	10,020,992	144,873,952
Fund merger	—	—	—	—	20,212,114	303,837,273
Distributions reinvested	324,479	5,162,466	882,717	12,128,536	18,354	255,641
Redemptions	(4,531,403)	(74,246,883)	(6,936,222)	(101,491,144)	(5,258,930)	(75,612,603)
Net increase	2,350,202	39,249,557	3,697,346	54,474,610	24,992,530	373,354,263
Class B shares
Subscriptions	80,499	1,236,967	83,727	1,137,696	122,651	1,620,731
Fund merger	—	—	—	—	2,516,488	35,329,181
Distributions reinvested	2,140	31,718	40,648	520,704	—	—
Redemptions(d)	(137,162)	(2,098,875)	(770,519)	(10,565,494)	(1,141,664)	(15,777,916)
Net increase (decrease)	(54,523)	(830,190)	(646,144)	(8,907,094)	1,497,475	21,171,996
Class C shares
Subscriptions	1,253,775	19,299,547	1,449,195	19,627,067	1,437,827	19,390,341
Fund merger	—	—	—	—	617,699	8,678,618
Distributions reinvested	5,851	86,822	55,020	705,354	—	—
Redemptions	(395,911)	(6,026,330)	(610,574)	(8,319,064)	(503,246)	(6,666,669)
Net increase	863,715	13,360,039	893,641	12,013,357	1,552,280	21,402,290
Class I shares
Subscriptions	2,467,706	39,947,019	9,275,311	137,098,256	10,718,323	153,579,476
Fund merger	—	—	—	—	13,605,994	205,416,554
Distributions reinvested	333,287	5,319,260	669,931	9,231,653	10,521	147,157
Redemptions	(3,106,883)	(51,565,204)	(7,544,691)	(110,727,675)	(2,280,992)	(32,975,816)
Net increase (decrease)	(305,890)	(6,298,925)	2,400,551	35,602,234	22,053,846	326,167,371
Class K shares(e)
Subscriptions	—	—	—	—	167	2,583
Fund merger	—	—	—	—	7,740	116,844
Distributions reinvested	68	1,084	202	2,795	—	—
Redemptions	—	—	(699)	(10,529)	—	—
Net increase (decrease)	68	1,084	(497)	(7,734)	7,907	119,427
Class R shares
Subscriptions	311,007	5,101,456	336,597	4,914,156	318	4,652
Distributions reinvested	1,626	25,917	373	5,135	—	—
Redemptions	(74,830)	(1,215,798)	(51,284)	(761,250)	(4)	(61)
Net increase	237,803	3,911,575	285,686	4,158,041	314	4,591
Class R4 shares
Subscriptions	158	2,500	—	—	—	—
Net increase	158	2,500	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Contrarian Core Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a) (Unaudited)		Year Ended August 31, 2012(b)		Year Ended September 30, 2011(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	158	2,500	—	—	—	—
Net increase	158	2,500	—	—	—	—
Class T shares
Subscriptions	41,091	660,027	85,562	1,189,156	55,930	788,208
Distributions reinvested	43,186	681,908	146,871	2,003,321	10,960	151,720
Redemptions	(365,984)	(5,928,732)	(726,028)	(10,516,756)	(1,045,497)	(14,810,309)
Net decrease	(281,707)	(4,586,797)	(493,595)	(7,324,279)	(978,607)	(13,870,381)
Class W shares
Subscriptions	7,339,867	125,973,887	2,622,116	38,500,041	7,743,688	106,692,654
Distributions reinvested	61,220	974,618	173,754	2,389,123	11,569	161,173
Redemptions	(777,037)	(12,674,550)	(1,914,803)	(28,426,789)	(1,874,863)	(27,146,720)
Net increase	6,624,050	114,273,955	881,067	12,462,375	5,880,394	79,707,107
Class Y shares
Subscriptions	164	2,601	—	—	—	—
Redemptions	(6)	(100)	—	—	—	—
Net increase	158	2,501	—	—	—	—
Class Z shares
Subscriptions	16,457,416	270,996,603	21,510,360	318,447,204	21,989,221	320,135,583
Distributions reinvested	421,303	6,732,416	698,972	9,645,813	63,653	886,445
Redemptions	(6,735,728)	(110,321,394)	(9,138,525)	(134,280,882)	(10,301,231)	(146,595,719)
Net increase	10,142,991	167,407,625	13,070,807	193,812,135	11,751,643	174,426,309
Total net increase	19,577,183	326,495,424	20,088,862	296,283,645	66,757,782	982,482,973

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(c) Class K shares are for the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(d) Includes conversions of Class B shares to Class A shares, if any.

(e) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Contrarian Core Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class A	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$15.68		$12.63		$12.61		$11.76		$11.89		$15.51		$14.03
Income from investment operations:
Net investment income	0.08		0.11		0.08		0.04		0.08		0.07		0.05
Net realized and unrealized gain (loss)	1.69		3.32		(0.03)		0.87		(0.14)		(2.17)		2.60
Total from investment operations	1.77		3.43		0.05		0.91		(0.06)		(2.10)		2.65
Less distributions to shareholders:
Net investment income	(0.12)		(0.07)		(0.03)		(0.06)		(0.07)		(0.05)		—
Net realized gains	(0.02)		(0.31)		—		—		—		(1.47)		(1.17)
Total distributions to shareholders	(0.14)		(0.38)		(0.03)		(0.06)		(0.07)		(1.52)		(1.17)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$17.31		$15.68		$12.63		$12.61		$11.76		$11.89		$15.51
Total return	11.39%		27.59%		0.39%		7.75%		(0.28%)		(15.35%)		19.82%
Ratios to average net assets(c)(d)
Total gross expenses	1.16	%(e)	1.19	%(e)	1.19	%(f)	1.25%		1.28	%(f)	1.24	%(f)	1.24%
Total net expenses(g)	1.16	%(e)	1.16	%(e)(h)	1.16	%(f)(h)	1.19	%(h)	1.17	%(f)(h)	1.14	%(f)(i)	1.14	%(h)
Net investment income	0.96	%(e)	0.82	%(e)	0.56%		0.32%		0.77%		0.53%		0.32%
Supplemental data
Net assets, end of period (in thousands)	$689,965		$588,182		$427,039		$111,182		$27,742		$11,187		$12,054
Portfolio turnover	26%		62%		78%		94%		131%		106%		88%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class B	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$14.53		$11.74		$11.78		$11.02		$11.14		$14.67		$13.42
Income from investment operations:
Net investment income (loss)	0.02		0.01		(0.03)		(0.05)		0.01		(0.03)		(0.06)
Net realized and unrealized gain (loss)	1.57		3.09		(0.01)		0.81		(0.13)		(2.03)		2.48
Total from investment operations	1.59		3.10		(0.04)		0.76		(0.12)		(2.06)		2.42
Less distributions to shareholders:
Net investment income	(0.01)		—		—		—		—		—		—
Net realized gains	(0.02)		(0.31)		—		—		—		(1.47)		(1.17)
Total distributions to shareholders	(0.03)		(0.31)		—		—		—		(1.47)		(1.17)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$16.09		$14.53		$11.74		$11.78		$11.02		$11.14		$14.67
Total return	10.94%		26.72%		(0.34%)		6.90%		(1.08%)		(15.96%)		18.94%
Ratios to average net assets(c)(d)
Total gross expenses	1.91	%(e)	1.94	%(e)	1.92	%(f)	2.00%		2.03	%(f)	1.99	%(f)	1.99%
Total net expenses(g)	1.91	%(e)	1.91	%(e)(h)	1.90	%(f)(h)	1.94	%(h)	1.92	%(f)(h)	1.89	%(f)(i)	1.89	%(h)
Net investment income (loss)	0.21	%(e)	0.05	%(e)	(0.19%)		(0.46%)		0.12%		(0.22%)		(0.44%)
Supplemental data
Net assets, end of period (in thousands)	$18,274		$17,292		$21,560		$3,991		$3,428		$3,629		$4,796
Portfolio turnover	26%		62%		78%		94%		131%		106%		88%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class C	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$14.55		$11.76		$11.80		$11.03		$11.15		$14.68		$13.43
Income from investment operations:
Net investment income (loss)	0.02		0.01		(0.03)		(0.05)		0.01		(0.03)		(0.06)
Net realized and unrealized gain (loss)	1.58		3.09		(0.01)		0.82		(0.13)		(2.03)		2.48
Total from investment operations	1.60		3.10		(0.04)		0.77		(0.12)		(2.06)		2.42
Less distributions to shareholders:
Net investment income	(0.01)		—		—		—		—		—		—
Net realized gains	(0.02)		(0.31)		—		—		—		(1.47)		(1.17)
Total distributions to shareholders	(0.03)		(0.31)		—		—		—		(1.47)		(1.17)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$16.12		$14.55		$11.76		$11.80		$11.03		$11.15		$14.68
Total return	11.00%		26.68%		(0.34%)		6.98%		(1.08%)		(15.95%)		18.93%
Ratios to average net assets(c)(d)
Total gross expenses	1.91	%(e)	1.94	%(e)	1.95	%(f)	2.00%		2.03	%(f)	1.99	%(f)	1.99%
Total net expenses(g)	1.91	%(e)	1.91	%(e)(h)	1.92	%(f)(h)	1.94	%(h)	1.92	%(f)(h)	1.89	%(f)(i)	1.89	%(h)
Net investment income (loss)	0.22	%(e)	0.07	%(e)	(0.22%)		(0.44%)		0.03%		(0.21%)		(0.41%)
Supplemental data
Net assets, end of period (in thousands)	$78,446		$58,257		$36,559		$18,368		$7,094		$1,718		$1,428
Portfolio turnover	26%		62%		78%		94%		131%		106%		88%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class I	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$15.78		$12.71		$12.69		$12.70
Income from investment operations:
Net investment income	0.11		0.17		0.14		0.01
Net realized and unrealized gain (loss)	1.70		3.34		(0.03)		(0.02)
Total from investment operations	1.81		3.51		0.11		(0.01)
Less distributions to shareholders:
Net investment income	(0.19)		(0.13)		(0.09)		—
Net realized gains	(0.02)		(0.31)		—		—
Total distributions to shareholders	(0.21)		(0.44)		(0.09)		—
Net asset value, end of period	$17.38		$15.78		$12.71		$12.69
Total return	11.59%		28.12%		0.81%		(0.08%)
Ratios to average net assets(c)(d)
Total gross expenses	0.71	%(e)	0.75	%(e)	0.76	%(f)	0.85	%(e)
Total net expenses(g)	0.71	%(e)	0.75	%(e)	0.76	%(f)(h)	0.85	%(e)(h)
Net investment income	1.41	%(e)	1.24	%(e)	0.99%		4.99	%(e)
Supplemental data
Net assets, end of period (in thousands)	$419,720		$385,802		$280,304		$2
Portfolio turnover	26%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class K(a)	(Unaudited)		2012(b)		2011(c)
Per share data
Net asset value, beginning of period	$15.77		$12.70		$14.93
Income from investment operations:
Net investment income	0.09		0.13		0.06
Net realized and unrealized gain (loss)	1.70		3.34		(2.29)
Total from investment operations	1.79		3.47		(2.23)
Less distributions to shareholders:
Net investment income	(0.15)		(0.09)		—
Net realized gains	(0.02)		(0.31)		—
Total distributions to shareholders	(0.17)		(0.40)		—
Net asset value, end of period	$17.39		$15.77		$12.70
Total return	11.42%		27.74%		(14.94%)
Ratios to average net assets(d)(e)
Total gross expenses	1.01	%(f)	1.05	%(f)	1.05	%(f)(g)
Total net expenses(h)	1.01	%(f)	1.05	%(f)	1.05	%(f)(g)(i)
Net investment income	1.11	%(f)	0.93	%(f)	0.72	%(f)
Supplemental data
Net assets, end of period (in thousands)	$130		$117		$100
Portfolio turnover	26%		62%		78%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(c)  For the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class R	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$15.68		$12.63		$12.61		$12.62
Income from investment operations:
Net investment income	0.06		0.08		0.05		0.00	(c)
Net realized and unrealized gain (loss)	1.69		3.32		(0.03)		(0.01)
Total from investment operations	1.75		3.40		0.02		(0.01)
Less distributions to shareholders:
Net investment income	(0.08)		(0.04)		—		—
Net realized gains	(0.02)		(0.31)		—		—
Total distributions to shareholders	(0.10)		(0.35)		—		—
Net asset value, end of period	$17.33		$15.68		$12.63		$12.61
Total return	11.25%		27.34%		0.16%		(0.08%)
Ratios to average net assets(d)(e)
Total gross expenses	1.42	%(f)	1.42	%(f)	1.44	%(g)	1.44	%(f)
Total net expenses(h)	1.41	%(f)	1.41	%(f)(i)	1.39	%(g)(i)	1.44	%(f)(i)
Net investment income	0.72	%(f)	0.59	%(f)	0.32%		4.34	%(f)
Supplemental data
Net assets, end of period (in thousands)	$9,083		$4,489		$6		$2
Portfolio turnover	26%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Contrarian Core Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$15.84
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain	1.90
Total from investment operations	1.96
Less distributions to shareholders:
Net investment income	(0.16)
Net realized gains	(0.02)
Total distributions to shareholders	(0.18)
Net asset value, end of period	$17.62
Total return	12.48%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)
Total net expenses(d)	0.86	%(c)
Net investment income	1.18	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	26%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Contrarian Core Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$15.84
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain	1.89
Total from investment operations	1.96
Less distributions to shareholders:
Net investment income	(0.18)
Net realized gains	(0.02)
Total distributions to shareholders	(0.20)
Net asset value, end of period	$17.60
Total return	12.48%
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)
Total net expenses(d)	0.75	%(c)
Net investment income	1.29	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	26%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class T	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$15.56		$12.54		$12.51		$11.67		$11.80		$15.40		$13.95
Income from investment operations:
Net investment income	0.07		0.10		0.06		0.03		0.08		0.06		0.04
Net realized and unrealized gain (loss)	1.69		3.29		—		0.86		(0.14)		(2.15)		2.58
Total from investment operations	1.76		3.39		0.06		0.89		(0.06)		(2.09)		2.62
Less distributions to shareholders:
Net investment income	(0.12)		(0.06)		(0.03)		(0.05)		(0.07)		(0.04)		(0.00	)(b)
Net realized gains	(0.02)		(0.31)		—		—		—		(1.47)		(1.17)
Total distributions to shareholders	(0.14)		(0.37)		(0.03)		(0.05)		(0.07)		(1.51)		(1.17)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$17.18		$15.56		$12.54		$12.51		$11.67		$11.80		$15.40
Total return	11.36%		27.49%		0.43%		7.68%		(0.35%)		(15.37%)		19.70%
Ratios to average net assets(c)(d)
Total gross expenses	1.21	%(e)	1.24	%(e)	1.26	%(f)	1.30%		1.33	%(f)	1.29	%(f)	1.29%
Total net expenses(g)	1.21	%(e)	1.21	%(e)(h)	1.21	%(f)(h)	1.24	%(h)	1.22	%(f)(h)	1.19	%(f)(i)	1.19	%(h)
Net investment income	0.91	%(e)	0.77	%(e)	0.44%		0.24%		0.81%		0.48%		0.27%
Supplemental data
Net assets, end of period (in thousands)	$124,837		$117,457		$100,805		$112,862		$117,161		$132,272		$177,345
Portfolio turnover	26%		62%		78%		94%		131%		106%		88%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class W	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$15.69		$12.64		$12.61		$12.62
Income from investment operations:
Net investment income	0.09		0.11		0.08		0.00	(c)
Net realized and unrealized gain (loss)	1.68		3.32		(0.02)		(0.01)
Total from investment operations	1.77		3.43		0.06		(0.01)
Less distributions to shareholders:
Net investment income	(0.12)		(0.07)		(0.03)		—
Net realized gains	(0.02)		(0.31)		—		—
Total distributions to shareholders	(0.14)		(0.38)		(0.03)		—
Net asset value, end of period	$17.32		$15.69		$12.64		$12.61
Total return	11.38%		27.57%		0.47%		(0.08%)
Ratios to average net assets(d)(e)
Total gross expenses	1.17	%(f)	1.19	%(f)	1.20	%(g)	1.19	%(f)
Total net expenses(h)	1.16	%(f)	1.16	%(f)(i)	1.16	%(g)(i)	1.19	%(f)(i)
Net investment income	1.09	%(f)	0.83	%(f)	0.54%		4.64	%(f)
Supplemental data
Net assets, end of period (in thousands)	$231,812		$106,075		$74,302		$2
Portfolio turnover	26%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Contrarian Core Fund

Financial Highlights (continued)

Class Y	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$15.84
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain	1.89
Total from investment operations	1.96
Less distributions to shareholders:
Net investment income	(0.18)
Net realized gains	(0.02)
Total distributions to shareholders	(0.20)
Net asset value, end of period	$17.60
Total return	12.51%
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)
Total net expenses(d)	0.70	%(c)
Net investment income	1.34	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	26%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
27

Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class Z	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$15.78		$12.71		$12.68		$11.83		$11.97		$15.60		$14.10
Income from investment operations:
Net investment income	0.10		0.15		0.11		0.07		0.11		0.11		0.08
Net realized and unrealized gain (loss)	1.70		3.34		(0.01)		0.86		(0.15)		(2.18)		2.62
Total from investment operations	1.80		3.49		0.10		0.93		(0.04)		(2.07)		2.70
Less distributions to shareholders:
Net investment income	(0.16)		(0.11)		(0.07)		(0.08)		(0.10)		(0.09)		(0.03)
Net realized gains	(0.02)		(0.31)		—		—		—		(1.47)		(1.17)
Total distributions to shareholders	(0.18)		(0.42)		(0.07)		(0.08)		(0.10)		(1.56)		(1.20)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		—
Net asset value, end of period	$17.40		$15.78		$12.71		$12.68		$11.83		$11.97		$15.60
Total return	11.52%		27.91%		0.72%		7.93%		(0.01%)		(15.11%)		20.13%
Ratios to average net assets(c)(d)
Total gross expenses	0.92	%(e)	0.94	%(e)	0.96	%(f)	1.00%		1.03	%(f)	0.99	%(f)	0.99%
Total net expenses(g)	0.91	%(e)	0.91	%(e)(h)	0.91	%(f)(h)	0.94	%(h)	0.92	%(f)(h)	0.89	%(f)(i)	0.89	%(h)
Net investment income	1.22	%(e)	1.08	%(e)	0.76%		0.54%		1.09%		0.77%		0.57%
Supplemental data
Net assets, end of period (in thousands)	$1,080,209		$819,630		$494,107		$344,081		$247,974		$173,479		$245,529
Portfolio turnover	26%		62%		78%		94%		131%		106%		88%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
28

Columbia Contrarian Core Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements. Class Y shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the

Semiannual Report 2013
29

Columbia Contrarian Core Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains

(losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to

Semiannual Report 2013
30

Columbia Contrarian Core Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.63% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is

Semiannual Report 2013
31

Columbia Contrarian Core Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Effective November 8, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R	0.20
Class R4	0.16
Class R5	0.05
Class T	0.20
Class W	0.20
Class Z	0.20

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the

Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 28, 2013 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $488,223 for Class A, $2,495 for Class B, $2,837 for Class C and $5,476 for Class T shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective February 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees

Semiannual Report 2013
32

Columbia Contrarian Core Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.20%
Class B	1.95
Class C	1.95
Class I	0.81
Class K	1.11
Class R	1.45
Class R4	0.95
Class R5	0.86
Class T	1.25
Class W	1.20
Class Y	0.81
Class Z	0.95

Prior to February 1, 2013, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.16%
Class B	1.91
Class C	1.91
Class I	0.78
Class K	1.08
Class R	1.41
Class T	1.21
Class W	1.16
Class Z	0.91

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $2,117,005,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$547,178,000
Unrealized depreciation	(8,083,000)
Net unrealized appreciation	$539,095,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $2,145,145 at August 31, 2012 as arising on September 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $856,042,683 and $579,606,060, respectively, for the six months ended February 28, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending

Semiannual Report 2013
33

Columbia Contrarian Core Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 28, 2013, two unaffiliated shareholder accounts owned an aggregate of 30.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 18.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 10. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Partners Fundamental Value Fund, a series of RiverSource Managers Series, Inc (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $900,258,998 and the combined net assets immediately after the acquisition were $1,453,637,468.

The merger was accomplished by a tax-free exchange of 105,198,809 shares of the acquired fund valued at $553,378,470 (including $147,202,771 of unrealized appreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	20,212,114
Class B	2,516,488
Class C	617,699
Class I	13,605,994
Class R4	7,740

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Semiannual Report 2013
34

Columbia Contrarian Core Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Assuming the merger had been completed on October 1, 2010 the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended September 30, 2011 would have been approximately $9.4 million, $110 million, $(170.1) million and $(50.7) million, respectively.

Note 11. Significant Risks

Information Technology Sector

The Fund's portfolio managers may invest significantly in issuers operating in the information technology sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
35

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Semiannual Report 2013
36

Columbia Contrarian Core Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
37

Columbia Contrarian Core Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR133_08_C01_(04/13)

Semiannual Report

February 28, 2013

Columbia Mid Cap Growth Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Mid Cap Growth Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Mid Cap Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	29
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Mid Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Mid Cap Growth Fund (the Fund) Class A shares returned 6.07% excluding sales charges for the six months ended February 28, 2013.

>  The Fund underperformed its benchmarks, the Russell Midcap Growth Index and the Russell Midcap Index, which returned 11.23% and 13.84%, respectively, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		6.07	3.67	5.29	9.83
Including sales charges		-0.03	-2.29	4.05	9.18
Class B	11/01/02
Excluding sales charges		5.65	2.93	4.49	9.00
Including sales charges		0.65	-2.05	4.15	9.00
Class C*	10/13/03
Excluding sales charges		5.63	2.88	4.49	9.04
Including sales charges		4.63	1.89	4.49	9.04
Class I*	09/27/10	6.27	4.14	5.65	10.18
Class R*	01/23/06	5.90	3.43	5.02	9.59
Class R4*	11/08/12	6.19	3.98	5.56	10.14
Class R5*	03/07/11	6.16	4.07	5.61	10.17
Class T	11/01/02
Excluding sales charges		6.04	3.64	5.23	9.79
Including sales charges		-0.06	-2.33	3.99	9.14
Class W*	09/27/10	6.03	3.67	5.30	9.87
Class Y*	07/15/09	6.25	4.04	5.61	10.17
Class Z	11/20/85	6.18	3.97	5.55	10.14
Russell Midcap Growth Index		11.23	10.84	6.76	11.30
Russell Midcap Index		13.84	15.04	7.16	11.92

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

The Russell Midcap Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization or the Russell 1000 Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Mid Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Alexion Pharmaceuticals, Inc.	1.9
Whole Foods Market, Inc.	1.6
Teradata Corp.	1.5
Sherwin-Williams Co. (The)	1.5
Edwards Lifesciences Corp.	1.4
Dollar Tree, Inc.	1.3
Citrix Systems, Inc.	1.3
Digital Realty Trust, Inc.	1.3
Ulta Salon Cosmetics & Fragrance, Inc.	1.3
Verisk Analytics, Inc., Class A	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2013)
Common Stocks	97.6
Consumer Discretionary	21.1
Consumer Staples	4.7
Energy	8.3
Financials	8.4
Health Care	12.9
Industrials	14.8
Information Technology	18.6
Materials	6.4
Telecommunication Services	1.5
Utilities	0.9
Money Market Funds	2.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

George Myers, CFA

Wayne Collette, CFA

Lawrence Lin, CFA

Brian Neigut

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Mid Cap Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,060.70		1,018.79	6.18		6.06	1.21
Class B	1,000.00	1,000.00	1,056.50		1,015.08	9.99		9.79	1.96
Class C	1,000.00	1,000.00	1,056.30		1,015.08	9.99		9.79	1.96
Class I	1,000.00	1,000.00	1,062.70		1,020.93	3.99		3.91	0.78
Class R	1,000.00	1,000.00	1,059.00		1,017.55	7.45		7.30	1.46
Class R4	1,000.00	1,000.00	1,106.20	*	1,020.38	2.85	*	4.46	0.89 *
Class R5	1,000.00	1,000.00	1,061.60		1,021.12	3.78		3.71	0.74
Class T	1,000.00	1,000.00	1,060.40		1,018.55	6.44		6.31	1.26
Class W	1,000.00	1,000.00	1,060.30		1,018.79	6.18		6.06	1.21
Class Y	1,000.00	1,000.00	1,062.50		1,020.73	4.19		4.11	0.82
Class Z	1,000.00	1,000.00	1,061.80		1,020.03	4.91		4.81	0.96

*For the period November 8, 2012 through February 28, 2013. Class R4 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Mid Cap Growth Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.0%

Issuer	Shares	Value ($)
Consumer Discretionary 21.1%
Auto Components 0.9%
Delphi Automotive PLC(a)	414,153	17,332,303
Distributors 0.9%
LKQ Corp.(a)	837,450	17,745,565
Hotels, Restaurants & Leisure 2.9%
Chipotle Mexican Grill, Inc.(a)	30,610	9,696,942
Panera Bread Co., Class A(a)	89,180	14,353,521
Starwood Hotels & Resorts Worldwide, Inc.	401,340	24,212,842
Wynn Resorts Ltd.	80,655	9,428,570
Total		57,691,875
Household Durables 0.6%
Toll Brothers, Inc.(a)	373,750	12,752,350
Internet & Catalog Retail 0.9%
Netflix, Inc.(a)	47,680	8,967,654
TripAdvisor, Inc.(a)	217,937	9,907,416
Total		18,875,070
Leisure Equipment & Products 1.0%
Mattel, Inc.	270,590	11,026,543
Polaris Industries, Inc.	94,984	8,298,752
Total		19,325,295
Media 4.7%
Charter Communications Operating LLC, Class A(a)	164,670	14,225,841
Discovery Communications, Inc., Class A(a)	311,330	22,829,829
DISH Network Corp., Class A	502,040	17,470,992
Liberty Global, Inc., Class A(a)	223,640	15,406,560
Sirius XM Radio, Inc.	3,515,600	10,898,360
Virgin Media, Inc.	264,730	12,283,472
Total		93,115,054
Multiline Retail 1.9%
Dollar Tree, Inc.(a)	581,660	26,282,307
Macy's, Inc.	279,230	11,476,353
Total		37,758,660
Specialty Retail 5.9%
AutoZone, Inc.(a)	31,300	11,898,695
Bed Bath & Beyond, Inc.(a)	139,000	7,888,250
Dick's Sporting Goods, Inc.	273,956	13,697,800

Common Stocks (continued)

Issuer	Shares	Value ($)
Foot Locker, Inc.	292,700	10,007,413
Gap, Inc. (The)	189,430	6,236,036
Limited Brands, Inc.	301,590	13,728,377
PetSmart, Inc.	147,720	9,618,049
TJX Companies, Inc.	224,290	10,086,321
Ulta Salon Cosmetics & Fragrance, Inc.	286,520	25,374,211
Urban Outfitters, Inc.(a)	253,600	10,275,872
Total		118,811,024
Textiles, Apparel & Luxury Goods 1.4%
lululemon athletica, Inc.(a)	149,178	10,002,385
Michael Kors Holdings Ltd.(a)	166,970	9,897,982
PVH Corp.	70,250	8,559,962
Total		28,460,329
Total Consumer Discretionary		421,867,525
Consumer Staples 4.7%
Beverages 0.9%
Beam, Inc.	180,050	10,988,451
Monster Beverage Corp.(a)	142,420	7,182,241
Total		18,170,692
Food & Staples Retailing 1.6%
Whole Foods Market, Inc.	364,510	31,209,346
Food Products 1.5%
Hershey Co. (The)	164,520	13,711,097
Mead Johnson Nutrition Co.	228,160	17,091,466
Total		30,802,563
Personal Products 0.7%
Estee Lauder Companies, Inc. (The), Class A	156,050	10,002,805
Herbalife Ltd.	105,377	4,245,639
Total		14,248,444
Total Consumer Staples		94,431,045
Energy 8.3%
Energy Equipment & Services 4.5%
Cameron International Corp.(a)	307,579	19,598,934
Core Laboratories NV	85,113	11,673,248
FMC Technologies, Inc.(a)	251,010	13,029,929
Oceaneering International, Inc.	186,710	11,872,889
Oil States International, Inc.(a)	128,590	9,792,128

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Mid Cap Growth Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Rowan Companies PLC, Class A(a)	335,240	11,595,952
Superior Energy Services, Inc.(a)	434,584	11,494,747
Total		89,057,827
Oil, Gas & Consumable Fuels 3.8%
Cabot Oil & Gas Corp.	360,560	22,343,903
Cobalt International Energy, Inc.(a)	286,940	7,078,810
Concho Resources, Inc.(a)	275,611	24,793,965
Continental Resources, Inc.(a)	145,284	12,784,992
Denbury Resources, Inc.(a)	543,580	9,849,670
Total		76,851,340
Total Energy		165,909,167
Financials 8.4%
Capital Markets 1.2%
Affiliated Managers Group, Inc.(a)	164,848	24,105,723
Commercial Banks 1.9%
BankUnited, Inc.	367,765	10,429,815
First Republic Bank	367,110	13,381,160
Signature Bank(a)	186,520	13,852,840
Total		37,663,815
Diversified Financial Services 1.5%
IntercontinentalExchange, Inc.(a)	76,710	11,876,242
Moody's Corp.	387,855	18,640,312
Total		30,516,554
Real Estate Investment Trusts (REITs) 3.5%
Digital Realty Trust, Inc.	378,908	25,379,258
Home Properties, Inc.	209,350	13,067,627
Plum Creek Timber Co., Inc.	253,380	12,288,930
Rayonier, Inc.	336,780	18,815,898
Total		69,551,713
Thrifts & Mortgage Finance 0.3%
Ocwen Financial Corp.(a)	161,050	6,348,591
Total Financials		168,186,396
Health Care 13.0%
Biotechnology 3.9%
Alexion Pharmaceuticals, Inc.(a)	425,042	36,868,143
Ariad Pharmaceuticals, Inc.(a)	463,837	9,754,492
Medivation, Inc.(a)	118,100	5,803,434
Onyx Pharmaceuticals, Inc.(a)	253,920	19,122,715

Common Stocks (continued)

Issuer	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.(a)	37,963	6,339,821
Total		77,888,605
Health Care Equipment & Supplies 1.9%
Align Technology, Inc.(a)	305,040	9,590,458
Edwards Lifesciences Corp.(a)	326,830	28,084,502
Total		37,674,960
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	455,950	21,520,840
Brookdale Senior Living, Inc.(a)	442,150	12,238,712
Catamaran Corp.(a)	374,840	20,132,656
Total		53,892,208
Health Care Technology 1.3%
Cerner Corp.(a)	153,880	13,458,345
HMS Holdings Corp.(a)	382,490	11,088,385
Total		24,546,730
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	394,930	16,381,696
Illumina, Inc.(a)	291,930	14,634,451
Total		31,016,147
Pharmaceuticals 1.7%
Actavis, Inc.(a)	155,805	13,268,354
Perrigo Co.	185,383	20,979,794
Total		34,248,148
Total Health Care		259,266,798
Industrials 14.9%
Airlines 1.1%
Delta Air Lines, Inc.(a)	741,870	10,586,485
United Continental Holdings, Inc.(a)	422,215	11,277,363
Total		21,863,848
Building Products 1.4%
Fortune Brands Home & Security, Inc.(a)	540,370	18,669,784
USG Corp.(a)	320,392	9,041,462
Total		27,711,246
Commercial Services & Supplies 1.5%
Clean Harbors, Inc.(a)	257,000	13,235,500
Stericycle, Inc.(a)	172,562	16,552,147
Total		29,787,647
Construction & Engineering 0.5%
KBR, Inc.	317,290	9,642,443

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Mid Cap Growth Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment 2.2%
AMETEK, Inc.	532,482	22,273,722
Regal-Beloit Corp.	143,138	11,061,705
Rockwell Automation, Inc.	110,739	10,004,161
Total		43,339,588
Machinery 2.1%
Cummins, Inc.	120,735	13,989,564
Donaldson Co., Inc.	170,177	6,131,477
Ingersoll-Rand PLC	310,030	16,323,080
Joy Global, Inc.	96,770	6,129,412
Total		42,573,533
Professional Services 2.4%
IHS, Inc., Class A(a)	116,157	12,341,681
Nielsen Holdings NV(a)	310,494	10,460,543
Verisk Analytics, Inc., Class A(a)	428,490	25,075,235
Total		47,877,459
Road & Rail 1.6%
CSX Corp.	352,910	8,095,755
JB Hunt Transport Services, Inc.	92,380	6,422,258
Kansas City Southern	169,915	17,496,147
Total		32,014,160
Trading Companies & Distributors 2.1%
Fastenal Co.	284,450	14,686,154
United Rentals, Inc.(a)	197,442	10,545,377
WW Grainger, Inc.	77,396	17,527,098
Total		42,758,629
Total Industrials		297,568,553
Information Technology 18.7%
Communications Equipment 1.2%
F5 Networks, Inc.(a)	264,340	24,961,626
Computers & Peripherals 0.6%
NetApp, Inc.(a)	331,700	11,221,411
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	173,730	12,310,508
IPG Photonics Corp.	149,860	8,885,199
Total		21,195,707
Internet Software & Services 2.4%
Equinix, Inc.(a)	93,150	19,705,882
LinkedIn Corp., Class A(a)	93,910	15,793,784

Common Stocks (continued)

Issuer	Shares	Value ($)
Rackspace Hosting, Inc.(a)	210,680	11,768,585
Total		47,268,251
IT Services 2.3%
Alliance Data Systems Corp.(a)	104,105	16,520,423
Teradata Corp.(a)	506,040	29,380,682
Total		45,901,105
Semiconductors & Semiconductor Equipment 2.8%
Avago Technologies Ltd.	288,210	9,862,546
KLA-Tencor Corp.	372,860	20,417,814
Microchip Technology, Inc.	444,610	16,214,927
Xilinx, Inc.	253,260	9,439,000
Total		55,934,287
Software 8.3%
ANSYS, Inc.(a)	259,550	19,673,890
Autodesk, Inc.(a)	530,046	19,463,289
Citrix Systems, Inc.(a)	362,205	25,680,335
Concur Technologies, Inc.(a)	190,670	13,385,034
Electronic Arts, Inc.(a)	672,790	11,794,009
Fortinet, Inc.(a)	660,218	15,964,071
Intuit, Inc.	296,690	19,130,571
Red Hat, Inc.(a)	198,920	10,107,125
Salesforce.com, Inc.(a)	66,950	11,329,279
Splunk, Inc.(a)	391,550	14,146,702
TIBCO Software, Inc.(a)	258,785	5,550,938
Total		166,225,243
Total Information Technology		372,707,630
Materials 6.5%
Chemicals 3.8%
Albemarle Corp.	181,760	11,828,941
Celanese Corp., Class A	133,805	6,268,764
CF Industries Holdings, Inc.	100,060	20,095,050
Eastman Chemical Co.	126,690	8,834,094
Sherwin-Williams Co. (The)	178,370	28,822,808
Total		75,849,657
Containers & Packaging 1.2%
Crown Holdings, Inc.(a)	295,220	11,475,201
Rock Tenn Co., Class A	135,160	11,954,902
Total		23,430,103

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Mid Cap Growth Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Metals & Mining 0.8%
Royal Gold, Inc.	227,963	14,940,695
Paper & Forest Products 0.7%
International Paper Co.	327,780	14,425,598
Total Materials		128,646,053
Telecommunication Services 1.5%
Wireless Telecommunication Services 1.5%
Crown Castle International Corp.(a)	227,550	15,882,990
SBA Communications Corp., Class A(a)	203,780	14,492,833
Total		30,375,823
Total Telecommunication Services		30,375,823
Utilities 0.9%
Electric Utilities 0.9%
ITC Holdings Corp.	213,080	18,009,522
Total Utilities		18,009,522
Total Common Stocks (Cost: $1,565,556,104)		1,956,968,512

Money Market Funds 2.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(b)(c)	47,650,656	47,650,656
Total Money Market Funds (Cost: $47,650,656)		47,650,656
Total Investments (Cost: $1,613,206,760)		2,004,619,168
Other Assets & Liabilities, Net		(8,116,455)
Net Assets		1,996,502,713

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	60,584,979	322,661,509	(335,595,832)	47,650,656	30,582	47,650,656

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Mid Cap Growth Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Mid Cap Growth Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	421,867,525	—	—	421,867,525
Consumer Staples	94,431,045	—	—	94,431,045
Energy	165,909,167	—	—	165,909,167
Financials	168,186,396	—	—	168,186,396
Health Care	259,266,798	—	—	259,266,798
Industrials	297,568,553	—	—	297,568,553
Information Technology	372,707,630	—	—	372,707,630
Materials	128,646,053	—	—	128,646,053
Telecommunication Services	30,375,823	—	—	30,375,823
Utilities	18,009,522	—	—	18,009,522
Total Equity Securities	1,956,968,512	—	—	1,956,968,512
Other
Money Market Funds	47,650,656	—	—	47,650,656
Total Other	47,650,656	—	—	47,650,656
Total	2,004,619,168	—	—	2,004,619,168

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Mid Cap Growth Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,565,556,104)	$1,956,968,512
Affiliated issuers (identified cost $47,650,656)	47,650,656
Total investments (identified cost $1,613,206,760)	2,004,619,168
Receivable for:
Investments sold	18,011,704
Capital shares sold	664,936
Dividends	1,589,441
Prepaid expenses	12,579
Trustees' deferred compensation plan	88,315
Other assets	2,199
Total assets	2,024,988,342
Liabilities
Payable for:
Investments purchased	18,089,526
Capital shares purchased	9,760,766
Investment management fees	37,982
Distribution and/or service fees	4,579
Transfer agent fees	292,477
Administration fees	2,954
Compensation of board members	38,655
Chief compliance officer expenses	351
Other expenses	170,024
Trustees' deferred compensation plan	88,315
Total liabilities	28,485,629
Net assets applicable to outstanding capital stock	$1,996,502,713
Represented by
Paid-in capital	$1,645,128,178
Undistributed net investment income	1,872,209
Accumulated net realized loss	(41,910,082)
Unrealized appreciation (depreciation) on:
Investments	391,412,408
Total — representing net assets applicable to outstanding capital stock	$1,996,502,713

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Mid Cap Growth Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$318,914,100
Shares outstanding	11,729,388
Net asset value per share	$27.19
Maximum offering price per share(a)	$28.85
Class B
Net assets	$4,296,114
Shares outstanding	172,955
Net asset value per share	$24.84
Class C
Net assets	$43,499,769
Shares outstanding	1,745,382
Net asset value per share	$24.92
Class I
Net assets	$280,739,448
Shares outstanding	9,948,831
Net asset value per share	$28.22
Class K
Net assets	$2,500
Shares outstanding	89
Net asset value per share(b)	$28.08
Class R
Net assets	$26,717,980
Shares outstanding	1,001,803
Net asset value per share	$26.67
Class R4
Net assets	$2,688
Shares outstanding	94
Net asset value per share(b)	$28.58
Class R5
Net assets	$35,887
Shares outstanding	1,274
Net asset value per share	$28.17
Class T
Net assets	$21,184,096
Shares outstanding	780,679
Net asset value per share	$27.14
Maximum offering price per share(a)	$28.80
Class W
Net assets	$79,034,203
Shares outstanding	2,905,271
Net asset value per share	$27.20

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Mid Cap Growth Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class Y
Net assets	$16,976
Shares outstanding	603
Net asset value per share(b)	$28.14
Class Z
Net assets	$1,222,058,952
Shares outstanding	43,511,876
Net asset value per share	$28.09

(a) The maximum offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Mid Cap Growth Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$12,198,903
Dividends — affiliated issuers	30,582
Interest	49,192
Income from securities lending — net	319,797
Foreign taxes withheld	(5,990)
Total income	12,592,484
Expenses:
Investment management fees	6,824,473
Distribution and/or service fees
Class A	395,636
Class B	23,313
Class C	217,553
Class R	63,494
Class T	30,880
Class W	86,324
Transfer agent fees
Class A	292,250
Class B	4,304
Class C	40,176
Class R	23,447
Class R4(a)	1
Class R5	29
Class T	19,010
Class W	63,761
Class Y	4
Class Z	1,131,042
Administration fees	530,602
Compensation of board members	38,172
Custodian fees	11,994
Printing and postage fees	120,481
Registration fees	83,822
Professional fees	38,031
Chief compliance officer expenses	877
Other	42,875
Total expenses	10,082,551
Net investment income	2,509,933
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	41,258,796
Foreign currency translations	(11)
Net realized gain	41,258,785
Net change in unrealized appreciation (depreciation) on:
Investments	73,582,761
Net change in unrealized appreciation (depreciation)	73,582,761
Net realized and unrealized gain	114,841,546
Net increase in net assets resulting from operations	$117,351,479

(a) For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Mid Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013(a) (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income (loss)	$2,509,933	$(677,356)
Net realized gain	41,258,785	66,339,006
Net change in unrealized appreciation (depreciation)	73,582,761	64,405,118
Net increase in net assets resulting from operations	117,351,479	130,066,768
Distributions to shareholders
Net realized gains
Class A	(9,008,327)	(10,402,453)
Class B	(148,454)	(244,122)
Class C	(1,367,234)	(1,847,175)
Class I	(7,549,769)	(7,452,588)
Class R	(743,840)	(898,218)
Class R4	(72)	—
Class R5	(797)	(68,559)
Class T	(596,346)	(689,253)
Class W	(1,984,787)	(2,109,978)
Class Y	(462)	(1,009)
Class Z	(34,501,877)	(38,781,757)
Total distributions to shareholders	(55,901,965)	(62,495,112)
Increase (decrease) in net assets from capital stock activity	(103,886,232)	130,317,525
Proceeds from regulatory settlements (Note 6)	—	26,617
Total increase (decrease) in net assets	(42,436,718)	197,915,798
Net assets at beginning of period	2,038,939,431	1,841,023,633
Net assets at end of period	$1,996,502,713	$2,038,939,431
Undistributed (excess of distributions over) net investment income	$1,872,209	$(637,724)

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Mid Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a)(b) (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	794,337	21,063,979	3,669,127	93,936,684
Distributions reinvested	316,741	8,019,883	362,319	9,010,863
Redemptions	(1,886,130)	(49,563,041)	(3,342,581)	(85,793,496)
Net increase (decrease)	(775,052)	(20,479,179)	688,865	17,154,051
Class B shares
Subscriptions	3,184	77,294	15,611	364,311
Distributions reinvested	5,429	125,783	8,783	202,000
Redemptions(c)	(47,305)	(1,146,269)	(130,645)	(3,092,296)
Net decrease	(38,692)	(943,192)	(106,251)	(2,525,985)
Class C shares
Subscriptions	90,408	2,182,567	318,841	7,522,254
Distributions reinvested	47,498	1,104,318	61,012	1,407,536
Redemptions	(249,015)	(6,040,153)	(783,350)	(18,459,578)
Net decrease	(111,109)	(2,753,268)	(403,497)	(9,529,788)
Class I shares
Subscriptions	113,777	3,063,475	5,178,378	132,843,374
Distributions reinvested	287,599	7,549,478	290,650	7,452,275
Redemptions	(281,625)	(7,782,059)	(2,448,515)	(64,528,346)
Net increase	119,751	2,830,894	3,020,513	75,767,303
Class K shares
Subscriptions	89	2,500	—	—
Net increase	89	2,500	—	—
Class R shares
Subscriptions	154,561	3,999,546	571,120	14,387,473
Distributions reinvested	23,306	579,143	24,943	610,857
Redemptions	(162,839)	(4,204,754)	(641,469)	(16,077,744)
Net increase (decrease)	15,028	373,935	(45,406)	(1,079,414)
Class R4 shares
Subscriptions	94	2,500	—	—
Net increase	94	2,500	—	—
Class R5 shares
Subscriptions	206	5,664	—	—
Distributions reinvested	28	728	2,673	68,485
Redemptions	(84,494)	(2,354,856)	(164)	(4,325)
Net increase (decrease)	(84,260)	(2,348,464)	2,509	64,160

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Mid Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a)(b) (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	3,436	87,791	12,737	321,169
Distributions reinvested	19,642	496,360	22,729	564,595
Redemptions	(37,402)	(978,345)	(100,762)	(2,598,819)
Net decrease	(14,324)	(394,194)	(65,296)	(1,713,055)
Class W shares
Subscriptions	574,659	15,351,291	1,503,688	38,209,460
Distributions reinvested	78,354	1,984,703	84,803	2,109,887
Redemptions	(271,698)	(7,191,145)	(816,211)	(20,826,294)
Net increase	381,315	10,144,849	772,280	19,493,053
Class Y shares
Distributions reinvested	—	—	20	511
Redemptions	—	—	(639)	(17,508)
Net increase (decrease)	—	—	(619)	(16,997)
Class Z shares
Subscriptions	1,911,200	51,980,829	12,346,093	321,362,441
Distributions reinvested	826,522	21,605,284	854,749	21,873,025
Redemptions	(6,019,054)	(163,908,726)	(11,739,452)	(310,531,269)
Net increase (decrease)	(3,281,332)	(90,322,613)	1,461,390	32,704,197
Total net increase (decrease)	(3,788,492)	(103,886,232)	5,324,488	130,317,525

(a) Class K shares commenced operations on February 28, 2013.

(b) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Mid Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$26.41		$25.75		$20.22		$17.58		$23.47		$27.51
Income from investment operations:
Net investment income (loss)	0.01		(0.06)		(0.17)		(0.10)		(0.03)		(0.12)
Net realized and unrealized gain (loss)	1.54		1.55		5.70		2.74		(5.37)		(0.06)
Total from investment operations	1.55		1.49		5.53		2.64		(5.40)		(0.18)
Less distributions to shareholders:
Net realized gains	(0.77)		(0.83)		—		—		(0.49)		(3.86)
Total distributions to shareholders	(0.77)		(0.83)		—		—		(0.49)		(3.86)
Proceeds from regulatory settlements	—		0.00	(a)	0.00	(a)	—		0.00	(a)	—
Net asset value, end of period	$27.19		$26.41		$25.75		$20.22		$17.58		$23.47
Total return	6.07%		5.97%		27.35%		15.02%		(22.38%)		(2.21%)
Ratios to average net assets(b)(c)
Total gross expenses	1.21	%(d)	1.22%		1.19	%(e)	1.23	%(e)	1.26%		1.18	%(e)
Total net expenses(f)	1.21	%(d)	1.22	%(g)	1.19	%(e)(g)	1.23	%(e)(g)	1.26	%(g)	1.18	%(e)(g)
Net investment income (loss)	0.06	%(d)	(0.22%)		(0.63%)		(0.49%)		(0.20%)		(0.48%)
Supplemental data
Net assets, end of period (in thousands)	$318,914		$330,302		$304,214		$65,123		$53,881		$63,337
Portfolio turnover	52%		141%		138%		137%		160%		149%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$24.29		$23.92		$18.93		$16.59		$22.35		$26.47
Income from investment operations:
Net investment loss	(0.08)		(0.23)		(0.34)		(0.23)		(0.14)		(0.30)
Net realized and unrealized gain (loss)	1.40		1.43		5.33		2.57		(5.13)		(0.04)
Total from investment operations	1.32		1.20		4.99		2.34		(5.27)		(0.34)
Less distributions to shareholders:
Net realized gains	(0.77)		(0.83)		—		—		(0.49)		(3.78)
Total distributions to shareholders	(0.77)		(0.83)		—		—		(0.49)		(3.78)
Proceeds from regulatory settlements	—		0.00	(a)	0.00	(a)	—		0.00	(a)	—
Net asset value, end of period	$24.84		$24.29		$23.92		$18.93		$16.59		$22.35
Total return	5.65%		5.19%		26.36%		14.10%		(22.93%)		(2.92%)
Ratios to average net assets(b)(c)
Total gross expenses	1.96	%(d)	1.99%		1.95	%(e)	1.98	%(e)	2.01%		1.93	%(e)
Total net expenses(f)	1.96	%(d)	1.99	%(g)	1.95	%(e)(g)	1.98	%(e)(g)	2.01	%(g)	1.93	%(e)(g)
Net investment loss	(0.68	%)(d)	(0.99%)		(1.39%)		(1.24%)		(0.95%)		(1.23%)
Supplemental data
Net assets, end of period (in thousands)	$4,296		$5,140		$7,604		$5,582		$8,322		$15,829
Portfolio turnover	52%		141%		138%		137%		160%		149%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$24.37		$23.99		$18.98		$16.63		$22.41		$26.53
Income from investment operations:
Net investment loss	(0.08)		(0.23)		(0.35)		(0.24)		(0.14)		(0.30)
Net realized and unrealized gain (loss)	1.40		1.44		5.36		2.59		(5.15)		(0.04)
Total from investment operations	1.32		1.21		5.01		2.35		(5.29)		(0.34)
Less distributions to shareholders:
Net realized gains	(0.77)		(0.83)		—		—		(0.49)		(3.78)
Total distributions to shareholders	(0.77)		(0.83)		—		—		(0.49)		(3.78)
Proceeds from regulatory settlements	—		0.00	(a)	0.00	(a)	—		0.00	(a)	—
Net asset value, end of period	$24.92		$24.37		$23.99		$18.98		$16.63		$22.41
Total return	5.63%		5.22%		26.40%		14.13%		(22.96%)		(2.91%)
Ratios to average net assets(b)(c)
Total gross expenses	1.96	%(d)	1.98%		1.94	%(e)	1.98	%(e)	2.01%		1.93	%(e)
Total net expenses(f)	1.96	%(d)	1.98	%(g)	1.94	%(e)(g)	1.98	%(e)(g)	2.01	%(g)	1.93	%(e)(g)
Net investment loss	(0.69	%)(d)	(0.98%)		(1.39%)		(1.24%)		(0.95%)		(1.23%)
Supplemental data
Net assets, end of period (in thousands)	$43,500		$45,236		$54,224		$9,858		$9,106		$13,540
Portfolio turnover	52%		141%		138%		137%		160%		149%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class I	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$27.33		$26.49	$23.23
Income from investment operations:
Net investment income (loss)	0.07		0.06	(0.06)
Net realized and unrealized gain	1.59		1.61	3.32
Total from investment operations	1.66		1.67	3.26
Less distributions to shareholders:
Net realized gains	(0.77)		(0.83)	—
Total distributions to shareholders	(0.77)		(0.83)	—
Proceeds from regulatory settlements	—		0.00 (b)	0.00	(b)
Net asset value, end of period	$28.22		$27.33	$26.49
Total return	6.27%		6.49%	14.03%
Ratios to average net assets(c)(d)
Total gross expenses	0.78	%(e)	0.78%	0.80	%(e)(f)
Total net expenses(g)	0.78	%(e)	0.78%	0.80	%(e)(f)(h)
Net investment income (loss)	0.50	%(e)	0.23%	(0.22	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$280,739		$268,601	$180,383
Portfolio turnover	52%		141%	138%

Notes to Financial Highlights

(a)  For the period from September 7, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class R	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$25.96		$25.38		$19.98		$17.42		$23.32		$27.39
Income from investment operations:
Net investment loss	(0.02)		(0.12)		(0.23)		(0.15)		(0.07)		(0.18)
Net realized and unrealized gain (loss)	1.50		1.53		5.63		2.71		(5.34)		(0.06)
Total from investment operations	1.48		1.41		5.40		2.56		(5.41)		(0.24)
Less distributions to shareholders:
Net realized gains	(0.77)		(0.83)		—		—		(0.49)		(3.83)
Total distributions to shareholders	(0.77)		(0.83)		—		—		(0.49)		(3.83)
Proceeds from regulatory settlements	—		0.00	(a)	0.00	(a)	—		0.00	(a)	—
Net asset value, end of period	$26.67		$25.96		$25.38		$19.98		$17.42		$23.32
Total return	5.90%		5.73%		27.03%		14.70%		(22.57%)		(2.44%)
Ratios to average net assets(b)(c)
Total gross expenses	1.46	%(d)	1.48%		1.44	%(e)	1.48	%(e)	1.51%		1.43	%(e)
Total net expenses(f)	1.46	%(d)	1.48	%(g)	1.44	%(e)(g)	1.48	%(e)(g)	1.51	%(g)	1.43	%(e)(g)
Net investment loss	(0.19	%)(d)	(0.48%)		(0.88%)		(0.73%)		(0.45%)		(0.74%)
Supplemental data
Net assets, end of period (in thousands)	$26,718		$25,613		$26,196		$5,112		$3,876		$1,800
Portfolio turnover	52%		141%		138%		137%		160%		149%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$26.58
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain	2.71
Total from investment operations	2.77
Less distributions to shareholders:
Net realized gains	(0.77)
Total distributions to shareholders	(0.77)
Net asset value, end of period	$28.58
Total return	10.62%
Ratios to average net assets(b)
Total gross expenses	0.89	%(c)
Total net expenses(d)	0.89	%(c)
Net investment income	0.67	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	52%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class R5	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$27.31		$26.47	$28.05
Income from investment operations:
Net investment income (loss)	0.01		0.06	(0.03)
Net realized and unrealized gain (loss)	1.62		1.61	(1.55	)(b)
Total from investment operations	1.63		1.67	(1.58)
Less distributions to shareholders:
Net realized gains	(0.77)		(0.83)	—
Total distributions to shareholders	(0.77)		(0.83)	—
Proceeds from regulatory settlements	—		0.00 (c)	—
Net asset value, end of period	$28.17		$27.31	$26.47
Total return	6.16%		6.50%	(5.63%)
Ratios to average net assets(d)(e)
Total gross expenses	0.74	%(f)	0.78%	0.78	%(f)(g)
Total net expenses(h)	0.74	%(f)	0.78%	0.78	%(f)(g)(i)
Net investment income (loss)	0.07	%(f)	0.22%	(0.24	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$36		$2,336	$2,198
Portfolio turnover	52%		141%	138%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class T	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$26.37		$25.72		$20.21		$17.58		$23.48		$27.53
Income from investment operations:
Net investment income	0.00	(a)	(0.07)		(0.18)		(0.11)		(0.04)		(0.14)
Net realized and unrealized gain (loss)	1.54		1.55		5.69		2.74		(5.37)		(0.06)
Total from investment operations	1.54		1.48		5.51		2.63		(5.41)		(0.20)
Less distributions to shareholders:
Net realized gains	(0.77)		(0.83)		—		—		(0.49)		(3.85)
Total distributions to shareholders	(0.77)		(0.83)		—		—		(0.49)		(3.85)
Proceeds from regulatory settlements	—		0.00	(a)	0.00	(a)	—		0.00	(a)	—
Net asset value, end of period	$27.14		$26.37		$25.72		$20.21		$17.58		$23.48
Total return	6.04%		5.94%		27.26%		14.96%		(22.41%)		(2.27%)
Ratios to average net assets(b)(c)
Total gross expenses	1.26	%(d)	1.28%		1.26	%(e)	1.28	%(e)	1.31%		1.23	%(e)
Total net expenses(f)	1.26	%(d)	1.28	%(g)	1.26	%(e)(g)	1.28	%(e)(g)	1.31	%(g)	1.23	%(e)(g)
Net investment income	0.01	%(d)	(0.28%)		(0.69%)		(0.54%)		(0.25%)		(0.53%)
Supplemental data
Net assets, end of period (in thousands)	$21,184		$20,965		$22,127		$19,582		$18,847		$26,801
Portfolio turnover	52%		141%		138%		137%		160%		149%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six months ended February 28, 2013		Year ended August 31,
Class W	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$26.43		$25.76		$22.67
Income from investment operations:
Net investment income (loss)	0.01		(0.05)		(0.16)
Net realized and unrealized gain	1.53		1.55		3.25
Total from investment operations	1.54		1.50		3.09
Less distributions to shareholders:
Net realized gains	(0.77)		(0.83)		—
Total distributions to shareholders	(0.77)		(0.83)		—
Proceeds from regulatory settlements	—		0.00	(b)	0.00	(b)
Net asset value, end of period	$27.20		$26.43		$25.76
Total return	6.03%		6.01%		13.63%
Ratios to average net assets(c)(d)
Total gross expenses	1.21	%(e)	1.22%		1.19	%(e)(f)
Total net expenses(g)	1.21	%(e)	1.22	%(h)	1.19	%(e)(f)(h)
Net investment income (loss)	0.07	%(e)	(0.21%)		(0.63	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$79,034		$66,704		$45,119
Portfolio turnover	52%		141%		138%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class Y	(Unaudited)		2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$27.26		$26.46	$20.72		$17.98		$16.18
Income from investment operations:
Net investment income	0.06		0.03	(0.04)		(0.03)		0.01
Net realized and unrealized gain	1.59		1.60	5.78		2.80		1.79
Total from investment operations	1.65		1.63	5.74		2.77		1.80
Less distributions to shareholders:
Net investment income	—		—	—		(0.03)		—
Net realized gains	(0.77)		(0.83)	—		—		—
Total distributions to shareholders	(0.77)		(0.83)	—		(0.03)		—
Proceeds from regulatory settlements	—		0.00 (b)	0.00	(b)	—		—
Net asset value, end of period	$28.14		$27.26	$26.46		$20.72		$17.98
Total return	6.25%		6.35%	27.70%		15.43%		11.12%
Ratios to average net assets(c)(d)
Total gross expenses	0.82	%(e)	0.88%	0.86	%(f)	0.84	%(f)	0.86	%(e)
Total net expenses(g)	0.82	%(e)	0.88%	0.86	%(f)(h)	0.84	%(f)(h)	0.86	%(e)(h)
Net investment income	0.45	%(e)	0.10%	(0.15%)		(0.13%)		0.31	%(e)
Supplemental data
Net assets, end of period (in thousands)	$17		$16	$32		$1,013		$3,067
Portfolio turnover	52%		141%	138%		137%		160%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to August 31, 2009.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$27.23		$26.45		$20.72		$17.98		$23.92		$27.93
Income from investment operations:
Net investment income (loss)	0.04		0.01		(0.10)		(0.05)		0.01		(0.06)
Net realized and unrealized gain (loss)	1.59		1.60		5.83		2.80		(5.46)		(0.07)
Total from investment operations	1.63		1.61		5.73		2.75		(5.45)		(0.13)
Less distributions to shareholders:
Net investment income	—		—		—		(0.01)		—		—
Net realized gains	(0.77)		(0.83)		—		—		(0.49)		(3.88)
Total distributions to shareholders	(0.77)		(0.83)		—		(0.01)		(0.49)		(3.88)
Proceeds from regulatory settlements	—		0.00	(a)	0.00	(a)	—		0.00	(a)	—
Net asset value, end of period	$28.09		$27.23		$26.45		$20.72		$17.98		$23.92
Total return	6.18%		6.27%		27.65%		15.29%		(22.16%)		(1.97%)
Ratios to average net assets(b)(c)
Total gross expenses	0.96	%(d)	0.97%		0.95	%(e)	0.98	%(e)	1.01%		0.93	%(e)
Total net expenses(f)	0.96	%(d)	0.97	%(g)	0.95	%(e)(g)	0.98	%(e)(g)	1.01	%(g)	0.93	%(e)(g)
Net investment income (loss)	0.31	%(d)	0.03%		(0.39%)		(0.24%)		0.05%		(0.23%)
Supplemental data
Net assets, end of period (in thousands)	$1,222,059		$1,274,026		$1,198,927		$986,590		$954,718		$1,286,857
Portfolio turnover	52%		141%		138%		137%		160%		149%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
28

Columbia Mid Cap Growth Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares are not subject to sales charges and are closed to new investors. Class K shares commenced operations on February 28, 2013.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the

Semiannual Report 2013
29

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

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Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Semiannual Report 2013
31

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Effective November 1, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.18
Class R4	0.16
Class R5	0.05
Class T	0.18
Class W	0.18
Class Y	0.05
Class Z	0.18

Effective March 16, 2013, Class A, Class B, Class C, Class R, Class R4, Class T, Class W and Class Z shares are subject to an annual transfer agent fee limitation of not more than 0.19% of the average daily net assets attributable to each share class. This limitation will expire December 31, 2014.

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At February 28, 2013, the Fund's total potential future obligation over the life of the Guaranty is $218,661. The liability remaining at February 28, 2013 for non-recurring charges associated with the lease amounted to $114,969 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at February 28, 2013 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $2,199.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets

Semiannual Report 2013
32

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 28, 2013 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $36,591 for Class A, $1,169 for Class B, $283 for Class C and $69 for Class T shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective January 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.35%
Class B	2.10
Class C	2.10
Class I	0.94
Class K	1.24
Class R	1.60
Class R4	1.10
Class R5	0.99
Class T	1.40
Class W	1.35
Class Y	0.94
Class Z	1.10

Prior to January 1, 2013, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.35%
Class B	2.10
Class C	2.10
Class I	0.99
Class R	1.60
Class R4	1.10
Class R5	1.04
Class T	1.40
Class W	1.35
Class Y	1.10
Class Z	1.10

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction

Semiannual Report 2013
33

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $1,613,207,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$403,096,000
Unrealized depreciation	(11,684,000)
Net unrealized appreciation	$391,412,000

The following capital loss carryforward, determined as of August 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2015	4,635,769
2016	60,299,757
Total	64,935,526

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $523,406 at August 31, 2012 as arising on September 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,024,427,780 and $1,138,698,353, respectively, for the six months ended February 28, 2013.

Note 6. Regulatory Settlements

During the year ended August 31, 2012, the Fund received $26,617 as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2013
34

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Note 9. Shareholder Concentration

At February 28, 2013, one unaffiliated shareholder account owned 22.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 15.6% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 11. Significant Risks

Consumer Discretionary Risk

The Fund's portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above and as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

At the close of business on March 15, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Mid Cap Growth Opportunity Fund, a series of Columbia Funds Series Trust II (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved the plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are

Semiannual Report 2013
35

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
36

Columbia Mid Cap Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
37

Columbia Mid Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR194_08_C01_(04/13)

Semiannual Report

February 28, 2013

Columbia Small Cap Core Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Small Cap Core Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Small Cap Core Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	27
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Small Cap Core Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Core Fund (the Fund) Class A shares returned 15.39% excluding sales charges for the six months ended February 28, 2013.

>  The Fund outperformed its benchmarks, the Russell 2000 Index and the S&P SmallCap 600 Index, which returned 13.02% and 12.20%, respectively, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		15.39	10.69	7.42	10.75
Including sales charges		8.75	4.31	6.16	10.10
Class B	11/01/98
Excluding sales charges		14.94	9.94	6.63	9.92
Including sales charges		9.94	4.94	6.32	9.92
Class C	11/18/02
Excluding sales charges		15.00	9.92	6.64	9.92
Including sales charges		14.00	8.92	6.64	9.92
Class I*	09/27/10	15.69	11.27	7.81	11.09
Class R4*	11/08/12	15.48	10.98	7.70	11.03
Class R5*	11/08/12	15.58	11.08	7.72	11.04
Class T	02/12/93
Excluding sales charges		15.36	10.64	7.37	10.69
Including sales charges		8.73	4.27	6.10	10.03
Class W*	09/27/10	15.46	10.75	7.46	10.77
Class Y*	11/08/12	15.57	11.07	7.72	11.04
Class Z	12/14/92	15.49	11.00	7.70	11.03
Russell 2000 Index		13.02	14.02	7.35	11.16
S&P SmallCap 600 Index		12.20	14.65	8.37	11.98

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Small Cap Core Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Air Methods Corp.	1.6
Oriental Financial Group, Inc.	1.6
Providence Service Corp. (The)	1.5
Cash America International, Inc.	1.4
Progress Software Corp.	1.2
Plexus Corp.	1.2
Analogic Corp.	1.1
Tetra Technologies, Inc.	1.1
H.B. Fuller Co.	1.1
Belden, Inc.	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2013)
Common Stocks	96.8
Consumer Discretionary	9.6
Consumer Staples	1.4
Energy	5.5
Financials	19.0
Health Care	11.3
Industrials	22.3
Information Technology	19.7
Materials	5.6
Telecommunication Services	0.6
Utilities	1.8
Money Market Funds	3.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Richard D'Auteuil

Jeffrey Hershey, CFA

Paul Szczygiel, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Small Cap Core Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,153.90		1,018.05	7.26		6.80	1.36
Class B	1,000.00	1,000.00	1,149.40		1,014.33	11.24		10.54	2.11
Class C	1,000.00	1,000.00	1,150.00		1,014.33	11.25		10.54	2.11
Class I	1,000.00	1,000.00	1,156.90		1,020.38	4.76		4.46	0.89
Class R4	1,000.00	1,000.00	1,163.70	*	1,019.39	3.59	*	5.46	1.09	*
Class R5	1,000.00	1,000.00	1,164.80	*	1,020.38	2.93	*	4.46	0.89	*
Class T	1,000.00	1,000.00	1,153.60		1,017.80	7.53		7.05	1.41
Class W	1,000.00	1,000.00	1,154.60		1,018.05	7.27		6.80	1.36
Class Y	1,000.00	1,000.00	1,164.70	*	1,020.33	2.96	*	4.51	0.90	*
Class Z	1,000.00	1,000.00	1,154.90		1,019.29	5.93		5.56	1.11

*For the period November 8, 2012 through February 28, 2013. Class R4, Class R5 and Class Y shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Small Cap Core Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.1%

Issuer	Shares	Value ($)
Consumer Discretionary 9.6%
Auto Components 1.0%
Dorman Products, Inc.	157,806	5,516,898
Modine Manufacturing Co.(a)	640,396	5,276,863
Total		10,793,761
Diversified Consumer Services 0.5%
Steiner Leisure Ltd.(a)	110,798	5,224,126
Hotels, Restaurants & Leisure 1.2%
Bob Evans Farms, Inc.	84,418	3,435,812
CEC Entertainment, Inc.	253,747	7,675,847
Morgans Hotel Group Co.(a)	411,411	2,020,028
Total		13,131,687
Household Durables 1.2%
Helen of Troy Ltd.(a)	159,476	5,913,370
Jarden Corp.(a)	106,000	6,583,660
Tri Pointe Homes, Inc.(a)	55,169	1,015,110
Total		13,512,140
Leisure Equipment & Products 0.6%
Callaway Golf Co.	611,319	4,108,063
Steinway Musical Instruments, Inc.(a)	99,719	2,239,689
Total		6,347,752
Media 1.3%
John Wiley & Sons, Inc., Class A	250,740	9,172,069
Valassis Communications, Inc.	193,688	5,324,483
Total		14,496,552
Specialty Retail 3.8%
Bebe Stores, Inc.	537,170	2,127,193
Buckle, Inc. (The)	145,261	6,509,146
Express, Inc.(a)	347,400	6,426,900
Penske Automotive Group, Inc.	266,740	7,938,182
Rent-A-Center, Inc.	260,982	9,468,427
Stage Stores, Inc.	190,178	4,695,495
Wet Seal, Inc. (The), Class A(a)	1,567,730	4,609,126
Total		41,774,469
Total Consumer Discretionary		105,280,487
Consumer Staples 1.4%
Food & Staples Retailing 0.4%
Casey's General Stores, Inc.	77,837	4,404,796
Food Products 0.5%
Ingredion, Inc.	73,141	4,841,934

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.5%
Elizabeth Arden, Inc.(a)	150,807	5,866,392
Total Consumer Staples		15,113,122
Energy 5.5%
Energy Equipment & Services 3.8%
Gulfmark Offshore, Inc., Class A	199,586	7,129,212
Helix Energy Solutions Group, Inc.(a)	300,600	7,037,046
Newpark Resources, Inc.(a)	677,262	5,966,678
Oceaneering International, Inc.	78,500	4,991,815
Tetra Technologies, Inc.(a)	1,282,131	11,834,069
Unit Corp.(a)	108,570	4,937,764
Total		41,896,584
Oil, Gas & Consumable Fuels 1.7%
BPZ Resources, Inc.(a)	743,040	1,827,878
Carrizo Oil & Gas, Inc.(a)	154,400	3,626,856
Diamondback Energy, Inc.(a)	234,853	5,333,512
EXCO Resources, Inc.	377,027	2,503,459
Resolute Energy Corp.(a)	467,400	4,758,132
Total		18,049,837
Total Energy		59,946,421
Financials 19.1%
Capital Markets 1.1%
Investment Technology Group, Inc.(a)	581,734	7,044,799
Waddell & Reed Financial, Inc., Class A	116,955	4,797,494
Total		11,842,293
Commercial Banks 6.7%
Bryn Mawr Bank Corp.	308,428	7,075,338
Centerstate Banks, Inc.	203,881	1,726,872
Financial Institutions, Inc.	270,530	5,391,663
Hancock Holding Co.	135,836	4,102,247
Iberiabank Corp.	100,165	5,028,283
National Bank Holdings Corp., Class A	229,599	4,153,446
Oriental Financial Group, Inc.	1,083,099	16,582,246
SCBT Financial Corp.	154,786	7,370,909
Simmons First National Corp., Class A	142,360	3,578,931
Southwest Bancorp, Inc.(a)	668,221	8,680,191
Susquehanna Bancshares, Inc.	365,429	4,249,939
Union First Market Bankshares Corp.	303,664	5,511,502
Total		73,451,567

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Small Cap Core Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Finance 1.4%
Cash America International, Inc.	293,238	14,849,572
Insurance 3.6%
AMERISAFE, Inc.(a)	172,653	5,631,941
Arthur J Gallagher & Co.	127,840	4,919,283
CNO Financial Group, Inc.	570,450	6,240,723
eHealth, Inc.(a)	69,054	1,072,409
Enstar Group Ltd.(a)	57,732	7,236,129
Horace Mann Educators Corp.	217,747	4,455,104
National Financial Partners Corp.(a)	238,815	4,695,103
National Interstate Corp.	80,527	2,679,938
State Auto Financial Corp.	167,364	2,811,715
Total		39,742,345
Real Estate Investment Trusts (REITs) 5.5%
Acadia Realty Trust	183,936	4,951,557
American Campus Communities, Inc.	138,982	6,281,987
AmREIT, Inc., Class B	200,358	3,466,193
Chesapeake Lodging Trust	259,230	5,581,222
Cousins Properties, Inc.	470,680	4,575,010
DuPont Fabros Technology, Inc.	177,971	4,121,808
First Potomac Realty Trust	476,298	6,730,091
Mack-Cali Realty Corp.	138,140	3,920,413
Medical Properties Trust, Inc.	298,360	4,332,187
STAG Industrial, Inc.	446,038	9,460,466
Summit Hotel Properties, Inc.	739,518	7,099,373
Total		60,520,307
Thrifts & Mortgage Finance 0.8%
Berkshire Hills Bancorp, Inc.	184,027	4,471,856
Dime Community Bancshares, Inc.	309,577	4,399,089
Total		8,870,945
Total Financials		209,277,029
Health Care 11.3%
Biotechnology 0.8%
Myriad Genetics, Inc.(a)	332,865	8,461,428
Health Care Equipment & Supplies 5.5%
Analogic Corp.	162,066	12,023,677
Atrion Corp.	32,794	6,435,495
Greatbatch, Inc.(a)	167,053	4,522,125
Haemonetics Corp.(a)	92,514	3,816,202
Hill-Rom Holdings, Inc.	129,680	4,250,910

Common Stocks (continued)

Issuer	Shares	Value ($)
Invacare Corp.	443,011	6,428,090
Staar Surgical Co.(a)	1,542,788	8,315,627
Teleflex, Inc.	77,190	6,172,112
Thoratec Corp.(a)	136,090	4,791,729
West Pharmaceutical Services, Inc.	54,290	3,280,202
Total		60,036,169
Health Care Providers & Services 4.1%
Air Methods Corp.	389,442	17,443,107
LifePoint Hospitals, Inc.(a)	51,725	2,280,556
Magellan Health Services, Inc.(a)	159,386	8,217,942
Owens & Minor, Inc.	51,578	1,570,550
Providence Service Corp. (The)(a)(b)	907,590	15,501,637
Total		45,013,792
Life Sciences Tools & Services 0.4%
Bruker Corp.(a)	269,490	4,726,855
Pharmaceuticals 0.5%
Obagi Medical Products, Inc.(a)	450,038	6,066,512
Total Health Care		124,304,756
Industrials 22.4%
Aerospace & Defense 2.7%
AAR Corp.	321,667	5,651,689
American Science & Engineering, Inc.	138,830	8,682,428
Kratos Defense & Security Solutions, Inc.(a)	236,798	1,001,656
LMI Aerospace, Inc.(a)	258,132	5,717,624
Moog, Inc., Class A(a)	96,391	4,333,739
Teledyne Technologies, Inc.(a)	50,500	3,715,790
Total		29,102,926
Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings, Inc.(a)	213,313	10,066,240
Commercial Services & Supplies 2.5%
ACCO Brands Corp.(a)	879,170	6,593,775
Consolidated Graphics, Inc.(a)	88,988	3,434,937
McGrath Rentcorp	289,228	8,529,334
Unifirst Corp.	110,410	9,223,651
Total		27,781,697
Construction & Engineering 3.5%
Argan, Inc.	148,880	2,490,762
EMCOR Group, Inc.	197,317	7,610,517
Great Lakes Dredge & Dock Corp.	507,985	4,952,854

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Small Cap Core Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MasTec, Inc.(a)	352,578	10,609,072
Northwest Pipe Co.(a)	117,983	2,817,434
Primoris Services Corp.	325,000	6,093,750
Sterling Construction Co., Inc.(a)	332,359	3,755,657
Total		38,330,046
Electrical Equipment 2.9%
Belden, Inc.	231,330	11,649,779
Global Power Equipment Group, Inc.	273,755	4,593,609
LSI Industries, Inc.	1,126,398	7,760,882
Regal-Beloit Corp.	100,287	7,750,179
Total		31,754,449
Machinery 5.2%
Actuant Corp., Class A	229,750	6,986,697
Albany International Corp., Class A	398,297	11,375,362
Douglas Dynamics, Inc.	121,000	1,720,620
ESCO Technologies, Inc.	100,975	4,095,546
Key Technology, Inc.(a)(b)	277,456	3,412,709
Miller Industries, Inc.	279,716	4,453,079
PMFG, Inc.(a)	593,578	4,018,523
Tennant Co.	78,049	3,642,547
Terex Corp.(a)	186,700	6,125,627
Wabash National Corp.(a)	1,139,641	10,872,175
Total		56,702,885
Marine 0.4%
Rand Logistics, Inc.(a)	834,209	4,754,991
Professional Services 1.6%
FTI Consulting, Inc.(a)	165,732	5,757,530
Hudson Global, Inc.(a)	301,226	1,108,512
Kforce, Inc.	514,892	7,486,529
Navigant Consulting, Inc.(a)	240,938	3,067,141
Total		17,419,712
Road & Rail 0.4%
Marten Transport Ltd.	234,840	4,861,188
Trading Companies & Distributors 2.3%
Kaman Corp.	286,079	9,984,157
Rush Enterprises, Inc., Class A(a)	232,950	5,707,275
Rush Enterprises, Inc., Class B(a)	162,361	3,393,345
Titan Machinery, Inc.(a)	207,310	5,856,508
Total		24,941,285
Total Industrials		245,715,419

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 19.8%
Communications Equipment 2.1%
ADTRAN, Inc.	275,366	6,151,676
InterDigital, Inc.	166,270	7,382,388
Performance Technologies, Inc.(a)(b)	643,041	646,578
Plantronics, Inc.	215,557	8,699,881
Total		22,880,523
Computers & Peripherals 0.2%
Intevac, Inc.(a)	479,033	2,289,778
Electronic Equipment, Instruments & Components 7.0%
Anixter International, Inc.	114,420	7,885,826
Benchmark Electronics, Inc.(a)	612,864	10,676,091
Cognex Corp.	146,745	6,044,426
CTS Corp.	443,240	4,343,752
FARO Technologies, Inc.(a)	198,296	8,397,836
GSI Group, Inc.(a)	497,021	4,771,402
Littelfuse, Inc.	135,948	8,995,679
Newport Corp.(a)	402,496	6,580,810
Plexus Corp.(a)	509,832	12,419,507
Rogers Corp.(a)	138,392	6,602,682
Total		76,718,011
Internet Software & Services 1.3%
Digital River, Inc.(a)	345,320	4,917,357
Earthlink, Inc.	344,623	2,002,260
Stamps.com, Inc.(a)	190,470	4,645,563
TechTarget, Inc.(a)	616,000	2,993,760
Total		14,558,940
IT Services 3.9%
Acxiom Corp.(a)	441,812	8,045,397
Computer Task Group, Inc.(a)	399,016	7,940,418
CoreLogic, Inc.(a)	228,122	5,910,641
DST Systems, Inc.	127,540	8,662,517
Global Cash Access Holdings, Inc.(a)	534,194	3,792,777
PRGX Global, Inc.(a)	1,213,758	7,889,427
Total		42,241,177
Semiconductors & Semiconductor Equipment 2.4%
ATMI, Inc.(a)	329,249	7,210,553
BTU International, Inc.(a)	292,872	852,257
Fairchild Semiconductor International, Inc.(a)	414,377	5,909,016

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Small Cap Core Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pericom Semiconductor Corp.(a)	401,062	2,815,455
Ultratech, Inc.(a)	83,050	3,403,389
Volterra Semiconductor Corp.(a)	378,499	5,809,960
Total		26,000,630
Software 2.9%
Accelrys, Inc.(a)	727,277	6,880,040
American Software, Inc., Class A	292,624	2,387,812
Mentor Graphics Corp.(a)	146,404	2,592,815
Progress Software Corp.(a)	568,087	12,793,319
Websense, Inc.(a)	464,640	6,964,954
Total		31,618,940
Total Information Technology		216,307,999
Materials 5.6%
Chemicals 3.7%
Ferro Corp.(a)	331,740	1,701,826
H.B. Fuller Co.	287,891	11,766,105
Innophos Holdings, Inc.	111,442	5,441,713
Omnova Solutions, Inc.(a)	824,531	6,604,494
Sensient Technologies Corp.	272,221	10,047,677
Stepan Co.	87,691	5,370,197
Total		40,932,012
Containers & Packaging 0.9%
Greif, Inc., Class A	199,130	10,129,743
Metals & Mining 0.6%
Universal Stainless & Alloy(a)	177,940	6,315,091
Paper & Forest Products 0.4%
PH Glatfelter Co.	210,062	3,812,625
Total Materials		61,189,471

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.6%
General Communication, Inc., Class A(a)	776,049	6,557,614
Total Telecommunication Services		6,557,614
Utilities 1.8%
Electric Utilities 0.5%
Allete, Inc.	108,400	5,094,800
Gas Utilities 1.1%
New Jersey Resources Corp.	116,869	5,207,683
South Jersey Industries, Inc.	121,350	6,691,239
Total		11,898,922
Water Utilities 0.2%
California Water Service Group	119,006	2,387,260
Total Utilities		19,380,982
Total Common Stocks (Cost: $868,352,520)		1,063,073,300
Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(b)(c)	35,521,596	35,521,596
Total Money Market Funds (Cost: $35,521,596)		35,521,596
Total Investments (Cost: $903,874,116)		1,098,594,896
Other Assets & Liabilities, Net		(3,506,838)
Net Assets		1,095,088,058
Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,948,350	176,756,000	(167,182,754)	—	35,521,596	18,479	35,521,596

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Small Cap Core Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Key Technology, Inc.*	3,422,025	49,813	—	—	3,471,838	—	3,412,709
Performance Technologies, Inc.	5,454,067		—	—	5,454,067	—	646,578
Providence Service Corp. (The)	13,857,360	1,999,353	(1,672,686)	(383,488)	13,800,539	—	15,501,637
Total	48,681,802	178,805,166	(168,855,440)	(383,488)	58,248,040	18,479	55,082,520

*Issuer was not an affiliate for the entire period ended February 28, 2013.

(c)  The rate shown is the seven-day current annualized yield at February 28, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Small Cap Core Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	105,280,487	—	—	105,280,487
Consumer Staples	15,113,122	—	—	15,113,122
Energy	59,946,421	—	—	59,946,421
Financials	209,277,029	—	—	209,277,029
Health Care	124,304,756	—	—	124,304,756
Industrials	245,715,419	—	—	245,715,419
Information Technology	216,307,999	—	—	216,307,999
Materials	61,189,471	—	—	61,189,471
Telecommunication Services	6,557,614	—	—	6,557,614
Utilities	19,380,982	—	—	19,380,982
Total Equity Securities	1,063,073,300	—	—	1,063,073,300
Other
Money Market Funds	35,521,596	—	—	35,521,596
Total Other	35,521,596	—	—	35,521,596
Total	1,098,594,896	—	—	1,098,594,896

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Small Cap Core Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $845,626,076)	$1,043,512,376
Affiliated issuers (identified cost $58,248,040)	55,082,520
Total investments (identified cost $903,874,116)	1,098,594,896
Receivable for:
Investments sold	236,771
Capital shares sold	1,000,149
Dividends	487,791
Prepaid expenses	54,473
Trustees' deferred compensation plan	82,112
Total assets	1,100,456,192
Liabilities
Payable for:
Investments purchased	3,304,028
Capital shares purchased	1,715,888
Investment management fees	22,851
Distribution and/or service fees	4,442
Transfer agent fees	212,832
Administration fees	2,306
Compensation of board members	1,274
Chief compliance officer expenses	140
Other expenses	22,261
Trustees' deferred compensation plan	82,112
Total liabilities	5,368,134
Net assets applicable to outstanding capital stock	$1,095,088,058
Represented by
Paid-in capital	$878,393,528
Excess of distributions over net investment income	(1,404,729)
Accumulated net realized gain	23,378,479
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	197,886,300
Investments — affiliated issuers	(3,165,520)
Total — representing net assets applicable to outstanding capital stock	$1,095,088,058

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Small Cap Core Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$378,841,390
Shares outstanding	22,612,053
Net asset value per share	$16.75
Maximum offering price per share(a)	$17.77
Class B
Net assets	$1,188,511
Shares outstanding	81,334
Net asset value per share	$14.61
Class C
Net assets	$27,560,873
Shares outstanding	1,883,889
Net asset value per share	$14.63
Class I
Net assets	$61,018,429
Shares outstanding	3,515,565
Net asset value per share	$17.36
Class R4
Net assets	$2,802
Shares outstanding	161
Net asset value per share(b)	$17.45
Class R5
Net assets	$2,802
Shares outstanding	161
Net asset value per share(b)	$17.45
Class T
Net assets	$72,484,522
Shares outstanding	4,410,568
Net asset value per share	$16.43
Maximum offering price per share(a)	$17.43
Class W
Net assets	$67,682,737
Shares outstanding	4,039,546
Net asset value per share	$16.76
Class Y
Net assets	$203,642
Shares outstanding	11,630
Net asset value per share	$17.51
Class Z
Net assets	$486,102,350
Shares outstanding	28,074,700
Net asset value per share	$17.31

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Small Cap Core Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)(a)

Net investment income
Income:
Dividends — unaffiliated issuers	$9,062,215
Dividends — affiliated issuers	18,479
Income from securities lending — net	115,397
Foreign taxes withheld	(11,010)
Total income	9,185,081
Expenses:
Investment management fees	3,578,189
Distribution and/or service fees
Class A	310,633
Class B	6,592
Class C	131,040
Class T	103,266
Class W	80,663
Transfer agent fees
Class A	276,798
Class B	1,471
Class C	29,208
Class R4	2
Class T	76,728
Class W	71,922
Class Z	517,256
Administration fees	361,357
Compensation of board members	21,002
Custodian fees	6,719
Printing and postage fees	67,904
Registration fees	88,419
Professional fees	22,256
Chief compliance officer expenses	383
Other	13,587
Total expenses	5,765,395
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(23,736)
Total net expenses	5,741,659
Net investment income	3,443,422
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	25,050,201
Investments — affiliated issuers	(383,488)
Net realized gain	24,666,713
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	100,442,002
Investments — affiliated issuers	5,167,245
Net change in unrealized appreciation (depreciation)	105,609,247
Net realized and unrealized gain	130,275,960
Net increase in net assets resulting from operations	$133,719,382

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Small Cap Core Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013(a) (Unaudited)	Year Ended August 31, 2012(b)	Year Ended September 30, 2011
Operations
Net investment income (loss)	$3,443,422	$(1,208,357)	$(3,209,941)
Net realized gain	24,666,713	28,924,636	46,014,237
Net change in unrealized appreciation (depreciation)	105,609,247	105,521,122	(59,114,142)
Net increase (decrease) in net assets resulting from operations	133,719,382	133,237,401	(16,309,846)
Distributions to shareholders
Net investment income
Class A	(922,112)	—	—
Class I	(480,100)	—	—
Class R4	(17)	—	—
Class R5	(19)	—	—
Class T	(240,199)	—	—
Class W	(260,307)	—	—
Class Y	(21)	—	—
Class Z	(2,852,619)	—	—
Net realized gains
Class A	(7,269,649)	(7,224,924)	—
Class B	(46,627)	(369,209)	—
Class C	(927,388)	(1,099,438)	—
Class I	(1,752,182)	(149,258)	—
Class R4	(79)	—	—
Class R5	(79)	—	—
Class T	(2,180,079)	(2,773,408)	—
Class W	(2,039,998)	(1,481,992)	—
Class Y	(79)	—	—
Class Z	(14,017,377)	(15,795,495)	—
Total distributions to shareholders	(32,988,931)	(28,893,724)	—
Increase (decrease) in net assets from capital stock activity	113,019,474	103,817,259	47,256,524
Proceeds from regulatory settlements (Note 6)	—	—	12,545
Total increase in net assets	213,749,925	208,160,936	30,959,223
Net assets at beginning of period	881,338,133	673,177,197	642,217,974
Net assets at end of period	$1,095,088,058	$881,338,133	$673,177,197
Excess of distributions over net investment income	$(1,404,729)	$(92,757)	$(528,456)

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Small Cap Core Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a) (Unaudited)		Year ended August 31, 2012(b)		Year ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	9,650,874	159,561,521	5,937,667	88,929,326	7,054,588	109,013,946
Distributions reinvested	439,975	6,634,538	405,420	5,890,749	—	—
Redemptions	(2,646,504)	(41,707,313)	(3,698,982)	(55,244,044)	(3,643,742)	(56,019,850)
Net increase	7,444,345	124,488,746	2,644,105	39,576,031	3,410,846	52,994,096
Class B shares
Subscriptions	3,554	48,520	13,417	179,314	32,709	438,251
Distributions reinvested	2,655	34,724	22,978	294,119	—	—
Redemptions(c)	(38,388)	(527,111)	(726,478)	(9,513,750)	(529,687)	(7,192,883)
Net decrease	(32,179)	(443,867)	(690,083)	(9,040,317)	(496,978)	(6,754,632)
Class C shares
Subscriptions	129,037	1,770,094	422,146	5,570,305	730,825	10,197,519
Distributions reinvested	56,364	738,372	67,210	860,955	—	—
Redemptions	(276,804)	(3,787,934)	(470,688)	(6,243,056)	(421,882)	(5,744,942)
Net increase (decrease)	(91,403)	(1,279,468)	18,668	188,204	308,943	4,452,577
Class I shares
Subscriptions	58,189	911,683	3,857,856	63,803,555	310,294	4,818,092
Distributions reinvested	143,132	2,232,165	9,930	149,152	—	—
Redemptions	(227,110)	(3,787,815)	(607,712)	(9,376,977)	(29,200)	(462,831)
Net increase (decrease)	(25,789)	(643,967)	3,260,074	54,575,730	281,094	4,355,261
Class R4 shares
Subscriptions	161	2,500	—	—	—	—
Net increase	161	2,500	—	—	—	—
Class R5 shares
Subscriptions	161	2,500	—	—	—	—
Net increase	161	2,500	—	—	—	—
Class T shares
Subscriptions	47,330	705,762	72,075	1,040,646	42,096	642,556
Distributions reinvested	113,746	1,681,987	131,931	1,881,336	—	—
Redemptions	(359,250)	(5,572,607)	(583,657)	(8,570,096)	(698,375)	(10,535,505)
Net decrease	(198,174)	(3,184,858)	(379,651)	(5,648,114)	(656,279)	(9,892,949)
Class W shares
Subscriptions	623,868	9,800,441	2,043,493	31,632,033	5,725,192	83,442,893
Distributions reinvested	152,536	2,300,198	101,988	1,481,883	—	—
Redemptions	(730,422)	(11,825,721)	(1,360,326)	(20,473,264)	(2,516,975)	(39,253,421)
Net increase	45,982	274,918	785,155	12,640,652	3,208,217	44,189,472

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Small Cap Core Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a) (Unaudited)		Year ended August 31, 2012(b)		Year ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	11,630	202,081	—	—	—	—
Net increase	11,630	202,081	—	—	—	—
Class Z shares
Subscriptions	4,206,320	68,041,237	7,537,453	117,291,610	9,636,904	152,660,806
Distributions reinvested	566,101	8,813,175	467,470	7,007,375	—	—
Redemptions	(5,112,000)	(83,253,523)	(7,269,428)	(112,773,912)	(12,021,499)	(194,748,107)
Net increase (decrease)	(339,579)	(6,399,111)	735,495	11,525,073	(2,384,595)	(42,087,301)
Total net increase	6,815,155	113,019,474	6,373,763	103,817,259	3,671,248	47,256,524

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Small Cap Core Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class A	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$15.05		$12.98		$13.33		$11.58		$14.14		$20.01		$19.72
Income from investment operations:
Net investment income (loss)	0.04		(0.04)		(0.07)		(0.05)		(0.02)		(0.09)		0.04	(b)
Net realized and unrealized gain (loss)	2.21		2.68		(0.28)		1.80		(1.39)		(2.11)		2.46
Total from investment operations	2.25		2.64		(0.35)		1.75		(1.41)		(2.20)		2.50
Less distributions to shareholders:
Net investment income	(0.06)		—		—		—		—		(0.03)		—
Net realized gains	(0.49)		(0.57)		—		—		(1.15)		(3.64)		(2.21)
Total distributions to shareholders	(0.55)		(0.57)		—		—		(1.15)		(3.67)		(2.21)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	—		—
Net asset value, end of period	$16.75		$15.05		$12.98		$13.33		$11.58		$14.14		$20.01
Total return	15.39%		20.46%		(2.63%)		15.11%		(7.41%)		(12.86%)		13.30%
Ratios to average net assets(d)
Total gross expenses	1.37	%(e)	1.37	%(e)	1.32%		1.30%		1.33%		1.25%		1.21%
Total net expenses(f)	1.36	%(e)	1.36	%(e)(g)	1.29	%(g)	1.30	%(g)	1.33	%(g)	1.25	%(g)	1.21	%(g)
Net investment income (loss)	0.56	%(e)	(0.28	%)(e)	(0.48%)		(0.38%)		(0.28%)		(0.56%)		0.22%
Supplemental data
Net assets, end of period (in thousands)	$378,841		$228,303		$162,502		$121,456		$81,474		$115,246		$176,504
Portfolio turnover	14%		26%		33%		26%		11%		25%		44%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class B	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.19		$11.50		$11.90		$10.42		$12.97		$18.75		$18.73
Income from investment operations:
Net investment loss	(0.01)		(0.12)		(0.17)		(0.12)		(0.09)		(0.19)		(0.10	)(b)
Net realized and unrealized gain (loss)	1.92		2.38		(0.23)		1.60		(1.31)		(1.95)		2.33
Total from investment operations	1.91		2.26		(0.40)		1.48		(1.40)		(2.14)		2.23
Less distributions to shareholders:
Net realized gains	(0.49)		(0.57)		—		—		(1.15)		(3.64)		(2.21)
Total distributions to shareholders	(0.49)		(0.57)		—		—		(1.15)		(3.64)		(2.21)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	—		—
Net asset value, end of period	$14.61		$13.19		$11.50		$11.90		$10.42		$12.97		$18.75
Total return	14.94%		19.77%		(3.36%)		14.20%		(8.08%)		(13.53%)		12.49%
Ratios to average net assets(d)
Total gross expenses	2.11	%(e)	2.20	%(e)	2.08%		2.05%		2.08%		2.00%		1.96%
Total net expenses(f)	2.11	%(e)	2.11	%(e)(g)	2.04	%(g)	2.05	%(g)	2.08	%(g)	2.00	%(g)	1.96	%(g)
Net investment loss	(0.13	%)(e)	(1.00	%)(e)	(1.26%)		(1.11%)		(1.03%)		(1.31%)		(0.53%)
Supplemental data
Net assets, end of period (in thousands)	$1,189		$1,497		$9,244		$15,478		$17,317		$23,085		$35,918
Portfolio turnover	14%		26%		33%		26%		11%		25%		44%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.06 per share.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class C	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.20		$11.52		$11.92		$10.43		$12.99		$18.76		$18.75
Income from investment operations:
Net investment loss	(0.01)		(0.12)		(0.17)		(0.12)		(0.09)		(0.19)		(0.10	)(b)
Net realized and unrealized gain (loss)	1.93		2.37		(0.23)		1.61		(1.32)		(1.94)		2.32
Total from investment operations	1.92		2.25		(0.40)		1.49		(1.41)		(2.13)		2.22
Less distributions to shareholders:
Net realized gains	(0.49)		(0.57)		—		—		(1.15)		(3.64)		(2.21)
Total distributions to shareholders	(0.49)		(0.57)		—		—		(1.15)		(3.64)		(2.21)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	—		—
Net asset value, end of period	$14.63		$13.20		$11.52		$11.92		$10.43		$12.99		$18.76
Total return	15.00%		19.65%		(3.36%)		14.29%		(8.15%)		(13.46%)		12.41%
Ratios to average net assets(d)
Total gross expenses	2.11	%(e)	2.12	%(e)	2.07%		2.05%		2.08%		2.00%		1.96%
Total net expenses(f)	2.11	%(e)	2.11	%(e)(g)	2.04	%(g)	2.05	%(g)	2.08	%(g)	2.00	%(g)	1.96	%(g)
Net investment loss	(0.13	%)(e)	(1.03	%)(e)	(1.23%)		(1.12%)		(1.03%)		(1.29%)		(0.53%)
Supplemental data
Net assets, end of period (in thousands)	$27,561		$26,077		$22,535		$19,635		$18,461		$24,756		$42,312
Portfolio turnover	14%		26%		33%		26%		11%		25%		44%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.06 per share.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class I	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$15.61		$13.38		$13.69		$13.37
Income from investment operations:
Net investment income (loss)	0.09		0.03		(0.01)		0.00	(c)
Net realized and unrealized gain (loss)	2.29		2.77		(0.30)		0.32
Total from investment operations	2.38		2.80		(0.31)		0.32
Less distributions to shareholders:
Net investment income	(0.14)		—		—		—
Net realized gains	(0.49)		(0.57)		—		—
Total distributions to shareholders	(0.63)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		0.00	(c)	—
Net asset value, end of period	$17.36		$15.61		$13.38		$13.69
Total return	15.69%		21.06%		(2.26%)		2.39%
Ratios to average net assets(d)
Total gross expenses	0.89	%(e)	0.91	%(e)	0.88%		0.90	%(e)
Total net expenses(f)	0.89	%(e)	0.91	%(e)	0.88	%(g)	0.90	%(e)(g)
Net investment income (loss)	1.10	%(e)	0.19	%(e)	(0.04%)		2.13	%(e)
Supplemental data
Net assets, end of period (in thousands)	$61,018		$55,276		$3,765		$3
Portfolio turnover	14%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013(a)
Class R4	(Unaudited)
Per share data
Net asset value, beginning of period	$15.57
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain	2.42
Total from investment operations	2.48
Less distributions to shareholders:
Net investment income	(0.11)
Net realized gains	(0.49)
Total distributions to shareholders	(0.60)
Net asset value, end of period	$17.45
Total return	16.37%
Ratios to average net assets(b)
Total gross expenses	1.09	%(c)
Total net expenses(d)	1.09	%(c)
Net investment income	1.27	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	14%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013(a)
Class R5	(Unaudited)
Per share data
Net asset value, beginning of period	$15.57
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain	2.42
Total from investment operations	2.49
Less distributions to shareholders:
Net investment income	(0.12)
Net realized gains	(0.49)
Total distributions to shareholders	(0.61)
Net asset value, end of period	$17.45
Total return	16.48%
Ratios to average net assets(b)
Total gross expenses	0.89	%(c)
Total net expenses(d)	0.89	%(c)
Net investment income	1.47	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	14%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class T	(Unaudited)		2012(a)		2011		2010		2009		2008		2007(b)
Per share data
Net asset value, beginning of period	$14.77		$12.75		$13.10		$11.39		$13.94		$19.78		$19.53
Income from investment operations:
Net investment income (loss)	0.04		(0.04)		(0.08)		(0.05)		(0.03)		(0.10)		0.03	(c)
Net realized and unrealized gain (loss)	2.17		2.63		(0.27)		1.76		(1.37)		(2.08)		2.43
Total from investment operations	2.21		2.59		(0.35)		1.71		(1.40)		(2.18)		2.46
Less distributions to shareholders:
Net investment income	(0.06)		—		—		—		—		(0.02)		—
Net realized gains	(0.49)		(0.57)		—		—		(1.15)		(3.64)		(2.21)
Total distributions to shareholders	(0.55)		(0.57)		—		—		(1.15)		(3.66)		(2.21)
Proceeds from regulatory settlements	—		—		0.00	(d)	—		0.00	(d)	—		—
Net asset value, end of period	$16.43		$14.77		$12.75		$13.10		$11.39		$13.94		$19.78
Total return	15.36%		20.44%		(2.67%)		15.01%		(7.45%)		(12.90%)		13.22%
Ratios to average net assets(e)
Total gross expenses	1.41	%(f)	1.42	%(f)	1.38%		1.35%		1.38%		1.30%		1.26%
Total net expenses(g)	1.41	%(f)	1.41	%(f)(h)	1.35	%(h)	1.35	%(h)	1.38	%(h)	1.30	%(h)	1.26	%(h)
Net investment income	0.58	%(f)	(0.33	%)(f)	(0.56%)		(0.42%)		(0.34%)		(0.63%)		0.17%
Supplemental data
Net assets, end of period (in thousands)	$72,485		$68,074		$63,595		$73,960		$74,722		$98,299		$136,381
Portfolio turnover	14%		26%		33%		26%		11%		25%		44%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  On August 8, 2007, Class G shares were converted to Class T shares.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class W	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$15.05		$12.98		$13.32		$13.01
Income from investment operations:
Net investment income (loss)	0.05		(0.04)		(0.07)		0.00	(c)
Net realized and unrealized gain (loss)	2.21		2.68		(0.27)		0.31
Total from investment operations	2.26		2.64		(0.34)		0.31
Less distributions to shareholders:
Net investment income	(0.06)		—		—		—
Net realized gains	(0.49)		(0.57)		—		—
Total distributions to shareholders	(0.55)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		0.00	(c)	—
Net asset value, end of period	$16.76		$15.05		$12.98		$13.32
Total return	15.46%		20.46%		(2.55%)		2.38%
Ratios to average net assets(d)
Total gross expenses	1.36	%(e)	1.38	%(e)	1.32%		1.34	%(e)
Total net expenses(f)	1.36	%(e)	1.36	%(e)(g)	1.29	%(g)	1.34	%(e)(g)
Net investment income (loss)	0.63	%(e)	(0.27	%)(e)	(0.47%)		1.69	%(e)
Supplemental data
Net assets, end of period (in thousands)	$67,683		$60,112		$41,634		$3
Portfolio turnover	14%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013(a)
Class Y	(Unaudited)
Per share data
Net asset value, beginning of period	$15.63
Income from investment operations
Net investment income	0.01
Net realized and unrealized gain	2.49
Total from investment operations	2.50
Less distributions to shareholders:
Net investment income	(0.13)
Net realized gains	(0.49)
Total distributions to shareholders	(0.62)
Net asset value, end of period	$17.51
Total return	16.47%
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)
Total net expenses(d)	0.90	%(c)
Net investment income	0.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$204
Portfolio turnover	14%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended September 30,
Class Z	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$15.56		$13.36		$13.69		$11.87		$14.42		$20.33		$19.96
Income from investment operations:
Net investment income (loss)	0.07		(0.00	)(b)	(0.04)		(0.02)		0.00	(b)	(0.04)		0.09	(c)
Net realized and unrealized gain (loss)	2.27		2.77		(0.29)		1.84		(1.40)		(2.15)		2.49
Total from investment operations	2.34		2.77		(0.33)		1.82		(1.40)		(2.19)		2.58
Less distributions to shareholders:
Net investment income	(0.10)		—		—		—		—		(0.08)		—
Net realized gains	(0.49)		(0.57)		—		—		(1.15)		(3.64)		(2.21)
Total distributions to shareholders	(0.59)		(0.57)		—		—		(1.15)		(3.72)		(2.21)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$17.31		$15.56		$13.36		$13.69		$11.87		$14.42		$20.33
Total return	15.49%		20.86%		(2.41%)		15.33%		(7.18%)		(12.60%)		13.56%
Ratios to average net assets(d)
Total gross expenses	1.11	%(e)	1.12	%(e)	1.07%		1.05%		1.08%		1.00%		0.96%
Total net expenses(f)	1.11	%(e)	1.11	%(e)(g)	1.05	%(g)	1.05	%(g)	1.08	%(g)	1.00	%(g)	0.96	%(g)
Net investment income (loss)	0.88	%(e)	(0.03	%)(e)	(0.26%)		(0.12%)		(0.04%)		(0.27%)		0.46%
Supplemental data
Net assets, end of period (in thousands)	$486,102		$442,000		$369,903		$411,684		$353,117		$413,763		$834,537
Portfolio turnover	14%		26%		33%		26%		11%		25%		44%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Small Cap Core Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Small Cap Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements. Class Y shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or

Semiannual Report 2013
27

Columbia Small Cap Core Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of

Semiannual Report 2013
28

Columbia Small Cap Core Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.77% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Effective November 8, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

Semiannual Report 2013
29

Columbia Small Cap Core Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class R4	0.25
Class R5	0.05
Class T	0.22
Class W	0.22
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 28, 2013 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $25,051 for Class A, $116 for Class B, $320 for Class C and $1,998 for Class T shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective February 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.41%
Class B	2.16
Class C	2.16
Class I	1.01
Class R4	1.16
Class R5	1.06
Class T	1.46
Class W	1.41
Class Y	1.01
Class Z	1.16

Semiannual Report 2013
30

Columbia Small Cap Core Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Prior to February 1, 2013, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.36%
Class B	2.11
Class C	2.11
Class I	0.98
Class R4*	1.11
Class R5*	1.03
Class T	1.41
Class W	1.36
Class Y*	0.98
Class Z	1.11

*Annual rate is contractual from November 8, 2012 (the commencement of operations of each share class) through November 8, 2013.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $903,874,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$246,510,000
Unrealized depreciation	(51,789,000)
Net unrealized appreciation	$194,721,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $211,963,405 and $129,764,650, respectively, for the six months ended February 28, 2013.

Note 6. Regulatory Settlements

During the year ended September 30, 2011, the Fund received $12,545 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (The Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Semiannual Report 2013
31

Columbia Small Cap Core Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At February 28, 2013, two unaffiliated shareholder accounts owned an aggregate of 49.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 11. Significant Risks

Industrial Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the industrials sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
32

Columbia Small Cap Core Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Small Cap Core Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR225_08_C01_(04/13)

Semiannual Report

February 28, 2013

Columbia Energy and Natural Resources Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Energy and Natural Resources Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Energy and Natural Resources Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	25
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Energy and Natural Resources Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Energy and Natural Resources Fund (the Fund) Class A shares returned 4.54% excluding sales charges for the six-month period that ended February 28, 2013.

>  The Fund underperformed its benchmark, the S&P North American Natural Resources Sector Index, which returned 5.72% during the same six-month period.

>  The Fund also underperformed its secondary benchmark, the Blended Benchmark, which returned 6.74% for the same time frame.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		4.54	-5.13	-3.72	12.86
Including sales charges		-1.46	-10.58	-4.85	12.20
Class B*	03/07/11
Excluding sales charges		4.13	-5.85	-4.55	11.84
Including sales charges		-0.87	-10.55	-4.93	11.84
Class C*	09/28/07
Excluding sales charges		4.13	-5.85	-4.42	12.04
Including sales charges		3.13	-6.79	-4.42	12.04
Class I*	09/27/10	4.81	-4.62	-3.36	13.20
Class K* (formerly Class R4)	03/07/11	4.61	-4.94	-3.65	12.88
Class R*	09/27/10	4.42	-5.34	-4.00	12.50
Class R4*	11/08/12	4.66	-4.89	-3.48	13.13
Class R5*	11/08/12	4.69	-4.86	-3.47	13.13
Class Z	12/31/92	4.65	-4.90	-3.48	13.13
S&P North American Natural Resources Sector Index		5.72	-2.88	-0.34	13.40
Blended Benchmark		6.74	-2.32	-1.22	12.38

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P North American Natural Resources Sector Index is a modified market capitalization-weighted equity index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

The Blended Benchmark, a weighted custom composite, established by the Investment Manager, consists of a 60% weighting in the MSCI World Energy Sector Index and a 40% weighting in the MSCI World Materials Sector Index. The MSCI World Energy Sector Index is a free float-adjusted market capitalization weighted index that represents the energy segment in global developed market equity performance. The MSCI World Materials Sector Index is a free float-adjusted market capitalization weighted index that represents the materials segment in global developed-market equity performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Energy and Natural Resources Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Exxon Mobil Corp.	7.2
Chevron Corp.	6.2
Dow Chemical Co. (The)	3.9
Rio Tinto PLC	3.2
BP PLC	2.9
Anadarko Petroleum Corp.	2.8
Schlumberger Ltd.	2.7
ConocoPhillips	2.6
Air Products & Chemicals, Inc.	2.5
Royal Dutch Shell PLC, Class A	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2013)
Common Stocks	99.1
Energy	66.6
Materials	32.5
Convertible Preferred Stocks	0.3
Energy	0.3
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Colin Moore, AIIMR

Josh Kapp, CFA

Jonathan Mogil, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Energy and Natural Resources Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.40		1,018.25	6.69		6.61	1.32
Class B	1,000.00	1,000.00	1,041.30		1,014.53	10.48		10.34	2.07
Class C	1,000.00	1,000.00	1,041.30		1,014.53	10.48		10.34	2.07
Class I	1,000.00	1,000.00	1,048.10		1,020.63	4.27		4.21	0.84
Class K (formerly Class R4)	1,000.00	1,000.00	1,046.10		1,019.14	5.78		5.71	1.14
Class R	1,000.00	1,000.00	1,044.20		1,017.01	7.96		7.85	1.57
Class R4	1,000.00	1,000.00	1,053.60	*	1,019.54	3.31	*	5.31	1.06	*
Class R5	1,000.00	1,000.00	1,053.90	*	1,020.13	2.94	*	4.71	0.94	*
Class Z	1,000.00	1,000.00	1,046.50		1,019.49	5.43		5.36	1.07

*For the period November 8, 2012 through February 28, 2013. Class R4 and R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).
Semiannual Report 2013
4

Columbia Energy and Natural Resources Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%

Issuer	Shares	Value ($)
Energy 66.7%
Energy Equipment & Services 9.8%
Atwood Oceanics, Inc.(a)	42,000	2,148,300
Cameron International Corp.(a)	68,808	4,384,446
Cie Generale de Geophysique-Veritas(a)	46,300	1,145,596
Ensco PLC, Class A	52,712	3,170,100
FMC Technologies, Inc.(a)	72,093	3,742,348
Halliburton Co.	155,544	6,456,631
Oceaneering International, Inc.	46,840	2,978,556
Schlumberger Ltd.	148,800	11,584,080
Subsea 7 SA	88,800	2,097,081
Superior Energy Services, Inc.(a)	112,500	2,975,625
Technip SA	19,800	2,139,532
Total		42,822,295
Oil, Gas & Consumable Fuels 56.9%
Anadarko Petroleum Corp.	151,070	12,022,151
Apache Corp.	73,300	5,443,991
ARC Resources Ltd.	47,800	1,205,139
BG Group PLC	331,600	5,847,274
BP PLC	1,849,800	12,403,884
Cabot Oil & Gas Corp.	36,936	2,288,924
Canadian Natural Resources Ltd.	185,200	5,646,748
Cenovus Energy, Inc.	141,900	4,594,464
Chevron Corp.	229,637	26,901,975
Cobalt International Energy, Inc.(a)	140,610	3,468,849
Concho Resources, Inc.(a)	8,800	791,648
ConocoPhillips	192,900	11,178,555
Enbridge, Inc.	102,500	4,570,133
ENI SpA	350,700	7,981,850
EOG Resources, Inc.	71,140	8,943,009
Exxon Mobil Corp.	349,420	31,290,561
HollyFrontier Corp.	74,829	4,205,390
Imperial Oil Ltd.	28,200	1,172,573
Inpex Corp.	200	1,061,646
Kinder Morgan, Inc.	61,434	2,277,358
LinnCo LLC	56,300	2,194,011
Marathon Oil Corp.	69,037	2,312,740
Marathon Petroleum Corp.	98,011	8,123,152
Noble Energy, Inc.	67,300	7,458,859

Common Stocks (continued)

Issuer	Shares	Value ($)
Occidental Petroleum Corp.	78,985	6,502,835
Origin Energy Ltd.	105,800	1,310,349
PBF Energy, Inc.	99,200	4,141,600
Phillips 66(b)	80,899	5,093,401
Pioneer Natural Resources Co.(b)	18,703	2,353,024
Premier Oil PLC(a)	428,883	2,479,721
Range Resources Corp.	32,000	2,457,600
Rockhopper Exploration PLC(a)	455,401	986,181
Royal Dutch Shell PLC, Class A	284,100	9,331,143
Spectra Energy Corp.	61,540	1,787,122
Suncor Energy, Inc.	265,600	8,034,400
Talisman Energy, Inc.	98,000	1,228,920
Total SA	169,200	8,447,428
Tourmaline Oil Corp.(a)	54,300	1,935,581
TransCanada Corp.	46,500	2,166,167
Tullow Oil PLC	88,700	1,629,301
Valero Energy Corp.	96,426	4,396,061
Whiting Petroleum Corp.(a)	64,295	3,131,167
Williams Companies, Inc. (The)	112,800	3,915,288
Woodside Petroleum Ltd.	64,200	2,449,556
Total		247,161,729
Total Energy		289,984,024
Materials 32.6%
Chemicals 15.4%
Air Products & Chemicals, Inc.	127,720	11,027,345
Albemarle Corp.	72,900	4,744,332
BASF SE	43,300	4,066,593
Celanese Corp., Class A	96,200	4,506,970
Dow Chemical Co. (The)	527,129	16,720,532
Eastman Chemical Co.	62,800	4,379,044
EI du Pont de Nemours & Co.	90,500	4,334,950
Monsanto Co.	87,100	8,799,713
Mosaic Co. (The)	143,860	8,421,564
Total		67,001,043
Containers & Packaging 1.6%
Bemis Co., Inc.	188,830	7,050,912
Metals & Mining 14.3%
Agnico-Eagle Mines Ltd.	81,880	3,278,475
Anglo American PLC	163,200	4,729,006

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Energy and Natural Resources Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Barrick Gold Corp.	130,116	3,934,708
Coeur d'Alene Mines Corp.(a)	148,110	2,815,571
Freeport-McMoRan Copper & Gold, Inc.	258,540	8,252,597
Newmont Mining Corp.	98,866	3,983,311
Nucor Corp.	142,200	6,406,110
Rio Tinto PLC	255,800	13,678,233
Rio Tinto PLC, ADR	146,640	7,865,770
Silver Wheaton Corp.	105,921	3,350,281
Yamana Gold, Inc.	256,557	3,773,954
Total		62,068,016
Paper & Forest Products 1.3%
International Paper Co.	127,370	5,605,554
Total Materials		141,725,525
Total Common Stocks (Cost: $380,299,890)		431,709,549

Convertible Preferred Stocks 0.3%

Issuer	Shares	Value ($)
Energy 0.4%
Oil, Gas & Consumable Fuels 0.3%
Chesapeake Energy Corp., 5.750%(c)	1,440	1,493,100
Total Energy		1,493,100
Total Convertible Preferred Stocks (Cost: $1,325,411)		1,493,100
Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.128%(d)(e)	2,721,946	2,721,946
Total Money Market Funds (Cost: $2,721,946)		2,721,946

Total Investments (Cost: $384,347,247)	435,924,595
Other Assets & Liabilities, Net	(1,315,840)
Net Assets	434,608,755

Investments in Derivatives

Open Options Contracts Written at February 28, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Phillips 66	Call	240	70	15,976	March 2013	2,400
Pioneer Natural Resources Co.	Call	75	135	14,772	March 2013	4,313
Total						6,713

Forward Foreign Currency Exchange Contracts Open at February 28, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	March 14, 2013	24,511,925 (USD)	23,807,000 (AUD)	—	(213,385)
Goldman, Sachs & Co.	March 14, 2013	11,349,924 (USD)	11,306,000 (CAD)	—	(389,044)
Goldman, Sachs & Co.	March 14, 2013	6,806,634 (USD)	6,189,000 (CHF)	—	(202,874)
Goldman, Sachs & Co.	March 14, 2013	906,841 (USD)	5,002,000 (DKK)	—	(30,972)
Goldman, Sachs & Co.	March 14, 2013	27,258,661 (USD)	20,151,000 EUR	—	(948,575)
Goldman, Sachs & Co.	March 14, 2013	8,214,313 (USD)	5,243,000 (GBP)	—	(260,877)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Energy and Natural Resources Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 28, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	March 14, 2013	909,017 (USD)	3,355,000 (ILS)	—	(5,974)
Goldman, Sachs & Co.	March 14, 2013	7,720,522 (USD)	721,614,000 (JPY)	65,225	—
Goldman, Sachs & Co.	March 14, 2013	9,070,053 (USD)	49,932,000 (NOK)	—	(375,463)
Goldman, Sachs & Co.	March 14, 2013	1,816,583 (USD)	2,159,000 (NZD)	—	(32,954)
Goldman, Sachs & Co.	March 14, 2013	906,948 (USD)	5,772,000 (SEK)	—	(14,677)
Total				65,225	(2,474,795)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At February 28, 2013, securities valued at $2,454,615 were held to cover open call options written.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $1,493,100 or 0.34% of net assets.

(d)  The rate shown is the seven-day current annualized yield at February 28, 2013.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,186,538	68,033,731	(74,498,323)	2,721,946	2,074	2,721,946

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  British Pound

ILS  Israeli Shekel

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

SEK  Swedish Krona

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Energy and Natural Resources Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Energy and Natural Resources Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Energy	230,673,481	59,310,543	—	289,984,024
Materials	119,251,692	22,473,833	—	141,725,525
Convertible Preferred Stocks
Energy	—	1,493,100	—	1,493,100
Total Equity Securities	349,925,173	83,277,476	—	433,202,649
Other
Money Market Funds	2,721,946	—	—	2,721,946
Total Other	2,721,946	—	—	2,721,946
Investments in Securities	352,647,119	83,277,476	—	435,924,595
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	65,225	—	65,225
Liabilities
Options Contracts Written	6,713	—	—	6,713
Forward Foreign Currency Exchange Contracts	—	(2,474,795)	—	(2,474,795)
Total	352,653,832	80,867,906	—	433,521,738

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Energy and Natural Resources Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $381,625,301)	$433,202,649
Affiliated issuers (identified cost $2,721,946)	2,721,946
Total investments (identified cost $384,347,247)	435,924,595
Unrealized appreciation on forward foreign currency exchange contracts	65,225
Receivable for:
Investments sold	600,712
Capital shares sold	187,485
Dividends	1,251,713
Reclaims	11,699
Prepaid expenses	2,971
Trustees' deferred compensation plan	28,473
Total assets	438,072,873
Liabilities
Option contracts written, at value (premiums received $30,748)	6,713
Unrealized depreciation on forward foreign currency exchange contracts	2,474,795
Payable for:
Investments purchased	104,395
Capital shares purchased	709,939
Investment management fees	8,261
Distribution and/or service fees	1,376
Transfer agent fees	72,229
Administration fees	718
Plan administration fees	16
Compensation of board members	4,630
Chief compliance officer expenses	95
Other expenses	52,478
Trustees' deferred compensation plan	28,473
Total liabilities	3,464,118
Net assets applicable to outstanding capital stock	$434,608,755
Represented by
Paid-in capital	$402,057,173
Undistributed net investment income	613,851
Accumulated net realized loss	(17,246,005)
Unrealized appreciation (depreciation) on:
Investments	51,577,348
Foreign currency translations	(8,077)
Forward foreign currency exchange contracts	(2,409,570)
Options contracts written	24,035
Total — representing net assets applicable to outstanding capital stock	$434,608,755

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Energy and Natural Resources Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$114,310,744
Shares outstanding	5,477,587
Net asset value per share	$20.87
Maximum offering price per share(a)	$22.14
Class B
Net assets	$3,642,212
Shares outstanding	179,973
Net asset value per share	$20.24
Class C
Net assets	$16,913,975
Shares outstanding	835,547
Net asset value per share	$20.24
Class I
Net assets	$43,847,932
Shares outstanding	2,089,245
Net asset value per share	$20.99
Class K(b)
Net assets	$80,382
Shares outstanding	3,835
Net asset value per share	$20.96
Class R
Net assets	$1,652,323
Shares outstanding	79,203
Net asset value per share	$20.86
Class R4
Net assets	$2,627
Shares outstanding	123
Net asset value per share(c)	$21.28
Class R5
Net assets	$141,375
Shares outstanding	6,643
Net asset value per share	$21.28
Class Z
Net assets	$254,017,185
Shares outstanding	12,116,630
Net asset value per share	$20.96

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Energy and Natural Resources Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,664,787
Dividends — affiliated issuers	2,074
Income from securities lending — net	22,496
Foreign taxes withheld	(123,083)
Total income	4,566,274
Expenses:
Investment management fees	1,588,379
Distribution and/or service fees
Class A	148,261
Class B	18,801
Class C	87,981
Class R	3,365
Transfer agent fees
Class A	138,887
Class B	4,402
Class C	20,601
Class K(a)	20
Class R	1,577
Class R4(b)	1
Class R5(b)	3
Class Z	329,928
Administration fees	138,120
Plan administration fees
Class K(a)	98
Compensation of board members	15,980
Custodian fees	5,468
Printing and postage fees	90,003
Registration fees	69,225
Professional fees	16,571
Line of credit interest expense	940
Chief compliance officer expenses	217
Other	9,562
Total expenses	2,688,390
Net investment income	1,877,884
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	19,516,356
Foreign currency translations	(792,456)
Forward foreign currency exchange contracts	663,935
Futures contracts	229,502
Options contracts written	259,638
Net realized gain	19,876,975
Net change in unrealized appreciation (depreciation) on:
Investments	1,764,027
Foreign currency translations	(8,422)
Forward foreign currency exchange contracts	(2,409,570)
Options contracts written	(396)
Net change in unrealized appreciation (depreciation)	(654,361)
Net realized and unrealized gain	19,222,614
Net increase in net assets resulting from operations	$21,100,498

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b) For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Energy and Natural Resources Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013(a) (Unaudited)	Year Ended August 31, 2012(b)	Year Ended March 31, 2012
Operations
Net investment income	$1,877,884	$1,975,377	$2,661,409
Net realized gain (loss)	19,876,975	(12,557,718)	15,696,214
Net change in unrealized appreciation (depreciation)	(654,361)	(17,023,495)	(182,172,715)
Net increase (decrease) in net assets resulting from operations	21,100,498	(27,605,836)	(163,815,092)
Distributions to shareholders
Net investment income
Class A	(463,200)	(198,138)	(456,402)
Class B	(554)	—	—
Class C	(2,626)	—	—
Class I	(227,483)	(111,539)	(473,597)
Class K(c)	(367)	(179)	(534)
Class R	(3,246)	(227)	(319)
Class R4	(6)	—	—
Class R5	(7)	—	—
Class Z	(1,467,544)	(916,731)	(2,288,248)
Net realized gains
Class A	—	—	(2,618,102)
Class B	—	—	(108,924)
Class C	—	—	(417,651)
Class I	—	—	(711,708)
Class K(c)	—	—	(2,209)
Class R	—	—	(8,977)
Class Z	—	—	(7,662,137)
Total distributions to shareholders	(2,165,033)	(1,226,814)	(14,748,808)
Increase (decrease) in net assets from capital stock activity	(70,895,813)	(79,296,304)	(142,926,768)
Proceeds from regulatory settlements (Note 6)	—	—	4,585
Total decrease in net assets	(51,960,348)	(108,128,954)	(321,486,083)
Net assets at beginning of period	486,569,103	594,698,057	916,184,140
Net assets at end of period	$434,608,755	$486,569,103	$594,698,057
Undistributed net investment income	$613,851	$901,000	$92,600

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(c) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Energy and Natural Resources Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a) (Unaudited)		Year Ended August 31, 2012(b)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	259,081	5,353,304	229,199	4,366,384	1,264,704	28,122,049
Fund merger	—	—	—	—	6,701,075	157,664,942
Distributions reinvested	21,779	444,056	10,624	189,736	140,024	2,843,648
Redemptions	(954,076)	(19,570,799)	(1,043,241)	(20,050,109)	(3,886,721)	(83,455,870)
Net increase (decrease)	(673,216)	(13,773,439)	(803,418)	(15,493,989)	4,219,082	105,174,769
Class B shares
Subscriptions	5,796	118,420	4,096	77,365	32,089	690,955
Fund merger	—	—	—	—	511,902	11,739,090
Distributions reinvested	27	536	—	—	5,243	103,345
Redemptions(c)	(27,155)	(536,653)	(90,425)	(1,652,735)	(263,906)	(5,901,478)
Net increase (decrease)	(21,332)	(417,697)	(86,329)	(1,575,370)	285,328	6,631,912
Class C shares
Subscriptions	37,446	761,079	31,337	586,301	228,983	4,923,413
Fund merger	—	—	—	—	280,755	6,438,045
Distributions reinvested	116	2,266	—	—	17,645	347,774
Redemptions	(161,885)	(3,219,383)	(194,055)	(3,597,384)	(426,171)	(8,915,368)
Net increase (decrease)	(124,323)	(2,456,038)	(162,718)	(3,011,083)	101,212	2,793,864
Class I shares
Subscriptions	706,070	14,024,107	7,350	143,540	2,218,577	51,799,261
Fund merger	—	—	—	—	604	14,295
Distributions reinvested	11,140	227,389	6,211	111,482	57,100	1,184,943
Redemptions	(57,041)	(1,207,612)	—	—	(5,373,416)	(123,041,510)
Net increase (decrease)	660,169	13,043,884	13,561	255,022	(3,097,135)	(70,043,011)
Class K shares(d)
Subscriptions	—	—	—	—	775	16,515
Fund merger	—	—	—	—	5,846	138,127
Distributions reinvested	17	350	10	170	131	2,662
Redemptions	—	—	(1,391)	(27,803)	(1,651)	(33,617)
Net increase (decrease)	17	350	(1,381)	(27,633)	5,101	123,687
Class R shares
Subscriptions	29,277	611,146	29,907	574,369	49,382	1,066,845
Distributions reinvested	159	3,239	13	227	457	9,247
Redemptions	(11,420)	(234,463)	(10,891)	(201,737)	(9,816)	(210,083)
Net increase	18,016	379,922	19,029	372,859	40,023	866,009
Class R4 shares
Subscriptions	123	2,500	—	—	—	—
Net increase	123	2,500	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Energy and Natural Resources Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a) (Unaudited)		Year Ended August 31, 2012(b)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	6,643	145,629	—	—	—	—
Net increase	6,643	145,629	—	—	—	—
Class Z shares
Subscriptions	537,034	11,132,363	1,258,729	24,554,058	4,359,217	98,498,028
Distributions reinvested	58,857	1,205,839	40,140	720,103	352,520	7,189,747
Redemptions	(3,907,950)	(80,159,126)	(4,446,210)	(85,090,271)	(13,589,844)	(294,161,773)
Net decrease	(3,312,059)	(67,820,924)	(3,147,341)	(59,816,110)	(8,878,107)	(188,473,998)
Total net decrease	(3,445,962)	(70,895,813)	(4,168,597)	(79,296,304)	(7,324,496)	(142,926,768)

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(c) Includes conversions of Class B shares to Class A shares, if any.

(d) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Energy and Natural Resources Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$20.04		$20.89		$25.57		$20.11		$13.62		$25.49		$27.64
Income from investment operations:
Net investment income (loss)	0.07		0.06		0.05		(0.02)		(0.02)		(0.01)		(0.00	)(c)
Net realized and unrealized gain (loss)	0.84		(0.88)		(4.32)		5.49		6.52		(11.46)		1.72
Total from investment operations	0.91		(0.82)		(4.27)		5.47		6.50		(11.47)		1.72
Less distributions to shareholders:
Net investment income	(0.08)		(0.03)		(0.05)		(0.01)		(0.01)		—		—
Net realized gains	—		—		(0.36)		—		—		(0.40)		(3.87)
Total distributions to shareholders	(0.08)		(0.03)		(0.41)		(0.01)		(0.01)		(0.40)		(3.87)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	—		—
Net asset value, end of period	$20.87		$20.04		$20.89		$25.57		$20.11		$13.62		$25.49
Total return	4.54%		(3.90%)		(16.64%)		27.20%		47.76%		(45.88%)		6.82%
Ratios to average net assets(d)(e)
Total gross expenses	1.32	%(f)(g)	1.34	%(f)	1.28	%(g)	1.26	%(g)	1.21	%(g)	1.28%		1.12	%(f)(g)
Total net expenses(h)	1.32	%(f)(g)	1.34	%(f)(i)	1.28	%(g)(i)	1.26	%(g)(i)	1.21	%(g)(i)	1.24	%(i)	1.07	%(f)(g)(i)
Net investment income (loss)	0.66	%(f)	0.79	%(f)	0.21%		(0.08%)		(0.10%)		(0.03%)		(0.02	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$114,311		$123,271		$145,298		$69,938		$50,812		$16,842		$5,328
Portfolio turnover	56%		14%		167%		551%		523%		484%		198%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class B	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$19.44		$20.29		$24.96		$24.77
Income from investment operations:
Net investment income (loss)	(0.01)		(0.00	)(c)	(0.11)		(0.03)
Net realized and unrealized gain (loss)	0.81		(0.85)		(4.20)		0.22
Total from investment operations	0.80		(0.85)		(4.31)		0.19
Less distributions to shareholders:
Net investment income	(0.00	)(c)	—		—		—
Net realized gains	—		—		(0.36)		—
Total distributions to shareholders	(0.00	)(c)	—		(0.36)		—
Proceeds from regulatory settlements	—		—		0.00	(c)	—
Net asset value, end of period	$20.24		$19.44		$20.29		$24.96
Total return	4.13%		(4.19%)		(17.24%)		0.77%
Ratios to average net assets(d)(e)
Total gross expenses	2.07	%(f)(g)	2.09	%(f)	2.01	%(g)	2.20	%(f)(g)
Total net expenses(h)	2.07	%(f)(g)	2.09	%(f)(i)	2.01	%(g)(i)	2.20	%(f)(g)(i)
Net investment income (loss)	(0.09	%)(f)	(0.00	%)(c)(f)	(0.54%)		(2.14	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$3,642		$3,913		$5,837		$58
Portfolio turnover	56%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$19.44		$20.30		$24.96		$19.78		$13.47		$25.40		$27.64
Income from investment operations:
Net investment income (loss)	(0.01)		0.00	(c)	(0.12)		(0.17)		(0.15)		(0.13)		(0.10)
Net realized and unrealized gain (loss)	0.81		(0.86)		(4.18)		5.35		6.46		(11.40)		1.73
Total from investment operations	0.80		(0.86)		(4.30)		5.18		6.31		(11.53)		1.63
Less distributions to shareholders:
Net investment income	(0.00	)(c)	—		—		—		—		—		—
Net realized gains	—		—		(0.36)		—		—		(0.40)		(3.87)
Total distributions to shareholders	(0.00	)(c)	—		(0.36)		—		—		(0.40)		(3.87)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	—		—
Net asset value, end of period	$20.24		$19.44		$20.30		$24.96		$19.78		$13.47		$25.40
Total return	4.13%		(4.24%)		(17.20%)		26.19%		46.84%		(46.29%)		6.45%
Ratios to average net assets(d)(e)
Total gross expenses	2.07	%(f)(g)	2.09	%(f)	2.02	%(g)	2.01	%(g)	1.96	%(g)	2.03%		1.87	%(f)(g)
Total net expenses(h)	2.07	%(f)(g)	2.09	%(f)(i)	2.02	%(g)(i)	2.01	%(g)(i)	1.96	%(g)(i)	1.99	%(i)	1.82	%(f)(g)(i)
Net investment income (loss)	(0.09	%)(f)	0.04	%(f)	(0.55%)		(0.83%)		(0.84%)		(0.73%)		(0.78	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$16,914		$18,661		$22,785		$25,494		$16,420		$5,843		$1,433
Portfolio turnover	56%		14%		167%		551%		523%		484%		198%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 8, 2007 (commencement of operations) to March 31, 2008.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class I	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$20.15		$21.02		$25.70		$18.82
Income from investment operations:
Net investment income	0.11		0.10		0.11		0.05
Net realized and unrealized gain (loss)	0.86		(0.89)		(4.30)		6.86
Total from investment operations	0.97		(0.79)		(4.19)		6.91
Less distributions to shareholders:
Net investment income	(0.13)		(0.08)		(0.13)		(0.03)
Net realized gains	—		—		(0.36)		—
Total distributions to shareholders	(0.13)		(0.08)		(0.49)		(0.03)
Proceeds from regulatory settlements	—		—		0.00	(c)	—
Net asset value, end of period	$20.99		$20.15		$21.02		$25.70
Total return	4.81%		(3.72%)		(16.23%)		36.74%
Ratios to average net assets(d)(e)
Total gross expenses	0.84	%(f)(g)	0.86	%(f)	0.80	%(g)	0.85	%(f)(g)
Total net expenses(h)	0.84	%(f)(g)	0.86	%(f)	0.80	%(g)(i)	0.85	%(f)(g)(i)
Net investment income	1.12	%(f)	1.29	%(f)	0.49%		0.38	%(f)
Supplemental data
Net assets, end of period (in thousands)	$43,848		$28,803		$29,761		$115,953
Portfolio turnover	56%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class K(a)	(Unaudited)		2012(b)		2012		2011(c)
Per share data
Net asset value, beginning of period	$20.13		$20.99		$25.67		$25.48
Income from investment operations:
Net investment income (loss)	0.09		0.07		0.09		(0.01)
Net realized and unrealized gain (loss)	0.84		(0.88)		(4.33)		0.22
Total from investment operations	0.93		(0.81)		(4.24)		0.21
Less distributions to shareholders:
Net investment income	(0.10)		(0.05)		(0.08)		(0.02)
Net realized gains	—		—		(0.36)		—
Total distributions to shareholders	(0.10)		(0.05)		(0.44)		(0.02)
Proceeds from regulatory settlements	—		—		0.00	(d)	—
Net asset value, end of period	$20.96		$20.13		$20.99		$25.67
Total return	4.61%		(3.85%)		(16.45%)		0.82%
Ratios to average net assets(e)(f)
Total gross expenses	1.14	%(g)(h)	1.16	%(g)	1.11	%(h)	1.26	%(g)(h)
Total net expenses(i)	1.14	%(g)(h)	1.16	%(g)	1.11	%(h)(j)	1.26	%(g)(h)(j)
Net investment income (loss)	0.85	%(g)	0.90	%(g)	0.43%		(0.57	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$80		$77		$109		$3
Portfolio turnover	56%		14%		167%		551%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(c)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Certain line items from prior years have been reclassified to conform to the current presentation.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class R	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$20.03		$20.88		$25.56		$18.76
Income from investment operations:
Net investment income (loss)	0.05		0.05		0.02		(0.02)
Net realized and unrealized gain (loss)	0.83		(0.89)		(4.33)		6.82
Total from investment operations	0.88		(0.84)		(4.31)		6.80
Less distributions to shareholders:
Net investment income	(0.05)		(0.01)		(0.01)		—
Net realized gains	—		—		(0.36)		—
Total distributions to shareholders	(0.05)		(0.01)		(0.37)		—
Proceeds from regulatory settlements	—		—		0.00	(c)	—
Net asset value, end of period	$20.86		$20.03		$20.88		$25.56
Total return	4.42%		(4.04%)		(16.80%)		36.25%
Ratios to average net assets(d)(e)
Total gross expenses	1.57	%(f)(g)	1.59	%(f)	1.55	%(g)	1.60	%(f)(g)
Total net expenses(h)	1.57	%(f)(g)	1.59	%(f)(i)	1.55	%(g)(i)	1.60	%(f)(g)(i)
Net investment income (loss)	0.47	%(f)	0.61	%(f)	0.11%		(0.13	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$1,652		$1,226		$880		$55
Portfolio turnover	56%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Energy and Natural Resources Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$20.25
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain	1.01
Total from investment operations	1.08
Less distributions to shareholders:
Net investment income	(0.05)
Total distributions to shareholders	(0.05)
Net asset value, end of period	$21.28
Total return	5.36%
Ratios to average net assets(b)
Total gross expenses	1.06	%(c)(d)
Total net expenses(e)	1.06	%(c)(d)
Net investment income	1.07	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	56%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Energy and Natural Resources Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$20.25
Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain	1.04
Total from investment operations	1.09
Less distributions to shareholders:
Net investment income	(0.06)
Total distributions to shareholders	(0.06)
Net asset value, end of period	$21.28
Total return	5.39%
Ratios to average net assets(b)
Total gross expenses	0.94	%(c)(d)
Total net expenses(e)	0.94	%(c)(d)
Net investment income	0.83	%(c)
Supplemental data
Net assets, end of period (in thousands)	$141
Portfolio turnover	56%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$20.13		$21.00		$25.67		$20.17		$13.66		$25.49		$23.30
Income from investment operations:
Net investment income	0.09		0.08		0.09		0.03		0.04		0.02		0.01
Net realized and unrealized gain (loss)	0.84		(0.89)		(4.31)		5.51		6.52		(11.45)		6.08
Total from investment operations	0.93		(0.81)		(4.22)		5.54		6.56		(11.43)		6.09
Less distributions to shareholders:
Net investment income	(0.10)		(0.06)		(0.09)		(0.04)		(0.05)		—		(0.03)
Net realized gains	—		—		(0.36)		—		—		(0.40)		(3.87)
Total distributions to shareholders	(0.10)		(0.06)		(0.45)		(0.04)		(0.05)		(0.40)		(3.90)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$20.96		$20.13		$21.00		$25.67		$20.17		$13.66		$25.49
Total return	4.65%		(3.84%)		(16.37%)		27.47%		48.12%		(45.72%)		26.84%
Ratios to average net assets(c)(d)
Total gross expenses	1.07	%(e)(f)	1.09	%(e)	1.01	%(f)	1.01	%(f)	0.96	%(f)	1.03%		1.11	%(f)
Total net expenses(g)	1.07	%(e)(f)	1.09	%(e)(h)	1.01	%(f)(h)	1.01	%(f)(h)	0.96	%(f)(h)	0.99	%(h)	1.07	%(f)(h)
Net investment income	0.91	%(e)	1.03	%(e)	0.42%		0.17%		0.21%		0.11%		0.05%
Supplemental data
Net assets, end of period (in thousands)	$254,017		$310,620		$390,028		$704,685		$622,471		$338,292		$712,080
Portfolio turnover	56%		14%		167%		551%		523%		484%		198%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Energy and Natural Resources Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Energy and Natural Resources Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain

Semiannual Report 2013
25

Columbia Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. Thses contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contract to hedge the currency exposure associated with some or all of the Fund's securities. The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign

Semiannual Report 2013
26

Columbia Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to protect gains and decrease the Fund's exposure to equity risk and to increase return on investments. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended February 28, 2013 are as follows:

	Calls Contracts	Premiums	Puts Contracts	Premiums
Balance at August 31, 2012	1,733	$77,099	—	$—
Opened	4,228	151,837	1,460	96,370
Closed	(300)	(11,691)	(700)	(64,753)
Expired	(4,831)	(160,410)	(760)	(31,617
Exercised	(515)	(26,087)	—	—
Balance at February 28, 2013	315	$30,748	—	$—

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2013
27

Columbia Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

The following table is a summary of the fair value of derivative instruments at February 28, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	65,225
	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Options contracts written, at value	6,713
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	2,474,795
Total		2,481,508

The effect of derivative instruments in the Statement of Operations for the six months ended February 28, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)
Equity contracts	—	229,502	259,638
Foreign exchange contracts	663,935	—	—
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Options Contracts Written and Purchased ($)
Equity contracts	—	(396)
Foreign exchange contracts	(2,409,570)	—

The following table is a summary of the volume of derivative instruments for the six months ended February 28, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	11
Futures contracts	349
Options contracts	6,388

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of

Semiannual Report 2013
28

Columbia Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

Semiannual Report 2013
29

Columbia Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class K	0.05
Class R	0.23
Class R4	0.17
Class R5	0.05
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.
Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $46,775 for Class A, $364 for Class B, $671 for Class C, shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.50%
Class B	2.25
Class C	2.25
Class I	1.08
Class K	1.38
Class R	1.75
Class R4	1.25
Class R5	1.13
Class Z	1.25

Prior to August 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class I	1.07
Class K	1.37
Class R	1.70
Class Z	1.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses

Semiannual Report 2013
30

Columbia Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $384,347,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$68,464,000
Unrealized depreciation	(16,886,000)
Net unrealized appreciation	$51,578,000

The following capital loss carryforward, determined as of August 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
Unlimited short-term	$29,801,172
Unlimited long-term	1,486,054
Total	$31,287,226

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $257,629,450 and $322,541,145, respectively, for the six months ended February 28, 2013.

Note 6. Regulatory Settlements

During the year ended March 31, 2012, the Fund received $4,585 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participates, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investment pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebated paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ending February 28, 2012 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2013
31

Columbia Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Note 9. Shareholder Concentration

At February 28, 2013, one unaffiliated shareholder account 18.03% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 10.04% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

For the six months ended February 28, 2013, the average daily loan balance outstanding on days when borrowing existed was $2,325,000 at a weighted average interest rate of 1.21%.

Note 11. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Precious Metals and Mining Fund, a series of RiverSource Selected Series, Inc. (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved the plan of reorganization on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $859,188,131and the combined net assets immediately after the acquisition were $1,035,182,630.

The merger was accomplished by a tax-free exchange of 12,525,870 shares of the acquired fund valued at $175,994,499 (including $56,637,074 of unrealized appreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	6,701,075
Class B	511,902
Class C	280,755
Class I	604
Class R4	5,846

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on April 1, 2011, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended March 31, 2012 would have been approximately $2.7 million, $25.3 million, $(204.0) million and $(176.0) million, respectively.

Note 12. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota

Semiannual Report 2013
32

Columbia Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Semiannual Report 2013
36

Columbia Energy and Natural Resources Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
37

Columbia Energy and Natural Resources Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR144_08_C01_(04/13)

Semiannual Report

February 28, 2013

Columbia Global Dividend Opportunity Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Global Dividend Opportunity Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Global Dividend Opportunity Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	26
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Global Dividend Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Global Dividend Opportunity Fund (the Fund) Class A shares returned 7.58% excluding sales charges for the six-month period that ended February 28, 2013.

>  The Fund underperformed its benchmark, the MSCI All Country World Index (Net), which returned 10.99% during the same six-month period.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		7.58	9.76	2.89	9.10
Including sales charges		1.37	3.46	1.68	8.45
Class B	11/01/02
Excluding sales charges		7.20	8.95	2.13	8.28
Including sales charges		2.28	3.96	1.76	8.28
Class C*	10/13/03
Excluding sales charges		7.25	8.95	2.13	8.28
Including sales charges		6.27	7.95	2.13	8.28
Class I*	09/27/10	7.82	10.17	3.23	9.41
Class R*	09/27/10	7.48	9.50	2.63	8.81
Class W*	09/27/10	7.62	9.75	2.95	9.17
Class Y*	07/15/09	7.77	10.13	3.25	9.42
Class Z	11/09/00	7.72	10.01	3.14	9.36
MSCI All Country World Index (Net)		10.99	9.29	1.39	9.12
Russell 1000 Index		9.72	13.62	5.21	8.67

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

The Fund changed its benchmark to the MSCI All Country World Index (Net) effective August 17, 2012 because the new benchmark is more consistent with the changes in the Fund's principal investment strategies that became effective on such date.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Global Dividend Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
JPMorgan Chase & Co. (United States)	2.9
BP PLC, ADR (United Kingdom)	2.1
Pfizer, Inc. (United States)	2.0
HSBC Holdings PLC, ADR (United Kingdom)	1.8
Roche Holding AG, Genusschein Shares (Switzerland)	1.8
Wells Fargo & Co. (United States)	1.8
Merck & Co., Inc. (United States)	1.6
Unilever NV - NY Shares (Netherlands)	1.5
Mizuho Financial Group, Inc. (Japan)	1.5
General Electric Co. (United States)	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Paul Stocking

Steven Schroll

Dean Ramos, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Global Dividend Opportunity Fund

Portfolio Overview (continued)

(Unaudited)

Country Breakdown (%) (at February 28, 2013)
Australia	2.9
Bermuda	1.2
Brazil	0.8
Canada	5.1
Chile	0.7
China	2.1
Czech Republic	0.8
France	2.1
Germany	3.1
Greece	0.3
Hong Kong	0.4
Ireland	0.6
Israel	0.3
Italy	0.7
Japan	8.8
Malaysia	0.6
Netherlands	3.2
Peru	0.5
Poland	1.1
Singapore	0.6
Spain	1.4
Sweden	0.9
Switzerland	3.9
Taiwan	1.1
Thailand	1.4
Turkey	2.3
United Kingdom	10.3
United States(a)	42.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2013
4

Columbia Global Dividend Opportunity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at February 28, 2013)
Aerospace & Defense	2.3
Automobiles	3.0
Automotive	0.3
Beverages	2.7
Capital Markets	0.6
Chemicals	3.5
Commercial Banks	10.6
Commercial Services & Supplies	0.2
Communications Equipment	1.9
Construction & Engineering	0.3
Diversified Financial Services	4.0
Diversified Telecommunication Services	5.8
Electric Utilities	2.3
Energy Equipment & Services	1.2
Food & Staples Retailing	2.1
Food Products	3.5
Health Care Equipment & Supplies	0.5
Hotels, Restaurants & Leisure	2.0
Household Durables	0.6
Household Products	0.6
Industrial Conglomerates	2.8
Insurance	4.8
IT Services	0.3
Machinery	0.3
Media	1.8
Metals & Mining	1.5
Multiline Retail	1.4
Multi-Utilities	3.8
Office Electronics	0.5
Oil, Gas & Consumable Fuels	8.1
Paper & Forest Products	0.9
Personal Products	0.3
Pharmaceuticals	10.7
Semiconductors & Semiconductor Equipment	3.1
Software	1.8
Specialty Retail	0.5
Tobacco	3.5
Trading Companies & Distributors	1.7
Transportation Infrastructure	0.4
Water Utilities	0.6
Wireless Telecommunication Services	2.0
Money Market Funds	0.7
Total	99.5

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013
5

Columbia Global Dividend Opportunity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,075.80	1,018.55	6.49	6.31	1.26
Class B	1,000.00	1,000.00	1,072.00	1,014.83	10.33	10.04	2.01
Class C	1,000.00	1,000.00	1,072.50	1,014.83	10.33	10.04	2.01
Class I	1,000.00	1,000.00	1,078.20	1,020.68	4.28	4.16	0.83
Class R	1,000.00	1,000.00	1,074.80	1,017.31	7.77	7.55	1.51
Class W	1,000.00	1,000.00	1,076.20	1,018.55	6.49	6.31	1.26
Class Y	1,000.00	1,000.00	1,077.70	1,020.08	4.89	4.76	0.95
Class Z	1,000.00	1,000.00	1,077.20	1,019.79	5.20	5.06	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
6

Columbia Global Dividend Opportunity Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.5%

Issuer	Shares	Value ($)
Australia 2.9%
AMP Ltd.	806,844	4,503,110
Australia and New Zealand Banking Group Ltd.	196,117	5,735,288
BHP Billiton Ltd.	159,841	5,984,155
Woolworths Ltd.	193,978	6,921,750
Total		23,144,303
Bermuda 1.2%
Seadrill Ltd.	263,065	9,646,594
Brazil 0.8%
Cielo SA	71,700	2,152,739
Natura Cosmeticos SA	86,627	2,236,354
Vale SA	95,000	1,814,186
Total		6,203,279
Canada 5.1%
Aimia, Inc.	407,761	6,227,623
BCE, Inc.	100,702	4,538,639
Enbridge, Inc.	190,570	8,491,799
Sun Life Financial, Inc.	229,344	6,396,404
Suncor Energy, Inc.	269,798	8,161,390
Toronto-Dominion Bank (The)	80,438	6,619,243
Total		40,435,098
Chile 0.6%
Banco de Chile, ADR	52,636	5,240,966
China 2.1%
Bank of China Ltd., Class H	11,086,000	5,225,676
China Mobile Ltd., ADR	70,218	3,847,946
PetroChina Co., Ltd., ADR	56,467	7,734,850
Total		16,808,472
Czech Republic 0.8%
CEZ AS(a)	140,267	4,216,731
Telefonica Czech Republic AS	124,444	2,058,197
Total		6,274,928
France 2.1%
GDF Suez	191,808	3,620,603
Sanofi	45,830	4,328,085
Veolia Environnement SA	263,782	3,313,344
Vivendi SA	271,226	5,689,375
Total		16,951,407

Common Stocks (continued)

Issuer	Shares	Value ($)
Germany 3.1%
Allianz SE, Registered Shares	52,293	7,129,425
Bayerische Motoren Werke AG	70,731	6,503,073
E.ON SE	138,980	2,315,425
Infineon Technologies AG	252,100	2,150,879
Siemens AG, Registered Shares	60,503	6,279,670
Total		24,378,472
Greece 0.3%
OPAP SA	254,017	2,158,507
Hong Kong 0.4%
Television Broadcasts Ltd.	402,000	3,061,456
Ireland 0.6%
Warner Chilcott PLC, Class A	336,813	4,550,344
Israel 0.3%
Bezeq Israeli Telecommunication Corp. Ltd. (The), ADR	325,100	2,074,138
Italy 0.7%
ENI SpA	240,261	5,468,284
Japan 8.8%
Astellas Pharma, Inc.	135,900	7,341,015
Canon, Inc.	114,900	4,158,158
ITOCHU Corp.	481,600	5,557,040
Lawson, Inc.	77,100	5,734,481
Mitsubishi Corp.	202,900	4,019,571
Mitsui & Co., Ltd.	266,700	3,948,102
Mizuho Financial Group, Inc.	5,175,000	11,382,008
Nissan Motor Co., Ltd.	627,000	6,352,335
Nitto Denko Corp.	52,900	3,103,699
NTT DoCoMo, Inc.	2,099	3,245,027
Ono Pharmaceutical Co., Ltd.	46,500	2,467,707
Sumitomo Mitsui Financial Group, Inc.	170,100	6,788,536
Takeda Pharmaceutical Co., Ltd.	105,300	5,442,539
Total		69,540,218
Malaysia 0.6%
Malayan Banking Bhd	1,554,500	4,602,386

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Global Dividend Opportunity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Netherlands 2.9%
Royal Dutch Shell PLC, ADR	169,526	11,129,382
Unilever NV - NY Shares	304,149	11,837,479
Total		22,966,861
Peru 0.5%
Southern Copper Corp.	101,924	3,851,708
Poland 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	365,671	4,092,414
Powszechny Zaklad Ubezpieczen SA	33,531	4,244,502
Total		8,336,916
Singapore 0.6%
Keppel Corp., Ltd.	528,000	4,947,301
Spain 1.4%
Ferrovial SA	155,600	2,435,481
Iberdrola SA	1,146,498	5,657,364
Telefonica SA	236,566	3,087,742
Total		11,180,587
Sweden 0.8%
Telefonaktiebolaget LM Ericsson, ADR	553,545	6,758,784
Switzerland 3.9%
ACE Ltd.	48,920	4,177,279
Nestlé SA, Registered Shares	120,793	8,432,628
Roche Holding AG, Genusschein Shares	60,007	13,730,096
Syngenta AG	10,983	4,661,030
Total		31,001,033
Taiwan 1.1%
Far EasTone Telecommunications Co., Ltd.	1,756,000	4,082,956
Taiwan Semiconductor Manufacturing Co., Ltd.	767,000	2,711,561
United Microelectronics Corp.	4,600,000	1,734,013
Total		8,528,530
Thailand 1.4%
Bangkok Expressway PCL, Foreign Registered Shares	2,376,100	3,437,526
Charoen Pokphand Foods PCL, Foreign Registered Shares	2,356,500	2,570,822
Thai Beverage PCL	11,014,000	4,986,654
Total		10,995,002

Common Stocks (continued)

Issuer	Shares	Value ($)
Turkey 2.3%
Arcelik AS	700,906	4,447,832
Ford Otomotiv Sanayi AS	393,881	4,644,070
Tofas Turk Otomobil Fabrikasi AS	973,085	6,039,563
Turk Telekomunikasyon AS	699,052	2,882,463
Total		18,013,928
United Kingdom 10.3%
AstraZeneca PLC, ADR	111,803	5,080,328
BAE Systems PLC, ADR	93,700	2,035,164
BP PLC, ADR	397,437	16,056,455
British American Tobacco PLC	117,527	6,114,156
Britvic PLC	430,715	2,762,424
Diageo PLC, ADR	35,057	4,196,674
GlaxoSmithKline PLC, ADR	96,105	4,231,503
HSBC Holdings PLC, ADR	248,543	13,779,224
Imperial Tobacco Group PLC	113,417	4,105,563
Inmarsat PLC	358,799	3,533,478
Intercontinental Hotels Group PLC	68,973	1,999,931
Marks & Spencer Group PLC	527,100	2,959,337
National Grid PLC	457,007	5,049,144
Severn Trent PLC	195,384	4,792,245
Vodafone Group PLC, ADR	183,477	4,612,612
Total		81,308,238
United States 41.9%
AbbVie, Inc.	69,618	2,570,297
Aflac, Inc.	122,464	6,117,077
Altria Group, Inc.	106,402	3,569,787
Analog Devices, Inc.	109,502	4,951,680
AT&T, Inc.	240,390	8,632,405
Bank of America Corp.	327,000	3,672,210
Baxter International, Inc.	62,725	4,240,210
CA, Inc.	170,226	4,168,835
Carnival Corp.	88,440	3,163,499
Caterpillar, Inc.	23,871	2,204,964
CenturyLink, Inc.	86,398	2,995,419
Chevron Corp.	62,758	7,352,100
Cisco Systems, Inc.	407,801	8,502,651
Citigroup, Inc.	115,572	4,850,557
Costco Wholesale Corp.	39,600	4,011,084

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Global Dividend Opportunity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Dow Chemical Co. (The)	169,104	5,363,979
Duke Energy Corp.	56,817	3,934,577
General Electric Co.	480,696	11,161,761
Hershey Co. (The)	27,738	2,311,685
Home Depot, Inc. (The)	55,808	3,822,848
Honeywell International, Inc.	100,971	7,078,067
Intel Corp.	213,813	4,458,001
International Paper Co.	160,830	7,078,128
Johnson & Johnson	94,438	7,187,676
JPMorgan Chase & Co.	471,213	23,051,740
Kohl's Corp.	68,403	3,153,378
Kraft Foods Group, Inc.	56,134	2,720,815
Las Vegas Sands Corp.	49,900	2,569,351
Lockheed Martin Corp.	43,678	3,843,664
Lorillard, Inc.	242,362	9,340,631
LyondellBasell Industries NV, Class A	170,935	10,020,210
Marsh & McLennan Companies, Inc.	141,481	5,254,604
McDonald's Corp.	61,656	5,912,810
Merck & Co., Inc.	297,842	12,726,789
Microchip Technology, Inc.	223,781	8,161,293
Microsoft Corp.	73,119	2,032,708
Morgan Stanley	224,643	5,065,700
Mosaic Co. (The)	82,079	4,804,905
Oracle Corp.	237,242	8,127,911
PepsiCo, Inc.	118,041	8,943,967
Pfizer, Inc.	563,600	15,425,732
PG&E Corp.	136,264	5,810,297
Philip Morris International, Inc.	50,077	4,594,565
PPL Corp.	131,944	4,066,514
Procter & Gamble Co. (The)	60,529	4,611,099
Public Service Enterprise Group, Inc.	103,841	3,384,178
RR Donnelley & Sons Co.	161,225	1,683,189
Sempra Energy	80,333	6,246,694
Target Corp.	85,036	5,353,867
U.S. Bancorp	205,700	6,989,686
United Technologies Corp.	59,300	5,369,615
Verizon Communications, Inc.	222,004	10,329,846

Common Stocks (continued)

Issuer	Shares	Value ($)
Viacom, Inc., Class B	91,122	5,326,992
Wells Fargo & Co.	391,178	13,722,524
Total		332,044,771
Total Common Stocks (Cost: $687,319,276)		780,472,511

Convertible Bonds 0.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.3%
Volkswagen International Finance NV(b) 11/09/15	5.500%	1,700,000	2,385,892
Total Convertible Bonds (Cost: $2,237,176)			2,385,892

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(c)(d)	5,248,313	5,248,313
Total Money Market Funds (Cost: $5,248,313)		5,248,313
Total Investments (Cost: $694,804,765)		788,106,716
Other Assets & Liabilities, Net		3,794,858
Net Assets		791,901,574

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Global Dividend Opportunity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at February 28, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	April 12, 2013	19,351,000 (GBP)	29,983,600 (USD)	633,584	—
Citigroup Global Markets Inc.	April 12, 2013	2,059,225,000 (JPY)	22,102,040 (USD)	—	(120,103)
Total				633,584	(120,103)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $2,385,892 or 0.30% of net assets.

(c)  The rate shown is the seven-day current annualized yield at February 28, 2013.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,863,036	154,431,382	(160,046,105)	5,248,313	7,553	5,248,313

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

GBP  British Pound

JPY  Japanese Yen

USD  United States Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Global Dividend Opportunity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Global Dividend Opportunity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	35,530,368	38,166,104	—	73,696,472
Consumer Staples	58,374,140	41,628,478	—	100,002,618
Energy	68,572,568	5,468,284	—	74,040,852
Financials	104,937,214	53,703,345	—	158,640,559
Health Care	56,012,879	33,309,443	—	89,322,322
Industrials	31,341,261	32,659,855	—	64,001,116
Information Technology	49,314,602	10,754,611	—	60,069,213
Materials	32,933,116	13,748,884	—	46,682,000
Telecommunication Services	37,031,005	24,579,238	—	61,610,243
Utilities	23,442,261	28,964,855	—	52,407,116
Total Equity Securities	497,489,414	282,983,097	—	780,472,511
Bonds
Convertible Bonds	—	2,385,892	—	2,385,892
Total Bonds	—	2,385,892	—	2,385,892
Other
Money Market Funds	5,248,313	—	—	5,248,313
Total Other	5,248,313	—	—	5,248,313
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	633,584	—	633,584
Liabilities
Forward Foreign Currency Exchange Contracts	—	(120,103)	—	(120,103)
Total	502,737,727	285,882,470	—	788,620,197

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Global Dividend Opportunity Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $689,556,452)	$782,858,403
Affiliated issuers (identified cost $5,248,313)	5,248,313
Total investments (identified cost $694,804,765)	788,106,716
Foreign currency (identified cost $3)	3
Unrealized appreciation on forward foreign currency exchange contracts	633,584
Receivable for:
Investments sold	1,182,420
Capital shares sold	254,051
Dividends	2,386,595
Interest	37,457
Reclaims	119,043
Expense reimbursement due from Investment Manager	1,803
Prepaid expenses	4,852
Trustees' deferred compensation plan	126,898
Total assets	792,853,422
Liabilities
Disbursements in excess of cash	9,714
Unrealized depreciation on forward foreign currency exchange contracts	120,103
Payable for:
Capital shares purchased	550,081
Investment management fees	15,055
Distribution and/or service fees	1,486
Transfer agent fees	65,249
Administration fees	1,263
Compensation of board members	1,784
Chief compliance officer expenses	134
Other expenses	60,081
Trustees' deferred compensation plan	126,898
Total liabilities	951,848
Net assets applicable to outstanding capital stock	$791,901,574
Represented by
Paid-in capital	$705,059,261
Undistributed net investment income	2,676,874
Accumulated net realized loss	(9,640,104)
Unrealized appreciation (depreciation) on:
Investments	93,301,951
Foreign currency translations	(9,889)
Forward foreign currency exchange contracts	513,481
Total — representing net assets applicable to outstanding capital stock	$791,901,574

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Global Dividend Opportunity Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$136,115,478
Shares outstanding	7,066,592
Net asset value per share	$19.26
Maximum offering price per share(a)	$20.44
Class B
Net assets	$6,530,580
Shares outstanding	356,702
Net asset value per share	$18.31
Class C
Net assets	$13,054,655
Shares outstanding	712,782
Net asset value per share	$18.32
Class I
Net assets	$60,315,853
Shares outstanding	3,127,704
Net asset value per share	$19.28
Class R
Net assets	$1,268,532
Shares outstanding	65,933
Net asset value per share	$19.24
Class W
Net assets	$2,835
Shares outstanding	147
Net asset value per share	$19.25	(b)
Class Y
Net assets	$2,434
Shares outstanding	126
Net asset value per share	$19.29	(b)
Class Z
Net assets	$574,611,207
Shares outstanding	29,753,140
Net asset value per share	$19.31

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Global Dividend Opportunity Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$14,175,061
Dividends — affiliated issuers	7,553
Interest	31,211
Income from securities lending — net	80,026
Foreign taxes withheld	(651,591)
Total income	13,642,260
Expenses:
Investment management fees	2,660,977
Distribution and/or service fees
Class A	164,630
Class B	40,295
Class C	63,817
Class R	2,930
Class W	4
Transfer agent fees
Class A	177,659
Class B	10,877
Class C	17,219
Class R	1,581
Class W	5
Class Y	4
Class Z	770,009
Administration fees	223,244
Compensation of board members	19,430
Custodian fees	35,666
Printing and postage fees	135,752
Registration fees	51,275
Professional fees	24,635
Chief compliance officer expenses	335
Other	35,277
Total expenses	4,435,621
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(321,831)
Total net expenses	4,113,790
Net investment income	9,528,470
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	35,243,414
Foreign currency translations	167,881
Forward foreign currency exchange contracts	1,446,776
Net realized gain	36,858,071
Net change in unrealized appreciation (depreciation) on:
Investments	10,981,446
Foreign currency translations	(2,423)
Forward foreign currency exchange contracts	513,481
Foreign capital gains tax	76,551
Net change in unrealized appreciation (depreciation)	11,569,055
Net realized and unrealized gain	48,427,126
Net increase in net assets resulting from operations	$57,955,596

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Global Dividend Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income	$9,528,470	$13,213,354
Net realized gain	36,858,071	98,491,817
Net change in unrealized appreciation (depreciation)	11,569,055	(29,536,372)
Net increase in net assets resulting from operations	57,955,596	82,168,799
Distributions to shareholders
Net investment income
Class A	(2,675,243)	(396,683)
Class B	(111,228)	—
Class C	(175,792)	—
Class I	(883,578)	(22)
Class R	(20,800)	(310)
Class W	(59)	(11)
Class Y	(59)	(111,896)
Class Z	(13,068,888)	(3,560,604)
Net realized gains
Class A	(8,633,525)	—
Class B	(553,180)	—
Class C	(881,135)	—
Class I	(3,859,833)	—
Class R	(77,203)	—
Class W	(193)	—
Class Y	(165)	—
Class Z	(37,388,752)	—
Total distributions to shareholders	(68,329,633)	(4,069,526)
Increase (decrease) in net assets from capital stock activity	59,625,750	(196,189,369)
Proceeds from regulatory settlements (Note 6)	—	34,306
Total increase (decrease) in net assets	49,251,713	(118,055,790)
Net assets at beginning of period	742,649,861	860,705,651
Net assets at end of period	$791,901,574	$742,649,861
Undistributed net investment income	$2,676,874	$10,084,051

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Global Dividend Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	380,933	7,291,104	555,619	10,280,768
Distributions reinvested	562,540	10,298,709	20,291	354,272
Redemptions	(694,376)	(13,438,885)	(1,793,250)	(32,747,909)
Net increase (decrease)	249,097	4,150,928	(1,217,340)	(22,112,869)
Class B shares
Subscriptions	10,541	184,413	5,259	94,474
Distributions reinvested	27,510	477,072	—	—
Redemptions(a)	(186,709)	(3,426,658)	(451,814)	(7,960,419)
Net decrease	(148,658)	(2,765,173)	(446,555)	(7,865,945)
Class C shares
Subscriptions	45,325	824,819	27,319	471,731
Distributions reinvested	49,104	851,932	—	—
Redemptions	(96,411)	(1,785,515)	(213,305)	(3,708,923)
Net decrease	(1,982)	(108,764)	(185,986)	(3,237,192)
Class I shares
Subscriptions	2,988,786	58,704,185	—	—
Distributions reinvested	260,756	4,743,148	—	—
Redemptions	(121,985)	(2,336,211)	—	—
Net increase	3,127,557	61,111,122	—	—
Class R shares
Subscriptions	7,659	149,550	14,404	259,895
Distributions reinvested	5,353	97,757	18	310
Redemptions	(2,424)	(46,861)	(19,698)	(368,073)
Net increase (decrease)	10,588	200,446	(5,276)	(107,868)
Class Y shares
Subscriptions	—	—	41,108	719,639
Distributions reinvested	—	—	6	99
Redemptions	—	—	(915,557)	(17,884,605)
Net increase (decrease)	—	—	(874,443)	(17,164,867)
Class Z shares
Subscriptions	392,609	7,623,710	995,866	18,048,370
Distributions reinvested	2,625,463	48,247,935	174,611	3,053,944
Redemptions	(3,035,448)	(58,834,454)	(9,093,362)	(166,802,942)
Net decrease	(17,376)	(2,962,809)	(7,922,885)	(145,700,628)
Total net increase (decrease)	3,219,226	59,625,750	(10,652,485)	(196,189,369)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Global Dividend Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$19.59		$17.72		$15.28		$14.62		$18.01		$21.48
Income from investment operations:
Net investment income	0.22		0.27		0.01		0.00	(a)	0.09		0.06
Net realized and unrealized gain (loss)	1.16		1.65		2.43		0.73		(3.42)		(1.25)
Total from investment operations	1.38		1.92		2.44		0.73		(3.33)		(1.19)
Less distributions to shareholders:
Net investment income	(0.40)		(0.05)		—		(0.07)		(0.06)		(0.07)
Net realized gains	(1.31)		—		—		—		—		(2.21)
Total distributions to shareholders	(1.71)		(0.05)		—		(0.07)		(0.06)		(2.28)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.00	(a)	—
Net asset value, end of period	$19.26		$19.59		$17.72		$15.28		$14.62		$18.01
Total return	7.58%		10.88%		15.97%		5.00%		(18.44%)		(7.09%)
Ratios to average net assets(b)
Total gross expenses	1.35	%(c)	1.28%		1.29%		1.43%		1.47%		1.25%
Total net expenses(d)	1.26	%(c)	1.21	%(e)	1.25	%(f)	1.25	%(f)	1.24	%(f)	1.22	%(e)
Net investment income	2.30	%(c)	1.49%		0.07%		0.01%		0.70%		0.30%
Supplemental data
Net assets, end of period (in thousands)	$136,115		$133,541		$142,349		$141,137		$158,624		$225,418
Portfolio turnover	31%		97%		62%		67%		117%		88%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.07% and 0.04% for the years ended August 31, 2012 and 2008, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$18.63		$16.93		$14.71		$14.12		$17.45		$20.96
Income from investment operations:
Net investment income (loss)	0.15		0.10		(0.12)		(0.11)		(0.01)		(0.09)
Net realized and unrealized gain (loss)	1.10		1.60		2.34		0.71		(3.32)		(1.21)
Total from investment operations	1.25		1.70		2.22		0.60		(3.33)		(1.30)
Less distributions to shareholders:
Net investment income	(0.26)		—		—		(0.01)		—		—
Net realized gains	(1.31)		—		—		—		—		(2.21)
Total distributions to shareholders	(1.57)		—		—		(0.01)		—		(2.21)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.00	(a)	—
Net asset value, end of period	$18.31		$18.63		$16.93		$14.71		$14.12		$17.45
Total return	7.20%		10.04%		15.09%		4.26%		(19.08%)		(7.77%)
Ratios to average net assets(b)
Total gross expenses	2.09	%(c)	2.03%		2.04%		2.18%		2.22%		2.00%
Total net expenses(d)	2.01	%(c)	1.95	%(e)	2.00	%(f)	2.00	%(f)	1.99	%(f)	1.97	%(e)
Net investment income (loss)	1.61	%(c)	0.59%		(0.70%)		(0.74%)		(0.05%)		(0.46%)
Supplemental data
Net assets, end of period (in thousands)	$6,531		$9,414		$16,112		$19,861		$24,933		$42,229
Portfolio turnover	31%		97%		62%		67%		117%		88%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.08% and 0.04% for the years ended August 31, 2012 and 2008, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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19

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$18.63		$16.93		$14.71		$14.13		$17.46		$20.96
Income from investment operations:
Net investment income (loss)	0.14		0.12		(0.12)		(0.11)		(0.01)		(0.09)
Net realized and unrealized gain (loss)	1.12		1.58		2.34		0.70		(3.32)		(1.20)
Total from investment operations	1.26		1.70		2.22		0.59		(3.33)		(1.29)
Less distributions to shareholders:
Net investment income	(0.26)		—		—		(0.01)		—		—
Net realized gains	(1.31)		—		—		—		—		(2.21)
Total distributions to shareholders	(1.57)		—		—		(0.01)		—		(2.21)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.00	(a)	—
Net asset value, end of period	$18.32		$18.63		$16.93		$14.71		$14.13		$17.46
Total return	7.25%		10.04%		15.09%		4.18%		(19.07%)		(7.72%)
Ratios to average net assets(b)
Total gross expenses	2.10	%(c)	2.04%		2.04%		2.18%		2.22%		2.00%
Total net expenses(d)	2.01	%(c)	1.95	%(f)	2.00	%(e)	2.00	%(e)	1.99	%(e)	1.97	%(f)
Net investment income (loss)	1.56	%(c)	0.72%		(0.68%)		(0.74%)		(0.05%)		(0.46%)
Supplemental data
Net assets, end of period (in thousands)	$13,055		$13,319		$15,251		$15,994		$19,874		$34,208
Portfolio turnover	31%		97%		62%		67%		117%		88%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of 0.09% and 0.04% for the years ended August 31, 2012 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class I	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$19.64		$17.80	$17.01
Income from investment operations:
Net investment income	0.23		0.35	0.09
Net realized and unrealized gain	1.20		1.64	0.74
Total from investment operations	1.43		1.99	0.83
Less distributions to shareholders:
Net investment income	(0.48)		(0.15)	(0.04)
Net realized gains	(1.31)		—	—
Total distributions to shareholders	(1.79)		(0.15)	(0.04)
Proceeds from regulatory settlements	—		0.00 (b)	—
Net asset value, end of period	$19.28		$19.64	$17.80
Total return	7.82%		11.27%	4.90%
Ratios to average net assets(c)
Total gross expenses	0.84	%(d)	0.85%	0.75	%(d)
Total net expenses(e)	0.83	%(d)	0.83%	0.75	%(d)(f)
Net investment income	2.42	%(d)	1.91%	0.57	%(d)
Supplemental data
Net assets, end of period (in thousands)	$60,316		$3	$3
Portfolio turnover	31%		97%	62%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class R	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$19.54		$17.67		$16.97
Income from investment operations:
Net investment income	0.19		0.23		0.00	(b)
Net realized and unrealized gain	1.18		1.64		0.70
Total from investment operations	1.37		1.87		0.70
Less distributions to shareholders:
Net investment income	(0.36)		(0.00	)(b)	—
Net realized gains	(1.31)		—		—
Total distributions to shareholders	(1.67)		(0.00	)(b)	—
Proceeds from regulatory settlements	—		0.00	(b)	—
Net asset value, end of period	$19.24		$19.54		$17.67
Total return	7.48%		10.61%		4.12%
Ratios to average net assets(c)
Total gross expenses	1.60	%(d)	1.53%		1.54	%(d)
Total net expenses(e)	1.51	%(d)	1.46	%(f)	1.50	%(d)(g)
Net investment income	2.03	%(d)	1.24%		0.02	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,269		$1,082		$1,071
Portfolio turnover	31%		97%		62%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of 0.07% for the year ended August 31, 2012.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class W	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$19.57		$17.73		$16.97
Income from investment operations:
Net investment income	0.22		0.28		0.03
Net realized and unrealized gain	1.17		1.64		0.73
Total from investment operations	1.39		1.92		0.76
Less distributions to shareholders:
Net investment income	(0.40)		(0.08)		—
Net realized gains	(1.31)		—		—
Total distributions to shareholders	(1.71)		(0.08)		—
Proceeds from regulatory settlements	—		0.00	(b)	—
Net asset value, end of period	$19.25		$19.57		$17.73
Total return	7.62%		10.86%		4.48%
Ratios to average net assets(c)
Total gross expenses	1.49	%(d)	1.33%		1.21	%(d)
Total net expenses(e)	1.26	%(d)	1.23	%(f)	1.16	%(d)(g)
Net investment income	2.32	%(d)	1.51%		0.15	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3
Portfolio turnover	31%		97%		62%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of 0.08% for the year ended August 31, 2012.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class Y	(Unaudited)		2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$19.65		$17.79	$15.32		$14.64		$13.32
Income from investment operations
Net investment income	0.25		0.31	0.09		0.07		0.02
Net realized and unrealized gain	1.17		1.68	2.42		0.74		1.30
Total from investment operations	1.42		1.99	2.51		0.81		1.32
Less distributions to shareholders:
Net investment income	(0.47)		(0.13)	(0.04)		(0.13)		—
Net realized gains	(1.31)		—	—		—		—
Total distributions to shareholders	(1.78)		(0.13)	(0.04)		(0.13)		—
Proceeds from regulatory settlements	—		0.00 (b)	—		—		—
Net asset value, end of period	$19.29		$19.65	$17.79		$15.32		$14.64
Total return	7.77%		11.28%	16.40%		5.51%		9.91%
Ratios to average net assets(c)
Total gross expenses	1.13	%(d)	0.82%	0.83%		0.83%		0.72	%(d)
Total net expenses(e)	0.95	%(d)	0.82%	0.83	%(f)	0.83	%(f)	0.72	%(d)(f)
Net investment income	2.63	%(d)	1.70%	0.51%		0.43%		0.99	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2	$15,557		$9,826		$9,630
Portfolio turnover	31%		97%	62%		67%		117%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to August 31, 2009.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$19.66		$17.78		$15.32		$14.64		$18.06		$21.53
Income from investment operations:
Net investment income	0.25		0.31		0.06		0.04		0.12		0.11
Net realized and unrealized gain (loss)	1.16		1.67		2.42		0.74		(3.44)		(1.25)
Total from investment operations	1.41		1.98		2.48		0.78		(3.32)		(1.14)
Less distributions to shareholders:
Net investment income	(0.45)		(0.10)		(0.02)		(0.10)		(0.10)		(0.12)
Net realized gains	(1.31)		—		—		—		—		(2.21)
Total distributions to shareholders	(1.76)		(0.10)		(0.02)		(0.10)		(0.10)		(2.33)
Proceeds from regulatory settlements	—		0.00	(a)	—		—		0.00	(a)	—
Net asset value, end of period	$19.31		$19.66		$17.78		$15.32		$14.64		$18.06
Total return	7.72%		11.20%		16.17%		5.31%		(18.26%)		(6.85%)
Ratios to average net assets(b)
Total gross expenses	1.10	%(c)	1.03%		1.04%		1.18%		1.22%		1.00%
Total net expenses(d)	1.01	%(c)	0.95	%(e)	1.00	%(f)	1.00	%(f)	0.99	%(f)	0.97	%(e)
Net investment income	2.56	%(c)	1.72%		0.34%		0.26%		0.94%		0.55%
Supplemental data
Net assets, end of period (in thousands)	$574,611		$585,285		$670,362		$525,150		$571,175		$755,348
Portfolio turnover	31%		97%		62%		67%		117%		88%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.08% and 0.04% for the years ended August 31, 2012 and 2008 , respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Global Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W, Class Y and Class Z shares. Effective March 19, 2013, the Fund also offers Class R4 shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on March 19, 2013.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign

Semiannual Report 2013
26

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial

Semiannual Report 2013
27

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at February 28, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	633,584
	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	120,103

The effect of derivative instruments in the Statement of Operations for the six months ended February 28, 2013:

Amount of Realized Gain (Loss) on Derivatives
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	1,446,776
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange contracts	513,481

The following table is a summary of the volume of derivative instruments for the six months ended February 28, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	5

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2013
28

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Semiannual Report 2013
29

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Effective November 1, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.27%
Class B	0.27
Class C	0.27
Class R	0.27
Class W	0.35
Class Y	0.32
Class Z	0.27

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $66,150 for Class A, $1,286 for Class B and $306 for Class C shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective January 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.26%
Class B	2.01
Class C	2.01
Class I	0.84
Class R	1.51
Class W	1.26
Class Y	0.84
Class Z	1.01

Prior to January 1, 2013, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's

Semiannual Report 2013
30

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.26%
Class B	2.01
Class C	2.01
Class I	0.83
Class R	1.51
Class W	1.26
Class Y	1.01
Class Z	1.01

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $694,805,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$106,561,000
Unrealized depreciation	(13,259,000)
Net unrealized appreciation	$93,302,000

The following capital loss carryforward, determined as of August 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$25,170,163

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $248,527,292 and $238,308,680, respectively, for the six months ended February 28, 2013.

Note 6. Regulatory Settlements

During the year ended August 31, 2012, the Fund received $34,306 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Semiannual Report 2013
31

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise

Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
32

Columbia Global Dividend Opportunity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Global Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR154_08_C01_(04/13)

Semiannual Report

February 28, 2013

Columbia Small Cap Growth Fund I

Not FDIC insured • No bank guarantee • May lose value

Columbia Small Cap Growth Fund I

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Small Cap Growth Fund I

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	25
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Small Cap Growth Fund I

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Growth Fund I (the Fund) Class A shares returned 8.30% excluding sales charges for the six months ended February 28, 2013.

>  The Fund underperformed its benchmarks, the Russell 2000 Growth Index and the Russell 2000 Index, which returned 11.44% and 13.02%, respectively, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	11/01/05
Excluding sales charges		8.30	7.25	6.15	11.47
Including sales charges		2.08	1.08	4.90	10.81
Class B*	11/01/05
Excluding sales charges		7.89	6.41	5.35	10.64
Including sales charges		3.04	1.64	5.03	10.64
Class C*	11/01/05
Excluding sales charges		7.89	6.41	5.37	10.64
Including sales charges		6.92	5.46	5.37	10.64
Class I*	09/27/10	8.55	7.73	6.52	11.80
Class R*	09/27/10	8.18	6.95	5.89	11.20
Class R4*	11/08/12	8.50	7.56	6.43	11.75
Class Y*	07/15/09	8.55	7.73	6.54	11.81
Class Z	10/01/96	8.44	7.51	6.42	11.74
Russell 2000 Growth Index		11.44	11.17	7.83	11.22
Russell 2000 Index		13.02	14.02	7.35	11.16

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Small Cap Growth Fund I

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Domino's Pizza, Inc.	1.9
CommVault Systems, Inc.	1.9
Aspen Technology, Inc.	1.7
OSI Systems, Inc.	1.6
Brookdale Senior Living, Inc.	1.6
HMS Holdings Corp.	1.5
Align Technology, Inc.	1.4
Guidewire Software, Inc.	1.4
Pier 1 Imports, Inc.	1.3
Oasis Petroleum, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2013)
Common Stocks	99.3
Consumer Discretionary	14.3
Consumer Staples	2.9
Energy	6.3
Financials	7.7
Health Care	22.8
Industrials	17.3
Information Technology	24.8
Materials	1.7
Telecommunication Services	0.8
Utilities	0.7
Money Market Funds	0.7
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Wayne Collette, CFA

George Myers, CFA

Lawrence Lin, CFA

Brian Neigut

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Small Cap Growth Fund I

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,083.00		1,018.30	6.77		6.56	1.31
Class B	1,000.00	1,000.00	1,078.90		1,014.58	10.62		10.29	2.06
Class C	1,000.00	1,000.00	1,078.90		1,014.58	10.62		10.29	2.06
Class I	1,000.00	1,000.00	1,085.50		1,020.43	4.55		4.41	0.88
Class R	1,000.00	1,000.00	1,081.80		1,017.06	8.05		7.80	1.56
Class R4	1,000.00	1,000.00	1,124.70	*	1,019.79	3.26	*	5.06	1.01 *
Class Y	1,000.00	1,000.00	1,085.50		1,020.43	4.55		4.41	0.88
Class Z	1,000.00	1,000.00	1,084.40		1,019.54	5.48		5.31	1.06

*For the period November 8, 2012 through February 28, 2013. Class R4 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Small Cap Growth Fund I

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%

Issuer	Shares	Value ($)
Consumer Discretionary 14.2%
Hotels, Restaurants & Leisure 4.2%
Bloomin' Brands, Inc.(a)	217,100	3,736,291
Buffalo Wild Wings, Inc.(a)	24,700	1,943,643
Domino's Pizza, Inc.	392,400	18,686,088
Life Time Fitness, Inc.(a)	124,100	5,229,574
Six Flags Entertainment Corp.	180,300	12,045,843
Total		41,641,439
Household Durables 0.3%
Tri Pointe Homes, Inc.(a)	124,657	2,293,689
Internet & Catalog Retail 0.8%
HomeAway, Inc.(a)	275,100	8,115,450
Leisure Equipment & Products 0.6%
Brunswick Corp.	153,100	5,578,964
Media 0.6%
National CineMedia, Inc.	297,500	4,536,875
Shutterstock, Inc.(a)	45,897	1,496,242
Total		6,033,117
Specialty Retail 6.9%
Asbury Automotive Group, Inc.(a)	203,200	6,860,032
Cabela's, Inc.(a)	110,300	5,580,077
Conn's, Inc.(a)	170,322	5,457,117
GameStop Corp., Class A	244,700	6,132,182
Lumber Liquidators Holdings, Inc.(a)	126,972	7,515,473
Pier 1 Imports, Inc.	579,575	13,023,050
Rent-A-Center, Inc.	107,700	3,907,356
Select Comfort Corp.(a)	122,772	2,520,509
Tile Shop Holdings, Inc.(a)	586,457	10,339,237
Vitamin Shoppe, Inc.(a)	131,400	6,905,070
Total		68,240,103
Textiles, Apparel & Luxury Goods 0.8%
Tumi Holdings, Inc.(a)	343,261	8,114,690
Total Consumer Discretionary		140,017,452
Consumer Staples 2.9%
Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	190,364	10,772,699
Harris Teeter Supermarkets, Inc.	54,000	2,322,000
Total		13,094,699

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products 0.4%
Hain Celestial Group, Inc. (The)(a)	79,300	4,341,675
Personal Products 1.2%
Elizabeth Arden, Inc.(a)	298,311	11,604,298
Total Consumer Staples		29,040,672
Energy 6.2%
Energy Equipment & Services 1.7%
Dril-Quip, Inc.(a)	61,500	5,057,145
Rowan Companies PLC, Class A(a)	150,700	5,212,713
Superior Energy Services, Inc.(a)	266,758	7,055,749
Total		17,325,607
Oil, Gas & Consumable Fuels 4.5%
Carrizo Oil & Gas, Inc.(a)	162,856	3,825,487
Energy XXI Bermuda Ltd.	166,193	4,940,918
Golar LNG Ltd.	151,200	5,731,992
Gulfport Energy Corp.(a)	139,900	5,728,905
Kodiak Oil & Gas Corp.(a)	523,334	4,657,673
Oasis Petroleum, Inc.(a)	350,995	12,881,517
PDC Energy, Inc.(a)	71,000	3,311,440
Western Refining, Inc.	92,200	3,309,058
Total		44,386,990
Total Energy		61,712,597
Financials 7.7%
Commercial Banks 1.2%
Signature Bank(a)	155,450	11,545,271
Consumer Finance 1.7%
DFC Global Corp.(a)	389,134	7,269,023
Portfolio Recovery Associates, Inc.(a)	86,700	10,137,398
Total		17,406,421
Real Estate Investment Trusts (REITs) 3.9%
DiamondRock Hospitality Co.	845,100	7,555,194
Omega Healthcare Investors, Inc.	304,900	8,534,151
Redwood Trust, Inc.	508,000	10,292,080
Summit Hotel Properties, Inc.	696,241	6,683,913
Tanger Factory Outlet Centers	153,400	5,413,486
Total		38,478,824

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Small Cap Growth Fund I

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.9%
Nationstar Mortgage Holdings, Inc.(a)	61,171	2,356,919
Radian Group, Inc.	716,384	6,311,343
Total		8,668,262
Total Financials		76,098,778
Health Care 22.6%
Biotechnology 8.2%
Alkermes PLC(a)	308,000	6,686,680
Alnylam Pharmaceuticals, Inc.(a)	337,464	7,994,522
Amarin Corp. PLC, ADR(a)	491,200	3,973,808
Ariad Pharmaceuticals, Inc.(a)	301,500	6,340,545
Cepheid, Inc.(a)	185,800	6,768,694
Dynavax Technologies Corp.(a)	1,148,713	2,343,375
Exact Sciences Corp.(a)	468,000	4,998,240
Idenix Pharmaceuticals, Inc.(a)	1,168,507	4,919,414
Infinity Pharmaceuticals, Inc.(a)	169,434	6,995,930
Keryx Biopharmaceuticals, Inc.(a)	358,128	2,302,763
Onyx Pharmaceuticals, Inc.(a)	123,359	9,290,166
Puma Biotechnology, Inc.(a)	134,516	3,458,406
Rigel Pharmaceuticals, Inc.(a)	612,800	4,118,016
Sarepta Therapeutics, Inc.(a)	165,618	4,847,639
TESARO, Inc.(a)	281,258	5,585,784
Total		80,623,982
Health Care Equipment & Supplies 4.3%
Align Technology, Inc.(a)	439,124	13,806,059
Endologix, Inc.(a)	266,000	4,005,960
Insulet Corp.(a)	314,489	7,098,017
Masimo Corp.	335,824	6,666,106
NxStage Medical, Inc.(a)	565,000	6,339,300
Volcano Corp.(a)	219,000	4,739,160
Total		42,654,602
Health Care Providers & Services 3.2%
Brookdale Senior Living, Inc.(a)	557,290	15,425,787
Catamaran Corp.(a)	123,328	6,623,947
IPC The Hospitalist Co., Inc.(a)	222,800	9,290,760
Total		31,340,494

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 2.8%
athenahealth, Inc.	83,300	7,812,707
HMS Holdings Corp.(a)	503,613	14,599,741
Vocera Communications, Inc.(a)	213,300	5,624,721
Total		28,037,169
Life Sciences Tools & Services 1.6%
Fluidigm Corp.(a)	302,477	5,220,753
Icon PLC	346,989	10,812,177
Total		16,032,930
Pharmaceuticals 2.5%
Akorn, Inc.(a)	306,900	4,235,220
Impax Laboratories, Inc.(a)	572,690	11,356,443
Salix Pharmaceuticals Ltd.(a)	189,095	9,237,291
Total		24,828,954
Total Health Care		223,518,131
Industrials 17.2%
Aerospace & Defense 0.7%
LMI Aerospace, Inc.(a)	323,019	7,154,871
Airlines 1.1%
Alaska Air Group, Inc.(a)	117,200	6,041,660
U.S. Airways Group, Inc.(a)	376,300	5,053,709
Total		11,095,369
Building Products 1.2%
USG Corp.(a)	395,800	11,169,476
Commercial Services & Supplies 1.6%
Clean Harbors, Inc.(a)	163,200	8,404,800
Tetra Tech, Inc.(a)	252,156	7,277,222
Total		15,682,022
Electrical Equipment 1.3%
Acuity Brands, Inc.	104,000	7,085,520
Regal-Beloit Corp.	70,842	5,474,670
Total		12,560,190
Machinery 3.0%
Chart Industries, Inc.(a)	78,509	5,696,613
CLARCOR, Inc.	84,000	4,283,160
Proto Labs, Inc.(a)	126,769	5,893,491
Trinity Industries, Inc.	100,415	4,341,945
Woodward, Inc.	247,600	9,267,668
Total		29,482,877

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Small Cap Growth Fund I

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Marine 0.8%
Costamare, Inc.	506,364	7,808,133
Professional Services 1.4%
Advisory Board Co. (The)(a)	114,394	5,812,359
Wageworks, Inc.(a)	349,951	8,262,343
Total		14,074,702
Road & Rail 3.4%
Avis Budget Group, Inc.(a)	284,800	6,655,776
Genesee & Wyoming, Inc., Class A(a)	73,900	6,615,528
Knight Transportation, Inc.	354,300	5,548,338
Roadrunner Transportation Systems, Inc.(a)	419,386	9,553,613
Werner Enterprises, Inc.	236,000	5,432,720
Total		33,805,975
Trading Companies & Distributors 2.7%
TAL International Group, Inc.	231,482	9,965,300
Titan Machinery, Inc.(a)	323,900	9,150,175
United Rentals, Inc.(a)	142,600	7,616,266
Total		26,731,741
Total Industrials		169,565,356
Information Technology 24.6%
Computers & Peripherals 0.4%
Stratasys Ltd.(a)	63,600	4,015,704
Electronic Equipment, Instruments & Components 4.9%
Cognex Corp.	215,000	8,855,850
FEI Co.	181,500	11,496,210
IPG Photonics Corp.	112,100	6,646,409
OSI Systems, Inc.(a)	271,331	15,636,805
Universal Display Corp.(a)	170,600	5,353,428
Total		47,988,702
Internet Software & Services 3.3%
Cornerstone OnDemand, Inc.(a)	243,450	8,243,217
CoStar Group, Inc.(a)	100,340	10,108,252
Demandware, Inc.(a)	193,900	5,128,655
Stamps.com, Inc.(a)	188,700	4,602,393
Trulia, Inc.(a)	206,800	4,930,112
Total		33,012,629

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 1.2%
Cardtronics, Inc.(a)	150,900	3,977,724
WEX, Inc.(a)	101,819	7,637,443
Total		11,615,167
Semiconductors & Semiconductor Equipment 1.9%
Cavium, Inc.(a)	114,500	4,227,340
Microsemi Corp.(a)	153,900	3,174,957
Silicon Laboratories, Inc.(a)	196,200	8,146,224
Ultratech, Inc.(a)	86,500	3,544,770
Total		19,093,291
Software 12.9%
Aspen Technology, Inc.(a)	548,200	16,862,632
BroadSoft, Inc.(a)	333,300	6,999,300
CommVault Systems, Inc.(a)	249,000	18,413,550
Fortinet, Inc.(a)	278,400	6,731,712
Guidewire Software, Inc.(a)	366,368	13,390,750
Imperva, Inc.(a)	228,000	8,322,000
Infoblox, Inc.(a)	223,964	4,723,401
Proofpoint, Inc.(a)	389,000	5,438,220
QLIK Technologies, Inc.(a)	313,700	8,156,200
Sourcefire, Inc.(a)	66,900	3,587,847
Splunk, Inc.(a)	191,600	6,922,508
TIBCO Software, Inc.(a)	128,175	2,749,354
TiVo, Inc.(a)	725,600	8,990,184
Tyler Technologies, Inc.(a)	88,300	4,980,120
Ultimate Software Group, Inc.(a)	115,500	11,350,185
Total		127,617,963
Total Information Technology		243,343,456
Materials 1.7%
Construction Materials 1.1%
Eagle Materials, Inc.	164,000	10,546,840
Metals & Mining 0.6%
Walter Energy, Inc.	198,000	6,294,420
Total Materials		16,841,260
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.8%
Cogent Communications Group, Inc.	303,522	7,633,578
Total Telecommunication Services		7,633,578

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Small Cap Growth Fund I

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 0.7%
Electric Utilities 0.7%
UIL Holdings Corp.	173,000	6,774,680
Total Utilities		6,774,680
Total Common Stocks (Cost: $777,834,538)		974,545,960

Warrants —%

Energy —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp.(a)(b)	76,534	247
Total Energy		247
Total Warrants (Cost: $63,580)		247

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(c)(d)	7,321,727	7,321,727
Total Money Market Funds (Cost: $7,321,727)		7,321,727
Total Investments (Cost: $785,219,845)		981,867,934
Other Assets & Liabilities, Net		6,479,994
Net Assets		988,347,928

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2013 was $247, representing less than 0.01% of net assets. Information concerning such security holdings at February 28, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.	03/07/11 - 06/29/11	63,579

(c)  The rate shown is the seven-day current annualized yield at February 28, 2013.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,046,846	208,900,595	(210,625,714)	7,321,727	19,338	7,321,727

Abbreviation Legend

ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Small Cap Growth Fund I

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Small Cap Growth Fund I

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	140,017,452	—	—	140,017,452
Consumer Staples	29,040,672	—	—	29,040,672
Energy	61,712,597	—	—	61,712,597
Financials	76,098,778	—	—	76,098,778
Health Care	223,518,131	—	—	223,518,131
Industrials	169,565,356	—	—	169,565,356
Information Technology	243,343,456	—	—	243,343,456
Materials	16,841,260	—	—	16,841,260
Telecommunication Services	7,633,578	—	—	7,633,578
Utilities	6,774,680	—	—	6,774,680
Warrants
Energy	—	247	—	247
Total Equity Securities	974,545,960	247	—	974,546,207
Other
Money Market Funds	7,321,727	—	—	7,321,727
Total Other	7,321,727	—	—	7,321,727
Total	981,867,687	247	—	981,867,934

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Small Cap Growth Fund I

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $777,898,118)	$974,546,207
Affiliated issuers (identified cost $7,321,727)	7,321,727
Total investments (identified cost $785,219,845)	981,867,934
Foreign currency (identified cost $1)	1
Receivable for:
Investments sold	22,067,094
Capital shares sold	455,772
Dividends	278,118
Prepaid expenses	6,265
Trustees' deferred compensation plan	42,090
Total assets	1,004,717,274
Liabilities
Payable for:
Investments purchased	14,168,850
Capital shares purchased	1,914,590
Investment management fees	20,812
Distribution and/or service fees	720
Transfer agent fees	174,855
Administration fees	2,102
Compensation of board members	2,073
Chief compliance officer expenses	173
Other expenses	43,081
Trustees' deferred compensation plan	42,090
Total liabilities	16,369,346
Net assets applicable to outstanding capital stock	$988,347,928
Represented by
Paid-in capital	$784,587,930
Excess of distributions over net investment income	(3,198,175)
Accumulated net realized gain	10,310,084
Unrealized appreciation (depreciation) on:
Investments	196,648,089
Total — representing net assets applicable to outstanding capital stock	$988,347,928

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Small Cap Growth Fund I

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$58,306,528
Shares outstanding	2,021,650
Net asset value per share	$28.84
Maximum offering price per share(a)	$30.60
Class B
Net assets	$1,285,665
Shares outstanding	47,070
Net asset value per share	$27.31
Class C
Net assets	$10,333,983
Shares outstanding	378,340
Net asset value per share	$27.31
Class I
Net assets	$92,813,822
Shares outstanding	3,151,737
Net asset value per share	$29.45
Class K
Net assets	$2,500
Shares outstanding	85
Net asset value per share(b)	$29.28
Class R
Net assets	$45,292
Shares outstanding	1,575
Net asset value per share(b)	$28.75
Class R4
Net assets	$2,540
Shares outstanding	85
Net asset value per share(b)	$29.84
Class R5
Net assets	$2,500
Shares outstanding	85
Net asset value per share(b)	$29.28
Class Y
Net assets	$13,566,848
Shares outstanding	460,865
Net asset value per share	$29.44
Class Z
Net assets	$811,988,250
Shares outstanding	27,695,094
Net asset value per share	$29.32

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Small Cap Growth Fund I

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,587,375
Dividends — affiliated issuers	19,338
Income from securities lending — net	289,473
Total income	4,896,186
Expenses:
Investment management fees	3,771,109
Distribution and/or service fees
Class A	73,622
Class B	6,780
Class C	52,661
Class R	124
Transfer agent fees
Class A	57,328
Class B	1,320
Class C	10,250
Class R	48
Class R4(a)	1
Class Y	4
Class Z	787,956
Administration fees	380,778
Compensation of board members	22,811
Custodian fees	9,975
Printing and postage fees	57,028
Registration fees	58,706
Professional fees	25,757
Chief compliance officer expenses	437
Other	15,320
Total expenses	5,332,015
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(53,467)
Total net expenses	5,278,548
Net investment loss	(382,362)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	29,119,205
Foreign currency translations	(2,856)
Net realized gain	29,116,349
Net change in unrealized appreciation (depreciation) on:
Investments	50,111,930
Foreign currency translations	394
Net change in unrealized appreciation (depreciation)	50,112,324
Net realized and unrealized gain	79,228,673
Net increase in net assets resulting from operations	$78,846,311

(a) For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Small Cap Growth Fund I

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013(a) (Unaudited)	Year Ended August 31, 2012
Operations
Net investment loss	$(382,362)	$(2,900,575)
Net realized gain	29,116,349	88,810,985
Net change in unrealized appreciation (depreciation)	50,112,324	1,928,299
Net increase in net assets resulting from operations	78,846,311	87,838,709
Distributions to shareholders
Net realized gains
Class A	(5,725,926)	(8,033,542)
Class B	(137,440)	(165,165)
Class C	(1,044,679)	(1,317,176)
Class I	(8,663,850)	(6,933,914)
Class R	(5,009)	(5,346)
Class R4	(249)	—
Class Y	(1,221,162)	(1,103,193)
Class Z	(78,109,613)	(85,995,735)
Total distributions to shareholders	(94,907,928)	(103,554,071)
Increase (decrease) in net assets from capital stock activity	(12,805,776)	(129,402,633)
Total decrease in net assets	(28,867,393)	(145,117,995)
Net assets at beginning of period	1,017,215,321	1,162,333,316
Net assets at end of period	$988,347,928	$1,017,215,321
Excess of distributions over net investment income	$(3,198,175)	$(2,815,813)

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Small Cap Growth Fund I

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a)(b) (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	155,972	4,441,559	434,890	12,391,899
Distributions reinvested	209,240	5,526,032	276,795	7,559,280
Redemptions	(409,288)	(11,632,061)	(1,692,890)	(48,465,439)
Net decrease	(44,076)	(1,664,470)	(981,205)	(28,514,260)
Class B shares
Subscriptions	492	12,336	689	18,573
Distributions reinvested	4,944	123,889	5,639	147,736
Redemptions(c)	(9,033)	(244,453)	(24,152)	(664,783)
Net decrease	(3,597)	(108,228)	(17,824)	(498,474)
Class C shares
Subscriptions	12,271	323,536	22,638	619,559
Distributions reinvested	34,201	857,082	36,659	960,467
Redemptions	(68,589)	(1,887,624)	(209,277)	(5,682,212)
Net decrease	(22,117)	(707,006)	(149,980)	(4,102,186)
Class I shares
Subscriptions	21,593	610,426	1,398,138	42,179,840
Distributions reinvested	321,588	8,663,577	250,131	6,933,641
Redemptions	(213,796)	(6,321,532)	(1,585,755)	(47,522,973)
Net increase	129,385	2,952,471	62,514	1,590,508
Class K shares
Subscriptions	85	2,500	—	—
Net increase	85	2,500	—	—
Class R shares
Subscriptions	94	2,771	471	13,483
Distributions reinvested	180	4,739	186	5,089
Redemptions	(532)	(15,087)	(677)	(19,707)
Net decrease	(258)	(7,577)	(20)	(1,135)
Class R4 shares
Subscriptions	85	2,500	—	—
Net increase	85	2,500	—	—
Class R5 shares
Subscriptions	85	2,500	—	—
Net increase	85	2,500	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Small Cap Growth Fund I

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a)(b) (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	87	2,500	—	—
Distributions reinvested	45,336	1,220,910	39,812	1,103,193
Redemptions	—	—	(576)	(17,161)
Net increase	45,423	1,223,410	39,236	1,086,032
Class Z shares
Subscriptions	2,159,478	61,919,582	3,767,042	108,971,471
Distributions reinvested	1,720,127	46,151,011	1,592,084	44,037,051
Redemptions	(4,205,989)	(122,572,469)	(8,695,502)	(251,971,640)
Net decrease	(326,384)	(14,501,876)	(3,336,376)	(98,963,118)
Total net decrease	(221,369)	(12,805,776)	(4,383,655)	(129,402,633)

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Class K and Class R5 shares commenced operations on February 28, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Small Cap Growth Fund I

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$29.55		$29.94		$23.55		$20.82		$27.82		$31.69
Income from investment operations:
Net investment loss	(0.05)		(0.15)		(0.31)		(0.26)		(0.19)		(0.24)
Net realized and unrealized gain (loss)	2.24		2.56		6.70		2.99		(6.81)		0.17
Total from investment operations	2.19		2.41		6.39		2.73		(7.00)		(0.07)
Less distributions to shareholders:
Net realized gains	(2.90)		(2.80)		—		—		—		(3.80)
Total distributions to shareholders	(2.90)		(2.80)		—		—		—		(3.80)
Net asset value, end of period	$28.84		$29.55		$29.94		$23.55		$20.82		$27.82
Total return	8.30%		8.81%		27.13%		13.11%		(25.16%)		(1.34	%)(a)
Ratios to average net assets(b)(c)
Total gross expenses	1.33	%(d)	1.33%		1.30%		1.32	%(e)	1.40%		1.37%
Total net expenses(f)	1.31	%(d)	1.31	%(g)	1.30	%(g)	1.32	%(e)(g)	1.37	%(g)	1.37	%(g)
Net investment loss	(0.32	%)(d)	(0.53%)		(1.00%)		(1.10%)		(1.01%)		(0.82%)
Supplemental data
Net assets, end of period (in thousands)	$58,307		$61,032		$91,234		$62,261		$54,384		$44,184
Portfolio turnover	45%		113%		113%		144%		149%		165%

Notes to Financial Highlights

(a)  The Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$28.19		$28.82		$22.84		$20.35		$27.39		$31.26
Income from investment operations:
Net investment loss	(0.15)		(0.35)		(0.53)		(0.43)		(0.32)		(0.45)
Net realized and unrealized gain (loss)	2.12		2.45		6.51		2.92		(6.72)		0.14
Total from investment operations	1.97		2.10		5.98		2.49		(7.04)		(0.31)
Less distributions to shareholders:
Net realized gains	(2.85)		(2.73)		—		—		—		(3.56)
Total distributions to shareholders	(2.85)		(2.73)		—		—		—		(3.56)
Net asset value, end of period	$27.31		$28.19		$28.82		$22.84		$20.35		$27.39
Total return	7.89%		7.99%		26.18%		12.24%		(25.70%)		(2.10	%)(a)
Ratios to average net assets(b)(c)
Total gross expenses	2.07	%(d)	2.08%		2.05%		2.07	%(e)	2.15%		2.12%
Total net expenses(f)	2.06	%(d)	2.06	%(g)	2.05	%(g)	2.07	%(e)(g)	2.12	%(g)	2.12	%(g)
Net investment loss	(1.07	%)(d)	(1.27%)		(1.76%)		(1.84%)		(1.75%)		(1.57%)
Supplemental data
Net assets, end of period (in thousands)	$1,286		$1,428		$1,974		$2,155		$2,620		$2,812
Portfolio turnover	45%		113%		113%		144%		149%		165%

Notes to Financial Highlights

(a)  The Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$28.19		$28.82		$22.84		$20.35		$27.37		$31.25
Income from investment operations:
Net investment loss	(0.15)		(0.35)		(0.53)		(0.44)		(0.32)		(0.44)
Net realized and unrealized gain (loss)	2.12		2.45		6.51		2.93		(6.70)		0.12
Total from investment operations	1.97		2.10		5.98		2.49		(7.02)		(0.32)
Less distributions to shareholders:
Net realized gains	(2.85)		(2.73)		—		—		—		(3.56)
Total distributions to shareholders	(2.85)		(2.73)		—		—		—		(3.56)
Net asset value, end of period	$27.31		$28.19		$28.82		$22.84		$20.35		$27.37
Total return	7.89%		7.99%		26.18%		12.24%		(25.65%)		(2.14	%)(a)
Ratios to average net assets(b)(c)
Total gross expenses	2.07	%(d)	2.07%		2.05%		2.07	%(e)	2.15%		2.12%
Total net expenses(f)	2.06	%(d)	2.06	%(g)	2.05	%(g)	2.07	%(e)(g)	2.12	%(g)	2.12	%(g)
Net investment loss	(1.07	%)(d)	(1.27%)		(1.75%)		(1.85%)		(1.75%)		(1.57%)
Supplemental data
Net assets, end of period (in thousands)	$10,334		$11,287		$15,864		$13,897		$10,093		$8,382
Portfolio turnover	45%		113%		113%		144%		149%		165%

Notes to Financial Highlights

(a)  The Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class I	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$30.09		$30.45	$26.86
Income from investment operations:
Net investment income (loss)	0.02		(0.02)	(0.17)
Net realized and unrealized gain	2.28		2.59	3.76
Total from investment operations	2.30		2.57	3.59
Less distributions to shareholders:
Net realized gains	(2.94)		(2.93)	—
Total distributions to shareholders	(2.94)		(2.93)	—
Net asset value, end of period	$29.45		$30.09	$30.45
Total return	8.55%		9.27%	13.37%
Ratios to average net assets(b)(c)
Total gross expenses	0.88	%(d)	0.88%	0.88	%(d)
Total net expenses(e)	0.88	%(d)	0.88%	0.88	%(d)(f)
Net investment income (loss)	0.11	%(d)	(0.06%)	(0.57	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$92,814		$90,936	$90,132
Portfolio turnover	45%		113%	113%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class R	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$29.47		$29.88		$26.52
Income from investment operations:
Net investment loss	(0.08)		(0.21)		(0.35)
Net realized and unrealized gain	2.23		2.53		3.71
Total from investment operations	2.15		2.32		3.36
Less distributions to shareholders:
Net realized gains	(2.87)		(2.73)		—
Total distributions to shareholders	(2.87)		(2.73)		—
Net asset value, end of period	$28.75		$29.47		$29.88
Total return	8.18%		8.48%		12.67%
Ratios to average net assets(b)(c)
Total gross expenses	1.57	%(d)	1.57%		1.55	%(d)
Total net expenses(e)	1.56	%(d)	1.56	%(f)	1.54	%(d)(f)
Net investment loss	(0.55	%)(d)	(0.74%)		(1.16	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$45		$54		$55
Portfolio turnover	45%		113%		113%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$29.37
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	3.37
Total from investment operations	3.39
Less distributions to shareholders:
Net realized gains	(2.92)
Total distributions to shareholders	(2.92)
Net asset value, end of period	$29.84
Total return	12.47%
Ratios to average net assets
Total gross expenses	1.01	%(b)
Total net expenses	1.01	%(b)
Net investment income	0.24	%(b)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	45%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class Y	(Unaudited)		2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$30.08		$30.44	$23.85		$21.00		$19.21
Income from investment operations:
Net investment income	0.02		(0.02)	(0.18)		(0.17)		(0.03)
Net realized and unrealized gain	2.28		2.59	6.77		3.02		1.82
Total from investment operations	2.30		2.57	6.59		2.85		1.79
Less distributions to shareholders:
Net realized gains	(2.94)		(2.93)	—		—		—
Total distributions to shareholders	(2.94)		(2.93)	—		—		—
Net asset value, end of period	$29.44		$30.08	$30.44		$23.85		$21.00
Total return	8.55%		9.27%	27.63%		13.57%		9.32%
Ratios to average net assets(b)(c)
Total gross expenses	0.88	%(d)	0.88%	0.88%		0.93	%(e)	1.03	%(d)
Total net expenses(f)	0.88	%(d)	0.88%	0.88	%(g)	0.93	%(e)(g)	1.03	%(d)(g)
Net investment income	0.11	%(d)	(0.07%)	(0.58%)		(0.70%)		(0.96	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$13,567		$12,496	$11,453		$13,708		$14,222
Portfolio turnover	45%		113%	113%		144%		149%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to August 31, 2009.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$29.98		$30.35		$23.81		$21.00		$27.99		$31.86
Income from investment operations:
Net investment loss	(0.01)		(0.08)		(0.23)		(0.21)		(0.14)		(0.17)
Net realized and unrealized gain (loss)	2.27		2.59		6.77		3.02		(6.85)		0.18
Total from investment operations	2.26		2.51		6.54		2.81		(6.99)		0.01
Less distributions to shareholders:
Net realized gains	(2.92)		(2.88)		—		—		—		(3.88)
Total distributions to shareholders	(2.92)		(2.88)		—		—		—		(3.88)
Net asset value, end of period	$29.32		$29.98		$30.35		$23.81		$21.00		$27.99
Total return	8.44%		9.06%		27.47%		13.38%		(24.97%)		(1.09	%)(a)
Ratios to average net assets(b)(c)
Total gross expenses	1.08	%(d)	1.07%		1.05%		1.07	%(e)	1.15%		1.12%
Total net expenses(f)	1.06	%(d)	1.06	%(g)	1.05	%(g)	1.07	%(e)(g)	1.12	%(g)	1.12	%(g)
Net investment loss	(0.07	%)(d)	(0.26%)		(0.73%)		(0.85%)		(0.76%)		(0.57%)
Supplemental data
Net assets, end of period (in thousands)	$811,988		$839,982		$951,620		$698,422		$509,514		$354,145
Portfolio turnover	45%		113%		113%		144%		149%		165%

Notes to Financial Highlights

(a)  The Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Small Cap Growth Fund I

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Small Cap Growth Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

The Fund is closed to new investors and new accounts, subject to certain limited exceptions.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares are not subject to sales charges and are closed to new investors. Class K shares commenced operations on February 28, 2013.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on February 28, 2013.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange

Semiannual Report 2013
25

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and

Semiannual Report 2013
26

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended February 28, 2013 was 0.77% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Semiannual Report 2013
27

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Effective November 1, 2012 Class Y shares will not pay transfer agent fees for at least twelve months.

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.15
Class Y	0.00	*
Class Z	0.19

*Rounds to zero.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25%

of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,556 for Class A, $311 for Class B, and $76 for Class C shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective January 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed

Semiannual Report 2013
28

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

the following annual rates as a percentage of the class' average daily net assets:

Class A	1.41%
Class B	2.16
Class C	2.16
Class I	1.03
Class K	1.33
Class R	1.66
Class R4	1.16
Class R5	1.08
Class Y	1.03
Class Z	1.16

Prior to January 1, 2013, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.31%
Class B	2.06
Class C	2.06
Class I	0.93
Class R	1.56
Class R4	1.06
Class Y	1.06
Class Z	1.06

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $785,220,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$222,591,000
Unrealized depreciation	(25,943,000)
Net unrealized appreciation	$196,648,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $435,228,318 and $555,472,932, respectively, for the six months ended February 28, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates

Semiannual Report 2013
29

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 28, 2013, two unaffiliated shareholder accounts owned an aggregate of 44.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 10.Risks Relating to Certain Investments

Health Care Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the health care sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Technology and Technology-related Investment Risk

At February 28, 2013, the Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

At the close of business on March 15, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Frontier Fund, a series of Columbia Funds Series Trust II, Columbia Select Small Cap Fund, a series of Columbia Funds Series Trust I and Columbia Small Cap Growth Fund II, a series of Columbia Funds Series Trust (collectively, the acquired funds). The reorganization was completed after shareholders of the acquired funds approved the plan on February 27, 2013. The purpose of the transaction was to combine several funds managed by the Investment Manager with comparable investment objectives and strategies.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Semiannual Report 2013
30

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
31

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Semiannual Report 2013
32

Columbia Small Cap Growth Fund I

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Small Cap Growth Fund I

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR226_08_C01_(04/13)

Semiannual Report

February 28, 2013

Columbia Technology Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Technology Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Technology Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	21
Shareholder Meeting Results	27
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Technology Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Technology Fund (the Fund) Class A shares returned 6.90% excluding sales charges for the six months ended February 28, 2013.

>  The Fund underperformed its benchmarks, the BofA Merrill Lynch 100 Technology Index, which returned 11.09%, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		6.90	6.90	3.68	13.01
Including sales charges		0.78	0.78	2.46	12.35
Class B	11/01/02
Excluding sales charges		6.58	6.16	2.93	12.15
Including sales charges		1.58	1.16	2.57	12.15
Class C*	10/13/03
Excluding sales charges		6.56	6.25	2.92	12.20
Including sales charges		5.56	5.25	2.92	12.20
Class R4*	11/08/12	7.14	7.34	3.96	13.31
Class R5*	11/08/12	7.14	7.34	3.96	13.31
Class Z	11/09/00	7.10	7.29	3.95	13.30
BofA Merrill Lynch 100 Technology Index		11.09	3.48	4.59	9.54

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The BofA Merrill Lynch 100 Technology Index, an unmanaged equally weighted index of 100 leading technology stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Technology Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Google, Inc., Class A	3.7
QUALCOMM, Inc.	3.0
Amazon.com, Inc.	2.8
Apple, Inc.	2.8
eBay, Inc.	2.8
Samsung Electronics Co., Ltd., GDR	2.5
Salesforce.com, Inc.	2.3
Visa, Inc., Class A	1.9
KLA-Tencor Corp.	1.8
NetApp, Inc.	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2013)
Common Stocks	99.2
Consumer Discretionary	8.7
Financials	0.8
Health Care	1.0
Industrials	2.9
Information Technology	84.1
Telecommunication Services	1.7
Money Market Funds	0.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Wayne Collette, CFA

Rahul Narang

Semiannual Report 2013
3

Columbia Technology Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,069.00		1,017.55	7.49		7.30	1.46
Class B	1,000.00	1,000.00	1,065.80		1,013.84	11.32		11.03	2.21
Class C	1,000.00	1,000.00	1,065.60		1,013.84	11.32		11.03	2.21
Class R4	1,000.00	1,000.00	1,124.00	*	1,018.94	3.81	*	5.91	1.18	*
Class R5	1,000.00	1,000.00	1,124.00	*	1,019.49	3.46	*	5.36	1.07	*
Class Z	1,000.00	1,000.00	1,071.00		1,018.79	6.21		6.06	1.21

*For the period November 8, 2012 through February 28, 2013. Class R4 and Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Technology Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.3%

Issuer	Shares	Value ($)
Consumer Discretionary 8.6%
Internet & Catalog Retail 5.3%
Amazon.com, Inc.(a)	14,530	3,839,843
HomeAway, Inc.(a)	22,430	661,685
Netflix, Inc.(a)	4,370	821,909
priceline.com, Inc.(a)	1,612	1,108,379
TripAdvisor, Inc.(a)	19,245	874,878
Total		7,306,694
Media 3.3%
Charter Communications Operating LLC, Class A(a)	7,300	630,647
Comcast Corp., Class A	28,150	1,120,089
DISH Network Corp., Class A	25,800	897,840
Shutterstock, Inc.(a)	27,838	907,519
Walt Disney Co. (The)	18,780	1,025,200
Total		4,581,295
Total Consumer Discretionary		11,887,989
Health Care 1.0%
Health Care Providers & Services 0.3%
UnitedHealth Group, Inc.	6,590	352,236
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	23,740	984,735
Total Health Care		1,336,971
Industrials 2.9%
Machinery 0.9%
Proto Labs, Inc.(a)	19,334	898,837
Westport Innovations, Inc.(a)	11,770	340,624
Total		1,239,461
Professional Services 2.0%
Nielsen Holdings NV(a)	39,100	1,317,279
Verisk Analytics, Inc., Class A(a)	24,150	1,413,258
Total		2,730,537
Total Industrials		3,969,998
Information Technology 84.1%
Communications Equipment 10.7%
Alcatel-Lucent, ADR(a)	425,730	583,250
Aviat Networks, Inc.(a)	115,000	409,400
Cisco Systems, Inc.	108,320	2,258,472

Common Stocks (continued)

Issuer	Shares	Value ($)
F5 Networks, Inc.(a)	13,630	1,287,081
Finisar Corp.(a)	45,130	661,154
Juniper Networks, Inc.(a)	84,120	1,739,602
Motorola Solutions, Inc.	18,890	1,175,147
QUALCOMM, Inc.	62,720	4,116,313
Ruckus Wireless, Inc.(a)	26,077	557,005
Telefonaktiebolaget LM Ericsson, ADR	152,980	1,867,886
Total		14,655,310
Computers & Peripherals 6.9%
Apple, Inc.	8,610	3,800,454
EMC Corp.(a)	84,210	1,937,672
NetApp, Inc.(a)	69,676	2,357,139
SanDisk Corp.(a)	8,420	424,284
Seagate Technology PLC	29,000	932,640
Total		9,452,189
Electronic Equipment, Instruments & Components 2.6%
Amphenol Corp., Class A	20,150	1,427,829
Avnet, Inc.(a)	17,690	624,634
Power-One, Inc.(a)	71,260	303,568
Radisys Corp.(a)	258,370	1,082,570
Research Frontiers, Inc.(a)	35,298	115,777
Total		3,554,378
Internet Software & Services 12.5%
Akamai Technologies, Inc.(a)	15,120	558,835
Dealertrack Technologies, Inc.(a)	17,510	516,370
eBay, Inc.(a)	69,350	3,792,058
Equinix, Inc.(a)	7,310	1,546,431
Facebook, Inc., Class A(a)	14,680	400,030
Google, Inc., Class A(a)	6,210	4,975,452
LinkedIn Corp., Class A(a)	8,980	1,510,257
OpenTable, Inc.(a)	16,340	908,504
Rackspace Hosting, Inc.(a)	12,955	723,666
VeriSign, Inc.(a)	34,330	1,572,314
Yelp, Inc.(a)	32,280	716,293
Total		17,220,210
IT Services 10.5%
Accenture PLC, Class A	17,830	1,325,839
Alliance Data Systems Corp.(a)	8,970	1,423,449
Cognizant Technology Solutions Corp., Class A(a)	20,670	1,586,836

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Technology Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Computer Sciences Corp.	23,170	1,112,855
Fiserv, Inc.(a)	16,905	1,388,069
International Business Machines Corp.	8,280	1,662,872
Mastercard, Inc., Class A	1,350	699,057
ServiceSource International, Inc.(a)	65,037	411,034
Teradata Corp.(a)	22,410	1,301,125
Visa, Inc., Class A	16,470	2,612,801
Western Union Co. (The)	61,620	864,529
Total		14,388,466
Semiconductors & Semiconductor Equipment 21.3%
Altera Corp.	12,090	428,228
Applied Materials, Inc.	104,680	1,434,116
ARM Holdings PLC, ADR	35,720	1,554,534
ASML Holding NV	17,297	1,227,741
Avago Technologies Ltd.	54,830	1,876,283
Broadcom Corp., Class A	42,470	1,448,652
Fairchild Semiconductor International, Inc.(a)	46,670	665,514
Freescale Semiconductor Holdings I Ltd.(a)	42,736	659,416
Inphi Corp.(a)	42,402	409,603
KLA-Tencor Corp.	45,340	2,482,818
Lam Research Corp.(a)	36,580	1,547,334
Maxim Integrated Products, Inc.	65,849	2,053,172
Microchip Technology, Inc.	61,630	2,247,646
Micron Technology, Inc.(a)	123,090	1,032,725
NXP Semiconductor NV(a)	55,392	1,790,269
Power Integrations, Inc.	18,280	764,287
Samsung Electronics Co., Ltd., GDR	4,820	3,418,239
Silicon Laboratories, Inc.(a)	19,330	802,582
Skyworks Solutions, Inc.(a)	25,430	541,659
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	96,250	1,756,563
Xilinx, Inc.	27,880	1,039,088
Total		29,180,469
Software 19.6%
ANSYS, Inc.(a)	13,960	1,058,168
Aspen Technology, Inc.(a)	32,445	998,008
Autodesk, Inc.(a)	44,640	1,639,181
Check Point Software Technologies Ltd.(a)	38,270	2,009,558

Common Stocks (continued)

Issuer	Shares	Value ($)
Citrix Systems, Inc.(a)	27,580	1,955,422
ClickSoftware Technologies, Ltd.	93,273	769,502
Electronic Arts, Inc.(a)	72,340	1,268,120
Fortinet, Inc.(a)	15,707	379,795
Guidewire Software, Inc.(a)	15,770	576,394
Infoblox, Inc.(a)	54,246	1,144,048
Intuit, Inc.	26,320	1,697,114
Microsoft Corp.	30,160	838,448
Nuance Communications, Inc.(a)	32,310	594,827
Oracle Corp.	40,230	1,378,280
Proofpoint, Inc.(a)	73,323	1,025,056
PTC, Inc.(a)	27,700	640,978
Red Hat, Inc.(a)	13,355	678,568
Salesforce.com, Inc.(a)	18,440	3,120,417
Splunk, Inc.(a)	20,180	729,103
Symantec Corp.(a)	73,750	1,728,700
Synopsys, Inc.(a)	20,610	721,968
TIBCO Software, Inc.(a)	30,552	655,340
TiVo, Inc.(a)	53,300	660,387
VMware, Inc., Class A(a)	5,580	400,811
Workday, Inc., Class A(a)	5,499	304,040
Total		26,972,233
Total Information Technology		115,423,255
Telecommunication Services 1.7%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	19,710	917,106
Wireless Telecommunication Services 1.0%
SBA Communications Corp., Class A(a)	19,400	1,379,728
Total Telecommunication Services		2,296,834
Total Common Stocks (Cost: $123,685,212)		134,915,047
Exchange-Traded Funds 0.8%
Market Vectors Semiconductor ETF	32,010	1,124,191
Total Exchange-Traded Funds (Cost: $996,733)		1,124,191

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Technology Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Money Market Funds 0.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(b)(c)	1,040,142	1,040,142
Total Money Market Funds (Cost: $1,040,142)		1,040,142
Total Investments (Cost: $125,722,087)		137,079,380
Other Assets & Liabilities, Net		131,241
Net Assets		137,210,621

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,315,813	27,114,913	(28,390,584)	—	1,040,142	1,408	1,040,142

Abbreviation Legend

ADR American Depositary Receipt

GDR Global Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Technology Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Technology Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	11,887,989	—	—	11,887,989
Health Care	1,336,971	—	—	1,336,971
Industrials	3,969,998	—	—	3,969,998
Information Technology	112,005,016	3,418,239	—	115,423,255
Telecommunication Services	2,296,834	—	—	2,296,834
Exchange-Traded Funds	1,124,191	—	—	1,124,191
Total Equity Securities	132,620,999	3,418,239	—	136,039,238
Other
Money Market Funds	1,040,142	—	—	1,040,142
Total Other	1,040,142	—	—	1,040,142
Total	133,661,141	3,418,239	—	137,079,380

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Technology Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $124,681,945)	$136,039,238
Affiliated issuers (identified cost $1,040,142)	1,040,142
Total investments (identified cost $125,722,087)	137,079,380
Receivable for:
Investments sold	1,509,728
Capital shares sold	59,109
Dividends	93,881
Prepaid expenses	991
Trustees' deferred compensation plan	28,320
Total assets	138,771,409
Liabilities
Payable for:
Investments purchased	738,569
Capital shares purchased	707,956
Investment management fees	3,281
Distribution and/or service fees	831
Transfer agent fees	41,471
Compensation of board members	1,185
Chief compliance officer expenses	38
Other expenses	39,137
Trustees' deferred compensation plan	28,320
Total liabilities	1,560,788
Net assets applicable to outstanding capital stock	$137,210,621
Represented by
Paid-in capital	$148,885,381
Excess of distributions over net investment income	(890,692)
Accumulated net realized loss	(22,141,361)
Unrealized appreciation (depreciation) on:
Investments	11,357,293
Total — representing net assets applicable to outstanding capital stock	$137,210,621

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Technology Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$47,249,344
Shares outstanding	4,064,494
Net asset value per share	$11.62
Maximum offering price per share(a)	$12.33
Class B
Net assets	$3,297,902
Shares outstanding	303,755
Net asset value per share	$10.86
Class C
Net assets	$15,170,356
Shares outstanding	1,394,794
Net asset value per share	$10.88
Class R4(b)
Net assets	$2,809
Shares outstanding	233
Net asset value per share	$12.06
Class R5(b)
Net assets	$2,810
Shares outstanding	233
Net asset value per share	$12.06
Class Z
Net assets	$71,487,400
Shares outstanding	5,999,041
Net asset value per share	$11.92

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Technology Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$865,547
Dividends — affiliated issuers	1,408
Income from securities lending — net	32,805
Foreign taxes withheld	(3,011)
Total income	896,749
Expenses:
Investment management fees	583,189
Distribution and/or service fees
Class A	58,776
Class B	17,192
Class C	75,469
Transfer agent fees
Class A	49,924
Class B	3,656
Class C	15,999
Class R4(a)	1
Class Z	72,568
Compensation of board members	11,262
Custodian fees	4,915
Printing and postage fees	44,631
Registration fees	42,207
Professional fees	10,739
Chief compliance officer expenses	68
Other	4,992
Total expenses	995,588
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(31,538)
Total net expenses	964,050
Net investment loss	(67,301)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,506,534
Foreign currency translations	(822)
Net realized gain	1,505,712
Net change in unrealized appreciation (depreciation) on:
Investments	7,425,565
Net change in unrealized appreciation (depreciation)	7,425,565
Net realized and unrealized gain	8,931,277
Net increase in net assets resulting from operations	$8,863,976

(a) For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Technology Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations
Net investment loss	$(67,301)	$(1,471,599)
Net realized gain	1,505,712	14,898,642
Net change in unrealized appreciation (depreciation)	7,425,565	(5,811,501)
Net increase in net assets resulting from operations	8,863,976	7,615,542
Increase (decrease) in net assets from capital stock activity	(13,292,528)	(89,992,780)
Total decrease in net assets	(4,428,552)	(82,377,238)
Net assets at beginning of period	141,639,173	224,016,411
Net assets at end of period	$137,210,621	$141,639,173
Excess of distributions over net investment income	$(890,692)	$(823,391)

The accompanying Notes to Financial Statements are an integral part of this statement.

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13

Columbia Technology Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a) (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	356,401	3,967,839	1,041,246	10,906,732
Redemptions	(944,953)	(10,343,590)	(2,734,416)	(27,798,153)
Net decrease	(588,552)	(6,375,751)	(1,693,170)	(16,891,421)
Class B shares
Subscriptions	1	10	4,175	40,516
Redemptions(b)	(68,085)	(701,400)	(207,822)	(2,014,957)
Net decrease	(68,084)	(701,390)	(203,647)	(1,974,441)
Class C shares
Subscriptions	63,978	677,393	130,085	1,270,966
Redemptions	(219,418)	(2,284,597)	(678,344)	(6,529,928)
Net decrease	(155,440)	(1,607,204)	(548,259)	(5,258,962)
Class R4 shares
Subscriptions	233	2,500	—	—
Net increase	233	2,500	—	—
Class R5 shares
Subscriptions	233	2,500	—	—
Net increase	233	2,500	—	—
Class Z shares
Subscriptions	658,793	7,563,572	1,623,372	17,195,488
Redemptions	(1,081,568)	(12,176,755)	(7,901,761)	(83,063,444)
Net decrease	(422,775)	(4,613,183)	(6,278,389)	(65,867,956)
Total net decrease	(1,234,385)	(13,292,528)	(8,723,465)	(89,992,780)

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Technology Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.87		$10.25		$8.75		$7.58		$9.72		$11.62
Income from investment operations:
Net investment loss	(0.01)		(0.08)		(0.11)		(0.09)		(0.05)		(0.07)
Net realized and unrealized gain (loss)	0.76		0.70		1.61		1.26		(2.09)		(1.22)
Total from investment operations	0.75		0.62		1.50		1.17		(2.14)		(1.29)
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(0.61)
Total distributions to shareholders	—		—		—		—		—		(0.61)
Net asset value, end of period	$11.62		$10.87		$10.25		$8.75		$7.58		$9.72
Total return	6.90%		6.05%		17.14%		15.44%		(22.02%)		(12.13%)
Ratios to average net assets(a)(b)
Total gross expenses	1.51	%(c)	1.39%		1.46	%(d)	1.47	%(d)	1.53%		1.36%
Total net expenses(e)	1.46	%(c)	1.39	%(f)	1.43	%(d)	1.45	%(d)(f)	1.46	%(f)	1.36	%(f)
Net investment loss	(0.12	%)(c)	(0.80%)		(1.01%)		(1.10%)		(0.80%)		(0.69%)
Supplemental data
Net assets, end of period (in thousands)	$47,249		$50,574		$65,071		$71,989		$81,321		$137,181
Portfolio turnover	70%		220%		263%		189%		284%		263%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Technology Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.19		$9.68		$8.33		$7.26		$9.39		$11.25
Income from investment operations:
Net investment loss	(0.04)		(0.15)		(0.19)		(0.15)		(0.10)		(0.15)
Net realized and unrealized gain (loss)	0.71		0.66		1.54		1.22		(2.03)		(1.19)
Total from investment operations	0.67		0.51		1.35		1.07		(2.13)		(1.34)
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(0.52)
Total distributions to shareholders	—		—		—		—		—		(0.52)
Net asset value, end of period	$10.86		$10.19		$9.68		$8.33		$7.26		$9.39
Total return	6.58%		5.27%		16.21%		14.74%		(22.68%)		(12.80%)
Ratios to average net assets(a)(b)
Total gross expenses	2.26	%(c)	2.15%		2.21	%(d)	2.22	%(d)	2.28%		2.11%
Total net expenses(e)	2.21	%(c)	2.15	%(f)	2.19	%(d)	2.20	%(d)(f)	2.21	%(f)	2.11	%(f)
Net investment loss	(0.87	%)(c)	(1.56%)		(1.77%)		(1.85%)		(1.55%)		(1.43%)
Supplemental data
Net assets, end of period (in thousands)	$3,298		$3,788		$5,573		$6,478		$6,562		$10,812
Portfolio turnover	70%		220%		263%		189%		284%		263%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Technology Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.21		$9.70		$8.35		$7.27		$9.41		$11.27
Income from investment operations:
Net investment loss	(0.04)		(0.15)		(0.19)		(0.15)		(0.10)		(0.15)
Net realized and unrealized gain (loss)	0.71		0.66		1.54		1.23		(2.04)		(1.19)
Total from investment operations	0.67		0.51		1.35		1.08		(2.14)		(1.34)
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(0.52)
Total distributions to shareholders	—		—		—		—		—		(0.52)
Net asset value, end of period	$10.88		$10.21		$9.70		$8.35		$7.27		$9.41
Total return	6.56%		5.26%		16.17%		14.86%		(22.74%)		(12.78%)
Ratios to average net assets(a)(b)
Total gross expenses	2.26	%(c)	2.17%		2.22	%(d)	2.22	%(d)	2.28%		2.11%
Total net expenses(e)	2.21	%(c)	2.17	%(f)	2.20	%(d)	2.20	%(d)(f)	2.21	%(f)	2.11	%(f)
Net investment loss	(0.87	%)(c)	(1.57%)		(1.79%)		(1.85%)		(1.55%)		(1.45%)
Supplemental data
Net assets, end of period (in thousands)	$15,170		$15,821		$20,360		$20,941		$24,410		$44,466
Portfolio turnover	70%		220%		263%		189%		284%		263%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Technology Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.73
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	1.31
Total from investment operations	1.33
Net asset value, end of period	$12.06
Total return	12.40%
Ratios to average net assets(b)
Total gross expenses	1.18	%(c)
Total net expenses(d)	1.18	%(c)
Net investment income	0.61	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	70%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Technology Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.73
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain	1.30
Total from investment operations	1.33
Net asset value, end of period	$12.06
Total return	12.40%
Ratios to average net assets(b)
Total gross expenses	1.07	%(c)
Total net expenses(d)	1.07	%(c)
Net investment income	0.72	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	70%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Technology Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.13		$10.47		$8.92		$7.70		$9.86		$11.78
Income from investment operations:
Net investment income (loss)	0.01		(0.07)		(0.09)		(0.07)		(0.04)		(0.05)
Net realized and unrealized gain (loss)	0.78		0.73		1.64		1.29		(2.12)		(1.23)
Total from investment operations	0.79		0.66		1.55		1.22		(2.16)		(1.28)
Less distributions to shareholders:
Net realized gains	—		—		—		—		—		(0.64)
Total distributions to shareholders	—		—		—		—		—		(0.64)
Net asset value, end of period	$11.92		$11.13		$10.47		$8.92		$7.70		$9.86
Total return	7.10%		6.30%		17.38%		15.84%		(21.91%)		(11.93%)
Ratios to average net assets(a)(b)
Total gross expenses	1.26	%(c)	1.19%		1.22	%(d)	1.22	%(d)	1.28%		1.11%
Total net expenses(e)	1.21	%(c)	1.19	%(f)	1.20	%(d)	1.20	%(d)(f)	1.21	%(f)	1.11	%(f)
Net investment income (loss)	0.12	%(c)	(0.62%)		(0.79%)		(0.85%)		(0.54%)		(0.45%)
Supplemental data
Net assets, end of period (in thousands)	$71,487		$71,456		$133,011		$151,924		$155,332		$208,883
Portfolio turnover	70%		220%		263%		189%		284%		263%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Technology Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

During the period, Columbia Technology Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), was a diversified fund (See Note 11 for discussion of the change in its classification after the end of the period). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

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Columbia Technology Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

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Columbia Technology Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.77% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.87% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Investment Manager does not receive a fee for its services under the Administrative Services Agreement.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

Semiannual Report 2013
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Columbia Technology Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class R4	0.16
Class R5	0.05
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were

$25,748 for Class A, $1,369 for Class B and $322 for Class C shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective January 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.51%
Class B	2.26
Class C	2.26
Class R4	1.26
Class R5	1.18
Class Z	1.26

Prior to January 1, 2013, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class R4	1.20
Class R5	1.12
Class Z	1.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is

Semiannual Report 2013
24

Columbia Technology Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $125,722,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$14,885,000
Unrealized depreciation	(3,528,000)
Net unrealized appreciation	$11,357,000

The following capital loss carryforward, determined as of August 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$23,069,754

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $797,935 at August 31, 2012 as arising on September 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $93,307,451 and $105,658,040, respectively, for the six months ended February 28, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 28, 2013, one unaffiliated shareholder account owned 20.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed

Semiannual Report 2013
25

Columbia Technology Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 10. Significant Risks

Technology and Technology-related Investment Risk

At February 28, 2013, the Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

At an adjourned Joint Special Meeting of Shareholders held on April 10, 2013, shareholders of the Fund approved proposals to: (i) change the Fund's fundamental policy regarding concentration to provide that the Fund will, under normal market conditions, invest at least 25% of its total assets in securities of companies in the technology and related group of industries; and (ii) change the classification of the Fund from a "diversified" fund to a "non-diversified" fund.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
26

Columbia Technology Fund

Shareholder Meeting Results

(Unaudited)

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the "Meeting"), shareholders of the Fund considered two proposals. The first proposal was a change to the Fund's policy regarding concentration to provide that the Fund will, under normal market conditions, invest at least 25% of its total assets in securities of companies in the technology and related group of industries. The second proposal was the reclassification of the Fund from a "diversified fund" to a "non-diversified fund," as such terms are defined in the Investment Company Act of 1940, as amended. The proposals were approved at an adjourned meeting held on April 10, 2013. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total dollar interest in the Fund as of the record date for the Meeting.

Proposal 1. Proposal to change the Fund's concentration policy

Votes For	Votes Against	Abstentions	Broker Non-Votes
5,631,078	198,240	394,779	0

Proposal 2. Proposal to reclassify the Fund from a "diversified fund" to a "non-diversified fund"

Votes For	Votes Against	Abstentions	Broker Non-Votes
5,529,807	300,342	393,949	0

Semiannual Report 2013
27

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Semiannual Report 2013
28

Columbia Technology Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Technology Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR234_08_C01_(04/13)

Semiannual Report

February 28, 2013

Columbia Balanced Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Balanced Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Balanced Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	29
Statement of Operations	31
Statement of Changes in Net Assets	32
Financial Highlights	35
Notes to Financial Statements	44
Important Information About This Report	53

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Balanced Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Balanced Fund (the Fund) Class A shares returned 7.62% excluding sales charges for the six months ended February 28, 2013.

>  The Fund's benchmarks, the S&P 500 Index and the Barclays U.S. Aggregate Bond Index, returned 0.15% and 8.95%, respectively, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		7.62	11.10	6.87	8.09
Including sales charges		1.44	4.70	5.61	7.45
Class B	11/01/02
Excluding sales charges		7.20	10.26	6.06	7.27
Including sales charges		2.20	5.26	5.74	7.27
Class C*	10/13/03
Excluding sales charges		7.20	10.26	6.06	7.29
Including sales charges		6.20	9.26	6.06	7.29
Class K* (formerly Class R4)	03/07/11	7.68	11.19	6.89	8.13
Class R*	09/27/10	7.53	10.83	6.59	7.83
Class R4*	11/08/12	7.78	11.40	7.12	8.38
Class R5*	03/07/11	7.85	11.51	7.16	8.40
Class Y*	11/08/12	7.81	11.43	7.13	8.38
Class Z	10/01/91	7.77	11.38	7.12	8.38
S&P 500 Index		0.15	3.12	5.52	5.01
Barclays U.S. Aggregate Bond Index		8.95	13.46	4.94	8.24

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2013

Columbia Balanced Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at February 28, 2013)
Asset-Backed Securities — Non-Agency	0.7
Commercial Mortgage-Backed Securities — Agency	3.0
Commercial Mortgage-Backed Securities — Non-Agency	1.5
Common Stocks	60.3
Consumer Discretionary	6.8
Consumer Staples	6.4
Energy	6.1
Financials	10.9
Health Care	8.5
Industrials	6.8
Information Technology	12.9
Materials	1.2
Telecommunication Services	0.7
Corporate Bonds & Notes	10.2
Consumer Discretionary	0.5
Consumer Staples	0.6
Energy	1.1
Financials	3.2
Health Care	0.5
Industrials	0.6
Materials	0.6
Telecommunication Services	1.9
Utilities	1.2
Foreign Government Obligations	0.5
Inflation-Indexed Bonds	0.6
Money Market Funds	7.8
Municipal Bonds	0.1
Residential Mortgage-Backed Securities — Agency	10.4
Residential Mortgage-Backed Securities — Non-Agency	0.3
Senior Loans	0.1
U.S. Treasury Obligations	4.5
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Leonard Aplet, CFA

Brian Lavin, CFA

Gregory Liechty

Guy Pope, CFA

Ronald Stahl

Semiannual Report 2013

Columbia Balanced Fund

Portfolio Overview (continued)

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Federal Home Loan Mortgage Corp. 3.500% 03/01/2043	2.2
Johnson & Johnson	2.1
Apple, Inc.	1.9
Google, Inc., Class A	1.8
Berkshire Hathaway, Inc., Class B	1.8
JPMorgan Chase & Co.	1.8
Chevron Corp.	1.7
U.S. Treasury Bond 3.875% 08/15/2040	1.6
Philip Morris International, Inc.	1.6
Procter & Gamble Co. (The)	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Semiannual Report 2013

Columbia Balanced Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,076.20		1,019.19	5.82		5.66	1.13
Class B	1,000.00	1,000.00	1,072.00		1,015.52	9.61		9.35	1.87
Class C	1,000.00	1,000.00	1,072.00		1,015.47	9.66		9.39	1.88
Class K	1,000.00	1,000.00	1,076.80		1,019.84	5.15		5.01	1.00
Class R	1,000.00	1,000.00	1,075.30		1,017.90	7.15		6.95	1.39
Class R4	1,000.00	1,000.00	1,079.00	*	1,020.53	2.72	*	4.31	0.86	*
Class R5	1,000.00	1,000.00	1,078.50		1,020.98	3.97		3.86	0.77
Class Y	1,000.00	1,000.00	1,079.30	*	1,021.22	2.28	*	3.61	0.72	*
Class Z	1,000.00	1,000.00	1,077.70		1,020.43	4.53		4.41	0.88

*For the period November 8, 2012 through February 28, 2013. Class R4 shares and Class Y shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.19% for Class A, 1.94% for Class B, 1.94% for Class C, 1.11% for Class K, 1.44% for Class R, 0.94% for Class R4, 0.86% for Class R5, 0.81% for Class Y and 0.94% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective January 1, 2013. If this change had been in place for the entire six month period ended February 28, 2013, the actual expenses paid would have been $6.13 for Class A, $9.97 for Class B, $9.97 for Class C, $5.72 for Class K, $7.41 for Class R, $2.97 for Class R4, $4.43 for Class R5, $2.56 for Class Y and $4.84 for Class Z; the hypothetical expenses paid would have been $5.96 for Class A, $9.69 for Class B, $9.69 for Class C, $5.56 for Class K, $7.20 for Class R, $4.71 for Class R4, $4.31 for Class R5, $4.06 for Class Y and $4.71 for Class Z.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 64.2%

Issuer	Shares	Value ($)
Consumer Discretionary 7.3%
Auto Components 0.4%
Delphi Automotive PLC(a)	126,555	5,296,327
Automobiles 0.5%
General Motors Co.(a)	273,514	7,425,905
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	127,878	12,263,500
Wynn Resorts Ltd.	87,991	10,286,148
Total		22,549,648
Media 2.9%
Comcast Corp., Class A	133,996	5,331,701
DIRECTV(a)	195,322	9,408,661
Discovery Communications, Inc., Class A(a)	135,875	9,963,714
Viacom, Inc., Class B	258,818	15,130,500
Total		39,834,576
Specialty Retail 1.2%
Lowe's Companies, Inc.	247,612	9,446,398
Tiffany & Co.	105,370	7,076,649
Total		16,523,047
Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	145,570	7,927,742
Total Consumer Discretionary		99,557,245
Consumer Staples 6.9%
Beverages 2.0%
Diageo PLC, ADR	73,494	8,797,967
PepsiCo, Inc.	243,988	18,486,971
Total		27,284,938
Food & Staples Retailing 1.4%
CVS Caremark Corp.	234,980	12,012,178
Walgreen Co.	182,294	7,463,116
Total		19,475,294
Food Products 0.4%
Mondelez International, Inc., Class A	191,991	5,308,551
Household Products 1.5%
Procter & Gamble Co. (The)	266,924	20,334,270
Tobacco 1.6%
Philip Morris International, Inc.	230,959	21,190,488
Total Consumer Staples		93,593,541

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 6.5%
Energy Equipment & Services 1.1%
Halliburton Co.	368,920	15,313,869
Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	48,160	3,832,573
Apache Corp.	110,108	8,177,721
Chevron Corp.	195,541	22,907,628
ConocoPhillips	169,654	9,831,450
Exxon Mobil Corp.	223,522	20,016,395
Noble Energy, Inc.	74,294	8,234,004
Total		72,999,771
Total Energy		88,313,640
Financials 11.6%
Capital Markets 3.5%
BlackRock, Inc.	63,366	15,191,998
Goldman Sachs Group, Inc. (The)	50,086	7,500,879
Invesco Ltd.	334,585	8,963,532
Morgan Stanley	254,089	5,729,707
State Street Corp.	184,350	10,432,367
Total		47,818,483
Commercial Banks 1.0%
Wells Fargo & Co.	416,206	14,600,507
Diversified Financial Services 4.1%
Bank of America Corp.	1,160,485	13,032,247
Citigroup, Inc.	452,457	18,989,620
JPMorgan Chase & Co.	484,753	23,714,117
Total		55,735,984
Insurance 3.0%
Aon PLC	280,017	17,106,238
Berkshire Hathaway, Inc., Class B(a)	233,230	23,826,777
Total		40,933,015
Total Financials		159,087,989
Health Care 9.1%
Biotechnology 0.9%
Celgene Corp.(a)	85,951	8,868,424
Vertex Pharmaceuticals, Inc.(a)	68,700	3,216,534
Total		12,084,958

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	333,215	11,259,335
Baxter International, Inc.	144,438	9,764,009
Covidien PLC	152,688	9,706,376
Total		30,729,720
Health Care Providers & Services 2.3%
Cardinal Health, Inc.	124,451	5,750,880
CIGNA Corp.	182,904	10,692,568
Express Scripts Holding Co.(a)	260,909	14,848,331
Total		31,291,779
Pharmaceuticals 3.7%
Johnson & Johnson	373,180	28,402,730
Pfizer, Inc.	650,495	17,804,048
Salix Pharmaceuticals Ltd.(a)	84,780	4,141,503
Total		50,348,281
Total Health Care		124,454,738
Industrials 7.2%
Aerospace & Defense 1.5%
Honeywell International, Inc.	161,623	11,329,772
United Technologies Corp.	105,984	9,596,851
Total		20,926,623
Air Freight & Logistics 0.9%
FedEx Corp.	122,357	12,900,098
Commercial Services & Supplies 0.6%
Tyco International Ltd.	253,091	8,101,443
Electrical Equipment 0.6%
Eaton Corp. PLC	128,846	7,984,587
Industrial Conglomerates 1.2%
General Electric Co.	710,040	16,487,129
Machinery 0.8%
Caterpillar, Inc.	114,175	10,546,345
Professional Services 1.0%
Nielsen Holdings NV(a)	427,037	14,386,876
Road & Rail 0.6%
Union Pacific Corp.	55,460	7,604,121
Total Industrials		98,937,222

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 13.6%
Communications Equipment 1.4%
F5 Networks, Inc.(a)	59,600	5,628,028
QUALCOMM, Inc.	210,954	13,844,911
Total		19,472,939
Computers & Peripherals 4.1%
Apple, Inc.	58,450	25,799,830
EMC Corp.(a)	678,525	15,612,860
Hewlett-Packard Co.	736,091	14,824,873
Total		56,237,563
Internet Software & Services 3.0%
eBay, Inc.(a)	274,861	15,029,399
Facebook, Inc., Class A(a)	62,923	1,714,652
Google, Inc., Class A(a)	30,799	24,676,159
Total		41,420,210
IT Services 2.3%
International Business Machines Corp.	88,590	17,791,529
Mastercard, Inc., Class A	26,307	13,622,291
Total		31,413,820
Semiconductors & Semiconductor Equipment 0.5%
Skyworks Solutions, Inc.(a)	278,903	5,940,634
Software 2.3%
Activision Blizzard, Inc.	335,725	4,800,868
Citrix Systems, Inc.(a)	85,028	6,028,485
Electronic Arts, Inc.(a)	386,162	6,769,420
Microsoft Corp.	497,789	13,838,534
Total		31,437,307
Total Information Technology		185,922,473
Materials 1.3%
Chemicals 0.9%
Celanese Corp., Class A	130,125	6,096,356
Dow Chemical Co. (The)	222,457	7,056,336
Total		13,152,692
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	156,568	4,997,651
Total Materials		18,150,343

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 0.7%
Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.(a)	707,853	4,105,547
Vodafone Group PLC, ADR	235,161	5,911,948
Total		10,017,495
Total Telecommunication Services		10,017,495
Total Common Stocks (Cost: $674,690,717)		878,034,686

Corporate Bonds & Notes 10.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
ADS Tactical, Inc. Senior Secured(b) 04/01/18	11.000%	104,000	105,300
B/E Aerospace, Inc. Senior Unsecured 04/01/22	5.250%	89,000	92,338
Bombardier, Inc. Senior Notes(b) 01/15/23	6.125%	81,000	82,924
Huntington Ingalls Industries, Inc. 03/15/18	6.875%	104,000	113,295
03/15/21	7.125%	27,000	29,430
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%	223,000	246,136
L-3 Communications Corp. 02/15/21	4.950%	1,050,000	1,176,575
TransDigm, Inc.(b) 10/15/20	5.500%	37,000	38,480
Total			1,884,478
Automotive 0.2%
Allison Transmission, Inc.(b) 05/15/19	7.125%	64,000	68,480
American Axle & Manufacturing, Inc. 03/15/21	6.250%	43,000	43,376
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/19	8.000%	80,000	87,700
06/15/21	8.250%	12,000	13,290

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dana Holding Corp. Senior Unsecured 02/15/19	6.500%	25,000	26,844
Delphi Corp. 05/15/19	5.875%	35,000	37,450
Ford Motor Credit Co. LLC Senior Unsecured 01/16/18	2.375%	1,475,000	1,464,439
Jaguar Land Rover Automotive PLC(b) 02/01/23	5.625%	59,000	60,327
Lear Corp. 03/15/18	7.875%	67,000	72,779
Lear Corp.(b) 01/15/23	4.750%	19,000	18,525
Schaeffler Finance BV Senior Secured(b) 02/15/19	8.500%	45,000	51,075
Visteon Corp. 04/15/19	6.750%	159,000	169,335
Total			2,113,620
Banking 1.9%
Ally Financial, Inc. 02/15/17	5.500%	54,000	58,545
03/15/20	8.000%	316,000	387,890
BB&T Corp. Senior Unsecured(c) 04/28/14	1.001%	1,500,000	1,508,544
Bank of America Corp. Senior Unsecured 01/05/21	5.875%	840,000	997,888
Bear Stearns Companies LLC (The) Senior Unsecured 02/01/18	7.250%	2,300,000	2,867,339
Capital One Financial Corp. Senior Unsecured 06/01/15	5.500%	1,011,000	1,107,015
Citigroup, Inc. Senior Unsecured 05/15/18	6.125%	1,660,000	1,986,037
Goldman Sachs Group, Inc. (The) Senior Unsecured 01/18/18	5.950%	1,750,000	2,046,828
HSBC Holdings PLC Senior Unsecured 04/05/21	5.100%	1,500,000	1,747,044
ING Bank NV Senior Unsecured(b)(c) 09/25/15	1.950%	1,575,000	1,600,770

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KeyCorp Senior Unsecured 03/24/21	5.100%	1,200,000	1,395,100
Lloyds TSB Bank PLC Bank Guaranteed 01/21/21	6.375%	1,125,000	1,394,223
Merrill Lynch & Co., Inc. Senior Unsecured 04/25/18	6.875%	1,405,000	1,703,274
Morgan Stanley 04/01/18	6.625%	1,425,000	1,695,726
PNC Financial Services Group, Inc. Senior Unsecured(c) 11/09/22	2.854%	1,420,000	1,412,203
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	113,000	127,690
U.S. Bank Subordinated Notes(c) 04/29/20	3.778%	1,800,000	1,910,324
Wells Fargo & Co. Subordinated Notes 02/13/23	3.450%	1,750,000	1,772,360
Total			25,718,800
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	64,000	66,720
Nuveen Investments, Inc.(b) Senior Unsecured 10/15/17	9.125%	16,000	16,080
10/15/20	9.500%	91,000	92,365
Total			175,165
Building Materials —%
Gibraltar Industries, Inc.(b) 02/01/21	6.250%	19,000	20,069
HD Supply, Inc.(b) 01/15/21	10.500%	53,000	54,722
Secured 04/15/20	11.000%	33,000	39,765
Senior Unsecured 07/15/20	7.500%	67,000	67,084
Norcraft Companies LP/Finance Corp. Secured 12/15/15	10.500%	71,000	74,550

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nortek, Inc. 12/01/18	10.000%	10,000	11,138
04/15/21	8.500%	55,000	60,637
Total			327,965
Chemicals 0.3%
Ashland, Inc.(b) 08/15/22	4.750%	31,000	31,543
Senior Unsecured 04/15/18	3.875%	64,000	64,960
Celanese U.S. Holdings LLC 06/15/21	5.875%	69,000	75,383
11/15/22	4.625%	20,000	20,075
Dow Chemical Co. (The) Senior Unsecured 11/01/29	7.375%	778,000	1,031,778
Dupont Performance Coatings, Inc.(b) 05/01/21	7.375%	77,000	79,772
Eastman Chemical Co. Senior Unsecured 06/01/17	2.400%	1,150,000	1,198,026
Huntsman International LLC 11/15/20	4.875%	29,000	28,710
03/15/21	8.625%	8,000	9,040
JM Huber Corp. Senior Notes(b) 11/01/19	9.875%	80,000	90,400
Koppers, Inc. 12/01/19	7.875%	14,000	15,400
LyondellBasell Industries NV Senior Unsecured 11/15/21	6.000%	220,000	258,500
04/15/24	5.750%	201,000	233,662
MacDermid, Inc.(b) 04/15/17	9.500%	96,000	99,720
Momentive Performance Materials, Inc. Senior Secured 10/15/20	8.875%	89,000	91,447
Nova Chemicals Corp. Senior Unsecured 11/01/19	8.625%	57,000	64,695
PQ Corp. Secured(b) 05/01/18	8.750%	200,000	211,750
Total			3,604,861

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
CNH Capital LLC 11/01/16	6.250%	102,000	112,710
Case New Holland, Inc. 12/01/17	7.875%	115,000	134,981
Caterpillar Financial Services Corp. Senior Unsecured 06/01/22	2.850%	1,205,000	1,228,777
Columbus McKinnon Corp. 02/01/19	7.875%	87,000	93,743
H&E Equipment Services, Inc.(b) 09/01/22	7.000%	9,000	9,855
Neff Rental LLC/Finance Corp. Secured(b) 05/15/16	9.625%	84,000	87,570
United Rentals North America, Inc. 12/15/19	9.250%	33,000	37,620
05/15/20	7.375%	45,000	49,275
04/15/22	7.625%	114,000	126,255
Secured 07/15/18	5.750%	55,000	59,194
Total			1,939,980
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured(b) 07/01/18	13.125%	81,000	89,910
Monitronics International, Inc. 04/01/20	9.125%	37,000	38,758
Vivint, Inc.(b) Senior Secured 12/01/19	6.375%	231,000	225,225
Senior Unsecured 12/01/20	8.750%	64,000	63,200
Total			417,093
Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured PIK(b) 11/01/17	7.750%	36,000	37,350
Clorox Co. (The) Senior Unsecured 09/15/22	3.050%	775,000	780,133
Libbey Glass, Inc. Senior Secured 05/15/20	6.875%	30,000	32,175
Revlon Consumer Products Corp.(b) 02/15/21	5.750%	94,000	93,647

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Serta Simmons Holdings LLC Senior Unsecured(b) 10/01/20	8.125%	92,000	93,955
Spectrum Brands Escrow Corp.(b) 11/15/20	6.375%	56,000	59,570
11/15/22	6.625%	29,000	31,248
Spectrum Brands, Inc.(b) 03/15/20	6.750%	96,000	103,440
Tempur-Pedic International, Inc.(b) 12/15/20	6.875%	10,000	10,550
Total			1,242,068
Diversified Manufacturing 0.1%
Amsted Industries, Inc. Senior Notes(b) 03/15/18	8.125%	89,000	95,675
Apex Tool Group LLC(b) 02/01/21	7.000%	19,000	19,570
Silver II Borrower/US Holdings LLC(b) 12/15/20	7.750%	58,000	60,320
Tomkins LLC/Inc. Secured 10/01/18	9.000%	49,000	54,757
Unifrax I LLC/Holding Co.(b) 02/15/19	7.500%	39,000	39,634
United Technologies Corp. Senior Unsecured 06/01/22	3.100%	950,000	993,701
Total			1,263,657
Electric 0.8%
Arizona Public Service Co. Senior Unsecured 04/01/42	4.500%	925,000	979,675
Calpine Corp. Senior Secured(b) 02/15/21	7.500%	79,000	85,518
Commonwealth Edison Co. 1st Mortgage 09/15/17	6.150%	775,000	937,776
DTE Energy Co. Senior Unsecured 04/15/33	6.375%	340,000	425,946
Dominion Resources, Inc. Senior Unsecured 08/15/19	5.200%	825,000	983,762
FirstEnergy Corp. Senior Unsecured(d) 03/15/23	4.250%	1,605,000	1,603,812

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GenOn Energy, Inc. Senior Unsecured 10/15/18	9.500%	36,000	42,840
Indiana Michigan Power Co. Senior Unsecured 03/15/37	6.050%	700,000	852,702
Nevada Power Co. 08/01/18	6.500%	970,000	1,212,215
Pacific Gas & Electric Co. Senior Unsecured 03/01/37	5.800%	1,075,000	1,331,925
Progress Energy, Inc. Senior Unsecured 03/01/31	7.750%	1,080,000	1,491,904
TransAlta Corp. Senior Unsecured 01/15/15	4.750%	900,000	952,831
Total			10,900,906
Entertainment —%
AMC Entertainment, Inc. 06/01/19	8.750%	77,000	84,411
12/01/20	9.750%	6,000	6,915
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.(b)(d) 03/15/21	5.250%	48,000	48,000
Cinemark USA, Inc.(b) 12/15/22	5.125%	28,000	28,140
Regal Entertainment Group Senior Unsecured 02/01/25	5.750%	18,000	17,640
Total			185,106
Environmental —%
Clean Harbors, Inc. 08/01/20	5.250%	71,000	73,130
Clean Harbors, Inc.(b) 06/01/21	5.125%	49,000	49,858
Total			122,988
Food and Beverage 0.5%
ARAMARK Corp. Senior Notes(b)(d) 03/15/20	5.750%	50,000	51,000
Anheuser-Busch InBev Worldwide, Inc.(c) 07/14/14	0.665%	1,450,000	1,456,622
Bacardi Ltd.(b) 04/01/14	7.450%	95,000	101,748

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConAgra Foods, Inc. Senior Unsecured 09/15/22	3.250%	1,200,000	1,210,986
Cott Beverages, Inc. 09/01/18	8.125%	9,000	9,877
General Mills, Inc. Senior Unsecured 12/15/21	3.150%	1,300,000	1,362,694
Kraft Foods Group, Inc. Senior Unsecured 06/06/22	3.500%	1,050,000	1,099,208
SABMiller Holdings, Inc.(b) 01/15/22	3.750%	1,065,000	1,138,013
Total			6,430,148
Gaming —%
Caesars Entertainment Operating Co., Inc. Senior Secured 02/15/20	8.500%	75,000	73,125
MGM Resorts International 03/01/18	11.375%	63,000	79,222
12/15/21	6.625%	37,000	38,295
MGM Resorts International(b) 10/01/20	6.750%	8,000	8,380
ROC Finance LLC/Corp. Secured(b) 09/01/18	12.125%	114,000	132,240
Seminole Indian Tribe of Florida(b) Secured 10/01/17	7.750%	65,000	70,444
Senior Secured 10/01/20	6.535%	51,000	55,838
Seneca Gaming Corp.(b) 12/01/18	8.250%	80,000	84,700
Tunica-Biloxi Gaming Authority Senior Unsecured(b) 11/15/15	9.000%	25,000	22,125
Total			564,369
Gas Distributors 0.1%
Sempra Energy Senior Unsecured 10/01/22	2.875%	785,000	782,838
Gas Pipelines 0.5%
Access Midstream Partners LP/Finance Corp. 05/15/23	4.875%	98,000	97,020
El Paso LLC 09/15/20	6.500%	176,000	194,040
01/15/32	7.750%	52,000	58,647

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
El Paso Pipeline Partners Operating Co. LLC 11/15/40	7.500%	760,000	1,006,992
Enterprise Products Operating LLC 02/01/41	5.950%	750,000	878,216
Hiland Partners LP/Finance Corp.(b) 10/01/20	7.250%	176,000	190,080
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	74,000	79,180
02/15/23	5.500%	89,000	93,450
NiSource Finance Corp. 09/15/20	5.450%	1,100,000	1,289,439
Regency Energy Partners LP/Corp. 04/15/23	5.500%	115,000	121,325
Regency Energy Partners LP/Finance Corp. 07/15/21	6.500%	97,000	105,973
Sabine Pass Liquefaction LLC Senior Secured(b) 02/01/21	5.625%	69,000	71,243
Southern Natural Gas Co. LLC Senior Unsecured(b) 04/01/17	5.900%	916,000	1,070,592
TransCanada PipeLines Ltd.(c) 05/15/67	6.350%	245,000	261,537
Williams Partners LP/Finance Corp. Senior Unsecured 02/01/17	7.250%	815,000	983,418
Total			6,501,152
Health Care 0.4%
American Renal Associates Holdings, Inc. Senior Unsecured PIK 03/01/16	9.750%	11,649	12,246
Amsurg Corp.(b) 11/30/20	5.625%	29,000	30,450
Biomet, Inc.(b) 08/01/20	6.500%	123,000	130,072
CHS/Community Health Systems, Inc. 11/15/19	8.000%	105,000	115,894
07/15/20	7.125%	14,000	15,085
Senior Secured 08/15/18	5.125%	98,000	103,022
Cardinal Health, Inc. Senior Unsecured 12/15/20	4.625%	875,000	991,896
ConvaTec Healthcare E SA Senior Unsecured(b) 12/15/18	10.500%	115,000	127,506

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	74,000	77,145
Emdeon, Inc. 12/31/19	11.000%	84,000	97,020
Express Scripts Holding Co. 06/15/14	6.250%	932,000	995,965
Fresenius Medical Care U.S. Finance II, Inc.(b) 07/31/19	5.625%	27,000	29,228
01/31/22	5.875%	60,000	65,850
Fresenius Medical Care U.S. Finance, Inc.(b) 09/15/18	6.500%	37,000	41,810
02/15/21	5.750%	62,000	67,735
HCA Holdings, Inc. Senior Unsecured 02/15/21	6.250%	125,000	131,875
05/15/21	7.750%	53,000	58,432
HCA, Inc. 02/15/22	7.500%	104,000	119,600
05/01/23	5.875%	21,000	21,761
Senior Secured 02/15/20	6.500%	110,000	123,200
Health Management Associates, Inc. 01/15/20	7.375%	47,000	51,347
Hologic, Inc.(b) 08/01/20	6.250%	16,000	16,880
IASIS Healthcare LLC/Capital Corp. 05/15/19	8.375%	139,000	143,170
IMS Health, Inc. Senior Unsecured(b) 11/01/20	6.000%	47,000	48,880
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured(b) 11/01/18	10.500%	40,000	43,100
McKesson Corp. Senior Unsecured 03/01/21	4.750%	1,040,000	1,205,401
Multiplan, Inc.(b) 09/01/18	9.875%	140,000	155,050
Physio-Control International, Inc. Senior Secured(b) 01/15/19	9.875%	70,000	78,925
Physiotherapy Associates Holdings, Inc. Senior Unsecured(b) 05/01/19	11.875%	41,000	39,360
Radnet Management, Inc. 04/01/18	10.375%	32,000	33,040
Rural/Metro Corp. Senior Unsecured(b) 07/15/19	10.125%	44,000	43,670

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STHI Holding Corp. Secured(b) 03/15/18	8.000%	46,000	50,255
Tenet Healthcare Corp. Senior Unsecured 02/01/20	6.750%	39,000	41,730
Tenet Healthcare Corp.(b) Senior Secured 06/01/20	4.750%	72,000	72,630
04/01/21	4.500%	9,000	8,876
Truven Health Analytics, Inc. Senior Unsecured(b) 06/01/20	10.625%	40,000	45,000
United Surgical Partners International, Inc. 04/01/20	9.000%	44,000	49,500
Universal Hospital Services, Inc. Secured 08/15/20	7.625%	39,000	41,633
Universal Hospital Services, Inc.(b) Secured 08/15/20	7.625%	27,000	28,958
Vanguard Health Holding Co. II LLC/Inc. 02/01/18	8.000%	123,000	130,995
02/01/19	7.750%	52,000	55,705
Total			5,739,897
Healthcare Insurance 0.1%
WellPoint, Inc. Senior Unsecured 08/15/20	4.350%	1,000,000	1,108,500
Home Construction —%
Ashton Woods U.S.A. LLC/Finance Co. Senior Notes(b) 02/15/21	6.875%	31,000	31,194
Beazer Homes USA, Inc. 05/15/19	9.125%	29,000	31,030
Beazer Homes USA, Inc.(b) 02/01/23	7.250%	25,000	25,188
KB Home 03/15/20	8.000%	35,000	40,469
09/15/22	7.500%	26,000	28,990
Meritage Homes Corp. 04/01/22	7.000%	30,000	33,225
Meritage Homes Corp.(b)(d) Senior Unsecured 03/01/18	4.500%	41,000	41,102

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	71,000	78,810
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/20	7.750%	21,000	22,575
04/15/20	7.750%	65,000	69,875
Total			402,458
Independent Energy 0.9%
Anadarko Petroleum Corp. Senior Unsecured 09/15/16	5.950%	1,000,000	1,149,813
Antero Resources Finance Corp. 12/01/17	9.375%	5,000	5,450
08/01/19	7.250%	17,000	18,360
Canadian Natural Resources Ltd. Senior Unsecured 05/15/17	5.700%	850,000	994,129
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	116,000	125,860
Chaparral Energy, Inc. 11/15/22	7.625%	15,000	16,313
Chesapeake Energy Corp. 08/15/20	6.625%	195,000	213,525
02/15/21	6.125%	117,000	124,020
Comstock Resources, Inc. 06/15/20	9.500%	84,000	91,560
Concho Resources, Inc. 01/15/21	7.000%	165,000	182,325
01/15/22	6.500%	19,000	20,710
04/01/23	5.500%	16,000	16,640
Continental Resources, Inc. 10/01/19	8.250%	1,000	1,118
04/01/21	7.125%	119,000	134,172
09/15/22	5.000%	264,000	283,800
Devon Energy Corp. Senior Unsecured 05/15/17	1.875%	1,200,000	1,211,544
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK(b) 12/15/17	8.125%	39,000	39,682
EP Energy LLC/Everest Acquisition Finance, Inc. 09/01/22	7.750%	13,000	14,073
EP Energy LLC/Finance, Inc. Senior Unsecured 05/01/20	9.375%	124,000	141,360
EnCana Corp. Senior Unsecured 11/15/21	3.900%	975,000	1,028,835

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Halcon Resources Corp.(b) 05/15/21	8.875%	86,000	92,450
Kodiak Oil & Gas Corp. 12/01/19	8.125%	233,000	262,125
Kodiak Oil & Gas Corp.(b) 01/15/21	5.500%	36,000	37,260
Laredo Petroleum, Inc. 02/15/19	9.500%	110,000	124,300
05/01/22	7.375%	23,000	24,955
MEG Energy Corp.(b) 03/15/21	6.500%	22,000	23,210
01/30/23	6.375%	39,000	40,365
Nexen, Inc. Senior Unsecured 03/10/35	5.875%	865,000	1,033,050
Oasis Petroleum, Inc. 02/01/19	7.250%	109,000	117,720
11/01/21	6.500%	106,000	114,480
01/15/23	6.875%	61,000	66,795
Pioneer Natural Resources Co. Senior Unsecured 07/15/22	3.950%	1,000,000	1,042,143
Plains Exploration & Production Co. 11/15/20	6.500%	82,000	91,635
02/15/23	6.875%	67,000	77,217
QEP Resources, Inc. Senior Unsecured 10/01/22	5.375%	58,000	60,610
05/01/23	5.250%	115,000	119,025
Range Resources Corp. 08/01/20	6.750%	20,000	21,850
06/01/21	5.750%	53,000	56,445
08/15/22	5.000%	14,000	14,315
SM Energy Co. Senior Unsecured 11/15/21	6.500%	43,000	46,762
01/01/23	6.500%	31,000	33,557
Southwestern Energy Co. 02/01/18	7.500%	770,000	949,402
Whiting Petroleum Corp. 10/01/18	6.500%	5,000	5,375
Woodside Finance Ltd.(b) 05/10/21	4.600%	1,350,000	1,496,513
Total			11,764,848
Integrated Energy 0.1%
Petro-Canada Senior Unsecured 05/15/18	6.050%	825,000	996,649

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.3%
Hartford Financial Services Group, Inc. Senior Unsecured 03/30/20	5.500%	1,100,000	1,284,812
Lincoln National Corp. Senior Unsecured 07/01/19	8.750%	750,000	1,014,550
Metropolitan Life Global Funding I Senior Secured(b) 04/11/22	3.875%	925,000	997,583
Prudential Financial, Inc. Senior Unsecured 06/15/17	6.100%	1,250,000	1,471,322
Total			4,768,267
Lodging —%
Choice Hotels International, Inc. 07/01/22	5.750%	32,000	35,520
Media Cable 0.2%
CCO Holdings LLC/Capital Corp. 01/31/22	6.625%	76,000	82,270
09/30/22	5.250%	163,000	160,351
CCO Holdings LLC/Capital Corp.(b)(d) Senior Unsecured 03/15/21	5.250%	55,000	55,000
CSC Holdings LLC Senior Unsecured 02/15/19	8.625%	32,000	38,160
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	40,000	43,750
Cablevision Systems Corp. Senior Unsecured 04/15/20	8.000%	66,000	73,260
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b) 09/15/20	6.375%	62,000	64,093
DIRECTV Holdings LLC/Financing Co., Inc. 03/01/21	5.000%	1,275,000	1,392,602
DISH DBS Corp. 09/01/19	7.875%	152,000	179,930
06/01/21	6.750%	22,000	24,475
07/15/22	5.875%	20,000	21,100
Lynx II Corp. Senior Unsecured(b) 04/15/23	6.375%	32,000	33,160
Quebecor Media, Inc. Senior Unsecured(b) 01/15/23	5.750%	50,000	51,125

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(b) 01/15/23	5.500%	62,000	63,240
Videotron Ltd. 07/15/22	5.000%	38,000	38,665
WaveDivision Escrow LLC/Corp. Senior Unsecured(b) 09/01/20	8.125%	2,000	2,100
Total			2,323,281
Media Non-Cable 0.6%
AMC Networks, Inc. 07/15/21	7.750%	90,000	102,150
12/15/22	4.750%	65,000	64,756
British Sky Broadcasting Group PLC(b) 11/26/22	3.125%	1,050,000	1,037,544
Clear Channel Communications, Inc. 08/01/16	10.750%	40,000	29,800
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	99,000	102,465
Clear Channel Worldwide Holdings, Inc.(b) 11/15/22	6.500%	50,000	52,250
11/15/22	6.500%	134,000	141,035
DigitalGlobe, Inc.(b) 02/01/21	5.250%	30,000	29,775
Getty Images, Inc. Senior Notes(b) 10/15/20	7.000%	102,000	103,530
Hughes Satellite Systems Corp. 06/15/21	7.625%	158,000	180,120
Intelsat Jackson Holdings SA 10/15/20	7.250%	205,000	219,862
Intelsat Luxembourg SA PIK 02/04/17	11.500%	64,000	68,080
NBCUniversal Media LLC Senior Unsecured 04/01/41	5.950%	1,100,000	1,359,280
National CineMedia LLC Senior Secured 04/15/22	6.000%	69,000	74,003
Senior Unsecured 07/15/21	7.875%	34,000	37,910
News America, Inc. 03/15/33	6.550%	1,150,000	1,372,580
Nielsen Finance LLC/Co.(b) 10/01/20	4.500%	160,000	158,400

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reed Elsevier Capital, Inc.(b) 10/15/22	3.125%	1,127,000	1,091,847
Salem Communications Corp. Secured 12/15/16	9.625%	73,000	80,756
Starz LLC/Finance Corp. 09/15/19	5.000%	33,000	33,743
TCM Sub LLC(b) 01/15/15	3.550%	955,000	998,666
Univision Communications, Inc.(b) 05/15/21	8.500%	104,000	113,360
Senior Secured 11/01/20	7.875%	57,000	63,270
09/15/22	6.750%	84,000	90,720
Total			7,605,902
Metals 0.3%
Alpha Natural Resources, Inc. 04/15/18	9.750%	91,000	97,142
06/01/19	6.000%	52,000	47,320
ArcelorMittal Senior Unsecured 03/01/21	6.000%	1,104,000	1,171,645
Arch Coal, Inc. 06/15/19	7.000%	22,000	18,975
06/15/21	7.250%	12,000	10,260
Arch Coal, Inc.(b) 06/15/19	9.875%	77,000	76,038
Calcipar SA Senior Secured(b) 05/01/18	6.875%	85,000	89,569
FMG Resources August 2006 Proprietary Ltd.(b) 11/01/19	8.250%	150,000	165,750
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured(b)(d) 03/15/20	3.100%	1,750,000	1,749,335
Inmet Mining Corp.(b) 06/01/20	8.750%	118,000	128,325
06/01/21	7.500%	39,000	41,535
JMC Steel Group, Inc. Senior Notes(b) 03/15/18	8.250%	67,000	71,188
Peabody Energy Corp. 11/15/18	6.000%	67,000	71,188
11/15/21	6.250%	21,000	21,840
Rain CII Carbon LLC/Corp. Senior Secured(b) 12/01/18	8.000%	83,000	87,980

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Overseas Ltd. 01/23/17	6.250%	865,000	989,409
Total			4,837,499
Non-Captive Consumer —%
Springleaf Finance Corp. Senior Unsecured 12/15/17	6.900%	114,000	111,435
Non-Captive Diversified 0.3%
Air Lease Corp. 03/01/20	4.750%	119,000	118,405
CIT Group, Inc. Senior Unsecured 08/15/17	4.250%	48,000	49,680
03/15/18	5.250%	96,000	103,200
CIT Group, Inc.(b) Senior Secured 04/01/18	6.625%	45,000	51,187
Senior Unsecured 02/15/19	5.500%	156,000	170,040
General Electric Capital Corp. Senior Unsecured 10/17/21	4.650%	3,125,000	3,527,028
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	80,000	95,800
05/15/19	6.250%	121,000	132,519
12/15/20	8.250%	178,000	218,050
Total			4,465,909
Oil Field Services 0.1%
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	189,000	205,538
Green Field Energy Services, Inc.(b)(c) Senior Secured 11/15/16	13.250%	127,000	132,080
11/15/16	13.250%	4,000	4,160
Oil States International, Inc.(b) 01/15/23	5.125%	37,000	37,000
Weatherford International, Inc. 06/15/37	6.800%	1,235,000	1,384,558
Total			1,763,336
Other Financial Institutions —%
FTI Consulting, Inc.(b) 11/15/22	6.000%	28,000	28,910
Total Other Financial Institutions			28,910

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry —%
Interline Brands, Inc. 11/15/18	7.500%	122,000	132,065
SPL Logistics Escrow LLC/Finance Corp. Senior Secured(b) 08/01/20	8.875%	11,000	11,701
Total			143,766
Packaging —%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(b) 11/15/20	7.000%	78,000	78,195
Berry Plastics Corp. Secured 01/15/21	9.750%	34,000	39,270
Reynolds Group Issuer, Inc. LLC Senior Secured 10/15/20	5.750%	82,000	84,665
Reynolds Group Issuer, Inc./LLC 08/15/19	9.875%	78,000	85,410
02/15/21	8.250%	23,000	23,748
Senior Secured 04/15/19	7.125%	19,000	20,401
08/15/19	7.875%	74,000	81,770
02/15/21	6.875%	94,000	100,345
Sealed Air Corp.(b) 12/01/20	6.500%	20,000	21,750
09/15/21	8.375%	28,000	31,920
Total			567,474
Pharmaceuticals 0.1%
AbbVie, Inc.(b) 11/06/22	2.900%	530,000	529,633
Jaguar Holding Co. I Senior Unsecured PIK(b) 10/15/17	9.375%	44,000	47,025
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b) 12/01/19	9.500%	30,000	34,425
VPI Escrow Corp.(b) 10/15/20	6.375%	111,000	119,880
Valeant Pharmaceuticals International Senior Notes(b) 10/15/20	6.375%	22,000	23,677
Total			754,640

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.5%
ACE INA Holdings, Inc. 03/15/18	5.800%	1,000,000	1,218,759
Alliant Holdings, Inc. Senior Unsecured(b) 12/15/20	7.875%	50,000	50,125
Berkshire Hathaway, Inc. Senior Unsecured(c) 08/15/14	0.990%	1,475,000	1,489,510
CNA Financial Corp. Senior Unsecured 11/15/19	7.350%	808,000	1,024,068
Hub International Ltd.(b) 10/15/18	8.125%	101,000	105,292
Liberty Mutual Group, Inc.(b) 06/01/21	5.000%	1,200,000	1,310,918
Transatlantic Holdings, Inc. Senior Unsecured 11/30/39	8.000%	750,000	1,036,534
Total			6,235,206
Railroads 0.2%
CSX Corp. Senior Unsecured 10/30/20	3.700%	1,250,000	1,349,518
Canadian Pacific Railway Co. Senior Unsecured 03/15/23	4.450%	910,000	1,001,332
Total			2,350,850
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured 03/01/41	6.500%	800,000	1,005,259
REITs 0.3%
Boston Properties LP Senior Unsecured 02/01/23	3.850%	975,000	1,032,447
Duke Realty LP Senior Unsecured 08/15/19	8.250%	775,000	1,009,039
Kimco Realty Corp. Senior Unsecured 02/01/18	4.300%	1,035,000	1,154,303
Simon Property Group LP Senior Unsecured 02/01/40	6.750%	880,000	1,189,110
Total			4,384,899

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants —%
Shearer's Foods, Inc. LLC Senior Secured(b) 11/01/19	9.000%	46,000	49,910
Retailers 0.1%
99 Cent Only Stores 12/15/19	11.000%	44,000	50,600
AutoNation, Inc. 02/01/20	5.500%	35,000	37,888
Burlington Coat Factory Warehouse Corp. 02/15/19	10.000%	76,000	83,790
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(b) 02/15/18	9.000%	71,000	70,645
CVS Pass-Through Trust Pass-Through Certificates(b) 01/10/32	7.507%	328,389	430,074
Jo-Ann Stores, Inc. Senior Unsecured(b) 03/15/19	8.125%	54,000	55,890
Macy's Retail Holdings, Inc. 07/15/34	6.700%	750,000	880,252
Rite Aid Corp. 03/15/20	9.250%	44,000	49,280
Senior Secured 08/15/20	8.000%	33,000	37,455
Senior Unsecured 02/15/27	7.700%	62,000	59,675
Sally Holdings LLC/Capital, Inc. 11/15/19	6.875%	31,000	34,565
06/01/22	5.750%	50,000	52,812
Total			1,842,926
Supermarkets 0.1%
Safeway, Inc. Senior Unsecured 02/01/31	7.250%	855,000	940,615
Technology 0.3%
Alliance Data Systems Corp.(b) 12/01/17	5.250%	59,000	61,213
04/01/20	6.375%	37,000	39,868
Amkor Technology, Inc. 05/01/18	7.375%	77,000	80,465
Senior Unsecured 06/01/21	6.625%	5,000	5,025
10/01/22	6.375%	43,000	42,516

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDW LLC/Finance Corp. 04/01/19	8.500%	112,000	123,480
Senior Secured 12/15/18	8.000%	57,000	63,128
Cardtronics, Inc. 09/01/18	8.250%	56,000	61,320
Equinix, Inc. Senior Unsecured(d) 04/01/20	4.875%	28,000	28,000
First Data Corp. 01/15/21	12.625%	132,000	140,745
First Data Corp.(b) 01/15/21	11.250%	26,000	26,520
Secured 01/15/21	8.250%	107,000	109,407
Senior Secured 06/15/19	7.375%	107,000	112,350
08/15/20	8.875%	78,000	86,190
11/01/20	6.750%	100,000	102,500
Freescale Semiconductor, Inc. Senior Secured(b) 04/15/18	9.250%	66,000	72,600
Hewlett-Packard Co. Senior Unsecured 06/01/21	4.300%	1,650,000	1,651,269
Interactive Data Corp. 08/01/18	10.250%	111,000	125,846
NXP BV/Funding LLC(b) 02/15/21	5.750%	66,000	67,485
Nuance Communications, Inc.(b) 08/15/20	5.375%	123,000	125,152
Oracle Corp. Senior Unsecured 04/15/38	6.500%	650,000	880,820
Total			4,005,899
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc. 03/15/20	9.750%	94,000	108,335
ERAC U.S.A. Finance LLC(b) 10/15/37	7.000%	1,095,000	1,396,029
Hertz Corp. (The) 10/15/18	7.500%	70,000	76,475
01/15/21	7.375%	36,000	39,690
Total			1,620,529
Wireless 0.3%
America Movil SAB de CV 11/15/17	5.625%	570,000	672,721
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cricket Communications, Inc. 10/15/20	7.750%	41,000	41,820
Crown Castle International Corp. Senior Unsecured(b) 01/15/23	5.250%	115,000	117,875
NII International Telecom Sarl(b) 08/15/19	11.375%	236,000	245,440
Rogers Communications, Inc. 08/15/18	6.800%	860,000	1,083,051
SBA Telecommunications, Inc. 08/15/19	8.250%	55,000	60,775
SBA Telecommunications, Inc.(b) 07/15/20	5.750%	62,000	64,480
Sprint Capital Corp. 11/15/28	6.875%	25,000	25,250
Sprint Nextel Corp. Senior Unsecured 08/15/17	8.375%	6,000	6,960
11/15/21	11.500%	71,000	97,803
11/15/22	6.000%	122,000	123,220
Sprint Nextel Corp.(b) 11/15/18	9.000%	304,000	377,720
03/01/20	7.000%	42,000	49,140
United States Cellular Corp. Senior Unsecured 12/15/33	6.700%	915,000	974,808
Wind Acquisition Finance SA Senior Secured(b) 02/15/18	7.250%	79,000	81,370
Total			4,022,433
Wirelines 0.8%
AT&T, Inc. Senior Unsecured 02/15/39	6.550%	1,680,000	2,111,179
CyrusOne LLP/Finance Corp.(b) 11/15/22	6.375%	66,000	69,465
Deutsche Telekom International Finance BV 03/23/16	5.750%	985,000	1,114,131
Embarq Corp. Senior Unsecured 06/01/36	7.995%	965,000	1,023,850
France Telecom SA Senior Unsecured 09/14/16	2.750%	960,000	1,004,489
Frontier Communications Corp. Senior Unsecured 04/15/15	7.875%	18,000	19,980
03/15/19	7.125%	48,000	51,840

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/21	9.250%	28,000	32,200
04/15/22	8.750%	20,000	22,500
01/15/23	7.125%	59,000	60,622
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%	65,000	75,075
Level 3 Communications, Inc.(b) Senior Unsecured 06/01/19	8.875%	22,000	23,760
Level 3 Financing, Inc. 02/01/18	10.000%	25,000	27,625
04/01/19	9.375%	109,000	122,216
07/01/19	8.125%	25,000	27,250
PAETEC Holding Corp. 12/01/18	9.875%	78,000	89,310
Telecom Italia Capital SA 07/18/36	7.200%	1,300,000	1,306,500
Telefonica Emisiones SAU 06/20/36	7.045%	1,320,000	1,396,035
Verizon New York, Inc. 04/01/32	7.375%	1,520,000	1,947,640
Windstream Corp.(b) 08/01/23	6.375%	114,000	111,720
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	19,000	22,277
Senior Secured 01/01/20	8.125%	97,000	108,397
tw telecom holdings, inc. 03/01/18	8.000%	102,000	110,925
Total			10,878,986
Total Corporate Bonds & Notes (Cost: $139,690,514)			148,930,997
Residential Mortgage-Backed Securities — Agency 11.1%
Federal Home Loan Mortgage Corp.(c)(e) 12/01/36	6.063%	39,457	42,742
08/01/36	2.786%	58,754	62,770
Federal Home Loan Mortgage Corp.(d)(e) 03/01/28- 03/01/43	3.500%	32,035,000	33,732,299
03/01/43	4.000%	14,800,000	15,718,062
03/01/43	4.500%	9,240,000	9,877,776
03/01/43	3.000%	2,140,000	2,204,200
Federal Home Loan Mortgage Corp.(e) 08/01/18- 05/01/41	5.000%	11,595,591	12,517,958

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/17- 05/01/40	5.500%	5,283,725	5,729,782
05/01/39- 06/01/41	4.500%	13,624,015	14,610,954
03/01/17- 10/01/39	6.000%	4,791,566	5,259,884
08/01/32- 03/01/38	6.500%	140,411	160,504
06/01/32- 07/01/32	7.000%	737,492	857,688
CMO Series 1614 Class MZ 11/15/23	6.500%	35,316	39,760
CMO Series 2735 Class OG 08/15/32	5.000%	110,338	112,277
CMO Series 2872 Class GD 05/15/33	5.000%	381,826	390,602
CMO Series 3792 Class QC 06/15/39	2.500%	457,557	472,381
CMO Series 3832 Class AC 10/15/18	3.000%	276,797	286,597
Federal National Mortgage Association(c)(e) 08/01/34	5.525%	139,840	151,309
08/01/36	3.019%	47,318	50,491
04/01/36	2.292%	54,322	57,752
Federal National Mortgage Association(d)(e) 03/01/43	3.500%	10,420,000	11,017,522
03/01/43	4.000%	6,185,000	6,590,891
03/01/28	3.000%	12,335,000	12,982,588
Federal National Mortgage Association(e) 09/01/17- 11/01/32	6.000%	959,788	1,057,486
08/01/18- 02/01/38	5.500%	3,730,563	4,090,485
12/01/20- 07/01/23	5.000%	530,666	581,639
03/01/17- 08/01/37	6.500%	1,506,104	1,689,132
05/01/40	4.500%	651,550	703,288
09/01/40	4.000%	6,270,939	6,690,868
06/01/31- 08/01/32	7.000%	488,992	577,376
CMO Series 2009-14 Class PC 03/25/24	4.000%	300,426	320,483
CMO Series 2011-3 Class EK 05/25/20	2.750%	468,404	484,162
Federal National Mortgage Association(e)(f) CMO IO Series 2003-63 Class IP 07/25/33	6.000%	641,388	109,222
CMO IO Series 2003-71 Class IM 12/25/31	5.500%	127,707	6,503
Federal National Mortgage Association(e)(g) 10/01/40	4.500%	1,243,403	1,342,140

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e) 10/15/33	5.500%	466,394	541,366
10/15/31- 05/15/32	7.000%	123,471	146,764
02/15/34	5.000%	472,648	519,792
12/15/37	6.000%	159,899	181,146
02/15/39	4.500%	38,136	41,839
CMO Series 2009-100 Class AP 05/16/39	4.000%	124,557	132,049
Government National Mortgage Association(e)(f) CMO IO Series 2002-70 Class IC 08/20/32	6.000%	163,533	14,111
Total Residential Mortgage-Backed Securities — Agency (Cost: $149,851,834)			152,156,640
Residential Mortgage-Backed Securities — Non-Agency 0.3%
SACO I, Inc. CMO Series 1995-1 Class A(b)(e)(h)(i) 09/25/24	0.000%	5,022	1,657
Springleaf Mortgage Loan Trust(b)(e) CMO Series 2012-1A Class A 09/25/57	2.667%	881,948	889,944
CMO Series 2012-2A Class A 10/25/57	2.220%	547,178	552,910
CMO Series 2012-3A Class A 12/25/59	1.570%	2,254,429	2,274,161
Structured Asset Securities Corp. CMO Series 2003-14 Class 1A3(e) 05/25/33	5.500%	116,937	120,690
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $3,805,992)			3,839,362
Commercial Mortgage-Backed Securities — Agency 3.2%
Federal National Mortgage Association CMO Series 2006-M2 Class A2A(e) 10/25/32	5.271%	2,623,237	3,221,314
Government National Mortgage Association(e) CMO Series 2009-71 Class A 04/16/38	3.304%	506,045	520,159
CMO Series 2010-159 Class A 01/16/33	2.159%	723,817	735,461
CMO Series 2010-52 Class AE 06/16/36	4.115%	692,174	727,503

Commercial Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-149 Class A 10/16/46	3.000%	1,776,040	1,882,039
CMO Series 2011-16 Class A 11/16/34	2.210%	985,444	1,002,019
CMO Series 2011-31 Class A 12/16/35	2.210%	684,123	699,979
CMO Series 2011-64 Class A 08/16/34	2.380%	2,888,278	2,947,424
CMO Series 2011-64 Class AD 11/16/38	2.700%	676,106	700,552
CMO Series 2011-78 Class A 08/16/34	2.250%	3,068,159	3,125,452
CMO Series 2012-111 Class AC 04/16/47	2.211%	1,345,500	1,396,043
CMO Series 2012-25 Class A 11/16/42	2.575%	3,448,512	3,613,999
CMO Series 2012-45 Class A 03/16/40	2.830%	981,513	1,029,205
CMO Series 2012-55 Class A 08/16/33	1.704%	1,429,373	1,450,826
CMO Series 2012-58 Class A 01/16/40	2.500%	1,066,054	1,109,898
CMO Series 2012-79 Class A 04/16/39	1.800%	1,106,698	1,134,703
CMO Series 2012-9 Class A 05/16/39	3.220%	977,045	1,029,166
CMO Series 2013-12 Class A 10/16/42	1.410%	2,255,411	2,294,774
CMO Series 2013-17 Class AH 10/16/43	1.558%	1,715,000	1,746,883
CMO Series 2013-2 Class AB 12/16/42	1.600%	1,680,784	1,713,555
CMO Series 2013-30 Class A 05/16/42	1.500%	3,025,000	3,076,501
CMO Series 2013-33 Class A 07/16/38	1.061%	4,415,000	4,433,931
Series 2007-77 Class C 02/16/36	4.260%	581,588	588,157
Series 2011-161 Class A 01/16/34	1.738%	2,937,051	2,995,693
Total Commercial Mortgage-Backed Securities — Agency (Cost: $42,497,579)			43,175,236
Commercial Mortgage-Backed Securities — Non-Agency 1.6%
Americold 2010 LLC Trust Series 2010-ARTA Class A1(b)(e) 01/14/29	3.847%	373,675	410,723
Banc of America Merrill Lynch Commercial Mortgage, Inc.(e) Series 2005-3 Class A3A 07/10/43	4.621%	425,000	431,546

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-3 Class A4 07/10/43	4.668%	375,000	404,091
Bear Stearns Commercial Mortgage Securities(e) Series 2005-T20 Class AAB 10/12/42	5.130%	438,955	453,442
Series 2007-T28 Class A4 09/11/42	5.742%	750,000	879,047
Commercial Mortgage Pass-Through Certificates Series 2011-THL Class A(b)(e) 06/09/28	3.376%	1,813,098	1,828,981
Credit Suisse First Boston Mortgage Securities Corp.(e) Series 2004-C1 Class A4 01/15/37	4.750%	379,379	387,896
Series 2004-C2 Class A1 05/15/36	3.819%	29,750	30,122
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A2(e) 03/15/39	5.686%	363,096	371,982
DBRR Trust(b)(e) Series 2012-EZ1 Class A 09/25/45	0.946%	1,962,183	1,968,440
DBRR Trust(b)(e)(i) Series 2012-EZ1 Class A 09/25/45	1.393%	495,000	496,478
09/25/45	2.062%	2,195,000	2,202,161
DBUBS Mortgage Trust Series 2011-LC1A Class A3(b)(e) 11/10/46	5.002%	150,000	176,879
GS Mortgage Securities Corp. II Series 2011-GC3 Class A1(b)(e) 03/10/44	2.331%	405,649	413,926
General Electric Capital Assurance Co.(b)(e) Series 2003-1 Class A4 05/12/35	5.254%	222,060	234,533
Series 2003-1 Class A5 05/12/35	5.743%	250,000	300,557
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class AAB(e) 04/10/37	5.190%	368,468	383,667
JPMorgan Chase Commercial Mortgage Securities Corp.(b)(e) Series 2009-IWST Class A2 12/05/27	5.633%	300,000	354,177
Series 2010-C1 Class A1 06/15/43	3.853%	283,153	299,794
Series 2010-C2 Class A3 11/15/43	4.070%	200,000	223,641
Series 2010-CNTR Class A2 08/05/32	4.311%	450,000	498,769
Series 2011-C3 Class A4 02/15/46	4.717%	450,000	521,433

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Corp.(e) Series 2003-LN1 Class A1 10/15/37	4.134%	46,349	46,515
Series 2004-LN2 Class A1 07/15/41	4.475%	252,444	252,798
Series 2005-CB11 Class ASB 08/12/37	5.201%	407,763	419,491
Series 2005-LDP2 Class A3 07/15/42	4.697%	103,802	103,989
Series 2005-LDP2 Class ASB 07/15/42	4.659%	178,685	184,380
Series 2005-LDP3 Class ASB 08/15/42	4.893%	241,010	251,341
Series 2005-LDP4 Class ASB 10/15/42	4.824%	164,043	169,525
Series 2005-LDP5 Class A4 12/15/44	5.196%	600,000	660,526
Series 2006-LDP6 Class ASB 04/15/43	5.490%	82,992	86,990
Series 2007-CB18 Class A3 06/12/47	5.447%	283,389	291,813
Series 2007-CB18 Class A4 06/12/47	5.440%	820,000	932,739
LB-UBS Commercial Mortgage Trust(e) Series 2004-C2 Class A3 03/15/29	3.973%	194,468	196,177
Series 2007-C1 Class AAB 02/15/40	5.403%	645,220	675,215
Series 2007-C7 Class A3 09/15/45	5.866%	550,000	635,120
Morgan Stanley Capital I, Inc.(b)(e) Series 2011-C1 Class A4 09/15/47	5.033%	300,000	356,780
Morgan Stanley Capital I, Inc.(e) Series 2006-IQ12 Class AAB 12/15/43	5.325%	610,807	620,823
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A(b)(e) 08/12/45	5.791%	825,000	948,476
Motel 6 Trust Series 2012-MTL6 Class A1(b)(e) 10/05/25	1.500%	440,000	443,279
Nationslink Funding Corp. Series 1999-LTL1 Class A3(e) 01/22/26	7.104%	128,356	134,870
ORES NPL LLC Series 2012-LV1 Class A(b)(e) 09/25/44	4.000%	228,293	229,185
S2 Hospitality LLC Series 2012-LV1 Class A(b)(e) 04/15/25	4.500%	211,369	211,577

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust(e) Series 2005- C22 Class AM 12/15/44	5.347%	200,000	220,668
Series 2005-C17 Class APB 03/15/42	5.037%	459,348	463,093
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $20,633,925)			21,807,655
Asset-Backed Securities — Non-Agency 0.7%
Ally Master Owner Trust CMO Series 2011-3 Class A1(c) 05/15/16	0.831%	1,275,000	1,280,465
American Credit Acceptance Receivables Trust Series 2012-3 Class A(b) 11/15/16	1.640%	480,510	480,481
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A(b) 08/20/14	3.630%	250,000	251,856
Chesapeake Funding LLC Series 2012-1A Class A(b)(c) 11/07/23	0.949%	2,000,000	2,009,442
Cityscape Home Equity Loan Trust Series 1997-B Class A7(h)(i)(j) 05/25/28	7.410%	58,419	—
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(b)(c) 04/26/37	0.334%	131,576	130,648
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1 12/25/32	4.010%	109,342	110,371
GTP Towers Issuer LLC(b) 02/15/15	4.436%	200,000	208,176
Hertz Vehicle Financing LLC(b) Series 2009-2A Class A1 03/25/14	4.260%	91,667	91,859
Series 2009-2A Class A2 03/25/16	5.290%	500,000	542,177
Series 2010-1A Class A1 02/25/15	2.600%	300,000	304,685
Keycorp Student Loan Trust Series 1999-A Class A2(c) 12/27/29	0.640%	377,372	370,885
SBA Tower Trust(b) 04/15/40	4.254%	500,000	530,327
SLM Student Loan Trust(b) Series 2012-A Class A2 01/17/45	3.830%	500,000	547,266

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(b)(c) Series 2011-C Class A1 12/15/23	1.601%	424,759	430,077
SLM Student Loan Trust(c) Series 2004-B Class A2 06/15/21	0.508%	1,331,282	1,311,092
Santander Drive Auto Receivables Trust Series 2012-1 Class B 05/16/16	2.720%	400,000	408,871
Sierra Receivables Funding Co. LLC(b) Series 2010-1A Class A1 07/20/26	4.480%	38,884	40,430
Series 2010-2A Class A 11/20/25	3.840%	79,388	80,530
Series 2010-3A Class A 11/20/25	3.510%	77,263	79,034
Sierra Receivables Funding Co. LLC(b)(c) Series 2007-2A Class A2 (NPFGC) 09/20/19	1.201%	150,109	148,819
Wheels SPV LLC Series 2012-1 Class A2(b) 03/20/21	1.190%	581,531	585,610
Total Asset-Backed Securities — Non-Agency (Cost: $9,818,341)			9,943,101
Inflation-Indexed Bonds 0.6%
United States 0.6%
U.S. Treasury Inflation-Indexed Bond 07/15/15	1.875%	908,916	999,168
07/15/17	2.625%	443,124	534,034
04/15/14	1.250%	6,937,935	7,192,689
Total			8,725,891
Total Inflation-Indexed Bonds (Cost: $8,545,912)			8,725,891
U.S. Treasury Obligations 4.8%
U.S. Treasury 08/15/40	3.875%	18,746,000	21,803,941
09/30/15	1.250%	4,000,000	4,097,500
07/31/17	0.500%	14,500,000	14,409,375
11/15/22	1.625%	3,000,000	2,937,656
05/15/22	1.750%	10,750,000	10,739,922
07/31/19	0.875%	2,500,000	2,462,695
01/15/16	0.375%	9,600,000	9,609,754
Total U.S. Treasury Obligations (Cost: $64,983,486)			66,060,843

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Foreign Government Obligations 0.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.4%
Province of Nova Scotia Senior Unsecured 01/26/17	5.125%	1,350,000	1,569,240
Province of Ontario Senior Unsecured 12/15/17	3.150%	2,000,000	2,193,080
Province of Quebec Senior Unsecured 05/14/18	4.625%	1,810,000	2,115,166
Total			5,877,486
Mexico 0.2%
Pemex Project Funding Master Trust 01/21/21	5.500%	1,600,000	1,828,800
Total Foreign Government Obligations (Cost: $7,204,079)			7,706,286

Municipal Bonds 0.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois Unlimited General Obligation Taxable Notes Series 2011 03/01/17	5.365%	1,800,000	2,016,180
Total Municipal Bonds (Cost: $2,002,273)			2,016,180

Senior Loans 0.1%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive —%
Schaeffler AG Tranche B2 Term Loan(c)(k) 01/27/17	6.000%	35,000	34,991
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan(c)(k) 02/28/19	8.250%	68,000	69,360
Chemicals —%
Dupont Performance Coatings, Inc. Tranche B Term Loan(c)(k) 01/03/20	4.750%	32,000	32,389

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PQ Corp. Term Loan(c)(d)(k) 08/07/17	4.500%	94,000	94,042
Total			126,431
Consumer Cyclical Services —%
New Breed, Inc. Term Loan(c)(k) 10/01/19	6.000%	103,000	103,258
Consumer Products —%
Serta Simmons Holdings LLC Term Loan(c)(k) 10/01/19	5.000%	59,000	59,637
Spectrum Brands, Inc. Term Loan(c)(k) 12/17/19	4.500%	11,000	11,133
Total			70,770
Diversified Manufacturing —%
Apex Tool Group LLC Term Loan(c)(d)(k) 01/08/20	4.500%	13,000	13,128
Gaming —%
ROC Finance LLC Tranche B Term Loan(c)(k) 08/19/17	8.500%	27,000	27,945
Health Care 0.1%
American Renal Holding 2nd Lien Term Loan(c)(d)(k) 02/01/20	8.500%	93,000	92,768
ConvaTec, Inc. Term Loan(c)(k) 12/22/16	5.000%	13,000	13,136
U.S. Renal Care, Inc.(c)(k) 1st Lien Term Loan 07/01/19	6.250%	70,645	71,616
2nd Lien Term Loan 01/01/20	10.250%	71,000	72,065
United Surgical Partners International, Inc.(c)(d)(k) Term Loan 02/04/19	4.750%	5,000	5,011
Tranche B Term Loan 04/02/19	5.059%	14,962	14,995
Total			269,591

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Life Insurance —%
Alliant Holdings I, Inc. Term Loan(c)(d)(k) 12/20/19	5.000%	34,000	34,255
Media Cable —%
WideOpenWest Finance LLC Term Loan(c)(k) 07/17/18	6.250%	62,685	63,422
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(c)(k) 09/16/19	7.500%	71,000	72,553
Metals —%
FMG Resources August 2006 Proprietary Ltd.(c)(d)(k) Term Loan 10/16/17	5.250%	11,266	11,401
FMG Resources August 2006 Proprietary Ltd.(c)(k) Term Loan 10/16/17	5.250%	171,863	173,922
Total			185,323
Property & Casualty —%
Asurion LLC Tranche B1 Term Loan(c)(k) 05/24/19	4.500%	68,000	68,198
Lonestar Intermediate Super Holdings LLC Term Loan(c)(k) 09/02/19	11.000%	176,000	188,174
Total			256,372
Retailers —%
Rite Aid Corp. 2nd Lien Term Loan(c)(d)(k) 02/21/20	5.750%	50,000	51,139
Technology —%
Ancestry.com, Inc. Term Loan(c)(k) 12/28/18	7.000%	115,000	114,425
Blue Coat Systems, Inc. Term Loan(c)(k) 02/08/18	5.750%	61,690	62,114

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Freescale Semiconductor, Inc.(c)(d)(k) Tranche B1 Term Loan 12/01/16	4.452%	27,532	27,532
Tranche B4 Term Loan 03/01/20	5.000%	56,275	56,050
Total			260,121
Wirelines —%
Integra Telecom, Inc.(c)(d)(k) 1st Lien Tranche B Term Loan 02/06/19	6.000%	24,000	24,264
2nd Lien Tranche B Term Loan 02/28/21	9.750%	8,000	8,180
Total			32,444
Total Senior Loans (Cost: $1,625,555)			1,671,103

Warrants —%

Issuer	Shares	Value
Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.	127	6,985
Total Energy		6,985
Total Warrants (Cost: $5,142)		6,985

Money Market Funds 8.3%

Columbia Short-Term Cash Fund, 0.128%(l)(m)	113,601,329	113,601,329
Total Money Market Funds (Cost: $113,601,329)		113,601,329
Total Investments (Cost: $1,238,956,678)		1,457,676,294
Other Assets & Liabilities, Net		(90,889,029)
Net Assets		1,366,787,265

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Futures Contracts Outstanding at February 28, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 5-year	(287)	(35,583,517)	July 2013	—	(112,613)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $46,857,415 or 3.43% of net assets.

(c)  Variable rate security.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(g)  At February 28, 2013, investments in securities included securities valued at $181,189 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2013 was $1,657, representing less than 0.01% of net assets. Information concerning such security holdings at February 28, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cityscape Home Equity Loan Trust Series 1997-B Class A7 7.410% 05/25/28	03/31/98 - 05/13/11	58,435
SACO I, Inc. CMO Series 1995-1 Class A 0.000% 09/25/24	04/30/99 - 12/20/02	4,776

(i)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $2,700,296, which represents 0.20% of net assets.

(j)  Negligible market value.

(k)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)  The rate shown is the seven-day current annualized yield at February 28, 2013.

(m)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short–Term Cash Fund	98,875,366	243,236,269	(228,510,306)	—	113,601,329	79,902	113,601,329

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipt

CMO  Collateralized Mortgage Obligation

NPFGC  National Public Finance Guarantee Corporation

PIK    Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	99,557,245	—	—	99,557,245
Consumer Staples	93,593,541	—	—	93,593,541
Energy	88,313,640	—	—	88,313,640
Financials	159,087,989	—	—	159,087,989
Health Care	124,454,738	—	—	124,454,738
Industrials	98,937,222	—	—	98,937,222
Information Technology	185,922,473	—	—	185,922,473
Materials	18,150,343	—	—	18,150,343
Telecommunication Services	10,017,495	—	—	10,017,495
Warrants
Energy	—	6,985	—	6,985
Total Equity Securities	878,034,686	6,985	—	878,041,671
Bonds
Corporate Bonds & Notes	—	148,930,997	—	148,930,997
Residential Mortgage-Backed Securities — Agency	—	152,156,640	—	152,156,640
Residential Mortgage-Backed Securities — Non-Agency	—	3,837,705	1,657	3,839,362
Commercial Mortgage-Backed Securities — Agency	—	43,175,236	—	43,175,236
Commercial Mortgage-Backed Securities — Non-Agency	—	17,140,576	4,667,079	21,807,655
Asset-Backed Securities — Non-Agency	—	9,943,101	—	9,943,101
Inflation-Indexed Bonds	—	8,725,891	—	8,725,891
U.S. Treasury Obligations	66,060,843	—	—	66,060,843
Foreign Government Obligations	—	7,706,286	—	7,706,286
Municipal Bonds	—	2,016,180	—	2,016,180
Total Bonds	66,060,843	393,632,612	4,668,736	464,362,191
Other
Senior Loans	—	1,571,542	99,561	1,671,103
Money Market Funds	113,601,329	—	—	113,601,329
Total Other	113,601,329	1,571,542	99,561	115,272,432

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Securities	1,057,696,858	395,211,139	4,768,297	1,457,676,294
Derivatives
Liabilities
Futures Contracts	(112,613)	—	—	(112,613)
Total	1,057,584,245	395,211,139	4,768,297	1,457,563,681

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Commercial Mortgage-Backed Securities — Non-Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)		Senior Loans ($)	Total ($)
Balance as of August 31, 2012	—	1,680	—	(b)	—	1,680
Accrued discounts/premiums	(68)	7	—		65	4
Realized gain (loss)	—	3	—		305	308
Change in unrealized appreciation (depreciation)(a)	13,430	37	—		756	14,223
Sales	(37,817)	(70)	—		(11,727)	(49,614)
Purchases	4,691,534	—	—		(4,000)	4,687,534
Transfers into Level 3	—	—	—		114,162	114,162
Transfers out of Level 3	—	—	—		—	—
Balance as of February 28, 2013	4,667,079	1,657	—	(b)	99,561	4,768,297

(a)  Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2013 was $14,223.

(b)  Neglible market value.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial mortgage-backed securities and senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,125,355,349)	$1,344,074,965
Affiliated issuers (identified cost $113,601,329)	113,601,329
Total investments (identified cost $1,238,956,678)	1,457,676,294
Receivable for:
Investments sold	1,304,656
Investments sold on a delayed delivery basis	1,417,861
Capital shares sold	4,485,275
Dividends	1,901,463
Interest	2,698,157
Reclaims	6,472
Equity-linked notes (Note 8)	80,687
Prepaid expenses	7,348
Trustees' deferred compensation plan	35,090
Other assets	3,553
Total assets	1,469,616,856
Liabilities
Disbursements in excess of cash	15
Payable for:
Investments purchased	4,126,750
Investments purchased on a delayed delivery basis	97,424,070
Capital shares purchased	925,756
Variation margin on futures contracts	17,938
Investment management fees	23,155
Distribution and/or service fees	9,113
Transfer agent fees	175,431
Administration fees	2,074
Plan administration fees	13,143
Compensation of board members	11,179
Chief compliance officer expenses	176
Other expenses	65,701
Trustees' deferred compensation plan	35,090
Total liabilities	102,829,591
Net assets applicable to outstanding capital stock	$1,366,787,265
Represented by
Paid-in capital	$1,250,177,866
Undistributed net investment income	1,216,276
Accumulated net realized loss	(103,213,897)
Unrealized appreciation (depreciation) on:
Investments	218,719,616
Foreign currency translations	17
Futures contracts	(112,613)
Total — representing net assets applicable to outstanding capital stock	$1,366,787,265

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$856,156,286
Shares outstanding	28,388,979
Net asset value per share	$30.16
Maximum offering price per share(a)	$32.00
Class B
Net assets	$12,286,496
Shares outstanding	408,311
Net asset value per share	$30.09
Class C
Net assets	$101,457,404
Shares outstanding	3,371,454
Net asset value per share	$30.09
Class K(b)
Net assets	$66,450,190
Shares outstanding	2,205,391
Net asset value per share	$30.13
Class R
Net assets	$10,880,123
Shares outstanding	360,914
Net asset value per share	$30.15
Class R4(c)
Net assets	$2,686
Shares outstanding	88
Net asset value per share(d)	$30.35
Class R5
Net assets	$45,587
Shares outstanding	1,513
Net asset value per share	$30.13
Class Y(c)
Net assets	$2,686
Shares outstanding	88
Net asset value per share(d)	$30.35
Class Z
Net assets	$319,505,807
Shares outstanding	10,608,525
Net asset value per share	$30.12

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c) Class R4 shares and Class Y shares commenced operations on November 8, 2012.

(d) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,716,303
Dividends — affiliated issuers	79,902
Interest	5,460,439
Income from securities lending — net	6,829
Foreign taxes withheld	(4,183)
Total income	14,259,290
Expenses:
Investment management fees	3,942,759
Distribution and/or service fees
Class A	1,000,140
Class B	60,665
Class C	429,310
Class R	16,016
Transfer agent fees
Class A	718,000
Class B	10,889
Class C	77,017
Class K(a)	8,915
Class R	5,723
Class R4(b)	1
Class R5	3
Class Z	268,125
Administration fees	353,671
Plan administration fees
Class K(a)	78,555
Compensation of board members	25,796
Custodian fees	22,486
Printing and postage fees	115,919
Registration fees	86,545
Professional fees	34,225
Chief compliance officer expenses	516
Other	21,532
Total expenses	7,276,808
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(174,344)
Total net expenses	7,102,464
Net investment income	7,156,826
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	36,362,142
Futures contracts	3,275
Net realized gain	36,365,417
Net change in unrealized appreciation (depreciation) on:
Investments	50,798,623
Foreign currency translations	41
Futures contracts	16,196
Receivables for equity-linked notes (Note 8)	(114,468)
Net change in unrealized appreciation (depreciation)	50,700,392
Net realized and unrealized gain	87,065,809
Net increase in net assets resulting from operations	$94,222,635

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b) For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income	$7,156,826	$13,904,385
Net realized gain	36,365,417	18,479,474
Net change in unrealized appreciation (depreciation)	50,700,392	103,514,576
Net increase in net assets resulting from operations	94,222,635	135,898,435
Distributions to shareholders
Net investment income
Class A	(5,265,136)	(8,851,932)
Class B	(35,411)	(70,723)
Class C	(242,481)	(273,715)
Class K(a)	(443,904)	(702,944)
Class R	(27,161)	(10,213)
Class R4(b)	(11)	—
Class R5	(124)	(215)
Class Y(b)	(12)	—
Class Z	(2,333,844)	(3,896,376)
Net realized gains
Class A	—	(20,711,136)
Class B	—	(429,546)
Class C	—	(1,560,825)
Class K(a)	—	(1,557,751)
Class R	—	(20,767)
Class R5	—	(410)
Class Z	—	(7,758,803)
Total distributions to shareholders	(8,348,084)	(45,845,356)
Increase (decrease) in net assets from capital stock activity	71,593,905	120,185,018
Total increase in net assets	157,468,456	210,238,097
Net assets at beginning of period	1,209,318,809	999,080,712
Net assets at end of period	$1,366,787,265	$1,209,318,809
Undistributed net investment income	$1,216,276	$2,407,534

(a) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b) For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,092,029	90,014,952	5,888,205	157,375,381
Distributions reinvested	162,290	4,650,010	1,016,506	26,143,345
Redemptions	(2,311,194)	(67,009,696)	(4,697,297)	(124,960,018)
Net increase	943,125	27,655,266	2,207,414	58,558,708
Class B shares
Subscriptions	51,439	1,482,815	104,594	2,795,311
Distributions reinvested	1,089	31,176	17,317	443,012
Redemptions(a)	(67,344)	(1,953,792)	(246,060)	(6,581,269)
Net decrease	(14,816)	(439,801)	(124,149)	(3,342,946)
Class C shares
Subscriptions	903,573	26,277,540	1,063,387	28,710,940
Distributions reinvested	7,393	211,557	60,505	1,549,110
Redemptions	(195,909)	(5,673,485)	(323,177)	(8,622,713)
Net increase	715,057	20,815,612	800,715	21,637,337
Class K shares(b)
Subscriptions	266,755	7,773,070	573,065	15,367,302
Distributions reinvested	15,510	443,873	87,919	2,260,519
Redemptions	(232,191)	(6,738,897)	(380,929)	(10,287,631)
Net increase	50,074	1,478,046	280,055	7,340,190
Class R shares
Subscriptions	295,060	8,591,318	92,324	2,547,632
Distributions reinvested	893	25,570	1,183	30,587
Redemptions	(32,240)	(928,848)	(13,869)	(384,023)
Net increase	263,713	7,688,040	79,638	2,194,196
Class R4 shares(c)
Subscriptions	88	2,500	—	—
Net increase	88	2,500	—	—
Class R5 shares
Subscriptions	993	29,951	—	—
Distributions reinvested	3	74	14	371
Net increase	996	30,025	14	371
Class Y shares(c)
Subscriptions	88	2,500	—	—
Net increase	88	2,500	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	1,736,686	50,168,225	3,718,947	99,363,526
Distributions reinvested	68,172	1,949,645	360,588	9,272,757
Redemptions	(1,310,548)	(37,756,153)	(2,795,157)	(74,839,121)
Net increase	494,310	14,361,717	1,284,378	33,797,162
Total net increase	2,452,635	71,593,905	4,528,065	120,185,018

(a) Includes conversions of Class B shares to Class A shares, if any.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c) For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$28.21		$26.06		$23.29		$22.46		$24.03		$24.77
Income from investment operations:
Net investment income	0.16		0.33		0.37		0.35		0.47		0.53
Net realized and unrealized gain (loss)	1.98		2.97		2.79		0.85		(1.52)		(0.56)
Total from investment operations	2.14		3.30		3.16		1.20		(1.05)		(0.03)
Less distributions to shareholders:
Net investment income	(0.19)		(0.34)		(0.39)		(0.37)		(0.52)		(0.56)
Net realized gains	—		(0.81)		—		—		—		(0.15)
Total distributions to shareholders	(0.19)		(1.15)		(0.39)		(0.37)		(0.52)		(0.71)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$30.16		$28.21		$26.06		$23.29		$22.46		$24.03
Total return	7.62%		13.14%		13.57%		5.33%		(4.03%)		(0.22%)
Ratios to average net assets(b)
Total gross expenses	1.15	%(c)	1.16%		1.10%		1.02%		1.04%		0.99%
Total net expenses(d)	1.13	%(c)	1.11	%(e)	1.03	%(e)	1.02	%(e)	1.04	%(e)	0.99	%(e)
Net investment income	1.12	%(c)	1.24%		1.38%		1.47%		2.33%		2.14%
Supplemental data
Net assets, end of period (in thousands)	$856,156		$774,214		$657,604		$65,112		$19,152		$10,712
Portfolio turnover	68	%(f)	130	%(f)	99%		89%		102%		94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2013 and 66% for the year ended August 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$28.15		$26.00		$23.24		$22.41		$23.99		$24.73
Income from investment operations:
Net investment income	0.05		0.13		0.17		0.17		0.32		0.34
Net realized and unrealized gain (loss)	1.97		2.97		2.78		0.85		(1.53)		(0.56)
Total from investment operations	2.02		3.10		2.95		1.02		(1.21)		(0.22)
Less distributions to shareholders:
Net investment income	(0.08)		(0.14)		(0.19)		(0.19)		(0.37)		(0.37)
Net realized gains	—		(0.81)		—		—		—		(0.15)
Total distributions to shareholders	(0.08)		(0.95)		(0.19)		(0.19)		(0.37)		(0.52)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$30.09		$28.15		$26.00		$23.24		$22.41		$23.99
Total return	7.20%		12.30%		12.71%		4.56%		(4.82%)		(0.97%)
Ratios to average net assets(b)
Total gross expenses	1.90	%(c)	1.91%		1.84%		1.77%		1.79%		1.74%
Total net expenses(d)	1.87	%(c)	1.86	%(e)	1.78	%(e)	1.77	%(e)	1.79	%(e)	1.74	%(e)
Net investment income	0.37	%(c)	0.49%		0.64%		0.73%		1.63%		1.37%
Supplemental data
Net assets, end of period (in thousands)	$12,286		$11,910		$14,227		$6,683		$6,934		$7,551
Portfolio turnover	68	%(f)	130	%(f)	99%		89%		102%		94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2013 and 66% for the year ended August 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$28.15		$25.99		$23.24		$22.42		$23.99		$24.73
Income from investment operations:
Net investment income	0.05		0.13		0.17		0.17		0.31		0.34
Net realized and unrealized gain (loss)	1.97		2.98		2.77		0.84		(1.51)		(0.56)
Total from investment operations	2.02		3.11		2.94		1.01		(1.20)		(0.22)
Less distributions to shareholders:
Net investment income	(0.08)		(0.14)		(0.19)		(0.19)		(0.37)		(0.37)
Net realized gains	—		(0.81)		—		—		—		(0.15)
Total distributions to shareholders	(0.08)		(0.95)		(0.19)		(0.19)		(0.37)		(0.52)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$30.09		$28.15		$25.99		$23.24		$22.42		$23.99
Total return	7.20%		12.34%		12.67%		4.51%		(4.77%)		(0.97%)
Ratios to average net assets(b)
Total gross expenses	1.90	%(c)	1.91%		1.84%		1.77%		1.79%		1.74%
Total net expenses(d)	1.88	%(c)	1.86	%(e)	1.79	%(e)	1.77	%(e)	1.79	%(e)	1.74	%(e)
Net investment income	0.38	%(c)	0.50%		0.62%		0.71%		1.57%		1.39%
Supplemental data
Net assets, end of period (in thousands)	$101,457		$74,771		$48,236		$25,462		$11,014		$3,209
Portfolio turnover	68	%(f)	130	%(f)	99%		89%		102%		94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2013 and 66% for the year ended August 31, 2012, respectively.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class K(a)	(Unaudited)		2012		2011(b)
Per share data
Net asset value, beginning of period	$28.18		$26.02		$27.16
Income from investment operations:
Net investment income	0.18		0.35		0.18
Net realized and unrealized gain (loss)	1.97		2.98		(1.15	)(c)
Total from investment operations	2.15		3.33		(0.97)
Less distributions to shareholders:
Net investment income	(0.20)		(0.36)		(0.17)
Net realized gains	—		(0.81)		—
Total distributions to shareholders	(0.20)		(1.17)		(0.17)
Net asset value, end of period	$30.13		$28.18		$26.02
Total return	7.68%		13.26%		(3.59%)
Ratios to average net assets(d)
Total gross expenses	1.00	%(e)	1.03%		1.02	%(e)
Total net expenses(f)	1.00	%(e)	1.03%		1.02	%(e)(g)
Net investment income	1.25	%(e)	1.32%		1.40	%(e)
Supplemental data
Net assets, end of period (in thousands)	$66,450		$60,735		$48,799
Portfolio turnover	68	%(h)	130	%(h)	99%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2013 and 66% for the year ended August 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class R	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$28.19		$26.04		$24.62
Income from investment operations:
Net investment income	0.12		0.27		0.30
Net realized and unrealized gain	1.99		2.97		1.35
Total from investment operations	2.11		3.24		1.65
Less distributions to shareholders:
Net investment income	(0.15)		(0.28)		(0.23)
Net realized gains	—		(0.81)		—
Total distributions to shareholders	(0.15)		(1.09)		(0.23)
Net asset value, end of period	$30.15		$28.19		$26.04
Total return	7.53%		12.87%		6.70%
Ratios to average net assets(b)
Total gross expenses	1.41	%(c)	1.42%		1.37	%(c)
Total net expenses(d)	1.39	%(c)	1.36	%(e)	1.28	%(c)(e)
Net investment income	0.86	%(c)	1.01%		1.20	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10,880		$2,740		$457
Portfolio turnover	68	%(f)	130	%(f)	99%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2013 and 66% for the year ended August 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$28.25
Income from investment operations:
Net investment income	0.12
Net realized and unrealized gain	2.10
Total from investment operations	2.22
Less distributions to shareholders:
Net investment income	(0.12)
Total distributions to shareholders	(0.12)
Net asset value, end of period	$30.35
Total return	7.90%
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)
Total net expenses(d)	0.86	%(c)
Net investment income	1.29	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	68	%(e)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class R5	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$28.17		$26.02		$27.16
Income from investment operations:
Net investment income	0.23		0.42		0.24
Net realized and unrealized gain (loss)	1.97		2.97		(1.18	)(b)
Total from investment operations	2.20		3.39		(0.94)
Less distributions to shareholders:
Net investment income	(0.24)		(0.43)		(0.20)
Net realized gains	—		(0.81)		—
Total distributions to shareholders	(0.24)		(1.24)		(0.20)
Net asset value, end of period	$30.13		$28.17		$26.02
Total return	7.85%		13.52%		(3.46%)
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)	0.78%		0.75	%(d)
Total net expenses(e)	0.77	%(d)	0.78%		0.73	%(d)(f)
Net investment income	1.61	%(d)	1.57%		1.79	%(d)
Supplemental data
Net assets, end of period (in thousands)	$46		$15		$13
Portfolio turnover	68	%(g)	130	%(g)	99%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2013 and 66% for the year ended August 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Financial Highlights (continued)

Class Y	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$28.25
Income from investment operations:
Net investment income	0.13
Net realized and unrealized gain	2.10
Total from investment operations	2.23
Less distributions to shareholders:
Net investment income	(0.13)
Total distributions to shareholders	(0.13)
Net asset value, end of period	$30.35
Total return	7.93%
Ratios to average net assets(b)
Total gross expenses	0.72	%(c)
Total net expenses(d)	0.72	%(c)
Net investment income	1.44	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	68	%(e)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$28.17		$26.02		$23.27		$22.43		$24.02		$24.75
Income from investment operations:
Net investment income	0.20		0.40		0.43		0.41		0.52		0.58
Net realized and unrealized gain (loss)	1.98		2.96		2.77		0.86		(1.54)		(0.54)
Total from investment operations	2.18		3.36		3.20		1.27		(1.02)		0.04
Less distributions to shareholders:
Net investment income	(0.23)		(0.40)		(0.45)		(0.43)		(0.57)		(0.62)
Net realized gains	—		(0.81)		—		—		—		(0.15)
Total distributions to shareholders	(0.23)		(1.21)		(0.45)		(0.43)		(0.57)		(0.77)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$30.12		$28.17		$26.02		$23.27		$22.43		$24.02
Total return	7.77%		13.42%		13.78%		5.64%		(3.87%)		0.07%
Ratios to average net assets(b)
Total gross expenses	0.90	%(c)	0.91%		0.83%		0.77%		0.79%		0.74%
Total net expenses(d)	0.88	%(c)	0.86	%(e)	0.78	%(e)	0.77	%(e)	0.79	%(e)	0.74	%(e)
Net investment income	1.37	%(c)	1.49%		1.62%		1.73%		2.62%		2.35%
Supplemental data
Net assets, end of period (in thousands)	$319,506		$284,934		$229,744		$207,526		$192,819		$176,113
Portfolio turnover	68	%(f)	130	%(f)	99%		89%		102%		94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2013 and 66% for the year ended August 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Balanced Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements. Class Y shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior

Semiannual Report 2013

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day.

Semiannual Report 2013

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at February 28, 2013:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	112,613	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended February 28, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	3,275
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate contracts	16,196

The following table is a summary of the volume of derivative instruments for the six months ended February 28, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	639

Investments in Loans

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

Semiannual Report 2013

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security's interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2013

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.62% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2013

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Effective November 8, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.03
Class R	0.18
Class R4	0.17
Class R5	0.03
Class Y	0.00
Class Z	0.18

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At February 28, 2013, the Fund's total potential future obligation over the life of the Guaranty is $37,446. The liability remaining at February 28, 2013 for non-recurring charges associated with the lease amounted to $20,800 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at February 28, 2013 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,553.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25%

of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $771,473 for Class A, $2,488 for Class B and $3,483 for Class C shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective January 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed

Semiannual Report 2013

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

the following annual rates as a percentage of the class' average daily net assets:

Class A	1.19%
Class B	1.94
Class C	1.94
Class K	1.11
Class R	1.44
Class R4	0.94
Class R5	0.86
Class Y	0.81
Class Z	0.94

Prior to January 1, 2013, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.11%
Class B	1.86
Class C	1.86
Class K	1.05
Class R	1.36
Class R4	0.86
Class R5	0.80
Class Y	0.75
Class Z	0.86

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $1,238,957,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$220,951,000
Unrealized depreciation	(2,231,000)
Net unrealized appreciation	$218,720,000

The following capital loss carryforward, determined as of August 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2016	$24,358,406
2017	110,564,060
Total	$134,922,466

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $923,259,553 and $847,104,300, respectively, for the six months ended February 28, 2013, of which $542,316,368 and $496,995,829, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the

Semiannual Report 2013

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Lehman Brothers Holdings Inc. Equity-Linked Notes

The Fund holds investments in two equity-linked notes (notes) for which Lehman Brothers Holdings Inc. (Lehman Brothers) is the counterparty. The notes (with an aggregate principal amount of $696,000) defaulted as of their respective maturity dates, September 14, 2008 and October 2, 2008. Lehman Brothers filed a Chapter 11 bankruptcy petition on September 15, 2008, and as such, it is likely that the Fund will receive less than the maturity value of the notes, pending the outcome of the bankruptcy proceedings. Based on the bankruptcy proceedings, the Fund recorded receivables aggregating $67,340 based on the estimated amounts recoverable for the notes and recognized realized losses of $628,660. The estimates of the amounts recoverable for the notes are based on the current information regarding the claim provided by the bankruptcy court and any amounts received as payments for the claim, which provide an indication of amounts recoverable through the bankruptcy proceedings. To date, the Fund has received $70,490 on this claim. Any changes to the receivable balances resulting from such adjustments are recorded as a change in unrealized appreciation or depreciation in the Statement of Operations. At February 28, 2013, the value of the receivable balances was approximately $80,687, which represented 0.01% of the Fund's net assets.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Semiannual Report 2013

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia Balanced Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia Balanced Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR120_08_C01_(04/13)

Semiannual Report

February 28, 2013

Columbia Emerging Markets Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Emerging Markets Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Emerging Markets Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	25
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Emerging Markets Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Emerging Markets Fund (the Fund) Class A shares returned 15.14% excluding sales charges for the six-month period ended February 28, 2013.

>  The Fund outperformed the MSCI Emerging Markets Index (Net) which returned 12.06% for the same six-month period.

>  The Fund also outperformed the MSCI EAFE Index (Net) which returned 14.41% for the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		15.14	7.68	0.19	15.90
Including sales charges		8.56	1.50	-1.00	15.21
Class C*	09/28/07
Excluding sales charges		14.79	6.88	-0.58	15.03
Including sales charges		13.79	5.88	-0.58	15.03
Class I*	09/27/10	15.36	8.03	0.48	16.19
Class R*	09/27/10	14.95	7.39	-0.07	15.59
Class R5*	11/08/12	15.33	7.88	0.42	16.16
Class W*	09/27/10	15.16	7.58	0.16	15.87
Class Y*	11/08/12	15.33	7.88	0.42	16.16
Class Z	01/02/98	15.31	7.86	0.42	16.16
MSCI Emerging Markets Index (Net)		12.06	0.28	0.34	16.91
MSCI EAFE Index (Net)		14.41	9.84	-1.26	9.39

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

* The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Emerging Markets Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Samsung Electronics Co., Ltd. (South Korea)	5.0
Industrial & Commercial Bank of China Ltd., Class H (China)	1.9
Bangkok Bank PCL, Foreign Registered Shares (Thailand)	1.6
Metropolitan Bank & Trust (Philippines)	1.6
Sberbank of Russia (Russia)	1.6
Kasikornbank PCL, Foreign Registered Shares (Thailand)	1.5
PetroChina Co., Ltd., Class H (China)	1.5
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1.4
Turkiye Halk Bankasi AS (Turkey)	1.4
Hyundai Motor Co. (South Korea)	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 28, 2013)
Brazil	10.9
Canada	0.5
Chile	1.2
China	14.1
Hong Kong	2.2
India	8.2
Indonesia	4.9
Mexico	4.4
Panama	0.7
Peru	1.1
Philippines	5.4
Poland	0.8
Russian Federation	5.6
Singapore	0.5
South Africa	3.2
South Korea	13.3
Taiwan	6.5
Thailand	6.9
Turkey	5.4
United States (a)	4.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Dara White, CFA

Robert Cameron

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM

The Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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Columbia Emerging Markets Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at February 28, 2013)
Airlines	0.7
Auto Components	1.7
Automobiles	5.1
Beverages	1.6
Chemicals	1.6
Commercial Banks	17.9
Communications Equipment	0.2
Computers & Peripherals	0.6
Construction & Engineering	1.3
Construction Materials	1.6
Diversified Financial Services	1.7
Diversified Telecommunication Services	0.5
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	4.0
Food & Staples Retailing	4.9
Food Products	2.5
Gas Utilities	1.2
Health Care Providers & Services	1.6
Hotels, Restaurants & Leisure	1.3
Household Durables	1.0
Independent Power Producers & Energy Traders	0.6
Industrial Conglomerates	1.0
Insurance	0.6
Internet Software & Services	1.7
IT Services	0.8
Leisure Equipment & Products	0.5
Machinery	2.1
Media	0.8
Metals & Mining	1.7
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	9.5
Personal Products	0.8
Real Estate Management & Development	2.6
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	8.9
Software	0.5
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	1.6
Tobacco	1.7
Trading Companies & Distributors	1.2
Transportation Infrastructure	1.2
Wireless Telecommunication Services	3.7
Money Market Funds	4.2
Total	101.0

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013
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Columbia Emerging Markets Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,151.40		1,015.92	9.55		8.95	1.79
Class C	1,000.00	1,000.00	1,147.90		1,012.20	13.53		12.67	2.54
Class I	1,000.00	1,000.00	1,153.60		1,018.15	7.16		6.71	1.34
Class R	1,000.00	1,000.00	1,149.50		1,014.68	10.87		10.19	2.04
Class R5	1,000.00	1,000.00	1,085.40	*	1,018.10	4.28	*	6.76	1.35	*
Class W	1,000.00	1,000.00	1,151.60		1,015.92	9.55		8.95	1.79
Class Y	1,000.00	1,000.00	1,085.40	*	1,018.15	4.25	*	6.71	1.34	*
Class Z	1,000.00	1,000.00	1,153.10		1,017.16	8.22		7.70	1.54

*For the period November 8, 2012 through February 28, 2013. Class R5 and Class Y shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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Columbia Emerging Markets Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.6%

Issuer	Shares	Value ($)
Brazil 10.3%
Arezzo Industria e Comercio SA	147,100	2,972,618
Autometal SA	170,900	1,769,092
Banco Bradesco SA, ADR	308,907	5,551,059
BR Malls Participacoes SA	343,300	4,439,972
Cia Hering	117,100	2,272,310
Cielo SA	61,100	1,834,482
Companhia de Bebidas Americas, ADR	114,423	5,078,093
Fleury SA	141,800	1,576,033
Hypermarcas SA(a)	531,800	4,698,991
Linx SA(a)	156,200	2,524,420
Mills Estruturas e Servicos de Engenharia SA	318,000	5,166,656
Qualicorp SA(a)	441,900	4,940,511
Raia Drogasil SA	137,500	1,585,203
Tegma Gestao Logistica	105,100	1,619,455
Ultrapar Participacoes SA	200,800	5,204,122
Vale SA	325,400	6,214,065
Total		57,447,082
Canada 0.5%
Pacific Rubiales Energy Corp.	109,657	2,684,935
Chile 1.2%
Inversiones La Construccion SA	65,720	1,250,486
SACI Falabella	454,521	5,305,116
Total		6,555,602
China 14.3%
Anhui Conch Cement Co., Ltd., Class H	683,500	2,492,374
Beijing Enterprises Holdings Ltd.	180,500	1,380,813
Brilliance China Automotive Holdings Ltd.(a)	2,830,000	3,900,028
China Communications Construction Co., Ltd., Class H	4,857,000	4,592,654
China Merchants Holdings International Co., Ltd.	446,000	1,544,044
China Petroleum & Chemical Corp., Class H	6,356,000	7,217,108
China Shenhua Energy Co., Ltd., Class H	1,157,500	4,377,568
China Telecom Corp., Ltd., Class H	4,832,000	2,503,808
China Vanke Co., Ltd., Class B	2,194,517	4,458,113

Common Stocks (continued)

Issuer	Shares	Value ($)
CIMC Enric Holdings Ltd.	1,968,000	2,178,629
CNOOC Ltd.	690,000	1,348,547
ENN Energy Holdings Ltd.	984,000	4,938,294
GCL-Poly Energy Holdings Ltd.	5,585,000	1,486,061
Industrial & Commercial Bank of China Ltd., Class H	14,699,000	10,537,992
Kunlun Energy Co., Ltd.	966,000	2,000,842
KWG Property Holding Ltd.	3,302,000	2,262,139
Lenovo Group Ltd.	2,938,000	3,276,264
PetroChina Co., Ltd., Class H	5,830,000	7,990,141
Tencent Holdings Ltd.	76,900	2,647,986
Want Want China Holdings Ltd.	2,656,000	3,716,954
Wumart Stores, Inc., Class H	1,647,000	3,234,124
Zhuzhou CSR Times Electric Co., Ltd., Class H	531,000	1,752,281
Total		79,836,764
Hong Kong 2.3%
AAC Technologies Holdings, Inc.	314,950	1,337,058
Sa Sa International Holdings Ltd.	1,426,000	1,516,108
Sands China Ltd.	1,113,600	5,295,856
Towngas China Co., Ltd.	2,240,000	1,964,773
Trinity Ltd.	4,558,000	2,582,110
Total		12,695,905
India 8.3%
Asian Paints Ltd.	58,986	4,627,646
Bharti Airtel Ltd.	567,170	3,355,911
Cairn India Ltd.	535,099	2,931,508
Cummins India Ltd.	228,840	2,003,097
Eicher Motors Ltd.	32,502	1,655,209
Havells India Ltd	297,435	3,484,324
HCL Technologies Ltd.	206,204	2,743,327
HDFC Bank Ltd., ADR	136,951	5,210,986
ICICI Bank Ltd., ADR	123,035	5,157,627
ITC Ltd.	999,415	5,415,339
Jubilant Foodworks Ltd.(a)	112,433	2,161,000
Tata Motors Ltd.	779,991	4,184,804
Titan Industries Ltd.	766,109	3,663,613
Total		46,594,391

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Emerging Markets Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Indonesia 5.0%
PT Ace Hardware Indonesia Tbk	24,378,000	1,841,305
PT AKR Corporindo Tbk	3,697,500	1,709,148
PT Astra International Tbk	5,084,500	4,179,963
PT Bank Tabungan Pensiunan Nasional Tbk(a)	6,061,000	2,947,866
PT Gudang Garam Tbk	772,000	3,855,420
PT Indocement Tunggal Prakarsa Tbk	1,532,700	3,477,650
PT Nippon Indosari Corpindo Tbk	6,579,000	4,218,824
PT Sumber Alfaria Trijaya Tbk	5,728,000	3,675,025
PT Tower Bersama Infrastructure Tbk(a)	3,147,000	1,822,337
Total		27,727,538
Mexico 4.4%
Alfa SAB de CV, Class A	1,685,800	4,055,836
Fomento Economico Mexicano SAB de CV, ADR	32,938	3,680,492
Grupo Financiero Banorte SAB de CV, Class O	867,800	6,417,799
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B(a)	481,395	7,182,414
Grupo Mexico SAB de CV, Class B	886,690	3,476,725
Total		24,813,266
Panama 0.7%
Copa Holdings SA, Class A	36,131	3,772,799
Peru 1.1%
Credicorp Ltd.	42,557	6,382,699
Philippines 5.4%
Ayala Land, Inc.	4,377,000	3,440,610
Energy Development Corp.	17,946,500	3,345,686
GT Capital Holdings, Inc.	292,470	5,395,443
International Container Terminal Services, Inc.	1,242,120	2,503,908
Metropolitan Bank & Trust	3,109,395	8,713,743
Security Bank Corp.	1,064,200	4,621,649
Universal Robina Corp.	975,400	2,274,174
Total		30,295,213
Poland 0.8%
Eurocash SA	286,011	4,771,051

Common Stocks (continued)

Issuer	Shares	Value ($)
Russian Federation 5.6%
Gazprom OAO, ADR	350,367	3,110,982
Lukoil OAO, ADR	89,625	5,783,053
Magnit OJSC, GDR(b)	120,466	5,095,156
Mail.ru Group Ltd., GDR(b)	82,166	2,760,809
Mobile Telesystems OJSC, ADR	204,158	4,224,029
NovaTek OAO	186,310	1,997,612
Sberbank of Russia	2,472,320	8,391,207
Total		31,362,848
Singapore 0.5%
Hutchison Port Holdings Trust	3,443,000	2,784,089
South Africa 3.2%
AVI Ltd.	651,915	4,008,703
Clicks Group Ltd.	387,873	2,544,028
Discovery Ltd.	267,106	2,221,461
FirstRand Ltd.	835,542	2,852,327
Life Healthcare Group Holdings Ltd.	663,454	2,483,978
Shoprite Holdings Ltd.	197,649	3,759,426
Total		17,869,923
South Korea 13.1%
Duksan Hi-Metal Co., Ltd.(a)	71,618	1,683,895
Hankook Tire Co., Ltd.	65,221	2,954,930
Huchems Fine Chemical Corp.	105,050	2,369,861
Hyundai Mobis	16,737	4,816,968
Hyundai Motor Co.	37,347	7,472,032
Iljin Display Co., Ltd.	97,500	1,901,978
LG Chem Ltd.	7,982	2,171,296
LG Display Co., Ltd.(a)	194,930	5,455,300
NHN Corp.	6,260	1,515,809
Samsung Electronics Co., Ltd.	19,090	27,038,688
Samsung Engineering Co., Ltd.	18,248	2,584,995
Samsung SDI Co., Ltd.	21,250	2,717,152
SK Hynix, Inc.(a)	183,780	4,472,544
SK Innovation Co., Ltd.	25,103	4,097,036
Suprema, Inc.(a)	95,402	1,728,510
Total		72,980,994

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Emerging Markets Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Taiwan 6.5%
Airtac International Group	454,000	2,671,995
Far EasTone Telecommunications Co., Ltd.	2,373,000	5,517,571
Giant Manufacturing Co., Ltd.	459,800	2,540,374
Hon Hai Precision Industry Co., Ltd.	2,037,000	5,683,238
MediaTek, Inc.	277,000	3,139,634
PChome Online, Inc.	456,854	2,305,065
Taiwan Semiconductor Manufacturing Co., Ltd.	2,194,190	7,757,079
Tong Hsing Electronic Industries Ltd.	467,000	2,003,451
TPK Holding Co., Ltd.	255,000	4,923,106
Total		36,541,513
Thailand 6.9%
Advanced Information Service PCL, Foreign Registered Shares	844,100	5,868,365
Bangkok Bank PCL, Foreign Registered Shares	1,130,700	8,806,969
BEC World PCL, Foreign Registered Shares	1,933,800	4,364,539
CP ALL PCL, Foreign Registered Shares	1,830,800	2,903,598
Home Product Center PCL, Foreign Registered Shares	4,629,160	2,551,379
Kasikornbank PCL, Foreign Registered Shares	1,108,000	8,113,836
Robinson Department Store PCL, Foreign Registered Shares	1,390,300	3,433,365
Siam Cement PCL, NVDR	175,700	2,737,174
Total		38,779,225

Common Stocks (continued)

Issuer	Shares	Value ($)
Turkey 5.5%
Anadolu Hayat Emeklilik AS	404,339	1,250,610
Arcelik AS	857,238	5,439,888
Ford Otomotiv Sanayi AS	320,755	3,781,875
Tofas Turk Otomobil Fabrikasi AS	834,693	5,180,617
Turk Traktor ve Ziraat Makineleri AS	96,080	3,151,214
Turkiye Garanti Bankasi AS	860,066	4,113,269
Turkiye Halk Bankasi AS	774,601	7,650,769
Total		30,568,242
Total Common Stocks (Cost: $407,388,697)		534,464,079
Preferred Stocks 1.2%
Brazil 0.8%
Petroleo Brasileiro SA	510,800	4,286,344
South Korea 0.4%
Samsung Electronics Co., Ltd.	2,850	2,304,434
Total Preferred Stocks (Cost: $3,832,244)		6,590,778
Money Market Funds 4.2%
Columbia Short-Term Cash Fund, 0.128%(c)(d)	23,656,254	23,656,254
Total Money Market Funds (Cost: $23,656,254)		23,656,254
Total Investments (Cost: $434,877,195)		564,711,111
Other Assets & Liabilities, Net		(5,632,531)
Net Assets		559,078,580

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $7,855,965 or 1.41% of net assets.

(c)  The rate shown is the seven-day current annualized yield at February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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8

Columbia Emerging Markets Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,468,836	98,567,655	(81,380,237)	—	23,656,254	5,840	23,656,254

Abbreviation Legend

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

NVDR  Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1— Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2— Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3— Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Emerging Markets Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	12,319,136	71,860,755	—	84,179,891
Consumer Staples	15,042,778	49,471,821	—	64,514,599
Energy	13,672,111	35,071,343	—	48,743,454
Financials	41,593,042	85,778,003	—	127,371,045
Health Care	6,516,544	2,483,978	—	9,000,522
Industrials	14,614,747	33,996,401	—	48,611,148
Information Technology	4,358,902	86,576,954	—	90,935,856
Materials	9,690,790	17,876,001	—	27,566,791
Telecommunication Services	4,224,029	19,067,992	—	23,292,021
Utilities	—	10,248,753	—	10,248,753
Preferred Stocks
Energy	4,286,343	—	—	4,286,343
Information Technology	—	2,304,434	—	2,304,434
Total Equity Securities	126,318,422	414,736,435	—	541,054,857
Other
Money Market Funds	23,656,254	—	—	23,656,254
Total Other	23,656,254	—	—	23,656,254
Total	149,974,676	414,736,435	—	564,711,111

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Emerging Markets Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of August 31, 2012	2,906,255
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	(2,906,255)
Balance as of February 28, 2013	—

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Emerging Markets Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $411,220,941)	$541,054,857
Affiliated issuers (identified cost $23,656,254)	23,656,254
Total investments (identified cost $434,877,195)	564,711,111
Foreign currency (identified cost $1,366,611)	1,366,611
Receivable for:
Investments sold	4,144,133
Capital shares sold	2,032,898
Dividends	763,408
Reclaims	30,867
Expense reimbursement due from Investment Manager	2,597
Prepaid expenses	2,773
Trustees' deferred compensation plan	25,182
Total assets	573,079,580
Liabilities
Payable for:
Investments purchased	13,509,573
Capital shares purchased	343,597
Investment management fees	19,244
Distribution and/or service fees	409
Transfer agent fees	68,388
Administration fees	1,212
Compensation of board members	1,110
Chief compliance officer expenses	77
Other expenses	32,208
Trustees' deferred compensation plan	25,182
Total liabilities	14,001,000
Net assets applicable to outstanding capital stock	$559,078,580
Represented by
Paid-in capital	$421,755,078
Excess of distributions over net investment income	(1,249,388)
Accumulated net realized gain	8,726,393
Unrealized appreciation (depreciation) on:
Investments	129,833,916
Foreign currency translations	12,581
Total — representing net assets applicable to outstanding capital stock	$559,078,580

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Emerging Markets Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$15,584,650
Shares outstanding	1,497,416
Net asset value per share	$10.41
Maximum offering price per share(a)	$11.05
Class B
Net assets	$2,500
Shares outstanding	246
Net asset value per share(b)	$10.17
Class C
Net assets	$3,299,033
Shares outstanding	323,840
Net asset value per share	$10.19
Class I
Net assets	$236,893,910
Shares outstanding	22,619,587
Net asset value per share	$10.47
Class K
Net assets	$2,500
Shares outstanding	239
Net asset value per share(b)	$10.44
Class R
Net assets	$429,756
Shares outstanding	41,397
Net asset value per share	$10.38
Class R5
Net assets	$1,621,193
Shares outstanding	154,543
Net asset value per share	$10.49
Class W
Net assets	$30,428,915
Shares outstanding	2,924,500
Net asset value per share	$10.40
Class Y
Net assets	$2,698
Shares outstanding	257
Net asset value per share(b)	$10.51
Class Z
Net assets	$270,813,425
Shares outstanding	25,909,651
Net asset value per share	$10.45

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Emerging Markets Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,851,468
Dividends — affiliated issuers	5,840
Interest	15
Income from securities lending — net	42,054
Foreign taxes withheld	(315,547)
Total income	2,583,830
Expenses:
Investment management fees	3,107,685
Distribution and/or service fees
Class A	15,536
Class C	15,236
Class R	1,203
Class W	41,221
Transfer agent fees
Class A	19,028
Class C	4,675
Class R	741
Class R5(a)	5
Class W	50,696
Class Z	312,157
Administration fees	195,760
Compensation of board members	15,405
Custodian fees	132,225
Printing and postage fees	62,863
Registration fees	62,185
Professional fees	21,273
Chief compliance officer expenses	204
Other	41,027
Total expenses	4,099,125
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(487,494)
Total net expenses	3,611,631
Net investment loss	(1,027,801)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	21,773,785
Foreign currency translations	(224,827)
Net realized gain	21,548,958
Net change in unrealized appreciation (depreciation) on:
Investments	45,970,635
Foreign currency translations	15,976
Foreign capital gains tax	2,002,125
Net change in unrealized appreciation (depreciation)	47,988,736
Net realized and unrealized gain	69,537,694
Net increase in net assets resulting from operations	$68,509,893

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Emerging Markets Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013(a) (Unaudited)	Year Ended August 31, 2012(b)	Year Ended March 31, 2012
Operations
Net investment income (loss)	$(1,027,801)	$3,367,642	$3,450,760
Net realized gain (loss)	21,548,958	(10,607,643)	19,330,314
Net change in unrealized appreciation (depreciation)	47,988,736	(16,444,132)	(65,783,832)
Net increase (decrease) in net assets resulting from operations	68,509,893	(23,684,133)	(43,002,758)
Distributions to shareholders
Net investment income
Class A	(52,693)	—	—
Class C	(4,710)	—	—
Class I	(1,395,035)	—	—
Class R	(1,661)	—	—
Class R5	(15)	—	—
Class W	(147,818)	—	—
Class Y	(16)	—	—
Class Z	(1,091,743)	—	—
Net realized gains
Class A	—	(512,127)	(592,509)
Class C	—	(127,996)	(98,528)
Class I	—	(10,754,774)	(4,482,137)
Class R	—	(22,097)	(121)
Class W	—	(1,438,404)	(2,457,505)
Class Z	—	(8,210,326)	(15,459,948)
Total distributions to shareholders	(2,693,691)	(21,065,724)	(23,090,748)
Increase (decrease) in net assets from capital stock activity	33,131,051	37,390,292	37,201,115
Total increase (decrease) in net assets	98,947,253	(7,359,565)	(28,892,391)
Net assets at beginning of period	460,131,327	467,490,892	496,383,283
Net assets at end of period	$559,078,580	$460,131,327	$467,490,892
Undistributed (excess of distributions over) net investment income	$(1,249,388)	$2,472,104	$(897,513)

(a) Class R5 and Class Y are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Emerging Markets Fund

Statements of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a)(b) (Unaudited)		Year Ended August 31, 2012(c)		Year Ended March 31, 2012
	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	437,151	4,489,834	162,311	1,508,117	555,663	5,446,196
Distributions reinvested	4,600	47,103	53,170	458,327	44,090	458,094
Redemptions	(175,679)	(1,752,404)	(209,407)	(1,946,160)	(453,183)	(4,533,244)
Net increase	266,072	2,784,533	6,074	20,284	146,570	1,371,046
Class B shares
Subscriptions	246	2,500	—	—	—	—
Net increase	246	2,500	—	—	—	—
Class C shares
Subscriptions	54,007	540,424	66,130	597,104	196,797	1,842,538
Distributions reinvested	434	4,355	13,992	118,375	7,347	75,603
Redemptions	(47,674)	(472,592)	(55,595)	(489,620)	(95,911)	(934,131)
Net increase	6,767	72,187	24,527	225,859	108,233	984,010
Class I shares
Subscriptions	180,379	1,789,714	4,799,454	47,189,400	17,888,097	179,326,082
Distributions reinvested	135,571	1,395,022	1,241,880	10,754,682	430,963	4,482,016
Redemptions	(3,945,443)	(38,905,123)	(1,156,924)	(10,483,515)	(6,063,738)	(63,290,156)
Net increase (decrease)	(3,629,493)	(35,720,387)	4,884,410	47,460,567	12,255,322	120,517,942
Class K shares
Subscriptions	239	2,500	—	—	—	—
Net increase	239	2,500	—	—	—	—
Class R shares
Subscriptions	5,736	57,802	4,178	38,451	54,120	491,245
Distributions reinvested	162	1,653	2,559	22,006	—	—
Redemptions	(18,750)	(187,235)	(3,907)	(35,413)	(2,915)	(28,812)
Net increase (decrease)	(12,852)	(127,780)	2,830	25,044	51,205	462,433
Class R5 shares
Subscriptions	154,543	1,613,244	—	—	—	—
Net increase	154,543	1,613,244	—	—	—	—
Class W shares
Subscriptions	427,067	4,264,410	592,737	5,381,728	2,191,717	22,357,223
Distributions reinvested	14,449	147,809	166,858	1,438,313	236,514	2,457,384
Redemptions	(984,818)	(10,012,539)	(377,133)	(3,465,882)	(3,750,857)	(36,168,400)
Net increase (decrease)	(543,302)	(5,600,320)	382,462	3,354,159	(1,322,626)	(11,353,793)
Class Y shares
Subscriptions	257	2,500	—	—	—	—
Net increase	257	2,500	—	—	—	—
Class Z shares
Subscriptions	10,096,755	103,437,987	941,857	8,507,338	3,480,320	34,454,928
Distributions reinvested	64,663	664,735	635,329	5,495,596	889,517	9,250,974
Redemptions	(3,406,407)	(34,000,648)	(3,000,548)	(27,698,555)	(12,230,897)	(118,486,425)
Net increase (decrease)	6,755,011	70,102,074	(1,423,362)	(13,695,621)	(7,861,060)	(74,780,523)
Total net increase	2,997,488	33,131,051	3,876,941	37,390,292	3,377,644	37,201,115

(a) Class B and Class K commenced operations February 28, 2013.

(b) Class R5 and Class Y are for the period November 8, 2012 (commencement of operations) to February 28, 2013.

(c) For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Emerging Markets Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$9.08		$10.01		$11.48		$11.27		$6.42		$14.96		$17.77
Income from investment operations:
Net investment income (loss)	(0.04)		0.05		0.05		0.01		(0.01)		0.07		0.04	(c)
Net realized and unrealized gain (loss)	1.41		(0.55)		(0.95)		1.75		5.00		(6.36)		(1.63)
Total from investment operations	1.37		(0.50)		(0.90)		1.76		4.99		(6.29)		(1.59)
Less distributions to shareholders:
Net investment income	(0.04)		—		—		(0.09)		(0.14)		—		(0.06)
Net realized gains	—		(0.43)		(0.57)		(1.46)		—		(2.26)		(1.16)
Total distributions to shareholders	(0.04)		(0.43)		(0.57)		(1.55)		(0.14)		(2.26)		(1.22)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(d)	0.01		0.00	(d)
Net asset value, end of period	$10.41		$9.08		$10.01		$11.48		$11.27		$6.42		$14.96
Total return	15.14%		(4.80%)		(8.06%)		16.74%		78.17%		(49.44%)		(9.80%)
Ratios to average net assets(e)(f)
Total gross expenses	2.04	%(g)	2.08	%(g)	2.08	%(h)	1.96	%(h)	1.77	%(h)	2.14%		1.90	%(g)(h)
Total net expenses(i)	1.79	%(g)	1.92	%(g)(j)	1.87	%(h)(j)	1.65	%(h)(j)	1.74	%(h)(j)	1.96	%(j)	1.85	%(g)(h)(j)
Net investment income (loss)	(0.73	%)(g)	1.41	%(g)	0.54%		0.07%		(0.12%)		0.71%		0.46	%(g)
Supplemental data
Net assets, end of period (in thousands)	$15,585		$11,177		$12,260		$12,388		$6,362		$917		$1,231
Portfolio turnover	41%		35%		117%		78%		74%		82%		29%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Certain line items from prior years have been reclassified to conform to the current presentation.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$8.89		$9.84		$11.39		$11.21		$6.36		$14.94		$17.77
Income from investment operations:
Net investment income (loss)	(0.07)		0.02		(0.03)		(0.07)		(0.09)		0.00	(c)	(0.04	)(d)
Net realized and unrealized gain (loss)	1.38		(0.54)		(0.95)		1.73		4.97		(6.33)		(1.61)
Total from investment operations	1.31		(0.52)		(0.98)		1.66		4.88		(6.33)		(1.65)
Less distributions to shareholders:
Net investment income	(0.01)		—		—		(0.02)		(0.03)		—		(0.02)
Net realized gains	—		(0.43)		(0.57)		(1.46)		—		(2.26)		(1.16)
Total distributions to shareholders	(0.01)		(0.43)		(0.57)		(1.48)		(0.03)		(2.26)		(1.18)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(c)	0.01		0.00	(c)
Net asset value, end of period	$10.19		$8.89		$9.84		$11.39		$11.21		$6.36		$14.94
Total return	14.79%		(5.09%)		(8.86%)		15.92%		76.73%		(49.82%)		(10.11%)
Ratios to average net assets(e)(f)
Total gross expenses	2.79	%(g)	2.83	%(g)	2.83	%(h)	2.71	%(h)	2.52	%(h)	2.89%		2.65	%(g)(h)
Total net expenses(i)	2.54	%(g)	2.67	%(g)(j)	2.62	%(h)(j)	2.40	%(h)(j)	2.49	%(h)(j)	2.71	%(j)	2.60	%(g)(h)(j)
Net investment income (loss)	(1.49	%)(g)	0.65	%(g)	(0.27%)		(0.62%)		(0.86%)		(0.01%)		(0.44	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$3,299		$2,820		$2,879		$2,100		$1,540		$242		$458
Portfolio turnover	41%		35%		117%		78%		74%		82%		29%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 28, 2007 (commencement of operations) to March 31 2008.

(c)  Rounds to zero.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Certain line items from prior years have been reclassified to conform to the current presentation.

(g)  Annualized.

(h)  Includes interest expense which rounds to less than 0.01%.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class I	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.13		$10.04		$11.48		$11.71
Income from investment operations:
Net investment income (loss)	(0.01)		0.07		0.06		(0.01)
Net realized and unrealized gain (loss)	1.41		(0.55)		(0.93)		0.88
Total from investment operations	1.40		(0.48)		(0.87)		0.87
Less distributions to shareholders:
Net investment income	(0.06)		—		—		(0.10)
Net realized gains	—		(0.43)		(0.57)		(1.00)
Total distributions to shareholders	(0.06)		(0.43)		(0.57)		(1.10)
Net asset value, end of period	$10.47		$9.13		$10.04		$11.48
Total return	15.36%		(4.58%)		(7.79%)		7.75%
Ratios to average net assets(c)(d)
Total gross expenses	1.48	%(e)	1.53	%(e)	1.56	%(f)	1.59	%(e)(f)
Total net expenses(g)	1.34	%(e)	1.48	%(e)	1.51	%(f)	1.33	%(e)(f)
Net investment income (loss)	(0.29	%)(e)	1.86	%(e)	0.65%		(0.09	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$236,894		$239,618		$214,524		$104,595
Portfolio turnover	41%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class R	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.06		$9.99		$11.49		$11.70
Income from investment operations:
Net investment income (loss)	(0.05)		0.04		(0.06)		(0.06)
Net realized and unrealized gain (loss)	1.40		(0.54)		(0.87)		0.91
Total from investment operations	1.35		(0.50)		(0.93)		0.85
Less distributions to shareholders:
Net investment income	(0.03)		—		—		(0.06)
Net realized gains	—		(0.43)		(0.57)		(1.00)
Total distributions to shareholders	(0.03)		(0.43)		(0.57)		(1.06)
Net asset value, end of period	$10.38		$9.06		$9.99		$11.49
Total return	14.95%		(4.81%)		(8.32%)		7.50%
Ratios to average net assets(c)(d)
Total gross expenses	2.29	%(e)	2.33	%(e)	2.37	%(f)	2.21	%(e)(f)
Total net expenses(g)	2.04	%(e)	2.17	%(e)(h)	2.20	%(f)(h)	1.91	%(e)(f)(h)
Net investment income (loss)	(0.99	%)(e)	1.15	%(e)	(0.58%)		(0.97	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$430		$491		$514		$2
Portfolio turnover	41%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013(a)
Class R5	(Unaudited)
Per share data
Net asset value, beginning of period	$9.72
Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain	0.84
Total from investment operations	0.83
Less distributions to shareholders:
Net investment income	(0.06)
Total distributions to shareholders	(0.06)
Net asset value, end of period	$10.49
Total return	8.54%
Ratios to average net assets(b)
Total gross expenses	1.56	%(c)
Total net expenses(d)	1.35	%(c)
Net investment loss	(0.24	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$1,621
Portfolio turnover	41%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class W	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.07		$10.00		$11.48		$11.70
Income from investment operations:
Net investment income (loss)	(0.04)		0.05		0.07		(0.02)
Net realized and unrealized gain (loss)	1.41		(0.55)		(0.98)		0.88
Total from investment operations	1.37		(0.50)		(0.91)		0.86
Less distributions to shareholders:
Net investment income	(0.04)		—		—		(0.08)
Net realized gains	—		(0.43)		(0.57)		(1.00)
Total distributions to shareholders	(0.04)		(0.43)		(0.57)		(1.08)
Net asset value, end of period	$10.40		$9.07		$10.00		$11.48
Total return	15.16%		(4.81%)		(8.15%)		7.61%
Ratios to average net assets(c)(d)
Total gross expenses	2.04	%(e)	2.09	%(e)	2.09	%(f)	1.95	%(e)(f)
Total net expenses(g)	1.79	%(e)	1.92	%(e)(h)	1.85	%(f)(h)	1.65	%(e)(f)(h)
Net investment income (loss)	(0.75	%)(e)	1.41	%(e)	0.73%		(0.41	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$30,429		$31,470		$30,863		$50,623
Portfolio turnover	41%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013(a)
Class Y	(Unaudited)
Per share data
Net asset value, beginning of period	$9.74
Income from investment operations
Net investment loss	(0.01)
Net realized and unrealized gain	0.84
Total from investment operations	0.83
Less distributions to shareholders:
Net investment income	(0.06)
Total distributions to shareholders	(0.06)
Net asset value, end of period	$10.51
Total return	8.54%
Ratios to average net assets(b)
Total gross expenses	1.51	%(c)
Total net expenses(d)	1.34	%(c)
Net investment loss	(0.46	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	41%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.11		$10.03		$11.49		$11.26		$6.42		$14.94		$14.06
Income from investment operations:
Net investment income (loss)	(0.02)		0.06		0.09		0.06		0.05		0.11		0.12	(b)
Net realized and unrealized gain (loss)	1.41		(0.55)		(0.98)		1.74		4.97		(6.38)		2.04
Total from investment operations	1.39		(0.49)		(0.89)		1.80		5.02		(6.27)		2.16
Less distributions to shareholders:
Net investment income	(0.05)		—		—		(0.11)		(0.18)		—		(0.12)
Net realized gains	—		(0.43)		(0.57)		(1.46)		—		(2.26)		(1.16)
Total distributions to shareholders	(0.05)		(0.43)		(0.57)		(1.57)		(0.18)		(2.26)		(1.28)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(c)	0.01		0.00	(c)
Net asset value, end of period	$10.45		$9.11		$10.03		$11.49		$11.26		$6.42		$14.94
Total return	15.31%		(4.69%)		(7.96%)		17.16%		78.84%		(49.37%)		14.31%
Ratios to average net assets(d)(e)
Total gross expenses	1.79	%(f)	1.83	%(f)	1.83	%(g)	1.71	%(g)	1.52	%(g)	1.89%		1.89	%(g)
Total net expenses(h)	1.54	%(f)	1.67	%(f)(i)	1.61	%(g)(i)	1.40	%(g)(i)	1.49	%(g)(i)	1.71	%(i)	1.85	%(g)(i)
Net investment income (loss)	(0.48	%)(f)	1.65	%(f)	0.87%		0.52%		0.47%		1.01%		0.73%
Supplemental data
Net assets, end of period (in thousands)	$270,813		$174,554		$206,451		$326,675		$396,849		$237,412		$1,014,715
Portfolio turnover	41%		35%		117%		78%		74%		82%		29%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Certain line items from prior years have been reclassified to conform to the current presentation.

(f)  Annualized.

(g)  Includes interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Emerging Markets Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W, Class Y and Class Z shares. Effective March 19, 2013, the Fund also offers Class R4 shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares commenced operations on February 28, 2013.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares are not subject to sales charges and are closed to new investors. Class K shares commenced operations on February 28, 2013.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on March 19, 2013.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements. Class Y shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for

Semiannual Report 2013
25

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as

Semiannual Report 2013
26

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.27% to 0.66% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 1.27% of the Fund's average daily net assets.

Effective March 16, 2013, investment management fee will be an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.10% to 0.71% as the Fund's net assets increase.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.06% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American

Semiannual Report 2013
27

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Effective November 8, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.31%
Class C	0.31
Class R	0.31
Class R5	0.01
Class W	0.31
Class Z	0.31

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $35,938 for Class A, and $83 for Class C shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through March 15, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.79%
Class B	2.54
Class C	2.54
Class I	1.34
Class K	1.64
Class R	2.04
Class R5	1.39
Class W	1.79
Class Y	1.34
Class Z	1.54

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges

Semiannual Report 2013
28

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effective March 16, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses in the same manner as above, through December 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, will not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.78%
Class B	2.53
Class C	2.53
Class I	1.33
Class K	1.63
Class R	2.03
Class R5	1.38
Class W	1.78
Class Y	1.33
Class Z	1.53

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $434,877,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$135,192,000
Unrealized depreciation	(5,358,000)
Net unrealized appreciation	$129,834,000

The following capital loss carryforward, determined as of August 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2013	$36,739
Unlimited short-term	11,330,275
Total	$11,367,014

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $220,024,980 and $202,582,642, respectively, for the six months ended February 28, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established

Semiannual Report 2013
29

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 28, 2013, three unaffiliated shareholder accounts owned an aggregate of 45.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 42.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 and Note 3 above and as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

At the close of business on March 15, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Emerging Markets Opportunity Fund, a series of Columbia Funds Series Trust II (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved the plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its

Semiannual Report 2013
30

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
31

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Semiannual Report 2013
32

Columbia Emerging Markets Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Emerging Markets Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR142_08_C01_(04/13)

Semiannual Report

February 28, 2013

Columbia Greater China Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Greater China Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Greater China Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	21
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Greater China Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Greater China Fund (the Fund) Class A shares returned 17.12% excluding sales charges for the six months ended February 28, 2013.

>  The Fund underperformed its benchmarks, the MSCI China Index (Net) and the Hang Seng Index which returned 20.29% and 18.19%, respectively, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/16/97
Excluding sales charges		17.12	2.40	-0.66	15.66
Including sales charges		10.38	-3.50	-1.83	14.97
Class B	05/16/97
Excluding sales charges		16.66	1.63	-1.41	14.79
Including sales charges		11.66	-3.37	-1.76	14.79
Class C	05/16/97
Excluding sales charges		16.65	1.63	-1.40	14.78
Including sales charges		15.65	0.63	-1.40	14.78
Class I*	08/02/11	17.36	2.86	-0.52	15.74
Class R5*	11/08/12	17.25	2.51	-0.64	15.67
Class W*	06/18/12	17.13	2.46	-0.65	15.66
Class Z	05/16/97	17.26	2.66	-0.40	16.26
MSCI China Index (Net)		20.29	4.01	-0.76	19.00
Heng Seng Index		18.19	6.20	-1.04	9.76

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI China Index (Net) is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group.

The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Greater China Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Industrial & Commercial Bank of China Ltd., Class H	8.9
China Construction Bank Corp., Class H	8.1
CNOOC Ltd.	6.4
Tencent Holdings Ltd.	6.0
PetroChina Co., Ltd., Class H	5.2
China Vanke Co., Ltd., Class B	5.1
China Life Insurance Co., Ltd., Class H	4.3
Ping An Insurance Group Co. of China Ltd., Class H	4.3
China Shenhua Energy Co., Ltd., Class H	3.1
China Merchants Bank Co., Ltd., Class H	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 28, 2013)
China	92.3
Hong Kong	5.9
Taiwan	0.4
United States(a)	1.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Greater China Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,171.20		1,017.26	8.18		7.60	1.52
Class B	1,000.00	1,000.00	1,166.60		1,013.54	12.19		11.33	2.27
Class C	1,000.00	1,000.00	1,166.50		1,013.54	12.19		11.33	2.27
Class I	1,000.00	1,000.00	1,173.60		1,019.44	5.82		5.41	1.08
Class R5	1,000.00	1,000.00	1,070.70	*	1,019.09	3.62	*	5.76	1.15 *
Class W	1,000.00	1,000.00	1,171.30		1,017.36	8.08		7.50	1.50
Class Z	1,000.00	1,000.00	1,172.60		1,018.45	6.90		6.41	1.28

*For the period November 8, 2012 through February 28, 2013. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Greater China Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.2%

Issuer	Shares	Value ($)
Consumer Discretionary 9.3%
Automobiles 2.4%
Brilliance China Automotive Holdings Ltd.(a)	930,000	1,281,635
Great Wall Motor Co., Ltd., Class H	1,013,000	3,959,593
Total		5,241,228
Diversified Consumer Services 0.8%
New Oriental Education & Technology Group, ADR	109,315	1,661,588
Hotels, Restaurants & Leisure 2.8%
Galaxy Entertainment Group Ltd.(a)	457,000	1,911,805
Sands China Ltd.	293,600	1,396,250
Tsui Wah Holdings Ltd.(a)	5,538,000	2,740,768
Total		6,048,823
Household Durables 0.6%
Haier Electronics Group Co., Ltd.(a)	789,000	1,427,366
Internet & Catalog Retail 0.4%
Vipshop Holdings Ltd., ADR(a)	37,405	968,041
Specialty Retail 0.7%
Sa Sa International Holdings Ltd.	1,370,000	1,456,570
Textiles, Apparel & Luxury Goods 1.6%
Anta Sports Products Ltd.	1,361,000	1,288,185
Trinity Ltd.	4,024,598	2,279,938
Total		3,568,123
Total Consumer Discretionary		20,371,739
Consumer Staples 6.2%
Food & Staples Retailing 2.0%
Sun Art Retail Group Ltd.	2,442,500	3,400,122
Wumart Stores, Inc., Class H	552,000	1,083,932
Total		4,484,054
Food Products 3.1%
Tingyi Cayman Islands Holding Corp.	1,306,000	3,422,203
Want Want China Holdings Ltd.	2,368,000	3,313,911
Total		6,736,114
Personal Products 1.1%
Hengan International Group Co., Ltd.	231,000	2,340,090
Total Consumer Staples		13,560,258

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 17.5%
Oil, Gas & Consumable Fuels 17.5%
China Petroleum & Chemical Corp., Class H	4,778,000	5,425,321
China Shenhua Energy Co., Ltd., Class H	1,773,000	6,705,338
CNOOC Ltd.	7,140,500	13,955,505
Kunlun Energy Co., Ltd.	536,000	1,110,198
PetroChina Co., Ltd., Class H	8,230,000	11,279,392
Total		38,475,754
Total Energy		38,475,754
Financials 41.0%
Capital Markets 1.5%
Haitong Securities Co., Ltd., Class H(a)	1,926,800	3,241,036
Commercial Banks 21.8%
Bank of China Ltd., Class H	8,578,000	4,043,465
China Construction Bank Corp., Class H	21,485,340	17,699,750
China Merchants Bank Co., Ltd., Class H	3,088,090	6,686,572
Industrial & Commercial Bank of China Ltd., Class H	27,103,000	19,430,655
Total		47,860,442
Insurance 8.5%
China Life Insurance Co., Ltd., Class H	3,211,000	9,464,681
Ping An Insurance Group Co. of China Ltd., Class H	1,112,000	9,292,237
Total		18,756,918
Real Estate Management & Development 9.2%
China Overseas Land & Investment Ltd.	2,128,320	6,449,404
China Vanke Co., Ltd., Class B	5,482,510	11,137,598
KWG Property Holding Ltd.	1,484,000	1,016,661
Wharf Holdings Ltd.	180,000	1,572,098
Total		20,175,761
Total Financials		90,034,157

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Greater China Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 2.2%
Pharmaceuticals 2.2%
China Medical System Holdings Ltd.	2,088,000	1,911,170
China Pharmaceutical Group Ltd.(a)	3,066,000	1,230,707
Sino Biopharmaceutical	2,908,000	1,669,933
Total		4,811,810
Total Health Care		4,811,810
Industrials 5.5%
Construction & Engineering 2.0%
China Communications Construction Co., Ltd., Class H	4,610,000	4,359,097
Industrial Conglomerates 1.0%
Beijing Enterprises Holdings Ltd.	150,000	1,147,490
Chongqing Machinery & Electric Co., Ltd.	6,624,000	1,073,693
Total		2,221,183
Machinery 1.0%
CIMC Enric Holdings Ltd.	1,894,000	2,096,709
Road & Rail 0.5%
Guangshen Railway Co., Ltd., Class H	2,340,000	1,117,218
Transportation Infrastructure 1.0%
China Merchants Holdings International Co., Ltd.	668,000	2,312,604
Total Industrials		12,106,811
Information Technology 9.2%
Computers & Peripherals 1.1%
Lenovo Group Ltd.	2,260,000	2,520,203
Electronic Equipment, Instruments & Components 0.3%
Tong Hsing Electronic Industries Ltd.	138,000	592,026
Internet Software & Services 6.8%
PChome Online, Inc.	73,000	368,323
SINA Corp.(a)	28,467	1,471,175
Tencent Holdings Ltd.	381,400	13,133,182
Total		14,972,680
Semiconductors & Semiconductor Equipment 1.0%
Spreadtrum Communications, Inc., ADR	126,218	2,210,077
Total Information Technology		20,294,986

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 5.6%
Diversified Telecommunication Services 2.7%
China Telecom Corp., Ltd., Class H	11,272,000	5,840,837
Wireless Telecommunication Services 2.9%
China Mobile Ltd.	582,000	6,394,612
Total Telecommunication Services		12,235,449
Utilities 2.7%
Gas Utilities 1.1%
ENN Energy Holdings Ltd.	484,000	2,428,999
Independent Power Producers & Energy Traders 1.6%
China Resources Power Holdings Co., Ltd.	710,000	1,915,999
Huaneng Power International, Inc., Class H	1,464,000	1,504,960
Total		3,420,959
Total Utilities		5,849,958
Total Common Stocks (Cost: $139,740,932)		217,740,922

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 0.128%(b)(c)	3,146,860	3,146,860
Total Money Market Funds (Cost: $3,146,860)		3,146,860
Total Investments (Cost: $142,887,792)		220,887,782
Other Assets & Liabilities, Net		(1,318,165)
Net Assets		219,569,617

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Greater China Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividend Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,577,521	27,517,805	(25,948,466)	3,146,860	740	3,146,860

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Greater China Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,629,629	17,742,110	—	20,371,739
Consumer Staples	—	13,560,258	—	13,560,258
Energy	—	38,475,754	—	38,475,754
Financials	—	90,034,157	—	90,034,157
Health Care	—	4,811,810	—	4,811,810
Industrials	—	12,106,811	—	12,106,811
Information Technology	3,681,252	16,613,734	—	20,294,986
Telecommunication Services	—	12,235,449	—	12,235,449
Utilities	—	5,849,958	—	5,849,958
Total Equity Securities	6,310,881	211,430,041	—	217,740,922
Other
Money Market Funds	3,146,860	—	—	3,146,860
Total Other	3,146,860	—	—	3,146,860
Total	9,457,741	211,430,041	—	220,887,782

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Greater China Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $139,740,932)	$217,740,922
Affiliated issuers (identified cost $3,146,860)	3,146,860
Total investments (identified cost $142,887,792)	220,887,782
Cash	830
Receivable for:
Investments sold	227
Capital shares sold	38,322
Dividends	117
Prepaid expenses	1,355
Trustees' deferred compensation plan	31,555
Total assets	220,960,188
Liabilities
Payable for:
Investments purchased	1,187,641
Capital shares purchased	94,836
Investment management fees	5,192
Distribution and/or service fees	1,285
Transfer agent fees	38,465
Administration fees	477
Compensation of board members	1,047
Chief compliance officer expenses	46
Other expenses	30,027
Trustees' deferred compensation plan	31,555
Total liabilities	1,390,571
Net assets applicable to outstanding capital stock	$219,569,617
Represented by
Paid-in capital	$138,350,075
Excess of distributions over net investment income	(723,629)
Accumulated net realized gain	3,943,181
Unrealized appreciation (depreciation) on:
Investments	77,999,990
Total — representing net assets applicable to outstanding capital stock	$219,569,617

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Greater China Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$85,805,533
Shares outstanding	1,760,086
Net asset value per share	$48.75
Maximum offering price per share(a)	$51.72
Class B
Net assets	$5,513,972
Shares outstanding	118,928
Net asset value per share	$46.36
Class C
Net assets	$20,315,926
Shares outstanding	431,577
Net asset value per share	$47.07
Class I
Net assets	$75,241,673
Shares outstanding	1,471,452
Net asset value per share	$51.13
Class R5
Net assets	$2,641
Shares outstanding	51
Net asset value per share(b)	$51.60
Class W
Net assets	$2,796
Shares outstanding	57
Net asset value per share(b)	$48.75
Class Z
Net assets	$32,687,076
Shares outstanding	640,420
Net asset value per share	$51.04

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Greater China Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$898,352
Dividends — affiliated issuers	740
Interest	3
Income from securities lending — net	35,173
Foreign taxes withheld	(55,398)
Total income	878,870
Expenses:
Investment management fees	945,531
Distribution and/or service fees
Class A	104,939
Class B	28,935
Class C	103,226
Class W	3
Transfer agent fees
Class A	82,712
Class B	5,706
Class C	20,355
Class W	2
Class Z	31,945
Administration fees	86,945
Compensation of board members	12,120
Custodian fees	21,604
Printing and postage fees	34,909
Registration fees	44,015
Professional fees	17,485
Chief compliance officer expenses	102
Other	10,973
Total expenses	1,551,507
Net investment loss	(672,637)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	9,735,885
Foreign currency translations	(2,509)
Net realized gain	9,733,376
Net change in unrealized appreciation (depreciation) on:
Investments	25,034,204
Foreign currency translations	(12)
Net change in unrealized appreciation (depreciation)	25,034,192
Net realized and unrealized gain	34,767,568
Net increase in net assets resulting from operations	$34,094,931

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Greater China Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013(a) (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income (loss)	$(672,637)	$2,585,556
Net realized gain (loss)	9,733,376	(5,651,893)
Net change in unrealized appreciation (depreciation)	25,034,192	(24,883,712)
Net increase (decrease) in net assets resulting from operations	34,094,931	(27,950,049)
Distributions to shareholders
Net investment income
Class A	(945,413)	(95,694)
Class B	(23,715)	—
Class C	(82,750)	—
Class I	(1,089,184)	(315,543)
Class R5	(35)	—
Class W	(32)	—
Class Z	(413,305)	(175,192)
Net realized gains
Class A	—	(4,895,233)
Class B	—	(571,491)
Class C	—	(1,483,438)
Class I	—	(4,251,213)
Class Z	—	(2,229,930)
Total distributions to shareholders	(2,554,434)	(14,017,734)
Increase (decrease) in net assets from capital stock activity	(13,523,326)	29,558,357
Total increase (decrease) in net assets	18,017,171	(12,409,426)
Net assets at beginning of period	201,552,446	213,961,872
Net assets at end of period	$219,569,617	$201,552,446
Undistributed (excess of distributions over) net investment income	$(723,629)	$2,503,442

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Greater China Fund

Statements of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a) (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	142,756	6,797,164	263,332	11,950,251
Distributions reinvested	16,934	816,550	102,174	4,132,927
Redemptions	(221,710)	(10,515,893)	(529,763)	(23,675,554)
Net decrease	(62,020)	(2,902,179)	(164,257)	(7,592,376)
Class B shares
Subscriptions	105	4,811	2,747	109,479
Distributions reinvested	395	18,146	9,574	369,086
Redemptions(b)	(26,172)	(1,169,230)	(141,425)	(6,084,993)
Net decrease	(25,672)	(1,146,273)	(129,104)	(5,606,428)
Class C shares
Subscriptions	7,894	370,402	29,732	1,258,930
Distributions reinvested	1,279	59,624	26,356	1,031,593
Redemptions	(81,238)	(3,648,721)	(167,590)	(7,224,467)
Net decrease	(72,065)	(3,218,695)	(111,502)	(4,933,944)
Class I shares
Subscriptions	12,550	580,595	1,443,525	72,093,909
Distributions reinvested	21,555	1,089,152	107,856	4,566,638
Redemptions	(135,785)	(6,791,532)	(325,529)	(15,923,851)
Net increase (decrease)	(101,680)	(5,121,785)	1,225,852	60,736,696
Class R5 shares
Subscriptions	51	2,500	—	—
Net increase	51	2,500	—	—
Class W shares
Subscriptions	—	—	57	2,500
Net increase	—	—	57	2,500
Class Z shares
Subscriptions	159,455	7,861,102	108,920	5,075,749
Distributions reinvested	5,843	294,856	31,619	1,337,189
Redemptions	(186,477)	(9,292,852)	(421,034)	(19,461,029)
Net decrease	(21,179)	(1,136,894)	(280,495)	(13,048,091)
Total net increase (decrease)	(282,565)	(13,523,326)	540,551	29,558,357

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Greater China Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$42.08		$51.02		$51.35		$44.30		$46.54		$58.78
Income from investment operations:
Net investment income (loss)	(0.17)		0.50		0.15		0.17		0.34		0.22
Net realized and unrealized gain (loss)	7.37		(6.83)		1.05		7.06		(2.08)		(12.02)
Total from investment operations	7.20		(6.33)		1.20		7.23		(1.74)		(11.80)
Less distributions to shareholders:
Net investment income	(0.53)		(0.05)		(0.17)		(0.22)		—		(0.46)
Net realized gains	—		(2.56)		(1.36)		—		(0.54)		(0.03)
Total distributions to shareholders	(0.53)		(2.61)		(1.53)		(0.22)		(0.54)		(0.49)
Proceeds from regulatory settlements	—		—		—		0.03		0.02		—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		0.01		0.02		0.05
Net asset value, end of period	$48.75		$42.08		$51.02		$51.35		$44.30		$46.54
Total return	17.12%		(12.20%)		2.03%		16.42%		(3.30%)		(20.24%)
Ratios to average net assets(a)(b)
Total gross expenses	1.52	%(c)	1.53%		1.58	%(d)	1.62	%(d)	1.69	%(d)	1.55	%(d)
Total net expenses(e)	1.52	%(c)	1.53	%(f)	1.58	%(d)(f)	1.62	%(d)(f)	1.69	%(d)(f)	1.55	%(d)(f)
Net investment income (loss)	(0.73	%)(c)	1.11%		0.26%		0.33%		0.96%		0.37%
Supplemental data
Net assets, end of period (in thousands)	$85,806		$76,683		$101,344		$116,870		$122,314		$154,413
Portfolio turnover	16%		38%		36%		23%		39%		16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Greater China Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$39.90		$48.83		$49.42		$42.77		$45.29		$57.29
Income from investment operations:
Net investment income (loss)	(0.31)		0.10		(0.28)		(0.20)		0.07		(0.23)
Net realized and unrealized gain (loss)	6.96		(6.47)		1.05		6.81		(2.09)		(11.73)
Total from investment operations	6.65		(6.37)		0.77		6.61		(2.02)		(11.96)
Less distributions to shareholders:
Net investment income	(0.19)		—		—		—		—		(0.06)
Net realized gains	—		(2.56)		(1.36)		—		(0.54)		(0.03)
Total distributions to shareholders	(0.19)		(2.56)		(1.36)		—		(0.54)		(0.09)
Proceeds from regulatory settlements	—		—		—		0.03		0.02		—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		0.01		0.02		0.05
Net asset value, end of period	$46.36		$39.90		$48.83		$49.42		$42.77		$45.29
Total return	16.66%		(12.86%)		1.27%		15.55%		(4.02%)		(20.83%)
Ratios to average net assets(a)(b)
Total gross expenses	2.27	%(c)	2.28%		2.33	%(d)	2.37	%(d)	2.44	%(d)	2.30	%(d)
Total net expenses(e)	2.27	%(c)	2.28	%(f)	2.33	%(d)(f)	2.37	%(d)(f)	2.44	%(d)(f)	2.30	%(d)(f)
Net investment income (loss)	(1.42	%)(c)	0.22%		(0.50%)		(0.42%)		0.21%		(0.40%)
Supplemental data
Net assets, end of period (in thousands)	$5,514		$5,769		$13,364		$16,718		$17,813		$21,880
Portfolio turnover	16%		38%		36%		23%		39%		16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Greater China Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$40.51		$49.52		$50.10		$43.36		$45.89		$58.05
Income from investment operations:
Net investment income (loss)	(0.32)		0.14		(0.28)		(0.21)		0.09		(0.22)
Net realized and unrealized gain (loss)	7.07		(6.59)		1.06		6.91		(2.12)		(11.90)
Total from investment operations	6.75		(6.45)		0.78		6.70		(2.03)		(12.12)
Less distributions to shareholders:
Net investment income	(0.19)		—		—		—		—		(0.06)
Net realized gains	—		(2.56)		(1.36)		—		(0.54)		(0.03)
Total distributions to shareholders	(0.19)		(2.56)		(1.36)		—		(0.54)		(0.09)
Proceeds from regulatory settlements	—		—		—		0.03		0.02		—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		0.01		0.02		0.05
Net asset value, end of period	$47.07		$40.51		$49.52		$50.10		$43.36		$45.89
Total return	16.65%		(12.84%)		1.28%		15.54%		(3.99%)		(20.84%)
Ratios to average net assets(a)(b)
Total gross expenses	2.27	%(c)	2.28%		2.33	%(d)	2.37	%(d)	2.44	%(d)	2.30	%(d)
Total net expenses(e)	2.27	%(c)	2.28	%(f)	2.33	%(d)(f)	2.37	%(d)(f)	2.44	%(d)(f)	2.30	%(d)(f)
Net investment income (loss)	(1.42	%)(c)	0.33%		(0.50%)		(0.43%)		0.24%		(0.38%)
Supplemental data
Net assets, end of period (in thousands)	$20,316		$20,401		$30,461		$36,371		$36,395		$39,620
Portfolio turnover	16%		38%		36%		23%		39%		16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Greater China Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class I	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$44.20		$53.36		$57.86
Income from investment operations:
Net investment income (loss)	(0.06)		0.73		0.09
Net realized and unrealized gain (loss)	7.72		(7.14)		(4.59)
Total from investment operations	7.66		(6.41)		(4.50)
Less distributions to shareholders:
Net investment income	(0.73)		(0.19)		—
Net realized gains	—		(2.56)		—
Total distributions to shareholders	(0.73)		(2.75)		—
Net asset value, end of period	$51.13		$44.20		$53.36
Total return	17.36%		(11.78%)		(7.78%)
Ratios to average net assets(b)(c)
Total gross expenses	1.08	%(d)	1.08%		3.00	%(d)(e)
Total net expenses(f)	1.08	%(d)	1.08	%(g)	1.56	%(d)(e)(g)
Net investment income (loss)	(0.26	%)(d)	1.57%		2.28	%(d)
Supplemental data
Net assets, end of period (in thousands)	$75,242		$69,532		$18,532
Portfolio turnover	16%		38%		36%

Notes to Financial Highlights

(a)  For the period from August 2, 2011 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Greater China Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$48.84
Income from investment operations:
Net investment loss	(0.16)
Net realized and unrealized gain	3.60
Total from investment operations	3.44
Less distributions to shareholders:
Net investment income	(0.68)
Total distributions to shareholders	(0.68)
Net asset value, end of period	$51.60
Total return	7.07%
Ratios to average net assets(b)
Total gross expenses	1.15	%(c)
Total net expenses(d)	1.15	%(c)
Net investment loss	(1.05	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	16%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Greater China Fund

Financial Highlights (continued)

Class W	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012(a)
Per share data
Net asset value, beginning of period	$42.10		$43.58
Income from investment operations:
Net investment loss	(0.17)		(0.05)
Net realized and unrealized gain (loss)	7.38		(1.43)
Total from investment operations	7.21		(1.48)
Less distributions to shareholders:
Net investment income	(0.56)		—
Total distributions to shareholders	(0.56)		—
Net asset value, end of period	$48.75		$42.10
Total return	17.13%		(3.40%)
Ratios to average net assets(b)(c)
Total gross expenses	1.50	%(d)	1.47	%(d)
Total net expenses(e)	1.50	%(d)	1.47	%(d)
Net investment loss	(0.71	%)(d)	(0.55	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$2
Portfolio turnover	16%		38%

Notes to Financial Highlights

(a)  For the period from June 18, 2012 (commencement of operations) to August 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Greater China Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$44.08		$53.35		$53.60		$46.20		$48.38		$61.05
Income from investment operations:
Net investment income (loss)	(0.12)		0.63		0.53		0.30		0.44		0.38
Net realized and unrealized gain (loss)	7.72		(7.14)		0.87		7.37		(2.12)		(12.47)
Total from investment operations	7.60		(6.51)		1.40		7.67		(1.68)		(12.09)
Less distributions to shareholders:
Net investment income	(0.64)		(0.20)		(0.29)		(0.31)		—		(0.60)
Net realized gains	—		(2.56)		(1.36)		—		(0.54)		(0.03)
Total distributions to shareholders	(0.64)		(2.76)		(1.65)		(0.31)		(0.54)		(0.63)
Proceeds from regulatory settlements	—		—		—		0.03		0.02		—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		0.01		0.02		0.05
Net asset value, end of period	$51.04		$44.08		$53.35		$53.60		$46.20		$48.38
Total return	17.26%		(11.98%)		2.31%		16.71%		(3.05%)		(20.04%)
Ratios to average net assets(a)(b)
Total gross expenses	1.28	%(c)	1.28%		1.31	%(d)	1.37	%(d)	1.44	%(d)	1.30	%(d)
Total net expenses(e)	1.28	%(c)	1.28	%(f)	1.31	%(d)(f)	1.37	%(d)(f)	1.44	%(d)(f)	1.30	%(d)(f)
Net investment income (loss)	(0.49	%)(c)	1.34%		0.88%		0.58%		1.17%		0.62%
Supplemental data
Net assets, end of period (in thousands)	$32,687		$29,165		$50,261		$55,021		$47,266		$43,170
Portfolio turnover	16%		38%		36%		23%		39%		16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Greater China Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Z shares. Effective March 19, 2013, the Fund also offers Class R4 shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on March 19, 2013.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign

Semiannual Report 2013
21

Columbia Greater China Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income

Semiannual Report 2013
22

Columbia Greater China Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.68% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.87% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2013
23

Columbia Greater China Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R5	0.05
Class W	0.16
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $25,605 for Class A, $5,418 for Class B and $666 for Class C shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective January 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.88%
Class B	2.63
Class C	2.63
Class I	1.50
Class R5	1.55
Class W	1.88
Class Z	1.63

Prior to January 1, 2013, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.93%
Class B	2.68
Class C	2.68
Class I	1.56
Class R5	1.61
Class W	1.93
Class Z	1.68

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is

Semiannual Report 2013
24

Columbia Greater China Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $142,888,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$79,001,000
Unrealized depreciation	(1,001,000)
Net unrealized appreciation	$78,000,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $4,765,412 at August 31, 2012 as arising on September 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $35,460,865 and $52,645,222, respectively, for the six months ended February 28, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 28, 2013, one unaffiliated shareholder account owned 10.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 32.6% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the

Semiannual Report 2013
25

Columbia Greater China Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 10. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Financial Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise

Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
26

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Semiannual Report 2013
28

Columbia Greater China Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Greater China Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR158_08_C01_(04/13)

Semiannual Report

February 28, 2013

Columbia Value and Restructuring Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Value and Restructuring Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Value and Restructuring Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	24
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Value and Restructuring Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Value and Restructuring Fund (the Fund) Class A shares returned 11.42% excluding sales charges for the six months ended February 28, 2013.

>  The Fund's benchmarks, the Russell 1000 Value Index and the S&P 500 Index, returned 13.15% and 8.95%, respectively, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		11.42	9.82	1.08	9.65
Including sales charges		5.03	3.51	-0.11	9.00
Class C*	09/28/07
Excluding sales charges		11.02	9.00	0.33	8.84
Including sales charges		10.05	8.04	0.33	8.84
Class I*	09/27/10	11.72	10.31	1.38	9.94
Class R*	12/31/04	11.32	9.57	0.83	9.38
Class R4*	11/08/12	11.62	10.13	1.33	9.91
Class R5*	11/08/12	11.62	10.13	1.33	9.91
Class W*	09/27/10	11.50	9.87	1.09	9.65
Class Y*	11/08/12	11.66	10.16	1.34	9.91
Class Z	12/31/92	11.60	10.10	1.33	9.91
Russell 1000 Value Index		13.15	17.63	3.88	8.77
S&P 500 Index		8.95	13.46	4.94	8.24

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Value and Restructuring Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Johnson & Johnson	3.3
Chevron Corp.	3.2
Apple, Inc.	3.0
Google, Inc., Class A	2.9
JPMorgan Chase & Co.	2.8
Berkshire Hathaway, Inc., Class B	2.7
Procter & Gamble Co. (The)	2.6
Citigroup, Inc.	2.3
Philip Morris International, Inc.	2.1
Pfizer, Inc.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2013)
Common Stocks	98.5
Consumer Discretionary	11.1
Consumer Staples	10.2
Energy	10.4
Financials	18.5
Health Care	13.9
Industrials	10.5
Information Technology	20.6
Materials	2.2
Telecommunication Services	1.1
Money Market Funds	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Guy Pope, CFA

J. Nicholas Smith, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Value and Restructuring Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,114.20		1,018.70	6.45		6.16	1.23
Class C	1,000.00	1,000.00	1,110.20		1,014.98	10.36		9.89	1.98
Class I	1,000.00	1,000.00	1,117.20		1,021.03	3.99		3.81	0.76
Class R	1,000.00	1,000.00	1,113.20		1,017.46	7.75		7.40	1.48
Class R4	1,000.00	1,000.00	1,126.80	*	1,020.28	2.94	*	4.56	0.91	*
Class R5	1,000.00	1,000.00	1,126.90	*	1,020.68	2.68	*	4.16	0.83	*
Class W	1,000.00	1,000.00	1,115.00		1,018.99	6.14		5.86	1.17
Class Y	1,000.00	1,000.00	1,127.20	*	1,021.03	2.46	*	3.81	0.76	*
Class Z	1,000.00	1,000.00	1,116.00		1,019.93	5.14		4.91	0.98

*For the period November 8, 2012 through February 28, 2013. Class R4 shares, Class R5 shares and Class Y shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Value and Restructuring Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%

Issuer	Shares	Value ($)
Consumer Discretionary 11.0%
Auto Components 0.6%
Delphi Automotive PLC(a)	366,180	15,324,633
Automobiles 0.8%
General Motors Co.(a)	723,060	19,631,079
Hotels, Restaurants & Leisure 2.6%
McDonald's Corp.	306,620	29,404,858
Wynn Resorts Ltd.	258,760	30,249,044
Total		59,653,902
Media 4.2%
Comcast Corp., Class A	349,305	13,898,846
DIRECTV(a)	417,820	20,126,389
Discovery Communications, Inc., Class A(a)	349,200	25,606,836
Viacom, Inc., Class B	637,240	37,253,051
Total		96,885,122
Specialty Retail 1.8%
Lowe's Companies, Inc.	607,910	23,191,767
Tiffany & Co.	261,820	17,583,831
Total		40,775,598
Textiles, Apparel & Luxury Goods 1.0%
Nike, Inc., Class B	410,140	22,336,224
Total Consumer Discretionary		254,606,558
Consumer Staples 10.1%
Beverages 2.8%
Diageo PLC, ADR	172,120	20,604,485
PepsiCo, Inc.	588,450	44,586,857
Total		65,191,342
Food & Staples Retailing 2.1%
CVS Caremark Corp.	634,840	32,453,021
Walgreen Co.	399,520	16,356,349
Total		48,809,370
Food Products 0.6%
Mondelez International, Inc., Class A	508,550	14,061,407
Household Products 2.5%
Procter & Gamble Co. (The)	763,800	58,186,284
Tobacco 2.1%
Philip Morris International, Inc.	520,400	47,746,700
Total Consumer Staples		233,995,103

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 10.3%
Energy Equipment & Services 2.0%
Halliburton Co.	1,081,990	44,913,405
Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.	157,800	12,557,724
Apache Corp.	263,500	19,570,145
Chevron Corp.	624,600	73,171,890
ConocoPhillips	573,900	33,257,505
Exxon Mobil Corp.	230,140	20,609,037
Noble Energy, Inc.	297,700	32,994,091
Total		192,160,392
Total Energy		237,073,797
Financials 18.3%
Capital Markets 5.8%
BlackRock, Inc.	168,200	40,325,950
Goldman Sachs Group, Inc. (The)	141,100	21,131,136
Invesco Ltd.	1,162,100	31,132,659
Morgan Stanley	686,080	15,471,104
State Street Corp.	446,700	25,278,753
Total		133,339,602
Commercial Banks 1.7%
Wells Fargo & Co.	1,099,090	38,556,077
Diversified Financial Services 6.2%
Bank of America Corp.	2,542,890	28,556,655
Citigroup, Inc.	1,248,150	52,384,856
JPMorgan Chase & Co.	1,288,310	63,024,125
Total		143,965,636
Insurance 4.6%
Aon PLC	755,100	46,129,059
Berkshire Hathaway, Inc., Class B(a)	599,095	61,203,545
Total		107,332,604
Total Financials		423,193,919
Health Care 13.8%
Biotechnology 1.4%
Celgene Corp.(a)	228,914	23,619,347
Vertex Pharmaceuticals, Inc.(a)	178,420	8,353,624
Total		31,972,971

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Value and Restructuring Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	885,510	29,921,383
Baxter International, Inc.	375,820	25,405,432
Covidien PLC	432,600	27,500,382
Total		82,827,197
Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	244,639	11,546,961
CIGNA Corp.	469,100	27,423,586
Express Scripts Holding Co.(a)	578,740	32,936,093
Total		71,906,640
Pharmaceuticals 5.7%
Johnson & Johnson	978,950	74,507,884
Pfizer, Inc.	1,723,970	47,185,059
Salix Pharmaceuticals Ltd.(a)	214,360	10,471,486
Total		132,164,429
Total Health Care		318,871,237
Industrials 10.4%
Aerospace & Defense 2.5%
Honeywell International, Inc.	417,880	29,293,388
United Technologies Corp.	325,390	29,464,065
Total		58,757,453
Air Freight & Logistics 1.4%
FedEx Corp.	305,910	32,252,091
Airlines 0.3%
Copa Holdings SA, Class A	53,860	5,624,061
Commercial Services & Supplies 1.2%
Tyco International Ltd.	880,000	28,168,800
Electrical Equipment 0.9%
Eaton Corp. PLC	325,000	20,140,250
Industrial Conglomerates 0.7%
General Electric Co.	716,010	16,625,752
Machinery 1.0%
Caterpillar, Inc.	255,000	23,554,350
Professional Services 1.5%
Nielsen Holdings NV(a)	998,400	33,636,096
Road & Rail 0.9%
Union Pacific Corp.	152,370	20,891,451
Total Industrials		239,650,304

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 20.5%
Communications Equipment 2.1%
F5 Networks, Inc.(a)	115,000	10,859,450
QUALCOMM, Inc.	560,860	36,809,242
Total		47,668,692
Computers & Peripherals 6.4%
Apple, Inc.	153,000	67,534,200
EMC Corp.(a)	1,676,200	38,569,362
Hewlett-Packard Co.	2,018,547	40,653,537
Total		146,757,099
Internet Software & Services 4.6%
eBay, Inc.(a)	683,910	37,396,199
Facebook, Inc., Class A(a)	166,805	4,545,436
Google, Inc., Class A(a)	81,130	65,001,356
Total		106,942,991
IT Services 3.4%
International Business Machines Corp.	219,010	43,983,778
Mastercard, Inc., Class A	68,250	35,341,215
Total		79,324,993
Semiconductors & Semiconductor Equipment 0.7%
Skyworks Solutions, Inc.(a)	732,010	15,591,813
Software 3.3%
Activision Blizzard, Inc.	758,655	10,848,766
Citrix Systems, Inc.(a)	198,030	14,040,327
Electronic Arts, Inc.(a)	917,490	16,083,600
Microsoft Corp.	1,269,690	35,297,382
Total		76,270,075
Total Information Technology		472,555,663
Materials 2.1%
Chemicals 1.3%
Celanese Corp., Class A	411,300	19,269,405
Dow Chemical Co. (The)	365,000	11,577,800
Total		30,847,205
Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc.	580,000	18,513,600
Total Materials		49,360,805

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Value and Restructuring Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 1.1%
Wireless Telecommunication Services 1.1%
Sprint Nextel Corp.(a)	1,990,950	11,547,510
Vodafone Group PLC, ADR	570,010	14,330,051
Total		25,877,561
Total Telecommunication Services		25,877,561
Total Common Stocks (Cost: $1,859,221,883)		2,255,184,947

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(b)(c)	35,193,851	35,193,851
Total Money Market Funds (Cost: $35,193,851)		35,193,851
Total Investments (Cost: $1,894,415,734)		2,290,378,798
Other Assets & Liabilities, Net		21,320,507
Net Assets		2,311,699,305

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	28,067,156	403,898,663	(396,771,968)	35,193,851	8,758	35,193,851

Abbreviation Legend

ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Value and Restructuring Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Value and Restructuring Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	254,606,558	—	—	254,606,558
Consumer Staples	233,995,103	—	—	233,995,103
Energy	237,073,797	—	—	237,073,797
Financials	423,193,919	—	—	423,193,919
Health Care	318,871,237	—	—	318,871,237
Industrials	239,650,304	—	—	239,650,304
Information Technology	472,555,663	—	—	472,555,663
Materials	49,360,805	—	—	49,360,805
Telecommunication Services	25,877,561	—	—	25,877,561
Total Equity Securities	2,255,184,947	—	—	2,255,184,947
Other
Money Market Funds	35,193,851	—	—	35,193,851
Total Other	35,193,851	—	—	35,193,851
Total	2,290,378,798	—	—	2,290,378,798

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Value and Restructuring Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,859,221,883)	$2,255,184,947
Affiliated issuers (identified cost $35,193,851)	35,193,851
Total investments (identified cost $1,894,415,734)	2,290,378,798
Receivable for:
Investments sold	21,053,193
Capital shares sold	468,021
Dividends	4,898,238
Reclaims	156,666
Prepaid expenses	18,479
Trustees' deferred compensation plan	211,971
Other assets	1,502
Total assets	2,317,186,868
Liabilities
Payable for:
Investments purchased	1,214,773
Capital shares purchased	3,135,088
Investment management fees	43,778
Distribution and/or service fees	1,952
Transfer agent fees	528,277
Administration fees	3,807
Compensation of board members	10,811
Chief compliance officer expenses	642
Other expenses	336,464
Trustees' deferred compensation plan	211,971
Total liabilities	5,487,563
Net assets applicable to outstanding capital stock	$2,311,699,305
Represented by
Paid-in capital	$1,780,228,186
Undistributed net investment income	2,995,830
Accumulated net realized gain	132,531,545
Unrealized appreciation (depreciation) on:
Investments	395,963,064
Foreign currency translations	(19,320)
Total — representing net assets applicable to outstanding capital stock	$2,311,699,305

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Value and Restructuring Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$111,125,503
Shares outstanding	2,346,199
Net asset value per share	$47.36
Maximum offering price per share(a)	$50.25
Class C
Net assets	$30,227,702
Shares outstanding	641,175
Net asset value per share	$47.14
Class I
Net assets	$2,719
Shares outstanding	58
Net asset value per share(b)	$47.28
Class R
Net assets	$26,030,712
Shares outstanding	550,232
Net asset value per share	$47.31
Class R4
Net assets	$2,473
Shares outstanding	52
Net asset value per share(b)	$47.98
Class R5
Net assets	$2,024,874
Shares outstanding	42,208
Net asset value per share	$47.97
Class W
Net assets	$2,722
Shares outstanding	58
Net asset value per share(b)	$47.35
Class Y
Net assets	$2,472
Shares outstanding	52
Net asset value per share(b)	$47.91
Class Z
Net assets	$2,142,280,128
Shares outstanding	45,245,374
Net asset value per share	$47.35

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Value and Restructuring Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$26,551,999
Dividends — affiliated issuers	8,758
Interest	39,970
Income from securities lending — net	38,113
Total income	26,638,840
Expenses:
Investment management fees	8,609,238
Distribution and/or service fees
Class A	147,877
Class C	159,372
Class R	70,081
Class W	3
Transfer agent fees
Class A	114,674
Class C	30,888
Class R	27,198
Class R4(a)	1
Class R5(a)	5
Class W	2
Class Z	2,246,127
Administration fees	748,629
Compensation of board members	48,475
Custodian fees	16,546
Printing and postage fees	257,518
Registration fees	66,049
Professional fees	56,641
Line of credit interest expense	1,142
Chief compliance officer expenses	1,282
Other	43,203
Total expenses	12,644,951
Net investment income	13,993,889
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	267,313,452
Foreign currency translations	(611)
Net realized gain	267,312,841
Net change in unrealized appreciation (depreciation) on:
Investments	(14,837,500)
Foreign currency translations	5,730
Net change in unrealized appreciation (depreciation)	(14,831,770)
Net realized and unrealized gain	252,481,071
Net increase in net assets resulting from operations	$266,474,960

(a) For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Value and Restructuring Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013(a) (Unaudited)	Year Ended August 31, 2012(b)	Year Ended March 31, 2012
Operations
Net investment income	$13,993,889	$17,675,819	$68,549,440
Net realized gain	267,312,841	721,830,776	817,261,192
Net change in unrealized appreciation (depreciation)	(14,831,770)	(828,760,147)	(1,410,227,538)
Net increase (decrease) in net assets resulting from operations	266,474,960	(89,253,552)	(524,416,906)
Distributions to shareholders
Net investment income
Class A	(663,319)	(491,104)	(2,022,036)
Class C	(56,034)	(57,756)	(178,216)
Class I	(21)	(12)	(39)
Class R	(122,947)	(98,412)	(351,895)
Class R4	(9)	—	—
Class R5	(9)	—	—
Class W	(16)	(10)	(29)
Class Y	(10)	—	—
Class Z	(15,962,350)	(11,516,046)	(64,346,698)
Net realized gains
Class A	(14,028,118)	—	—
Class C	(3,752,998)	—	—
Class I	(345)	—	—
Class R	(3,218,304)	—	—
Class R4	(309)	—	—
Class R5	(309)	—	—
Class W	(345)	—	—
Class Y	(310)	—	—
Class Z	(272,216,030)	—	—
Total distributions to shareholders	(310,021,783)	(12,163,340)	(66,898,913)
Increase (decrease) in net assets from capital stock activity	(448,079,144)	(1,229,819,245)	(2,288,996,250)
Total decrease in net assets	(491,625,967)	(1,331,236,137)	(2,880,312,069)
Net assets at beginning of period	2,803,325,272	4,134,561,409	7,014,873,478
Net assets at end of period	$2,311,699,305	$2,803,325,272	$4,134,561,409
Undistributed net investment income	$2,995,830	$5,806,656	$1,639,387

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Value and Restructuring Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a) (Unaudited)		Year Ended August 31, 2012(b)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	115,849	5,479,968	77,220	3,628,854	429,799	20,748,380
Distributions reinvested	313,818	13,773,570	10,153	463,975	37,595	1,698,011
Redemptions	(846,175)	(40,248,212)	(678,621)	(31,999,955)	(2,169,299)	(103,288,238)
Net decrease	(416,508)	(20,994,674)	(591,248)	(27,907,126)	(1,701,905)	(80,841,847)
Class C shares
Subscriptions	21,967	991,809	9,787	461,915	87,938	4,296,824
Distributions reinvested	74,752	3,264,131	1,069	48,734	2,972	133,769
Redemptions	(184,924)	(8,788,717)	(129,941)	(6,114,048)	(586,390)	(27,697,861)
Net decrease	(88,205)	(4,532,777)	(119,085)	(5,603,399)	(495,480)	(23,267,268)
Class I shares
Subscriptions	—	—	—	—	58,248	3,123,981
Redemptions	—	—	—	—	(560,760)	(28,966,012)
Net (decrease)	—	—	—	—	(502,512)	(25,842,031)
Class R shares
Subscriptions	37,994	1,809,715	47,006	2,222,975	145,708	6,982,623
Distributions reinvested	76,213	3,341,251	2,155	98,412	7,762	351,895
Redemptions	(225,269)	(10,799,941)	(170,884)	(7,994,806)	(603,378)	(30,008,857)
Net decrease	(111,062)	(5,648,975)	(121,723)	(5,673,419)	(449,908)	(22,674,339)
Class R4 shares
Subscriptions	52	2,500	—	—	—	—
Net increase	52	2,500	—	—	—	—
Class R5 shares
Subscriptions	42,208	2,036,061	—	—	—	—
Net increase	42,208	2,036,061	—	—	—	—
Class Y shares
Subscriptions	52	2,500	—	—	—	—
Net increase	52	2,500	—	—	—	—
Class Z shares
Subscriptions	1,396,966	65,741,935	954,372	45,117,296	10,657,053	515,042,888
Distributions reinvested	5,497,650	241,214,133	202,426	9,244,800	922,759	41,664,646
Redemptions	(15,210,340)	(725,899,847)	(26,047,705)	(1,244,997,397)	(57,331,033)	(2,693,078,299)
Net decrease	(8,315,724)	(418,943,779)	(24,890,907)	(1,190,635,301)	(45,751,221)	(2,136,370,765)
Total net decrease	(8,889,187)	(448,079,144)	(25,722,963)	(1,229,819,245)	(48,901,026)	(2,288,996,250)

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Value and Restructuring Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$48.59		$49.58		$53.03		$44.68		$26.51		$52.25		$58.58
Income from investment operations:
Net investment income	0.21		0.23		0.49		0.53	(c)	0.39	(c)	0.51		0.24
Net realized and unrealized gain (loss)	4.83		(1.06)		(3.45)		8.37		18.16		(25.72)		(5.70)
Total from investment operations	5.04		(0.83)		(2.96)		8.90		18.55		(25.21)		(5.46)
Less distributions to shareholders:
Net investment income	(0.27)		(0.16)		(0.49)		(0.55)		(0.38)		(0.51)		(0.36)
Net realized gains	(6.00)		—		—		—		—		(0.02)		(0.51)
Total distributions to shareholders	(6.27)		(0.16)		(0.49)		(0.55)		(0.38)		(0.53)		(0.87)
Proceeds from regulatory settlements	—		—		—		—		0.00	(d)	0.00	(d)	—
Net asset value, end of period	$47.36		$48.59		$49.58		$53.03		$44.68		$26.51		$52.25
Total return	11.42%		(1.65%)		(5.49%)		20.17%		70.25%		(48.51%)		(9.41%)
Ratios to average net assets(e)(f)
Total gross expenses	1.23	%(g)(h)	1.26	%(g)	1.26	%(h)	1.20	%(h)	1.14	%(h)	1.18	%(h)	1.07	%(g)
Total net expenses(i)	1.23	%(g)(h)	1.19	%(g)(j)	1.19	%(h)(j)	1.20	%(h)(j)	1.14	%(h)(j)	1.14	%(h)(j)	1.02	%(g)(j)
Net investment income	0.90	%(g)	1.15	%(g)	1.03%		1.16%		1.01%		1.35%		0.83	%(g)
Supplemental data
Net assets, end of period (in thousands)	$111,126		$134,228		$166,301		$268,124		$291,655		$163,338		$77,209
Portfolio turnover	33%		64%		9%		12%		6%		12%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Certain line items from prior years have been reclassified to conform to the current presentation.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Value and Restructuring Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$48.38		$49.44		$52.89		$44.60		$26.51		$52.23		$58.58
Income from investment operations:
Net investment income	0.04		0.08		0.13		0.18	(c)	0.10	(c)	0.23		0.04
Net realized and unrealized gain (loss)	4.80		(1.07)		(3.41)		8.36		18.16		(25.73)		(5.68)
Total from investment operations	4.84		(0.99)		(3.28)		8.54		18.26		(25.50)		(5.64)
Less distributions to shareholders:
Net investment income	(0.08)		(0.07)		(0.17)		(0.25)		(0.17)		(0.20)		(0.20)
Net realized gains	(6.00)		—		—		—		—		(0.02)		(0.51)
Total distributions to shareholders	(6.08)		(0.07)		(0.17)		(0.25)		(0.17)		(0.22)		(0.71)
Proceeds from regulatory settlements	—		—		—		—		0.00	(d)	0.00	(d)	—
Net asset value, end of period	$47.14		$48.38		$49.44		$52.89		$44.60		$26.51		$52.23
Total return	11.02%		(1.98%)		(6.18%)		19.27%		69.00%		(48.89%)		(9.72%)
Ratios to average net assets(e)(f)
Total gross expenses	1.98	%(g)(h)	2.01	%(g)	1.99	%(h)	1.95	%(h)	1.89	%(h)	1.93	%(h)	1.82	%(g)
Total net expenses(i)	1.98	%(g)(h)	1.94	%(g)(j)	1.95	%(h)(j)	1.95	%(h)(j)	1.89	%(h)(j)	1.89	%(h)(j)	1.77	%(g)(j)
Net investment income	0.15	%(g)	0.41	%(g)	0.28%		0.40%		0.26%		0.63%		0.07	%(g)
Supplemental data
Net assets, end of period (in thousands)	$30,228		$35,288		$41,945		$71,083		$74,880		$40,380		$13,665
Portfolio turnover	33%		64%		9%		12%		6%		12%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Certain line items from prior years have been reclassified to conform to the current presentation.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Value and Restructuring Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class I	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$48.50		$49.48		$53.03		$43.47
Income from investment operations:
Net investment income	0.33		0.31		0.09		0.27
Net realized and unrealized gain (loss)	4.82		(1.08)		(2.95)		9.57
Total from investment operations	5.15		(0.77)		(2.86)		9.84
Less distributions to shareholders:
Net investment income	(0.37)		(0.21)		(0.69)		(0.28)
Net realized gains	(6.00)		—		—		—
Total distributions to shareholders	(6.37)		(0.21)		(0.69)		(0.28)
Net asset value, end of period	$47.28		$48.50		$49.48		$53.03
Total return	11.72%		(1.52%)		(5.26%)		22.67%
Ratios to average net assets(c)(d)
Total gross expenses	0.76	%(e)(f)	0.81	%(e)	0.78	%(f)	0.79	%(e)(f)
Total net expenses(g)	0.76	%(e)(f)	0.81	%(e)	0.78	%(f)(h)	0.79	%(e)(f)(h)
Net investment income	1.38	%(e)	1.55	%(e)	0.17%		1.05	%(e)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3		$26,652
Portfolio turnover	33%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Value and Restructuring Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class R	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$48.53		$49.55		$52.98		$44.64		$26.50		$52.23		$54.30
Income from investment operations:
Net investment income	0.15		0.18		0.37		0.41	(c)	0.30	(c)	0.41		0.33
Net realized and unrealized gain (loss)	4.83		(1.07)		(3.43)		8.37		18.14		(25.72)		(1.41)
Total from investment operations	4.98		(0.89)		(3.06)		8.78		18.44		(25.31)		(1.08)
Less distributions to shareholders:
Net investment income	(0.20)		(0.13)		(0.37)		(0.44)		(0.30)		(0.40)		(0.48)
Net realized gains	(6.00)		—		—		—		—		(0.02)		(0.51)
Total distributions to shareholders	(6.20)		(0.13)		(0.37)		(0.44)		(0.30)		(0.42)		(0.99)
Proceeds from regulatory settlements	—		—		—		—		0.00	(d)	0.00	(d)	—
Net asset value, end of period	$47.31		$48.53		$49.55		$52.98		$44.64		$26.50		$52.23
Total return	11.32%		(1.77%)		(5.70%)		19.86%		69.84%		(48.65%)		(2.11%)
Ratios to average net assets(e)(f)
Total gross expenses	1.48	%(g)(h)	1.51	%(g)	1.50	%(h)	1.45	%(h)	1.39	%(h)	1.43	%(h)	1.39%
Total net expenses(i)	1.48	%(g)(h)	1.44	%(g)(j)	1.44	%(h)(j)	1.45	%(h)(j)	1.39	%(h)(j)	1.39	%(h)(j)	1.35	%(j)
Net investment income	0.63	%(g)	0.91	%(g)	0.76%		0.91%		0.78%		1.05%		0.60%
Supplemental data
Net assets, end of period (in thousands)	$26,031		$32,095		$38,799		$65,321		$58,120		$37,637		$33,826
Portfolio turnover	33%		64%		9%		12%		6%		12%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  On March 31, 2008, Retirement Shares class of Value and Restructuring Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund's Class R shares. The financial information of the Fund's Class R shares includes the financial information of Value and Restructuring Fund's Retirement Shares class.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Certain line items from prior years have been reclassified to conform to the current presentation.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(i)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Value and Restructuring Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$48.51
Income from investment operations:
Net investment income	0.17
Net realized and unrealized gain	5.47
Total from investment operations	5.64
Less distributions to shareholders:
Net investment income	(0.17)
Net realized gains	(6.00)
Total distributions to shareholders	(6.17)
Net asset value, end of period	$47.98
Total return	12.68%
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)(d)
Total net expenses(e)	0.91	%(c)(d)
Net investment income	1.15	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	33%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Value and Restructuring Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$48.51
Income from investment operations:
Net investment income	0.31
Net realized and unrealized gain	5.33
Total from investment operations	5.64
Less distributions to shareholders:
Net investment income	(0.18)
Net realized gains	(6.00)
Total distributions to shareholders	(6.18)
Net asset value, end of period	$47.97
Total return	12.69%
Ratios to average net assets(b)
Total gross expenses	0.83	%(c)(d)
Total net expenses(e)	0.83	%(c)(d)
Net investment income	2.29	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,025
Portfolio turnover	33%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Value and Restructuring Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class W	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$48.56		$49.56		$53.04		$43.49
Income from investment operations:
Net investment income	0.23		0.23		0.50		0.20
Net realized and unrealized gain (loss)	4.83		(1.07)		(3.47)		9.53
Total from investment operations	5.06		(0.84)		(2.97)		9.73
Less distributions to shareholders:
Net investment income	(0.27)		(0.16)		(0.51)		(0.18)
Net realized gains	(6.00)		—		—		—
Total distributions to shareholders	(6.27)		(0.16)		(0.51)		(0.18)
Net asset value, end of period	$47.35		$48.56		$49.56		$53.04
Total return	11.50%		(1.66%)		(5.50%)		22.41%
Ratios to average net assets(c)(d)
Total gross expenses	1.17	%(e)(f)	1.24	%(e)	1.22	%(f)	1.19	%(e)(f)
Total net expenses(g)	1.17	%(e)(f)	1.18	%(e)(h)	1.17	%(f)(h)	1.19	%(e)(f)(h)
Net investment income	0.97	%(e)	1.18	%(e)	1.04%		0.81	%(e)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3		$3
Portfolio turnover	33%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Value and Restructuring Fund

Financial Highlights (continued)

Class Y	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$48.45
Income from investment operations:
Net investment income	0.19
Net realized and unrealized gain	5.46
Total from investment operations	5.65
Less distributions to shareholders:
Net investment income	(0.19)
Net realized gains	(6.00)
Total distributions to shareholders	(6.19)
Net asset value, end of period	$47.91
Total return	12.72%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)(d)
Total net expenses(e)	0.76	%(c)(d)
Net investment income	1.30	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	33%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Value and Restructuring Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)(c)
Per share data
Net asset value, beginning of period	$48.57		$49.55		$53.01		$44.66		$26.49		$52.22		$54.33
Income from investment operations:
Net investment income	0.27		0.27		0.61		0.64	(d)	0.49	(d)	0.61		0.60
Net realized and unrealized gain (loss)	4.84		(1.06)		(3.46)		8.37		18.15		(25.71)		(1.47)
Total from investment operations	5.11		(0.79)		(2.85)		9.01		18.64		(25.10)		(0.87)
Less distributions to shareholders:
Net investment income	(0.33)		(0.19)		(0.61)		(0.66)		(0.47)		(0.61)		(0.73)
Net realized gains	(6.00)		—		—		—		—		(0.02)		(0.51)
Total distributions to shareholders	(6.33)		(0.19)		(0.61)		(0.66)		(0.47)		(0.63)		(1.24)
Proceeds from regulatory settlements	—		—		—		—		0.00	(e)	0.00	(e)	—
Net asset value, end of period	$47.35		$48.57		$49.55		$53.01		$44.66		$26.49		$52.22
Total return	11.60%		(1.57%)		(5.26%)		20.46%		70.71%		(48.39%)		(1.74%)
Ratios to average net assets(f)(g)
Total gross expenses	0.98	%(h)(i)	1.01	%(h)	0.99	%(i)	0.95	%(i)	0.89	%(i)	0.93	%(i)	1.06%
Total net expenses(j)	0.98	%(h)(i)	0.94	%(h)(k)	0.94	%(i)(k)	0.95	%(i)(k)	0.89	%(i)(k)	0.89	%(i)(k)	1.02	%(k)
Net investment income	1.15	%(h)	1.36	%(h)	1.28%		1.40%		1.28%		1.47%		1.07%
Supplemental data
Net assets, end of period (in thousands)	$2,142,280		$2,601,708		$3,887,512		$6,583,690		$6,765,345		$4,352,176		$8,980,358
Portfolio turnover	33%		64%		9%		12%		6%		12%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  On March 31, 2008, Value and Restructuring Fund's Institutional Shares class was reorganized into the Fund's Class Z.

(c)  On March 31, 2008, Retirement Shares class of Value and Restructuring Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund's Class Z shares. The financial information of the Fund's Class Z shares includes the financial information of Value and Restructuring Fund's Shares class.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(e)  Rounds to zero.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Certain line items from prior years have been reclassified to conform to the current presentation.

(h)  Annualized.

(i)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(j)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Value and Restructuring Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Value and Restructuring Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements. Class Y shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the

Semiannual Report 2013
24

Columbia Value and Restructuring Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and

Semiannual Report 2013
25

Columbia Value and Restructuring Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2013
26

Columbia Value and Restructuring Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Effective November 8, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class C	0.19
Class R	0.19
Class R4	0.15
Class R5	0.01
Class W	0.15
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $9,430 for Class A and $1,183 for Class C shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.26%
Class C	2.01
Class I	0.85
Class R	1.51
Class R4	1.01
Class R5	0.90
Class W	1.26
Class Y	0.85
Class Z	1.01

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Semiannual Report 2013
27

Columbia Value and Restructuring Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $1,894,416,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$434,091,000
Unrealized depreciation	(38,128,000)
Net unrealized appreciation	$395,963,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $816,044,162 and $1,590,020,890, respectively, for the six months ended February 28, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 28, 2013, three unaffiliated shareholder accounts owned an aggregate of 61.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

For the six months ended February 28, 2013, the average daily loan balance outstanding on days when borrowing existed was $16,900,000 at a weighted average interest rate of 1.22%.

Semiannual Report 2013
28

Columbia Value and Restructuring Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Note 10. Significant Risks

Technology and Technology-related Investment Risk

At February 28, 2013, the Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
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Semiannual Report 2013
32

Columbia Value and Restructuring Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Value and Restructuring Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR238_08_C01_(04/13)

Semiannual Report

February 28, 2013

Columbia Select Small Cap Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Select Small Cap Fund

President's Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Select Small Cap Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	19
Shareholder Meeting Results	25
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Select Small Cap Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Select Small Cap Fund (the Fund) Class A shares returned 8.09% excluding sales charges for the six-month period that ended February 28, 2013.

>  The Fund underperformed its benchmarks, the Russell 2000 Growth Index and the Russell 2000 Index, which returned 11.44% and 13.02%, respectively, during the same six-month period.

Average Annual Total Returns (%) (for period ended February 28, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		8.09	2.71	1.32	9.61
Including sales charges		1.87	-3.17	0.12	8.97
Class C*	09/28/07
Excluding sales charges		7.71	1.96	0.56	8.80
Including sales charges		6.95	1.27	0.56	8.80
Class R*	12/31/04	8.01	2.55	1.06	9.35
Class Z	12/31/92	8.31	3.05	1.58	9.93
Russell 2000 Growth Index		11.44	11.17	7.83	11.22
Russell 2000 Index		13.02	14.02	7.35	11.16

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Select Small Cap Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Domino's Pizza, Inc.	1.9
CommVault Systems, Inc.	1.9
Aspen Technology, Inc.	1.7
OSI System, Inc.	1.6
Brookdale Senior Living, Inc.	1.6
HMS Holdings Corp.	1.5
Align Technology, Inc.	1.4
Guidewire Software, Inc.	1.4
Pier 1 Imports, Inc.	1.3
Oasis Petroleum, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2013)
Common Stocks	99.7
Consumer Discretionary	14.4
Consumer Staples	3.0
Energy	6.3
Financials	7.8
Health Care	22.9
Industrials	17.3
Information Technology	24.8
Materials	1.7
Telecommunication Services	0.8
Utilities	0.7
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Wayne Collette, CFA

George Myers, CFA

Lawrence Lin, CFA

Brian Neigut

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Select Small Cap Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,080.90	1,017.80	7.27	7.05	1.41
Class C	1,000.00	1,000.00	1,077.10	1,014.08	11.12	10.79	2.16
Class R	1,000.00	1,000.00	1,080.10	1,016.56	8.56	8.30	1.66
Class Z	1,000.00	1,000.00	1,083.10	1,019.04	5.99	5.81	1.16

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Select Small Cap Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%

Issuer	Shares	Value ($)
Consumer Discretionary 14.3%
Hotels, Restaurants & Leisure 4.3%
Bloomin' Brands, Inc.(a)	23,606	406,259
Buffalo Wild Wings, Inc.(a)	2,708	213,093
Domino's Pizza, Inc.	42,522	2,024,898
Life Time Fitness, Inc.(a)	13,479	568,005
Six Flags Entertainment Corp.	19,550	1,306,135
Total		4,518,390
Household Durables 0.2%
Tri Pointe Homes, Inc.(a)	13,594	250,130
Internet & Catalog Retail 0.8%
HomeAway, Inc.(a)	29,858	880,811
Leisure Equipment & Products 0.6%
Brunswick Corp.	16,626	605,851
Media 0.6%
National CineMedia, Inc.	32,327	492,986
Shutterstock, Inc.(a)	5,053	164,728
Total		657,714
Specialty Retail 7.0%
Asbury Automotive Group, Inc.(a)	22,052	744,476
Cabela's, Inc.(a)	11,980	606,068
Conn's, Inc.(a)	18,501	592,772
GameStop Corp., Class A	26,561	665,619
Lumber Liquidators Holdings, Inc.(a)	13,775	815,342
Pier 1 Imports, Inc.	62,828	1,411,745
Rent-A-Center, Inc.	11,668	423,315
Select Comfort Corp.(a)	13,376	274,609
Tile Shop Holdings, Inc.(a)	63,594	1,121,162
Vitamin Shoppe, Inc.(a)	14,257	749,206
Total		7,404,314
Textiles, Apparel & Luxury Goods 0.8%
Tumi Holdings, Inc.(a)	37,244	880,448
Total Consumer Discretionary		15,197,658
Consumer Staples 3.0%
Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	20,638	1,167,905
Harris Teeter Supermarkets, Inc.	5,894	253,442
Total		1,421,347

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products 0.5%
Hain Celestial Group, Inc. (The)(a)	8,617	471,781
Personal Products 1.2%
Elizabeth Arden, Inc.(a)	32,346	1,258,259
Total Consumer Staples		3,151,387
Energy 6.3%
Energy Equipment & Services 1.8%
Dril-Quip, Inc.(a)	6,666	548,145
Rowan Companies PLC, Class A(a)	16,371	566,273
Superior Energy Services, Inc.(a)	28,741	760,200
Total		1,874,618
Oil, Gas & Consumable Fuels 4.5%
Carrizo Oil & Gas, Inc.(a)	17,836	418,968
Energy XXI Bermuda Ltd.	18,050	536,627
Golar LNG Ltd.	16,417	622,368
Gulfport Energy Corp.(a)	15,188	621,949
Kodiak Oil & Gas Corp.(a)	56,859	506,045
Oasis Petroleum, Inc.(a)	38,046	1,396,288
PDC Energy, Inc.(a)	7,594	354,184
Western Refining, Inc.	9,978	358,110
Total		4,814,539
Total Energy		6,689,157
Financials 7.8%
Commercial Banks 1.2%
Signature Bank(a)	16,855	1,251,821
Consumer Finance 1.8%
DFC Global Corp.(a)	42,228	788,819
Portfolio Recovery Associates, Inc.(a)	9,405	1,099,680
Total		1,888,499
Real Estate Investment Trusts (REITs) 3.9%
DiamondRock Hospitality Co.	91,697	819,771
Omega Healthcare Investors, Inc.	33,081	925,937
Redwood Trust, Inc.	54,659	1,107,391
Summit Hotel Properties, Inc.	75,577	725,539
Tanger Factory Outlet Centers	16,660	587,932
Total		4,166,570

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Select Small Cap Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.9%
Nationstar Mortgage Holdings, Inc.(a)	6,672	257,072
Radian Group, Inc.	77,179	679,947
Total		937,019
Total Financials		8,243,909
Health Care 22.8%
Biotechnology 8.2%
Alkermes PLC(a)	33,430	725,765
Alnylam Pharmaceuticals, Inc.(a)	36,615	867,409
Amarin Corp. PLC, ADR(a)	53,395	431,966
Ariad Pharmaceuticals, Inc.(a)	32,737	688,459
Cepheid, Inc.(a)	20,166	734,647
Dynavax Technologies Corp.(a)	122,026	248,933
Exact Sciences Corp.(a)	50,805	542,597
Idenix Pharmaceuticals, Inc.(a)	126,882	534,173
Infinity Pharmaceuticals, Inc.(a)	18,360	758,085
Keryx Biopharmaceuticals, Inc.(a)	39,051	251,098
Onyx Pharmaceuticals, Inc.(a)	13,229	996,276
Puma Biotechnology, Inc.(a)	14,642	376,446
Rigel Pharmaceuticals, Inc.(a)	66,623	447,707
Sarepta Therapeutics, Inc.(a)	17,997	526,772
TESARO, Inc.(a)	30,552	606,763
Total		8,737,096
Health Care Equipment & Supplies 4.4%
Align Technology, Inc.(a)	47,597	1,496,450
Endologix, Inc.(a)	28,916	435,475
Insulet Corp.(a)	34,127	770,246
Masimo Corp.	36,449	723,513
NxStage Medical, Inc.(a)	60,858	682,827
Volcano Corp.(a)	23,780	514,599
Total		4,623,110
Health Care Providers & Services 3.2%
Brookdale Senior Living, Inc.(a)	59,573	1,648,980
Catamaran Corp.(a)	13,387	719,016
IPC The Hospitalist Co., Inc.(a)	24,164	1,007,639
Total		3,375,635

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 2.9%
athenahealth, Inc.(a)	9,039	847,768
HMS Holdings Corp.(a)	54,507	1,580,158
Vocera Communications, Inc.(a)	23,160	610,729
Total		3,038,655
Life Sciences Tools & Services 1.6%
Fluidigm Corp.(a)	32,860	567,164
Icon PLC	37,632	1,172,613
Total		1,739,777
Pharmaceuticals 2.5%
Akorn, Inc.(a)	33,024	455,731
Impax Laboratories, Inc.(a)	62,090	1,231,245
Salix Pharmaceuticals Ltd.(a)	20,510	1,001,913
Total		2,688,889
Total Health Care		24,203,162
Industrials 17.2%
Aerospace & Defense 0.7%
LMI Aerospace, Inc.(a)	32,284	715,091
Airlines 1.1%
Alaska Air Group, Inc.(a)	12,537	646,282
U.S. Airways Group, Inc.(a)	40,715	546,803
Total		1,193,085
Building Products 1.1%
USG Corp.(a)	42,934	1,211,597
Commercial Services & Supplies 1.6%
Clean Harbors, Inc.(a)	17,705	911,808
Tetra Tech, Inc.(a)	27,364	789,725
Total		1,701,533
Electrical Equipment 1.3%
Acuity Brands, Inc.	11,210	763,737
Regal-Beloit Corp.	7,694	594,593
Total		1,358,330
Machinery 3.0%
Chart Industries, Inc.(a)	8,529	618,864
CLARCOR, Inc.	9,131	465,590
Proto Labs, Inc.(a)	13,740	638,773
Trinity Industries, Inc.	10,919	472,137
Woodward, Inc.	26,854	1,005,145
Total		3,200,509

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Select Small Cap Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Marine 0.8%
Costamare, Inc.	54,944	847,236
Professional Services 1.4%
Advisory Board Co. (The)(a)	12,421	631,111
Wageworks, Inc.(a)	37,976	896,613
Total		1,527,724
Road & Rail 3.5%
Avis Budget Group, Inc.(a)	30,913	722,437
Genesee & Wyoming, Inc., Class A(a)	8,022	718,129
Knight Transportation, Inc.	38,471	602,456
Roadrunner Transportation Systems, Inc.(a)	45,489	1,036,239
Werner Enterprises, Inc.	25,629	589,980
Total		3,669,241
Trading Companies & Distributors 2.7%
TAL International Group, Inc.	25,056	1,078,661
Titan Machinery, Inc.(a)	35,130	992,422
United Rentals, Inc.(a)	15,475	826,520
Total		2,897,603
Total Industrials		18,321,949
Information Technology 24.7%
Computers & Peripherals 0.4%
Stratasys Ltd.(a)	6,908	436,171
Electronic Equipment, Instruments & Components 4.9%
Cognex Corp.	23,323	960,674
FEI Co.	19,682	1,246,658
IPG Photonics Corp.	12,166	721,322
OSI Systems, Inc.(a)	29,409	1,694,841
Universal Display Corp.(a)	18,424	578,145
Total		5,201,640
Internet Software & Services 3.4%
Cornerstone OnDemand, Inc.(a)	26,422	894,649
CoStar Group, Inc.(a)	10,883	1,096,353
Demandware, Inc.(a)	20,993	555,265
Stamps.com, Inc.(a)	20,909	509,971
Trulia, Inc.(a)	22,285	531,274
Total		3,587,512

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 1.2%
Cardtronics, Inc.(a)	16,239	428,060
WEX, Inc.(a)	11,042	828,260
Total		1,256,320
Semiconductors & Semiconductor Equipment 1.9%
Cavium, Inc.(a)	12,456	459,876
Microsemi Corp.(a)	16,564	341,715
Silicon Laboratories, Inc.(a)	21,241	881,926
Ultratech, Inc.(a)	9,405	385,417
Total		2,068,934
Software 12.9%
Aspen Technology, Inc.(a)	59,409	1,827,421
BroadSoft, Inc.(a)	35,904	753,984
CommVault Systems, Inc.(a)	26,981	1,995,245
Fortinet, Inc.(a)	30,182	729,801
Guidewire Software, Inc.(a)	39,463	1,442,373
Imperva, Inc.(a)	22,150	808,475
Infoblox, Inc.(a)	24,346	513,457
Proofpoint, Inc.(a)	42,247	590,613
QLIK Technologies, Inc.(a)	33,629	874,354
Sourcefire, Inc.(a)	7,290	390,963
Splunk, Inc.(a)	20,766	750,276
TIBCO Software, Inc.(a)	13,681	293,457
TiVo, Inc.(a)	78,206	968,972
Tyler Technologies, Inc.(a)	9,498	535,687
Ultimate Software Group, Inc.(a)	12,522	1,230,537
Total		13,705,615
Total Information Technology		26,256,192
Materials 1.7%
Construction Materials 1.1%
Eagle Materials, Inc.	17,766	1,142,532
Metals & Mining 0.6%
Walter Energy, Inc.	21,399	680,274
Total Materials		1,822,806
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.8%
Cogent Communications Group, Inc.	32,934	828,290
Total Telecommunication Services		828,290

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Select Small Cap Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 0.7%
Electric Utilities 0.7%
UIL Holdings Corp.	18,781	735,464
Total Utilities		735,464
Total Common Stocks (Cost: $89,058,699)		105,449,974

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(b)(c)	309,775	309,775
Total Money Market Funds (Cost: $309,775)		309,775
Total Investments (Cost: $89,368,474)		105,759,749
Other Assets & Liabilities, Net		387,989
Net Assets		106,147,738

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,040	45,550,140	(45,256,405)	309,775	1,837	309,775

Abbreviation Legend

ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Select Small Cap Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	15,197,658	—	—	15,197,658
Consumer Staples	3,151,387	—	—	3,151,387
Energy	6,689,157	—	—	6,689,157
Financials	8,243,909	—	—	8,243,909
Health Care	24,203,162	—	—	24,203,162
Industrials	18,321,949	—	—	18,321,949
Information Technology	26,256,192	—	—	26,256,192
Materials	1,822,806	—	—	1,822,806
Telecommunication Services	828,290	—	—	828,290
Utilities	735,464	—	—	735,464
Total Equity Securities	105,449,974	—	—	105,449,974
Other
Money Market Funds	309,775	—	—	309,775
Total Other	309,775	—	—	309,775
Total	105,759,749	—	—	105,759,749

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Select Small Cap Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $89,058,699)	$105,449,974
Affiliated issuers (identified cost $309,775)	309,775
Total investments (identified cost $89,368,474)	105,759,749
Cash	681
Receivable for:
Investments sold	2,430,677
Capital shares sold	2,749
Dividends	30,342
Expense reimbursement due from Investment Manager	350
Prepaid expenses	1,297
Trustees' deferred compensation plan	25,536
Total assets	108,251,381
Liabilities
Payable for:
Investments purchased	1,526,321
Capital shares purchased	456,127
Investment management fees	2,306
Distribution and/or service fees	80
Transfer agent fees	42,678
Administration fees	233
Compensation of board members	1,522
Chief compliance officer expenses	46
Other expenses	48,794
Trustees' deferred compensation plan	25,536
Total liabilities	2,103,643
Net assets applicable to outstanding capital stock	$106,147,738
Represented by
Paid-in capital	$82,798,878
Excess of distributions over net investment income	(333,271)
Accumulated net realized gain	7,290,856
Unrealized appreciation (depreciation) on:
Investments	16,391,275
Total — representing net assets applicable to outstanding capital stock	$106,147,738

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Select Small Cap Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A
Net assets	$1,723,456
Shares outstanding	147,006
Net asset value per share	$11.72
Maximum offering price per share(a)	$12.44
Class C
Net assets	$689,577
Shares outstanding	61,880
Net asset value per share	$11.14
Class R
Net assets	$3,523,098
Shares outstanding	313,810
Net asset value per share	$11.23
Class Z
Net assets	$100,211,607
Shares outstanding	8,424,528
Net asset value per share	$11.90

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Select Small Cap Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$726,926
Dividends — affiliated issuers	1,837
Income from securities lending — net	53,573
Total income	782,336
Expenses:
Investment management fees	587,632
Distribution and/or service fees
Class A	3,281
Class C	4,118
Class R	9,025
Transfer agent fees
Class A	2,958
Class C	932
Class R	4,095
Class Z	159,749
Administration fees	59,507
Compensation of board members	11,948
Custodian fees	7,865
Printing and postage fees	46,009
Registration fees	40,673
Professional fees	10,344
Line of credit interest expense	168
Chief compliance officer expenses	86
Other	3,054
Total expenses	951,444
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(70,188)
Total net expenses	881,256
Net investment loss	(98,920)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	9,524,433
Foreign currency translations	(29)
Net realized gain	9,524,404
Net change in unrealized appreciation (depreciation) on:
Investments	131,425
Foreign currency translations	73
Net change in unrealized appreciation (depreciation)	131,498
Net realized and unrealized gain	9,655,902
Net increase in net assets resulting from operations	$9,556,982

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Select Small Cap Fund

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012(a)	Year ended March 31, 2012
Operations
Net investment loss	$(98,920)	$(232,872)	$(2,599,712)
Net realized gain	9,524,404	45,118,636	41,874,318
Net change in unrealized appreciation (depreciation)	131,498	(62,459,292)	(112,779,070)
Net increase (decrease) in net assets resulting from operations	9,556,982	(17,573,528)	(73,504,464)
Distributions to shareholders
Net realized gains
Class A	(707,139)	(125,221)	—
Class C	(244,937)	(23,942)	—
Class R	(1,080,202)	(120,280)	—
Class Z	(43,321,637)	(4,642,905)	—
Total distributions to shareholders	(45,353,915)	(4,912,348)	—
Increase (decrease) in net assets from capital stock activity	(46,024,500)	(55,155,187)	(279,196,943)
Proceeds from regulatory settlements (Note 6)	—	—	25,405
Total decrease in net assets	(81,821,433)	(77,641,063)	(352,676,002)
Net assets at beginning of period	187,969,171	265,610,234	618,286,236
Net assets at end of period	$106,147,738	$187,969,171	$265,610,234
Excess of distributions over net investment income	$(333,271)	$(234,351)	$(376,904)

(a) For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Select Small Cap Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012(a)		Year Ended March 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	8,039	97,168	5,537	85,823	161,859	2,592,372
Distributions reinvested	63,636	692,994	8,457	123,048	—	—
Redemptions	(171,901)	(2,347,931)	(594,541)	(9,069,999)	(305,292)	(4,998,218)
Net decrease	(100,226)	(1,557,769)	(580,547)	(8,861,128)	(143,433)	(2,405,846)
Class C shares
Subscriptions	3,232	33,612	226	3,205	11,133	174,909
Distributions reinvested	20,256	210,058	1,505	21,121	—	—
Redemptions	(24,789)	(302,227)	(6,738)	(98,873)	(14,952)	(234,185)
Net decrease	(1,301)	(58,557)	(5,007)	(74,547)	(3,819)	(59,276)
Class R shares
Subscriptions	19,874	246,059	19,004	285,287	98,752	1,571,000
Distributions reinvested	102,658	1,070,718	8,466	119,538	—	—
Redemptions	(66,832)	(836,902)	(115,416)	(1,699,220)	(340,507)	(5,323,618)
Net increase (decrease)	55,700	479,875	(87,946)	(1,294,395)	(241,755)	(3,752,618)
Class Z shares
Subscriptions	642,554	7,507,638	248,680	3,899,319	1,684,193	27,858,091
Distributions reinvested	1,641,485	18,121,999	126,857	1,866,072	—	—
Redemptions	(5,378,252)	(70,517,686)	(3,254,130)	(50,690,508)	(18,767,390)	(300,837,294)
Net decrease	(3,094,213)	(44,888,049)	(2,878,593)	(44,925,117)	(17,083,197)	(272,979,203)
Total net decrease	(3,140,040)	(46,024,500)	(3,552,093)	(55,155,187)	(17,472,204)	(279,196,943)

(a) For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Select Small Cap Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$15.40		$16.85		$18.55		$14.74		$9.08		$16.15		$21.11
Income from investment operations:
Net investment loss	(0.03)		(0.04)		(0.14)		(0.09	)(c)	(0.08)		(0.06)		(0.05)
Net realized and unrealized gain (loss)	0.93		(1.04)		(1.56)		3.90		5.74		(6.53)		(3.43)
Total from investment operations	0.90		(1.08)		(1.70)		3.81		5.66		(6.59)		(3.48)
Less distributions to shareholders:
Net realized gains	(4.58)		(0.37)		—		—		—		(0.48)		(1.48)
Total distributions to shareholders	(4.58)		(0.37)		—		—		—		(0.48)		(1.48)
Proceeds from regulatory settlements	—		—		0.00	(d)	—		0.00	(d)	0.00	(d)	—
Net asset value, end of period	$11.72		$15.40		$16.85		$18.55		$14.74		$9.08		$16.15
Total return	8.09%		(6.27%)		(9.16%)		25.85%		62.33%		(42.02%)		(17.38	%)(e)
Ratios to average net assets(f)(g)
Total gross expenses	1.50	%(h)(i)	1.45	%(h)	1.44	%(i)	1.35	%(i)	1.36	%(i)	1.40	%(i)	1.25	%(h)(i)
Total net expenses(j)	1.41	%(h)(i)	1.33	%(h)(k)	1.34	%(i)(k)	1.35	%(i)(k)	1.36	%(i)(k)	1.36	%(i)(k)	1.20	%(h)(i)(k)
Net investment loss	(0.40	%)(h)	(0.53	%)(h)	(0.85%)		(0.55%)		(0.63%)		(0.47%)		(0.67	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$1,723		$3,808		$13,944		$18,020		$15,281		$6,671		$3,436
Portfolio turnover	43%		107%		61%		71%		73%		67%		73%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)  Rounds to zero.

(e)  The Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Certain line items from prior years have been reclassified to conform to the current presentation.

(h)  Annualized.

(i)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(j)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Select Small Cap Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$14.82		$16.28		$18.07		$14.46		$8.97		$16.10		$21.11
Income from investment operations:
Net investment loss	(0.07)		(0.08)		(0.25)		(0.20	)(c)	(0.16)		(0.17)		(0.12)
Net realized and unrealized gain (loss)	0.88		(1.01)		(1.54)		3.81		5.65		(6.48)		(3.41)
Total from investment operations	0.81		(1.09)		(1.79)		3.61		5.49		(6.65)		(3.53)
Less distributions to shareholders:
Net realized gains	(4.49)		(0.37)		—		—		—		(0.48)		(1.48)
Total distributions to shareholders	(4.49)		(0.37)		—		—		—		(0.48)		(1.48)
Proceeds from regulatory settlements	—		—		0.00	(d)	—		0.00	(d)	0.00	(d)	—
Net asset value, end of period	$11.14		$14.82		$16.28		$18.07		$14.46		$8.97		$16.10
Total return	7.71%		(6.55%)		(9.91%)		24.97%		61.20%		(42.53%)		(17.63	%)(e)
Ratios to average net assets(f)(g)
Total gross expenses	2.26	%(h)(i)	2.21	%(h)	2.18	%(i)	2.10	%(i)	2.11	%(i)	2.15	%(i)	2.00	%(h)(i)
Total net expenses(j)	2.16	%(h)(i)	2.07	%(h)(k)	2.09	%(i)(k)	2.10	%(i)(k)	2.11	%(i)(k)	2.11	%(i)(k)	1.95	%(h)(i)(k)
Net investment loss	(1.11	%)(h)	(1.22	%)(h)	(1.60%)		(1.30%)		(1.34%)		(1.31%)		(1.42	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$690		$937		$1,110		$1,301		$1,090		$1,063		$2,101
Portfolio turnover	43%		107%		61%		71%		73%		67%		73%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)  Rounds to zero.

(e)  The Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Certain line items from prior years have been reclassified to conform to the current presentation.

(h)  Annualized.

(i)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(j)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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16

Columbia Select Small Cap Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class R	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$14.93		$16.36		$18.06		$14.38		$8.88		$15.86		$18.98
Income from investment operations:
Net investment loss	(0.04)		(0.05)		(0.18)		(0.12	)(c)	(0.10)		(0.10)		(0.21)
Net realized and unrealized gain (loss)	0.89		(1.01)		(1.52)		3.80		5.60		(6.40)		(1.43)
Total from investment operations	0.85		(1.06)		(1.70)		3.68		5.50		(6.50)		(1.64)
Less distributions to shareholders:
Net realized gains	(4.55)		(0.37)		—		—		—		(0.48)		(1.48)
Total distributions to shareholders	(4.55)		(0.37)		—		—		—		(0.48)		(1.48)
Proceeds from regulatory settlements	—		—		0.00	(d)	—		0.00	(d)	0.00	(d)	—
Net asset value, end of period	$11.23		$14.93		$16.36		$18.06		$14.38		$8.88		$15.86
Total return	8.01%		(6.34%)		(9.41%)		25.59%		61.94%		(42.22%)		(9.66	%)(e)
Ratios to average net assets(f)(g)
Total gross expenses	1.76	%(h)(i)	1.72	%(h)	1.68	%(i)	1.60	%(i)	1.61	%(i)	1.65	%(i)	1.74	%(i)
Total net expenses(j)	1.66	%(h)(i)	1.57	%(h)(k)	1.59	%(i)(k)	1.60	%(i)(k)	1.61	%(i)(k)	1.61	%(i)(k)	1.70	%(i)(k)
Net investment loss	(0.63	%)(h)	(0.75	%)(h)	(1.11%)		(0.82%)		(0.85%)		(0.80%)		(1.13%)
Supplemental data
Net assets, end of period (in thousands)	$3,523		$3,853		$5,661		$10,618		$9,795		$5,819		$6,881
Portfolio turnover	43%		107%		61%		71%		73%		67%		73%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  On March 31, 2008, Retirement Shares class of Small Cap Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund's Class R shares. The financial information of the Fund's Class R shares includes the financial information of Small Cap Fund's Retirement Shares class.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)  Rounds to zero.

(e)  The Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than less than 0.01%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Certain line items from prior years have been reclassified to conform to the current presentation.

(h)  Annualized.

(i)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(j)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Select Small Cap Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended March 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$15.57		$17.01		$18.69		$14.81		$9.10		$16.15		$19.21
Income from investment operations:
Net investment loss	(0.01)		(0.02)		(0.10)		(0.05	)(c)	(0.05)		(0.04)		(0.12)
Net realized and unrealized gain (loss)	0.95		(1.05)		(1.58)		3.93		5.76		(6.53)		(1.46)
Total from investment operations	0.94		(1.07)		(1.68)		3.88		5.71		(6.57)		(1.58)
Less distributions to shareholders:
Net realized gains	(4.61)		(0.37)		—		—		—		(0.48)		(1.48)
Total distributions to shareholders	(4.61)		(0.37)		—		—		—		(0.48)		(1.48)
Proceeds from regulatory settlements	—		—		0.00	(d)	—		0.00	(d)	0.00	(d)	—
Net asset value, end of period	$11.90		$15.57		$17.01		$18.69		$14.81		$9.10		$16.15
Total return	8.31%		(6.15%)		(8.99%)		26.20%		62.75%		(41.89%)		(9.22	%)(e)
Ratios to average net assets(f)(g)
Total gross expenses	1.25	%(h)(i)	1.22	%(h)	1.17	%(i)	1.10	%(i)	1.11	%(i)	1.15	%(i)	1.24	%(i)
Total net expenses(j)	1.16	%(h)(i)	1.07	%(h)(k)	1.09	%(i)(k)	1.10	%(i)(k)	1.11	%(i)(k)	1.11	%(i)(k)	1.20	%(i)(k)
Net investment loss	(0.11	%)(h)	(0.23	%)(h)	(0.63%)		(0.31%)		(0.36%)		(0.31%)		(0.63%)
Supplemental data
Net assets, end of period (in thousands)	$100,212		$179,372		$244,895		$588,347		$597,804		$321,684		$676,616
Portfolio turnover	43%		107%		61%		71%		73%		67%		73%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  On March 31, 2008, Retirement Shares class of Small Cap Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund's Class Z shares. The financial information of the Fund's Class Z shares includes the financial information of Small Cap Fund's Retirement Shares class.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)  Rounds to zero.

(e)  The Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(f)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)  Certain line items from prior years have been reclassified to conform to the current presentation.

(h)  Annualized.

(i)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(j)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Select Small Cap Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Select Small Cap Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's

Semiannual Report 2013
19

Columbia Select Small Cap Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare

Semiannual Report 2013
20

Columbia Select Small Cap Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.79% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The

Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 28, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class C	0.23
Class R	0.23
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of

Semiannual Report 2013
21

Columbia Select Small Cap Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $177 for Class A shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.41%
Class C	2.16
Class R	1.66
Class Z	1.16

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $89,368,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,972,000
Unrealized depreciation	(2,580,000)
Net unrealized appreciation	16,392,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $63,740,066 and $155,101,497, respectively, for the six months ended February 28, 2013.

Note 6. Regulatory Settlements

During the year ended March 31, 2012, the Fund received $25,405 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement

Semiannual Report 2013
22

Columbia Select Small Cap Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

(the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At February 28, 2013, two unaffiliated shareholder accounts owned an aggregate of 63.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

For the six months ended February 28, 2013, the average daily loan balance outstanding on days when borrowing existed was $5,000,000 at a weighted average interest rate of 1.21%.

Note 11. Significant Risks

Health Care Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the health care sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Technology and Technology-related Investment Risk

At February 28, 2013, the Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

In August 2012, the Board of Trustees approved a proposal to merge the Fund into Columbia Small Cap Growth Fund I. The proposal was approved at a special meeting of shareholders held on February 27, 2013. The merger, which is a tax-free reorganization for U.S. federal income tax proposes, is effective March 15, 2013.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing

Semiannual Report 2013
23

Columbia Select Small Cap Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
24

Columbia Select Small Cap Fund

Shareholder Meeting Results

Special Meeting of Shareholders Held on February 27, 2013 (Unaudited)

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the "Meeting"), shareholders of the Fund approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer its assets to Columbia Small Cap Growth Fund I (the "Acquiring Fund") in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's liabilities. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total dollar interest in the Fund as of the record date for the Meeting.

Votes For	Votes Against	Abstentions	Broker Non-Votes
6,056,494	58,475	33,310	0

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Semiannual Report 2013
28

Columbia Select Small Cap Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Select Small Cap Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR217_08_C01_(04/13)

Semiannual Report February 28, 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Active Portfolios® Multi-Manager Alternative Strategies Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Performance Overview

(Unaudited)

Performance Summary

>	Active Portfolios® Multi-Manager Alternative Strategies Fund (the Fund) Class A shares returned 5.02% for the six-month period that ended February 28, 2013.

>	The Fund outperformed its benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.04% during the same six-month period.

Average Annual Total Returns (%) (for period ended February 28, 2013)
	Inception	6 Months cumulative	Since Inception
Class A	04/23/12	5.02	5.34
Citigroup 3-Month U.S. Treasury Bill Index		0.04	0.07

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at February 28, 2013)	Long	Short	Net
Common Stocks	40.4	(7.5)	32.9
Consumer Discretionary	6.6	(1.5)	5.1
Consumer Staples	0.4	(0.3)	0.1
Energy	10.9	(0.6)	10.3
Financials	7.7	(2.8)	4.9
Health Care	2.6	(0.2)	2.4
Industrials	2.6	(0.3)	2.3
Information Technology	6.1	(0.3)	5.8
Materials	2.5	(1.0)	1.5
Telecommunication Services	1.0	(0.5)	0.5
Preferred Stocks	0.6	(0.0)	0.6
Financials	0.6	(0.0)	0.6
Convertible Preferred Stocks	0.2	(0.0)	0.2
Consumer Discretionary	0.2	(0.0)	0.2
Bonds	16.7	(0.2)	16.5
Convertible Bonds	1.4	(0.0)	1.4
Corporate Bonds & Notes	5.8	(0.2)	5.6
Foreign Government Obligations	8.0	(0.0)	8.0
Inflation-Indexed Bonds	1.5	(0.0)	1.5
Exchange-Traded Funds	0.0	(0.6)	(0.6)
Options Purchased Calls	0.1	(0.0)	0.1
Options Purchased Puts	0.2	(0.0)	0.2
Rights	0.1	(0.0)	0.1
Treasury Bills	16.1	(0.0)	16.1
Money Market Funds	33.9	(0.0)	33.9
Total	108.3	(8.3)	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

AQR Capital Management, LLC

Clifford Asness, Ph.D.

John Liew, Ph.D.

Brian Hurst

Yao Hua Ooi

Eaton Vance Management

John Baur

Michael Cirami, CFA

Eric Stein, CFA

Wasatch Advisors, Inc.

Michael Shinnick

Ralph Shive, CFA

Water Island Capital, LLC

John Orrico, CFA

Todd Munn

Roger Foltynowicz, CAIA

Gregg Loprete

Semiannual Report 2013	3

Active Portfolios® Multi-Manager Alternative Strategies Fund

Portfolio Overview (continued)

(Unaudited)

Market Exposure Through Derivative Investments (%) (at February 28, 2013)(a)
Fixed Income Derivative Contracts	19.1
Commodities Derivative Contracts	(0.8)
Equity Derivative Contracts	82.5
Forward Foreign Currency Exchange Contracts	(0.8)
Total Notional Market Value of Derivative Contracts	100.0

(a)	The Fund has market exposure to fixed income, equity and commodities asset classes through its investments in futures and swap contracts, and market exposure to foreign currencies through its investments in forward foreign currency exchange contracts. Futures and swap contracts and forward foreign currency exchange contracts are derivative instruments. The Fund may have long or short market exposures. The percentages indicated reflect the notional market value of futures and swap contracts and forward foreign currency exchange contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each futures and swap contract are shown in the Consolidated Portfolio of Investments. At February 28, 2013, the notional amount of all outstanding futures, foreign currency exchange contracts and swap contracts is $2,412,784,598. For a description of the Fund’s investments in derivatives, see the Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the consolidated financial statements. At period end, the Fund held investments in an affiliated money market fund and U.S. Government obligations, which have been segregated to cover obligations relating to the Fund’s investment in derivatives. For further information on these holdings, see the Portfolio Holdings table below and the Consolidated Portfolio of Investments.

4	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.20	1,016.51	8.49	8.35	1.67

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset-based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

Semiannual Report 2013	5

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 35.7%
Issuer	Shares	Value ($)

Consumer Discretionary 5.8%
Automobiles 0.8%

General Motors Co.(a)	175,683	4,769,793

Diversified Consumer Services 0.5%

Coinstar, Inc.(a)(b)	50,048	2,561,957

Household Durables 0.2%

iRobot Corp.(a)	58,700	1,258,528

Media 2.2%

Arbitron, Inc.	9,073	424,979

Astral Media, Inc., Class A	88,336	4,117,635

Interpublic Group of Companies, Inc. (The)	268,057	3,425,769

Jupiter Telecommunications Co., Ltd.	947	1,256,673

Liberty Global, Inc., Class A(a)	4,800	330,672

Virgin Media, Inc.	63,835	2,961,944

Total		12,517,672

Multiline Retail 0.5%

Target Corp.(b)	42,487	2,674,981

Specialty Retail 1.6%

ANN, Inc.(a)(b)	30,994	876,820

Brick Ltd. (The)	334,764	1,733,469

Chico’s FAS, Inc.	55,600	944,088

GameStop Corp., Class A(b)	51,515	1,290,966

OfficeMax, Inc.	205,780	2,463,187

PEP Boys-Manny, Moe & Jack (The)(a)	137,485	1,530,208

Total		8,838,738

Total Consumer Discretionary		32,621,669

Consumer Staples 0.4%
Beverages —%

Grupo Modelo SAB de CV, Class C	2,287	20,550

Food Products 0.1%

Morpol ASA(a)	97,126	192,875

Personal Products 0.3%

Avon Products, Inc.	84,436	1,650,724

Total Consumer Staples		1,864,149

Energy 9.6%
Energy Equipment & Services 4.2%

Dockwise Ltd.(a)	21,973	530,706

Ensco PLC, Class A(b)	37,425	2,250,739

Halliburton Co.	96,892	4,021,987

Helmerich & Payne, Inc.	39,895	2,643,443

National Oilwell Varco, Inc.	43,705	2,977,622

Noble Corp.(b)	84,702	3,034,026

Common Stocks (continued)
Issuer	Shares	Value ($)

Patterson-UTI Energy, Inc.	272,809	6,367,362

Unit Corp.(a)(b)	38,064	1,731,151

Total		23,557,036

Oil, Gas & Consumable Fuels 5.4%

Bill Barrett Corp.(a)	131,248	2,369,026

Celtic Exploration Ltd.	262,175	6,879,472

ConocoPhillips(b)	40,500	2,346,975

Denbury Resources, Inc.(a)	482,333	8,739,874

Energen Corp.	47,863	2,213,185

McMoRan Exploration Co.(a)(b)	170,928	2,750,231

Plains Exploration & Production Co.(a)(b)	67,827	3,077,311

SandRidge Energy, Inc.(a)	45,300	258,210

Swift Energy Co.(a)(b)	66,200	895,024

Torc Oil & Gas Ltd.	171,758	289,803

Total SA	5,712	285,176

Whitehaven Coal Ltd.	78,046	221,662

Total		30,325,949

Total Energy		53,882,985

Financials 6.8%
Capital Markets —%

Epoch Holding Corp.	9,827	274,665

Commercial Banks 0.6%

Citizens Republic Bancorp, Inc.(a)	44,513	916,968

Fifth Third Bancorp	54,079	856,611

West Coast Bancorp	55,341	1,300,514

Total		3,074,093

Diversified Financial Services 0.8%

Citigroup, Inc.(b)	39,300	1,649,421

NYSE Euronext	76,811	2,863,514

Total		4,512,935

Insurance 4.0%

Alterra Capital Holdings Ltd.(b)	119,700	3,667,608

Aon PLC(b)	36,797	2,247,929

CNA Financial Corp.	114,997	3,627,005

Genworth Financial, Inc., Class A(a)	49,004	418,494

Loews Corp.	143,007	6,165,032

MetLife, Inc.(b)	65,658	2,326,919

Unum Group	150,691	3,687,409

Total		22,140,396

Real Estate Investment Trusts (REITs) 0.4%

CommonWealth REIT	15,000	378,750

CreXus Investment Corp.	158,340	2,107,505

Total		2,486,255

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Real Estate Management & Development 0.3%

Deutsche Euroshop AG	10,893	450,159

Deutsche Wohnen AG	23,438	429,603

GAGFAH SA(a)	37,030	407,394

GSW Immobilien AG	10,737	427,517

Total		1,714,673

Thrifts & Mortgage Finance 0.7%

Hudson City Bancorp, Inc.(b)	436,544	3,719,355

Total Financials		37,922,372

Health Care 2.3%
Health Care Equipment & Supplies 0.8%

Medtronic, Inc.	33,800	1,519,648

Stryker Corp.(b)	20,300	1,296,764

Trauson Holdings Co., Ltd.	2,044,841	1,958,757

Total		4,775,169

Health Care Providers & Services 0.8%

Coventry Health Care, Inc.(b)	47,012	2,132,464

Express Scripts Holding Co.(a)	31,300	1,781,283

HealthSouth Corp.(a)	20,457	493,423

Total		4,407,170

Pharmaceuticals 0.7%

MAP Pharmaceuticals, Inc.(a)	25,946	648,650

Novartis AG, ADR(b)	32,100	2,176,380

Questcor Pharmaceuticals, Inc.(b)	21,028	685,513

Sanofi	3,248	306,734

Total		3,817,277

Total Health Care		12,999,616

Industrials 2.3%
Airlines 0.6%

Southwest Airlines Co.	279,865	3,274,420

Commercial Services & Supplies 0.4%

Republic Services, Inc.	70,505	2,216,677

Construction & Engineering 0.6%

Aegion Corp.(a)	98,921	2,377,072

Chicago Bridge & Iron Co. NV	1	34

Impregilo SpA	206,560	1,073,101

Total		3,450,207

Electrical Equipment 0.2%

General Cable Corp.(a)(b)	30,539	1,005,955

Professional Services 0.2%

Resources Connection, Inc.	91,200	1,113,552

Common Stocks (continued)
Issuer	Shares	Value ($)

Road & Rail 0.3%

Knight Transportation, Inc.	92,200	1,443,852

Zipcar, Inc.(a)	23,681	289,619

Total		1,733,471

Total Industrials		12,794,282

Information Technology 5.4%
Communications Equipment 0.7%

Cisco Systems, Inc.	199,171	4,152,715

Computers & Peripherals 1.9%

Apple, Inc.(b)	14,324	6,322,613

Dell, Inc.	23,500	327,825

Silicon Graphics International Corp.(a)	261,972	3,942,679

Total		10,593,117

Electronic Equipment, Instruments & Components 0.2%

Itron, Inc.(a)(b)	19,600	824,572

IT Services 1.4%

Convergys Corp.	194,494	3,226,655

Global Payments, Inc.	67,728	3,265,167

Online Resources Corp.(a)	164,883	631,502

SAIC, Inc.(b)	79,197	936,109

Total		8,059,433

Semiconductors & Semiconductor Equipment 0.3%

Intel Corp.	75,284	1,569,672

Software 0.9%

Microsoft Corp.	111,549	3,101,062

Oracle Corp.(b)	57,499	1,969,916

Total		5,070,978

Total Information Technology		30,270,487

Materials 2.2%
Chemicals 1.2%

Mosaic Co. (The)(b)	97,000	5,678,380

Spartech Corp.(a)	102,821	1,014,843

Total		6,693,223

Construction Materials 0.1%

Vulcan Materials Co.	11,676	594,659

Metals & Mining 0.9%

Commercial Metals Co.	60,651	989,218

Flinders Mines Ltd.(a)	637,658	46,694

Hoganas AB, Class B	5,671	284,446

Metals U.S.A. Holdings Corp.	22,727	471,358

Sundance Resources Ltd.(a)	3,848,322	1,170,806

Yamana Gold, Inc.	131,323	1,931,761

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Yancoal Australia Ltd.(a)	103,515	89,941

Total		4,984,224

Total Materials		12,272,106

Telecommunication Services 0.9%
Wireless Telecommunication Services 0.9%

Clearwire Corp., Class A(a)	157,105	490,168

MetroPCS Communications, Inc.(a)(b)	179,458	1,758,688

Sprint Nextel Corp.(a)	123,580	716,764

Vodafone Group PLC, ADR(b)	78,500	1,973,490

Total		4,939,110

Total Telecommunication Services		4,939,110

Total Common Stocks
(Cost: $183,400,389)		199,566,776

Preferred Stocks 0.5%
Financials 0.5%
Commercial Banks 0.3%

Citizens Funding Trust I,
7.500%	2,872	91,186

GMAC Capital Trust I,
8.125%(c)	29,476	782,293

JPMorgan Chase Capital XI,
5.875%(c)	30,379	773,145

Total		1,646,624

Diversified Financial Services 0.1%

Citigroup Capital IX,
6.000%	21,000	526,680

Citigroup Capital VIII,
6.950%	19,000	485,640

Total		1,012,320

Real Estate Investment Trusts (REITs) 0.1%

FelCor Lodging Trust, Inc.,
8.000%	2,132	53,279

Strategic Hotels & Resorts, Inc.,
8.250%	3,844	95,485

Strategic Hotels & Resorts, Inc.,
8.250%	7,500	186,075

Strategic Hotels & Resorts, Inc.,
8.500%	2,296	57,308

Total		392,147

Total Financials		3,051,091

Total Preferred Stocks
(Cost: $3,028,628)		3,051,091

Convertible Preferred Stocks 0.2%
Issuer	Shares	Value ($)

Consumer Discretionary 0.2%
Household Durables 0.2%

Sealy Corp.(c)	15,368	1,160,284

Total Consumer Discretionary		1,160,284

Total Convertible Preferred Stocks
(Cost: $1,141,343)		1,160,284

Corporate Bonds & Notes(d) 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.2%
Fifth Third Capital Trust IV(e)
04/15/67	6.500%	334,000	334,418

Regions Financing Trust II(e)
05/01/77	6.625%	654,000	654,000

Total			988,418

Chemicals 0.2%
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	896,000	1,016,960

Consumer Cyclical Services 0.3%
West Corp.
10/15/16	11.000%	1,523,000	1,583,920

Consumer Products 0.3%
Sealy Mattress Co.
06/15/14	8.250%	1,935,000	1,942,276

Diversified Manufacturing 0.1%
Coleman Cable, Inc.
02/15/18	9.000%	700,000	762,125

Electric 0.1%
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Secured(f)
03/01/22	11.750%	629,000	726,495

Food and Beverage 0.1%
ARAMARK Holdings Corp. Senior Unsecured PIK(f)
05/01/16	8.625%	725,000	739,507

Gas Pipelines 0.4%
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	1,814,000	2,074,762

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Health Care 0.2%
Merge Healthcare, Inc. Senior Secured
05/01/15	11.750%		1,243,000	1,329,233

Media Cable 0.3%
Virgin Media Finance PLC
02/15/22	4.875%		1,092,000	1,104,285

WideOpenWest Finance LLC/Capital Corp.(f)
10/15/19	13.375%		697,000	759,730

Total				1,864,015

Media Non-Cable 0.6%
Entercom Radio LLC
12/01/19	10.500%		928,000	1,050,960

Intelsat Luxembourg SA PIK
02/04/17	11.500%		608,000	646,760

Reader’s Digest Association, Inc. (The) Senior Secured(e)(g)
02/15/17	9.500%		837,000	288,765

YPG Financing, Inc. Senior Secured(f)
11/30/18	9.250%	CAD	1,502,807	1,442,695

Total				3,429,180

Oil Field Services 0.7%
McMoRan Exploration Co.
11/15/14	11.875%		1,637,000	1,741,358

Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%		1,399,000	1,524,910

Offshore Group Investments Ltd.(f) Senior Secured
11/01/19	7.500%		611,000	630,094

Total				3,896,362

Property & Casualty 0.1%
MBIA, Inc. Senior Unsecured
08/15/22	6.400%		604,000	474,140

Retailers 0.3%
Bon-Ton Department Stores, Inc. (The)
03/15/14	10.250%		743,000	743,929

Brown Shoe Co., Inc.
05/15/19	7.125%		618,000	648,900

Total				1,392,829

Supermarkets 0.3%
SUPERVALU, Inc. Senior Unsecured
11/15/14	7.500%		1,647,000	1,653,193

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Technology 0.2%
Nortel Networks Ltd.(g)
07/15/16	10.750%		759,000	837,746

Transportation Services 0.3%
Ship Finance International Ltd.
12/15/13	8.500%		1,718,000	1,718,000

Wireless 0.4%
Clearwire Communications LLC/Finance, Inc.(f) Senior Secured
12/01/15	12.000%		333,000	360,472
12/01/15	12.000%		623,000	673,619

Cricket Communications, Inc.
10/15/20	7.750%		946,000	964,920

Total				1,999,011

Total Corporate Bonds & Notes
(Cost: $28,581,286)				28,428,172

Convertible Bonds(d) 1.2%
Media Non-Cable —%
YPG Financing, Inc.
11/30/22	8.000%	CAD	48,878	38,154

Metals 0.2%
United States Steel Corp. Senior Unsecured
05/15/14	4.000%		1,010,000	1,060,500

Oil Field Services 0.2%
McMoRan Exploration Co. Senior Unsecured
10/06/13	5.250%		952,000	987,605

REITs 0.2%
Health Care REIT, Inc. Senior Unsecured
12/01/29	3.000%		674,000	848,819

Retailers 0.1%
RadioShack Corp. Senior Unsecured(f)
08/01/13	2.500%		654,000	627,840

Technology 0.4%
Nortel Networks Corp.(g)
04/15/14	2.125%		779,000	753,683

Symantec Corp. Senior Unsecured
06/15/13	1.000%		1,257,000	1,546,110

Total				2,299,793

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Wireless 0.1%
Clearwire Communications LLC/Finance, Inc.(f)
12/01/40	8.250%		380,000	413,250

Globalstar, Inc. Senior Unsecured
04/01/28	5.750%		693,000	422,297

Total				835,547

Total Convertible Bonds
(Cost: $6,367,568)				6,698,258

Foreign Government Obligations(d) 7.0%
Albania —%
Albania Government International Bond Senior Unsecured
11/04/15	7.500%	EUR	180,000	243,811

Cyprus 0.3%
Cyprus Government International Bond
06/03/13	3.750%	EUR	925,000	1,138,194
02/03/20	4.625%	EUR	380,000	380,764

Total				1,518,958

Germany 0.3%
Bundesrepublik Deutschland
07/04/34	4.750%	EUR	1,000,000	1,862,596

Guatemala 0.1%
Guatemala Government Bond Senior Unsecured(f)
02/13/28	4.875%		740,000	729,616

Israel 0.1%
Israel Government International Bond Senior Unsecured
01/30/43	4.500%		536,000	519,116

Mexico 1.6%
Mexican Bonos
06/19/14	7.000%	MXN	95,643,000	7,747,993
12/18/14	9.500%	MXN	12,500,000	1,066,338

Total				8,814,331

Mongolia 0.1%
Mongolia Government International Bond Senior Unsecured(f)
01/05/18	4.125%		360,000	350,114

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
New Zealand 0.9%
New Zealand Government Bond Senior Unsecured
12/15/17	6.000%	NZD	940,000	875,805
03/15/19	5.000%	NZD	940,000	849,352
05/15/21	6.000%	NZD	3,370,000	3,260,653
04/15/23	5.500%	NZD	370,000	350,482

Total				5,336,292

Paraguay 0.1%
Republic of Paraguay Senior Unsecured(f)
01/25/23	4.625%		303,000	301,485

Philippines 0.5%
Philippine Government International Bond Senior Unsecured
01/14/36	6.250%	PHP	87,000,000	2,733,461

Romania 0.7%
Romania Government Bond
07/28/14	5.850%	RON	1,100,000	330,572
10/26/15	5.800%	RON	7,310,000	2,193,931
01/27/16	5.750%	RON	1,090,000	327,393
07/26/17	5.900%	RON	3,280,000	991,710

Total				3,843,606

Russian Federation —%
Russian Federal Bond — OFZ
03/13/14	7.100%	RUB	7,503,000	248,739

Slovenia 0.5%
Slovenia Government Bond
01/18/21	4.375%	EUR	1,680,000	2,097,212

Slovenia Government International Bond Senior Unsecured(f)
10/26/22	5.500%		876,000	887,616

Total				2,984,828

Sri Lanka 0.3%
Republic of Sri Lanka Senior Unsecured(f)
07/27/21	6.250%		844,000	879,074

Sri Lanka Government International Bond Senior Unsecured
07/27/21	6.250%		249,000	259,348

Sri Lanka Government International Bond(f) Senior Unsecured
07/25/22	5.875%		400,000	412,110

Total				1,550,532

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 1.5%
Republic of Turkey(h)
04/09/14	0.000%	TRY 462,200	241,896

Turkey Government Bond
04/10/13	10.000%	TRY 1,453,000	811,864

Turkey Government Bond(h)
05/15/13	0.000%	TRY 8,713,000	4,792,743
07/17/13	0.000%	TRY 4,490,490	2,446,935

Total			8,293,438

Total Foreign Government Obligations
(Cost: $37,915,906)			39,330,923

Inflation-Indexed Bonds(d) 1.3%
New Zealand 0.4%
New Zealand Government Bond Senior Unsecured
09/20/25	2.000%	NZD 2,688,718	2,399,722

Turkey 0.9%
Turkey Government Bond
01/06/21	3.000%	TRY 8,090,648	5,173,032

Total Inflation-Indexed Bonds
(Cost: $6,803,940)			7,572,754

Options Purchased Calls 0.1%
Issuer	Contracts	Exercise Price		Expiration Date	Value ($)
Colombian Peso
	532,200,000	COP	1,757.00	02/18/14	1,973
	1,458,400,000	COP	1,757.00	02/18/14	5,406
	841,000,000	COP	1,757.00	02/18/14	3,118
	714,914,000	COP	1,757.00	02/18/14	2,650
	2,188,231,000	COP	1,757.00	02/18/14	8,112
	812,250,000	COP	1,757.00	02/18/14	3,011
	2,260,370,000	COP	1,757.00	02/18/14	8,379
	2,296,050,000	COP	1,757.00	02/18/14	13,776

Freeport-McMoRan Copper & Gold, Inc.
	18		35.00	05/18/13	1,143
	21		36.00	05/18/13	924

Indian Rupee
	338,700,000	INR	52.00	05/06/13	8,336
	155,200,000	INR	51.00	05/08/13	1,529
	105,560,000	INR	52.00	05/14/13	3,147
	209,000,000	INR	55.00	07/01/13	62,617
	159,000,000	INR	53.00	07/03/13	16,784
	111,300,000	INR	53.00	07/03/13	11,749
	187,000,000	INR	54.00	08/12/13	37,703
	160,000,000	INR	54.00	08/12/13	32,259
	353,000,000	INR	54.00	08/12/13	71,171
	188,000,000	INR	55.00	08/19/13	58,831

Options Purchased Calls (continued)
Issuer	Contracts	Exercise Price		Expiration Date	Value ($)
SPDR S&P 500 ETF Trust
	32		156.00	03/28/13	896

Total Options Purchased Calls
(Cost: $531,514)					353,514

Options Purchased Puts 0.1%
Brent Crude Oil Futures
	53		94.80	09/30/13	200,658

CommonWealth REIT
	150		17.50	04/20/13	4,875

Euro
	1,959,837	EUR	1.28	07/18/13	36,709
	4,586,018	EUR	1.26	01/21/14	122,069

Genworth Financial, Inc., Class A
	206		8.00	06/22/13	10,506

HealthSouth Corp.
	93		30.00	04/20/13	57,195

Korean Won
	5,040,000,000	KRW	1,120.00	06/14/13	41,136
	3,250,240,000	KRW	1,120.00	06/18/13	27,528
	3,250,240,000	KRW	1,120.00	06/18/13	27,528

Liberty Global, Inc., Class A
	58		80.00	07/20/13	73,950
	24		85.00	07/20/13	41,160

MetroPCS Communications, Inc.
	1,867		10.00	05/18/13	154,028

SPDR S&P 500 ETF Trust
	32		149.00	03/28/13	4,576
	84		150.00	03/28/13	14,448

SandRidge Energy, Inc.
	453		5.00	04/20/13	13,137

Virgin Media, Inc.
	59		42.00	03/16/13	590
	24		44.00	03/16/13	300
	29		42.00	06/22/13	1,813

Yuan Offshore Renminbi
	21,209,500	CNH	6.50	05/20/13	361
	21,209,500	CNH	6.50	05/20/13	361
	7,150,000	CNH	6.50	05/20/13	122

Total Options Purchased Puts
(Cost: $1,163,181)					833,050

Rights 0.1%
Issuer	Shares	Value ($)
Materials 0.1%
Metals & Mining 0.1%

Yancoal Australia Ltd.(a)	202,164	499,731

Total Materials		499,731

Total Rights
(Cost: $685,541)		499,731

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Treasury Bills(d) 14.2%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares		Value ($)
Mexico 0.1%
Mexican Cetes
05/09/13	3.940%	MXN	5,272,000	409,921

Norway 1.1%
Norway Treasury Bills
03/20/13	1.600%	NOK	34,236,000	5,958,510

Romania 0.2%
Romania Treasury Bills
01/15/14	5.680%	RON	4,500,000	1,284,169

Serbia 2.2%
Serbia Treasury Bills
05/23/13	11.050%	RSD	775,630,000	8,869,459
06/28/13	11.070%	RSD	112,200,000	1,269,468
12/12/13	11.130%	RSD	121,890,000	1,314,290
05/22/14	11.300%	RSD	64,200,000	661,085

Total				12,114,302

Singapore 0.9%
Singapore Treasury Bills
04/04/13	0.240%	SGD	1,224,000	988,143
05/09/13	0.230%	SGD	5,216,000	4,210,044

Total				5,198,187

United States 9.7%
U.S. Treasury Bills
03/14/13	0.090%		17,700,000	17,699,409
03/28/13	0.100%		5,000,000	4,999,599
06/20/13	0.110%		14,490,000	14,484,972

U.S. Treasury Bills(c)(i)
04/04/13	0.050%		17,200,000	17,199,125

Total				54,383,105

Total Treasury Bills
(Cost: $78,979,372)				79,348,194

Money Market Funds 29.9%
		Shares		Value ($)

Columbia Short-Term Cash Fund,
0.128%(j)(k)			167,343,197	167,343,197

Total Money Market Funds
(Cost: $167,343,197)				167,343,197

Total Investments
(Cost: $515,941,865)				534,185,944

Investments Sold Short (7.2)%
Common Stocks (6.5)%
Issuer	Shares	Value ($)
Consumer Discretionary (1.3)%
Auto Components (0.2)%

Goodyear Tire & Rubber Co. (The)(a)	(98,183)	(1,274,415)

Hotels, Restaurants & Leisure (0.3)%

Starbucks Corp.	(30,400)	(1,666,528)

Household Durables (0.1)%

Sealy Corp.	(193,540)	(421,917)

Media (0.2)%

Liberty Global, Inc., Class A(a)	(11,917)	(820,962)

Liberty Global, Inc., Class C(a)	(8,898)	(568,227)

Total		(1,389,189)

Specialty Retail (0.5)%

CarMax, Inc.(a)	(40,500)	(1,555,605)

Office Depot, Inc.(a)	(177,234)	(714,253)

Tractor Supply Co.	(4,677)	(486,361)

Total		(2,756,219)

Total Consumer Discretionary		(7,508,268)

Consumer Staples (0.2)%
Food Products (0.2)%

General Mills, Inc.	(28,700)	(1,327,375)

Total Consumer Staples		(1,327,375)

Energy (0.5)%
Oil, Gas & Consumable Fuels (0.5)%

Exxon Mobil Corp.	(27,619)	(2,473,281)

Exxon Mobil Corp.	(68,956)	(341,019)

Total		(2,814,300)

Total Energy		(2,814,300)

Financials (2.5)%
Commercial Banks (1.2)%

Agricultural Bank of China Ltd., Class H	(790,600)	(407,096)

Bank of China Ltd., Class H	(789,500)	(372,151)

China Construction Bank Corp., Class H	(451,100)	(371,619)

Columbia Banking System, Inc.	(32,311)	(646,220)

FirstMerit Corp.	(60,983)	(922,063)

Industrial & Commercial Bank of China Ltd., Class H	(530,400)	(380,254)

M&T Bank Corp.	(36,684)	(3,745,069)

Total		(6,844,472)

Diversified Financial Services (0.4)%

IntercontinentalExchange, Inc.(a)	(13,082)	(2,025,355)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance (0.4)%

Markel Corp.	(5,165)	(2,497,019)

Real Estate Investment Trusts (REITs) (0.5)%

Health Care REIT, Inc.	(10,053)	(644,800)

Regency Centers Corp.	(35,800)	(1,857,304)

Total		(2,502,104)

Total Financials		(13,868,950)

Health Care (0.2)%
Health Care Providers & Services (0.2)%

Aetna, Inc.	(18,236)	(860,557)

Total Health Care		(860,557)

Industrials (0.3)%
Aerospace & Defense (0.3)%

Boeing Co. (The)	(19,200)	(1,476,480)

Total Industrials		(1,476,480)

Information Technology (0.2)%
Software (0.2)%

Symantec Corp.(a)	(58,409)	(1,369,107)

Total Information Technology		(1,369,107)

Materials (0.8)%
Chemicals (0.4)%

Dow Chemical Co. (The)	(50,500)	(1,601,860)

PolyOne Corp.	(32,565)	(742,156)

Total		(2,344,016)

Construction Materials (0.1)%

Martin Marietta Materials, Inc.	(8,243)	(800,643)

Metals & Mining (0.3)%

Freeport-McMoRan Copper & Gold Inc.	(44,299)	(1,414,024)

Common Stocks (continued)
Issuer		Shares	Value ($)
United States Steel Corp.		(7,916)	(164,970)

Total			(1,578,994)

Total Materials			(4,723,653)

Telecommunication Services (0.5)%
Diversified Telecommunication Services (0.5)%

Verizon Communications, Inc.		(57,200)	(2,661,516)

Total Telecommunication Services			(2,661,516)

Total Common Stocks (Proceeds: $33,893,516)			(36,610,206)

Corporate Bonds & Notes (0.1)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gas Pipelines (0.1)%

Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	(726,000)	(769,989)

Total Corporate Bonds & Notes (Proceeds: $764,080)			(769,989)

Exchange-Traded Funds (0.6)%
SPDR S&P 500 ETF Trust		(18,658)	(2,827,247)

iShares S&P/TSX Capped Energy Index Fund		(23,678)	(367,138)

Total Exchange-Traded Funds
(Proceeds: $3,200,020)			(3,194,385)

Total Investments Sold Short
(Proceeds: $37,857,616)			(40,574,580)

Total Investments, Net of Investments Sold Short			493,611,364

Other Assets & Liabilities, Net			66,090,577

Net Assets			559,701,941

Investments in Derivatives

Futures Contracts Outstanding at February 28, 2013

At February 28, 2013, $8,743,058 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Amsterdam Index	24	EUR	2,133,477	March 2013	—	(31,711)

Australian Treasury Bond, 3-year	6	AUD	596,078	March 2013	—	(115)

Australian Treasury Bond, 10-year	1	AUD	98,754	March 2013	108	—

Brent Crude Oil	20	USD	2,227,600	April 2013	—	(103,330)

CAC 40 Index	(53)	EUR	(2,576,097)	March 2013	—	(19,878)

CAC 40 Index	61	EUR	2,964,942	March 2013	32,657	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Futures Contracts Outstanding at February 28, 2013 (continued)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Canadian Bank Acceptance, 3-month	(20)	CAD	(4,788,363)	June 2013	—	(5,558)

Canadian Bank Acceptance, 3-month	1	CAD	239,515	September 2013	19	—

Canadian Government Bond, 10-year	(6)	CAD	(779,462)	June 2013	—	(6,862)

Cocoa	(121)	USD	(2,583,350)	May 2013	46,432	—

Coffee	(63)	USD	(3,383,100)	May 2013	—	(5,171)

Cotton #2	1	USD	42,645	May 2013	1,062	—

Crude Oil	(14)	USD	(1,288,700)	April 2013	11,340	—

DAX Index	13	EUR	3,288,565	March 2013	45,761	—

DJIA Mini	77	USD	5,404,630	March 2013	182,864	—

E-Mini NASDAQ 100 Index	37	USD	2,026,120	March 2013	2,511	—

E-Mini S&P 500 Index	60	USD	4,539,900	March 2013	147,864	—

E-Mini S&P MidCap 400 Index	39	USD	4,296,630	March 2013	263,124	—

Euro Euribor, 3-month	54	EUR	17,591,431	June 2013	11,529	—

Euro Euribor, 3-month	35	EUR	11,398,997	September 2013	7,022	—

Euro Euribor, 3-month	28	EUR	9,115,086	December 2013	3,903	—

Euro Euribor, 3-month	29	EUR	9,435,892	March 2014	4,419	—

Euro Euribor, 3-month	31	EUR	10,080,572	June 2014	5,686	—

Euro Euribor, 3-month	32	EUR	10,398,963	September 2014	5,792	—

Euro Euribor, 3-month	34	EUR	11,041,130	December 2014	7,433	—

Euro Swiss Franc, 3-month	(53)	CHF	(14,139,176)	June 2013	—	(9,167)

Euro Swiss Franc, 3-month	(35)	CHF	(9,338,125)	September 2013	—	(7,694)

Euro-Bobl, 5-year	(68)	EUR	(11,326,216)	March 2013	—	(32,266)

Euro-Bobl, 5-year	68	EUR	11,326,216	March 2013	70,913	—

Euro-Bund, 10-year	(10)	EUR	(1,892,916)	March 2013	—	(2,051)

Euro-Bund, 10-year	28	EUR	5,300,165	March 2013	39,381	—

Euro-Buxl, 30-year	11	EUR	1,921,508	March 2013	12,893	—

Eurodollar, 90-day	30	USD	7,476,750	June 2013	266	—

Eurodollar, 90-day	12	USD	2,990,100	September 2013	153	—

Eurodollar, 90-day	13	USD	3,238,463	December 2013	236	—

Eurodollar, 90-day	13	USD	3,237,650	March 2014	333	—

Eurodollar, 90-day	15	USD	3,734,250	June 2014	278	—

Eurodollar, 90-day	18	USD	4,478,850	September 2014	345	—

Eurodollar, 90-day	23	USD	5,718,950	December 2014	291	—

Euro-OAT, 10-year	(105)	EUR	(18,532,210)	March 2013	101,211	—

European ICE Gasoil	25	USD	2,345,625	March 2013	—	(169,750)

Euro-SCHATZ, 2-year	(2)	EUR	(289,140)	March 2013	101	—

Euro-SCHATZ, 2-year	13	EUR	1,879,410	March 2013	541	—

FTSE 100 Index	51	GBP	4,919,543	March 2013	286,237	—

FTSE/JSE Top 40 Index	116	ZAR	4,519,347	March 2013	58,742	—

FTSE/MIB Index	15	EUR	1,558,532	March 2013	—	(56,938)

Gold 100 oz	(23)	USD	(3,629,630)	April 2013	—	(1,228)

Gold 100 oz	(31)	USD	(4,892,110)	April 2013	243,492	—

Hang Seng China Enterprises Index	41	HKD	3,019,651	March 2013	8,881	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Futures Contracts Outstanding at February 28, 2013 (continued)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Hang Seng China Enterprises Index	22	HKD	1,620,300	March 2013	15,706	—
Hang Seng Index	24	HKD	3,554,387	March 2013	44,046	—
Heating Oil	6	USD	745,996	April 2013	—	(61,534)
Henry Hub Natural Gas Swap	(183)	USD	(1,594,845)	April 2013	—	(64,050)
IBEX 35 Index	14	EUR	1,506,082	March 2013	11,362	—
Japanese Government Bond, 10-year	(5)	JPY	(7,822,850)	March 2013	—	(18,480)
Japanese Government Bond, 10-year	7	JPY	10,951,990	March 2013	36,082	—
KOSPI 200 Index	7	KRW	869,808	March 2013	7,962	—
Lean Hog	(85)	USD	(2,754,000)	April 2013	218,467	—
LME Copper	(1)	USD	(195,544)	June 2013	1,105	—
LME Nickel	(1)	USD	(99,288)	March 2013	760	—
LME Nickel	(1)	USD	(99,690)	June 2013	568	—
LME Primary Aluminum	(3)	USD	(147,713)	March 2013	4,795	—
LME Zinc	32	USD	1,637,000	March 2013	—	(32,520)
Mini Japanese Government Bond, 10-year	84	JPY	13,139,670	March 2013	23,458	—
Mini Russell 2000 Index	41	USD	3,731,820	March 2013	201,998	—
MSCI Singapore Index	85	SGD	5,068,152	March 2013	—	(23,014)
MSCI Taiwan Index	111	USD	3,147,960	March 2013	—	(33,553)
Platinum	78	USD	6,175,650	April 2013	—	(137,846)
RBOB Gasoline	42	USD	5,489,039	April 2013	—	(314,941)
S&P CNX Nifty Index	160	USD	1,842,560	March 2013	—	(22,207)
S&P/TSE 60 Index	33	CAD	4,721,280	March 2013	156,854	—
Silver	(24)	USD	(3,411,840)	May 2013	244,186	—
Soybean	29	USD	2,105,763	May 2013	58,543	—
Soybean Meal	34	USD	1,481,040	May 2013	50,481	—
Soybean Oil	(78)	USD	(2,298,816)	May 2013	26,108	—
SPI 200 Index	52	AUD	6,752,298	March 2013	549,128	—
Sterling, 90-day	100	GBP	18,875,896	June 2013	8,497	—
Sterling, 90-day	95	GBP	17,937,506	September 2013	9,365	—
Sterling, 90-day	100	GBP	18,881,585	December 2013	13,117	—
Sterling, 90-day	101	GBP	19,066,570	March 2014	14,003	—
Sterling, 90-day	108	GBP	20,379,824	June 2014	16,888	—
Sterling, 90-day	113	GBP	21,312,620	September 2014	17,823	—
Sterling, 90-day	120	GBP	22,619,217	December 2014	21,407	—
Sugar #11	(205)	USD	(4,222,344)	May 2013	—	(17,169)
TOPIX	30	JPY	3,142,734	March 2013	445,776	—
U.S. Treasury Long Bond, 20-year	8	USD	1,150,250	June 2013	—	(2,905)
U.S. Treasury Note, 2-year	55	USD	12,125,781	June 2013	801	—
U.S. Treasury Note, 5-year	55	USD	6,819,141	June 2013	787	—
U.S. Treasury Note, 10-year	72	USD	9,471,375	June 2013	—	(2,665)
United Kingdom Long GILT, 10-year	4	GBP	708,098	June 2013	284	—
USD Deliverable Interest Rate Swap, 10-year	(13)	USD	(1,300,813)	March 2013	—	(1,124)
Wheat	(28)	USD	(1,000,300)	May 2013	20,613	—

Total					3,824,790	(1,183,727)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Open Options Contracts Written at February 28, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)		Premium Received ($)	Expiration Date	Value ($)
Apple, Inc.	Call	24		480.00	44,387	April 2013	12,960

Coinstar, Inc.	Call	138		52.50	47,413	April 2013	24,840

Coinstar, Inc.	Call	159		55.00	48,878	April 2013	16,297

CommonWealth REIT	Call	150		25.00	1,557	March 2013	4,125

CommonWealth REIT	Put	60		17.50	728	March 2013	450

CommonWealth REIT	Put	106		20.00	4,212	March 2013	2,650

Dell, Inc.	Call	39		13.00	3,193	March 2013	3,724

Dell, Inc.	Put	39		13.00	113	March 2013	59

Dell, Inc.	Call	39		13.00	3,346	April 2013	3,841

Dell, Inc.	Call	235		14.00	1,675	April 2013	5,052

Dell, Inc.	Put	274		13.00	2,516	April 2013	1,918

Ensco PLC, Class A	Call	240		62.50	44,590	March 2013	7,800

GameStop Corp., Class A	Call	273		27.00	72,956	April 2013	20,202

Genworth Financial, Inc., Class A	Call	185		9.00	1,678	March 2013	1,295

Genworth Financial, Inc., Class A	Put	104		8.00	1,217	March 2013	832

Genworth Financial, Inc., Class A	Put	104		9.00	6,442	March 2013	5,460

Genworth Financial, Inc., Class A	Call	72		9.00	2,008	April 2013	1,836

Genworth Financial, Inc., Class A	Call	143		8.00	12,342	April 2013	11,154

Genworth Financial, Inc., Class A	Put	104		8.00	2,811	April 2013	2,444

Genworth Financial, Inc., Class A	Put	104		9.00	8,008	April 2013	7,280

Indian Rupee	Call	338,700,000	INR	52.00	45,920	May 2013	8,336

Indian Rupee	Put	123,500,000	INR	65.00	54,340	July 2013	1,507

Indian Rupee	Put	67,200,000	INR	64.00	27,950	July 2013	1,192

Indian Rupee	Put	96,000,000	INR	64.00	37,387	July 2013	1,703

Indian Rupee	Call	126,090,000	INR	54.00	91,602	August 2013	25,422

Indian Rupee	Call	573,910,000	INR	54.00	361,882	August 2013	115,710

Indian Rupee	Call	188,000,000	INR	55.00	178,258	August 2013	58,831

Korean Won	Put	5,040,000,000	KRW	1,120.00	66,465	June 2013	41,136

Korean Won	Put	3,250,240,000	KRW	1,120.00	41,557	June 2013	27,528

Korean Won	Put	3,250,240,000	KRW	1,120.00	42,950	June 2013	27,528

Liberty Global, Inc., Class A	Call	27		65.00	9,278	March 2013	10,935

Liberty Global, Inc., Class A	Call	82		70.00	7,076	March 2013	5,125

Liberty Global, Inc., Class A	Put	2		65.00	199	March 2013	40

McMoRan Exploration Co.	Call	645		16.00	12,899	March 2013	8,707

MetroPCS Communications, Inc.	Call	1		10.00	12	March 2013	3

MetroPCS Communications, Inc.	Put	1		10.00	27	March 2013	22

MetroPCS Communications, Inc.	Call	54		11.00	1,134	March 2013	405

MetroPCS Communications, Inc.	Call	673		10.00	31,287	March 2013	13,796

MetroPCS Communications, Inc.	Put	1,240		8.00	29,516	May 2013	17,980

Noble Corp.	Call	215		40.00	57,534	June 2013	20,210

Office Depot, Inc.	Call	9		3.50	444	March 2013	495

Office Depot, Inc.	Call	85		5.00	1,981	March 2013	213

Office Depot, Inc.	Call	174		4.50	4,590	March 2013	435

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Open Options Contracts Written at February 28, 2013 (continued)

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Office Depot, Inc.	Call	311	4.00	5,389	March 2013	4,665

Office Depot, Inc.	Call	22	3.50	1,085	April 2013	1,265

Office Depot, Inc.	Call	196	5.00	1,603	April 2013	490

Office Depot, Inc.	Call	243	4.50	3,723	April 2013	1,823

Office Depot, Inc.	Call	1,377	4.00	32,792	April 2013	30,982

Office Max, Inc.	Call	1	14.00	4	March 2013	3

Office Max, Inc.	Call	19	13.00	535	March 2013	48

Office Max, Inc.	Call	311	12.00	8,246	March 2013	6,997

Office Max, Inc.	Put	6	12.00	355	March 2013	180

Office Max, Inc.	Call	43	14.00	527	April 2013	215

Office Max, Inc.	Call	96	13.00	2,694	April 2013	1,440

Office Max, Inc.	Call	289	12.00	14,282	April 2013	14,450

Office Max, Inc.	Put	4	12.00	320	April 2013	230

SPDR S&P 500 ETF Trust	Call	15	152.00	1,085	March 2013	668

SPDR S&P 500 ETF Trust	Put	1	148.00	60	March 2013	5

SPDR S&P 500 ETF Trust	Put	1	148.50	74	March 2013	7

SPDR S&P 500 ETF Trust	Put	1	149.00	92	March 2013	7

SPDR S&P 500 ETF Trust	Put	3	149.50	58	March 2013	27

SPDR S&P 500 ETF Trust	Put	3	152.50	172	March 2013	312

SPDR S&P 500 ETF Trust	Put	6	150.50	250	March 2013	105

SPDR S&P 500 ETF Trust	Put	11	152.00	654	March 2013	858

SPDR S&P 500 ETF Trust	Put	14	151.50	701	March 2013	539

SPDR S&P 500 ETF Trust	Put	15	151.00	666	March 2013	390

SPDR S&P 500 ETF Trust	Put	37	150.00	1,345	March 2013	444

SPDR S&P 500 ETF Trust	Call	32	154.00	1,365	March 2013	784

SPDR S&P 500 ETF Trust	Put	32	150.00	1,322	March 2013	2,384

SPDR S&P 500 ETF Trust	Put	52	132.00	4,201	March 2013	338

SPDR S&P 500 ETF Trust	Put	32	139.00	1,638	March 2013	912

Sprint Nextel Corp.	Call	181	6.00	1,172	March 2013	362

Sprint Nextel Corp.	Call	6	6.00	26	March 2013	18

Sprint Nextel Corp.	Call	19	6.00	93	March 2013	95

Virgin Media, Inc.	Call	41	44.00	4,142	March 2013	10,352

Virgin Media, Inc.	Put	20	41.00	267	March 2013	250

Virgin Media, Inc.	Put	31	43.00	534	March 2013	310

Total						603,433

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at February 28, 2013

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)		Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Kingdom of Thailand	June 20, 2017	1.000		1,800,000	(20,278)	(23,252)	(3,550)	—	(47,080)

Morgan Stanley	Kingdom of Thailand	June 20, 2017	1.000		380,000	(4,281)	(9,101)	(749)	—	(14,131)

Citibank	People’s Republic of China	June 20, 2017	1.000		380,000	(7,372)	(5,666)	(749)	—	(13,787)

JPMorgan	People’s Republic of China	June 20, 2017	1.000		1,800,000	(34,919)	(8,794)	(3,550)	—	(47,263)

Goldman Sachs International	Republic of Colombia	June 20, 2017	1.000		380,000	(1,952)	(10,744)	(749)	—	(13,445)

Morgan Stanley	Tunisian Republic	June 20, 2017	1.000		2,200,000	192,382	(158,202)	(4,339)	29,841	—

Morgan Stanley	Markit iTraxx Europe Senior Financials	December 20, 2017	1.000	EUR	1,730,000	57,920	(87,818)	(4,454)	—	(34,352)

Morgan Stanley	Markit iTraxx Europe Subordinated Financials	December 20, 2017	5.000	EUR	291,000	(39,259)	39,613	(3,746)	—	(3,392)

Morgan Stanley	Markit iTraxx Europe Subordinated Financials	December 20, 2017	5.000	EUR	860,000	(116,024)	84,877	(11,072)	—	(42,219)

Citibank	Republic of Croatia	December 20, 2017	1.000		1,360,000	113,128	(86,999)	(2,682)	23,447	—

Goldman Sachs International	Republic of Croatia	December 20, 2017	1.000		610,000	50,741	(39,125)	(1,203)	10,413	—

Morgan Stanley	Republic of Croatia	December 20, 2017	1.000		540,000	44,918	(33,505)	(1,065)	10,348	—

Citibank	Kingdom of Thailand	March 20, 2018	1.000		530,000	(3,089)	255	(1,045)	—	(3,879)

JPMorgan	Lebanese Republic	March 20, 2018	5.000		557,000	(20,922)	23,256	(5,493)	—	(3,159)

JPMorgan	People’s Republic of China	March 20, 2018	1.000		1,200,000	(20,628)	18,751	(2,367)	—	(4,244)

Citibank	Federative Republic of Brazil	June 20, 2022	1.000		4,667,000	254,353	(224,144)	(9,204)	21,005	—

Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000		1,130,000	61,585	(86,886)	(2,229)	—	(27,530)

Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000		1,270,000	38,709	(86,523)	(2,505)	—	(50,319)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at February 28, 2013 (continued)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	1,760,000	53,644	(72,469)	(3,471)	—	(22,296)

Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000	60,960	(120,485)	(3,944)	—	(63,469)

Citibank	United Mexican States	June 20, 2022	1.000	370,000	11,454	(25,887)	(730)	—	(15,163)

Citibank	United Mexican States	June 20, 2022	1.000	1,520,000	47,052	(94,035)	(2,998)	—	(49,981)

Goldman Sachs International	United Mexican States	June 20, 2022	1.000	300,000	9,287	(18,298)	(592)	—	(9,603)

Citibank	Federative Republic of Brazil	September 20, 2022	1.000	1,750,000	98,807	(128,502)	(3,451)	—	(33,146)

Goldman Sachs International	Federative Republic of Brazil	September 20, 2022	1.000	1,400,000	79,045	(120,657)	(2,761)	—	(44,373)

Citibank	Republic of South Africa	September 20, 2022	1.000	2,450,000	249,799	(209,340)	(4,832)	35,627	—

Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	2,900,000	295,681	(216,370)	(5,719)	73,592	—

Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	3,800,000	387,444	(358,515)	(7,495)	21,434	—

JPMorgan	Republic of South Africa	September 20, 2022	1.000	2,550,000	259,995	(214,121)	(5,029)	40,845	—

Morgan Stanley	Republic of South Africa	September 20, 2022	1.000	2,150,000	219,212	(176,943)	(4,240)	38,029	—

JPMorgan	Russian Federation	September 20, 2022	1.000	600,000	47,038	(48,239)	(1,183)	—	(2,384)

Morgan Stanley	Russian Federation	September 20, 2022	1.000	2,880,000	225,783	(386,376)	(5,680)	—	(166,273)

Goldman Sachs International	Republic of South Africa	December 20, 2022	1.000	1,386,000	145,695	(132,002)	(2,735)	10,958	—

Total								315,539	(711,488)

Credit Default Swap Contracts Outstanding at February 28, 2013

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Republic of South Africa	September 20, 2017	1.000	1.613	4,100,000	(110,438)	101,919	8,086	—	(433)

Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.613	2,900,000	(78,115)	43,941	5,719	—	(28,455)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at February 28, 2013 (continued)

Sell Protection (continued)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.613	3,800,000	(102,357)	113,536	7,494	18,673	—

JPMorgan	Republic of South Africa	September 20, 2017	1.000	1.613	2,550,000	(68,687)	61,245	5,029	—	(2,413)

Morgan Stanley	Republic of South Africa	September 20, 2017	1.000	1.613	2,150,000	(57,913)	42,773	4,240	—	(10,900)

Citibank	CDX North America High Yield 19	December 20, 2017	5.000	4.321	1,270,000	35,813	731	12,524	49,068	—

JPMorgan	CDX North America High Yield 19	December 20, 2017	5.000	4.321	2,190,000	61,757	5,033	21,596	88,386	—

Morgan Stanley	CDX North America High Yield 19	December 20, 2017	5.000	4.321	1,500,000	42,300	43,333	14,792	100,425	—

Goldman Sachs International	Republic of South Africa	December 20, 2017	1.000	1.671	1,386,000	(42,880)	31,588	2,734	—	(8,558)

JPMorgan	Republic of Turkey	September 20, 2022	1.000	1.791	600,000	(39,499)	42,756	1,183	4,440	—

JPMorgan	Republic of Turkey	September 20, 2022	1.000	1.791	2,880,000	(189,596)	166,202	5,680	—	(17,714)

Total									260,992	(68,473)

**	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at February 28, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	28-Day MXN TIIE-Banxico	Receive	4.692	January 28, 2014	MXN	1,255,400,000	—	(149,713)

Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.333	July 30, 2017	PLN	3,900,000	60,757	—

Goldman Sachs International	6-Month PLN-WIBOR-WIBO	Pay	4.345	August 1, 2017	PLN	3,860,000	60,996	—

Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.240	August 7, 2017	PLN	9,400,000	135,232	—

Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.300	August 10, 2017	PLN	2,028,000	31,204	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Interest Rate Swap Contracts Outstanding at February 28, 2013 (continued)

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan Chase Bank New York	6-Month PLN-WIBOR-WIBO	Pay	4.325	August 17, 2017	PLN	2,160,000	34,310	—

Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.400	August 20, 2017	PLN	1,980,000	33,670	—

Morgan Stanley Capital Services	6-Month PLN-WIBOR-WIBO	Pay	4.370	August 23, 2017	PLN	2,040,000	34,000	—

Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.350	August 27, 2017	PLN	1,200,000	19,699	—

Citibank	6-Month PLN-WIBOR-WIBO	Pay	4.300	September 18, 2017	PLN	1,860,000	14,701	—

Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.810	November 13, 2017	PLN	1,600,000	2,260	—

Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.820	November 14, 2017	PLN	4,090,000	6,359	—

Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.815	November 19, 2017	PLN	11,730,000	17,486	—

Goldman Sachs International	6-Month PLN-WIBOR-WIBO	Pay	3.800	November 20, 2017	PLN	4,264,000	5,439	—

Citibank London	3-Month NZD FIX-FRA	Pay	3.815	August 13, 2022	NZD	1,362,000	—	(17,559)

Citibank London	3-Month NZD FIX-FRA	Pay	3.860	August 13, 2022	NZD	2,036,000	—	(20,206)

Citibank London	3-Month NZD FIX-FRA	Pay	3.970	August 13, 2022	NZD	2,082,000	—	(5,559)

Citibank New York	3-Month NZD FIX-FRA	Pay	3.899	August 13, 2022	NZD	1,760,000	—	(12,987)

Citibank New York	3-Month NZD FIX-FRA	Pay	3.798	August 30, 2022	NZD	1,899,000	1,744	—

Citibank	3-Month USD LIBOR	Receive	1.805	October 23, 2022	USD	103,000	364	—

Citibank	3-Month NZD FIX-FRA	Pay	3.775	October 30, 2022	NZD	3,621,000	—	(31,615)

Citibank	3-Month USD LIBOR	Receive	1.751	November 6, 2022	USD	359,000	3,497	—

JPMorgan	3-Month NZD FIX-FRA	Pay	4.125	February 25, 2023	NZD	1,161,000	5,488	—

JPMorgan	3-Month NZD FIX-FRA	Pay	4.140	February 25, 2023	NZD	2,344,000	13,711	—

Total							480,917	(237,639)

Total Return Equity Swap Contracts Outstanding at February 28, 2013

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered New York	Total return on Nigeria T-Bill	Floating rate based on 3-month USD LIBOR plus 1.50%	September 30, 2013	USD	1,912,000,000	679,096	—

Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	GBP	100,600	—	(668)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Total Return Equity Swap Contracts Outstanding at February 28, 2013 (continued)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	GBP	157,000	—	(1,042)

Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	GBP	19,892	—	(132)

Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	GBP	133,064	—	(883)

Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	GBP	30,372	—	(202)

Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	GBP	13,221	—	(88)

Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	GBP	9,006	—	(60)

Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	GBP	60,000	—	(398)

Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	GBP	12,757	—	(81)

Goldman Sachs	Total return on Sundance Resources Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	December 18, 2013	AUD	20,380	50	—

Goldman Sachs	Total return on Sundance Resources Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	December 18, 2013	AUD	39,993	98	—

Goldman Sachs	Total return on Sundance Resources Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	December 18, 2013	AUD	30,489	77	—

Goldman Sachs	Total return on Sundance Resources Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	December 18, 2013	AUD	13,692	35	—

Goldman Sachs	Total return on Sundance Resources Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	December 18, 2013	AUD	19,066	47	—

Goldman Sachs	Total return on Sundance Resources Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	December 18, 2013	AUD	15,761	40	—

Goldman Sachs	Total return on Sundance Resources Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	December 18, 2013	AUD	25,452	64	—

Goldman Sachs	Total return on Sundance Resources Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	January 23, 2014	AUD	24,222	61	—

Goldman Sachs	Total return on Sundance Resources Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	January 24, 2014	AUD	23,703	60	—

Goldman Sachs	Total return on Sundance Resources Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	January 24, 2014	AUD	64,713	169	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Total Return Equity Swap Contracts Outstanding at February 28, 2013 (continued)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on FFASTFILL PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	February 19, 2014	GBP	237,460	884	—

Goldman Sachs	Total return on Whitehaven Coal Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	February 25, 2014	AUD	1,614	—	(298)

Goldman Sachs	Total return on Whitehaven Coal Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	February 26, 2014	AUD	3,213	—	(632)

Goldman Sachs	Total return on Whitehaven Coal Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	March 3, 2014	AUD	4,850	—	(751)

Goldman Sachs	Total return on Whitehaven Coal Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	March 3, 2014	AUD	1,614	—	(131)

Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.85%	March 5, 2014	GBP	191,213	—	(1,367)

Goldman Sachs	Total return on Whitehaven Coal Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	March 5, 2014	AUD	1,617	—	(45)

Total						680,681	(6,778)

Forward Foreign Currency Exchange Contracts Open at February 28, 2013

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	March 1, 2013	63,017,000 (CNY	)	10,024,976 (USD	)	—	(104,257)

J.P. Morgan Securities, Inc.	March 1, 2013	11,493,236 (USD	)	72,212,000 (CNY	)	113,985	—

Goldman, Sachs & Co.	March 5, 2013	1,200,000 (EUR	)	1,560,018 (USD	)	—	(6,653)

Goldman, Sachs & Co.	March 5, 2013	1,573,800 (USD	)	1,200,000 (EUR	)	—	(7,128)

Goldman, Sachs & Co.	March 11, 2013	1,321,206 (EUR	)	1,772,453 (USD	)	47,463	—

Wells Fargo	March 11, 2013	16,092,466 (EUR	)	20,991,013 (USD	)	—	(19,587)

Wells Fargo	March 11, 2013	1,044,088 (EUR	)	1,414,705 (USD	)	51,526	—

Wells Fargo	March 11, 2013	1,715,863 (USD	)	1,325,810 (EUR	)	15,137	—

Standard Chartered Bank	March 13, 2013	942,432 (USD	)	2,932,000 (MYR	)	5,680	—

Citigroup Global Markets Inc.	March 14, 2013	4,889,372 (USD	)	199,017,000 (PHP	)	5,090	—

Standard Chartered Bank	March 14, 2013	903,982 (USD	)	37,000,000 (PHP	)	5,966	—

Citigroup Global Markets Inc.	March 15, 2013	4,374,000 (AUD	)	4,600,661 (USD	)	136,703	—

Goldman, Sachs & Co.	March 15, 2013	7,000 (AUD	)	7,141 (USD	)	—	(3)

Goldman, Sachs & Co.	March 15, 2013	4,135,500 (AUD	)	4,314,733 (USD	)	94,179	—

Wells Fargo	March 15, 2013	480,000 (AUD	)	505,104 (USD	)	15,232	—

Goldman, Sachs & Co.	March 15, 2013	25,975,000 (CAD	)	26,164,641 (USD	)	983,116	—

Goldman, Sachs & Co.	March 15, 2013	2,196,000 (EUR	)	2,857,033 (USD	)	—	(10,187)

Goldman, Sachs & Co.	March 15, 2013	769,000 (EUR	)	1,020,727 (USD	)	16,675	—

Goldman, Sachs & Co.	March 15, 2013	350,000 (HKD	)	45,121 (USD	)	—	(10)

Goldman, Sachs & Co.	March 15, 2013	15,916,000 (HKD	)	2,052,968 (USD	)	668	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 28, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	March 15, 2013	1,200,000 (JPY	)	12,871 (USD	)	—	(77)

Goldman, Sachs & Co.	March 15, 2013	132,636,648 (JPY	)	1,502,865 (USD	)	71,791	—

Goldman, Sachs & Co.	March 15, 2013	350,000 (MYR	)	113,496 (USD	)	334	—

Goldman, Sachs & Co.	March 15, 2013	5,548,000 (NOK	)	984,179 (USD	)	18,150	—

Goldman, Sachs & Co.	March 15, 2013	2,054,000 (SEK	)	322,321 (USD	)	4,808	—

Goldman, Sachs & Co.	March 15, 2013	1,455,000 (SGD	)	1,191,446 (USD	)	16,547	—

Goldman, Sachs & Co.	March 15, 2013	2,208,948 (USD	)	2,123,000 (AUD	)	—	(42,284)

Goldman, Sachs & Co.	March 15, 2013	11,487,532 (USD	)	11,404,000 (CAD	)	—	(431,899)

Goldman, Sachs & Co.	March 15, 2013	2,281,592 (USD	)	1,719,000 (EUR	)	—	(37,169)

Goldman, Sachs & Co.	March 15, 2013	16,922 (USD	)	13,000 (EUR	)	51	—

Goldman, Sachs & Co.	March 15, 2013	209,945 (USD	)	17,536,648 (JPY	)	—	(20,734)

Goldman, Sachs & Co.	March 15, 2013	114,641 (USD	)	350,000 (MYR	)	—	(1,479)

Goldman, Sachs & Co.	March 15, 2013	797,341 (USD	)	4,435,000 (NOK	)	—	(25,109)

Goldman, Sachs & Co.	March 15, 2013	31,522 (USD	)	200,000 (SEK	)	—	(605)

Goldman, Sachs & Co.	March 15, 2013	912,547 (USD	)	1,122,000 (SGD	)	—	(6,544)

Goldman, Sachs & Co.	March 15, 2013	268,854 (USD	)	333,000 (SGD	)	40	—

Goldman, Sachs & Co.	March 19, 2013	48,086,000 (ZAR	)	5,477,454 (USD	)	154,222	—

Royal Bank of Scotland	March 20, 2013	25,785,000 (AUD	)	26,800,469 (USD	)	495,521	—

Royal Bank of Scotland	March 20, 2013	4,620,000 (BRL	)	2,160,999 (USD	)	—	(168,311)

Royal Bank of Scotland	March 20, 2013	17,114,000 (CAD	)	17,050,000 (USD	)	460,694	—

Royal Bank of Scotland	March 20, 2013	280,000 (CHF	)	299,475 (USD	)	691	—

Royal Bank of Scotland	March 20, 2013	60,000,000 (CZK	)	3,109,148 (USD	)	55,458	—

Royal Bank of Scotland	March 20, 2013	25,663,000 (EUR	)	33,337,485 (USD	)	—	(170,799)

Royal Bank of Scotland	March 20, 2013	23,215,000 (EUR	)	30,730,148 (USD	)	418,227	—

Royal Bank of Scotland	March 20, 2013	1,804,000 (GBP	)	2,726,368 (USD	)	—	(10,140)

Royal Bank of Scotland	March 20, 2013	17,117,000 (GBP	)	27,123,631 (USD	)	1,158,656	—

Royal Bank of Scotland	March 20, 2013	13,100,000,000 (IDR	)	1,356,669 (USD	)	3,741	—

Royal Bank of Scotland	March 20, 2013	1,210,000 (ILS	)	316,721 (USD	)	—	(8,890)

Royal Bank of Scotland	March 20, 2013	314,000,000 (INR	)	5,651,339 (USD	)	—	(99,535)

Royal Bank of Scotland	March 20, 2013	2,180,000,000 (KRW	)	1,999,710 (USD	)	—	(11,465)

Royal Bank of Scotland	March 20, 2013	740,000,000 (KRW	)	694,838 (USD	)	12,145	—

Royal Bank of Scotland	March 20, 2013	11,300,000 (MXN	)	878,407 (USD	)	—	(5,373)

Royal Bank of Scotland	March 20, 2013	9,750,000 (MYR	)	3,135,332 (USD	)	—	(15,939)

Royal Bank of Scotland	March 20, 2013	70,000 (MYR	)	22,965 (USD	)	341	—

Royal Bank of Scotland	March 20, 2013	69,253,000 (NOK	)	12,290,965 (USD	)	234,788	—

Royal Bank of Scotland	March 20, 2013	1,405,000 (NZD	)	1,146,486 (USD	)	—	(13,761)

Royal Bank of Scotland	March 20, 2013	14,497,000 (NZD	)	12,025,086 (USD	)	53,486	—

Royal Bank of Scotland	March 20, 2013	190,000 (PLN	)	60,013 (USD	)	304	—

Royal Bank of Scotland	March 20, 2013	5,600,000 (RUB	)	179,602 (USD	)	—	(2,699)

Royal Bank of Scotland	March 20, 2013	23,436,000 (SEK	)	3,591,902 (USD	)	—	(30,481)

Royal Bank of Scotland	March 20, 2013	530,000 (SGD	)	427,541 (USD	)	—	(429)

Royal Bank of Scotland	March 20, 2013	7,910,000 (SGD	)	6,441,211 (USD	)	53,965	—

Royal Bank of Scotland	March 20, 2013	720,000 (TRY	)	397,747 (USD	)	—	(1,691)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 28, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	March 20, 2013	2,050,000 (TRY	)	1,153,244 (USD	)	15,953	—

Royal Bank of Scotland	March 20, 2013	20,500,000 (TWD	)	690,015 (USD	)	—	(1,092)

Royal Bank of Scotland	March 20, 2013	295,000,000 (TWD	)	10,085,328 (USD	)	140,113	—

Royal Bank of Scotland	March 20, 2013	13,774,398 (USD	)	13,260,000 (AUD	)	—	(247,013)

Royal Bank of Scotland	March 20, 2013	532,491 (USD	)	1,050,000 (BRL	)	—	(3,104)

Royal Bank of Scotland	March 20, 2013	2,019,175 (USD	)	4,090,000 (BRL	)	42,921	—

Royal Bank of Scotland	March 20, 2013	13,357,543 (USD	)	13,269,000 (CAD	)	—	(495,356)

Royal Bank of Scotland	March 20, 2013	708,055 (USD	)	345,000,000 (CLP	)	19,531	—

Royal Bank of Scotland	March 20, 2013	425,822 (USD	)	780,000,000 (COP	)	3,777	—

Royal Bank of Scotland	March 20, 2013	2,442,817 (USD	)	46,600,000 (CZK	)	—	(71,115)

Royal Bank of Scotland	March 20, 2013	70,269,378 (USD	)	52,678,000 (EUR	)	—	(1,487,498)

Royal Bank of Scotland	March 20, 2013	4,895,996 (USD	)	3,763,000 (EUR	)	17,368	—

Royal Bank of Scotland	March 20, 2013	19,822,237 (USD	)	12,296,000 (GBP	)	—	(1,170,292)

Royal Bank of Scotland	March 20, 2013	1,045,394 (USD	)	231,000,000 (HUF	)	—	(26,820)

Royal Bank of Scotland	March 20, 2013	174,002 (USD	)	1,700,000,000 (IDR	)	1,569	—

Royal Bank of Scotland	March 20, 2013	379,957 (USD	)	1,400,000 (ILS	)	—	(3,217)

Royal Bank of Scotland	March 20, 2013	1,460,120 (USD	)	5,510,000 (ILS	)	22,619	—

Royal Bank of Scotland	March 20, 2013	5,679,972 (USD	)	307,000,000 (INR	)	—	(57,301)

Royal Bank of Scotland	March 20, 2013	2,893,526 (USD	)	159,800,000 (INR	)	33,192	—

Royal Bank of Scotland	March 20, 2013	7,822,392 (USD	)	8,500,000,000 (KRW	)	19,342	—

Royal Bank of Scotland	March 20, 2013	1,227,920 (USD	)	15,600,000 (MXN	)	—	(7,834)

Royal Bank of Scotland	March 20, 2013	4,238,568 (USD	)	55,100,000 (MXN	)	70,837	—

Royal Bank of Scotland	March 20, 2013	2,039,187 (USD	)	6,240,000 (MYR	)	—	(22,372)

Royal Bank of Scotland	March 20, 2013	22,500,323 (USD	)	127,191,000 (NOK	)	—	(357,779)

Royal Bank of Scotland	March 20, 2013	18,739,940 (USD	)	22,399,000 (NZD	)	—	(242,882)

Royal Bank of Scotland	March 20, 2013	20,281,998 (USD	)	24,795,000 (NZD	)	193,673	—

Royal Bank of Scotland	March 20, 2013	2,960,059 (USD	)	120,800,000 (PHP	)	10,725	—

Royal Bank of Scotland	March 20, 2013	535,089 (USD	)	1,660,000 (PLN	)	—	(13,421)

Royal Bank of Scotland	March 20, 2013	3,374,972 (USD	)	10,770,000 (PLN	)	9,585	—

Royal Bank of Scotland	March 20, 2013	668,999 (USD	)	20,400,000 (RUB	)	—	(4,903)

Royal Bank of Scotland	March 20, 2013	4,788,008 (USD	)	149,500,000 (RUB	)	78,773	—

Royal Bank of Scotland	March 20, 2013	5,268,289 (USD	)	33,483,000 (SEK	)	—	(92,990)

Royal Bank of Scotland	March 20, 2013	16,659,819 (USD	)	109,533,000 (SEK	)	270,143	—

Royal Bank of Scotland	March 20, 2013	7,164,353 (USD	)	8,740,000 (SGD	)	—	(106,890)

Royal Bank of Scotland	March 20, 2013	1,013,062 (USD	)	1,810,000 (TRY	)	—	(8,916)

Royal Bank of Scotland	March 20, 2013	3,872,063 (USD	)	7,000,000 (TRY	)	11,371	—

Royal Bank of Scotland	March 20, 2013	8,392,224 (USD	)	242,600,000 (TWD	)	—	(213,547)

Royal Bank of Scotland	March 20, 2013	2,827,365 (USD	)	24,700,000 (ZAR	)	—	(93,401)

Royal Bank of Scotland	March 20, 2013	3,800,000 (ZAR	)	416,751 (USD	)	—	(3,860)

Royal Bank of Scotland	March 20, 2013	40,900,000 (ZAR	)	4,606,415 (USD	)	79,320	—

Royal Bank of Scotland	March 21, 2013	1,015,160,000 (JPY	)	10,828,023 (USD	)	—	(125,393)

Royal Bank of Scotland	March 21, 2013	5,754,784,000 (JPY	)	69,705,070 (USD	)	7,611,865	—

Royal Bank of Scotland	March 21, 2013	27,586,486 (USD	)	2,445,215,000 (JPY	)	—	(1,203,004)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	25

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 28, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	March 21, 2013	1,474,676 (USD	)	137,471,000 (JPY	)	8,614	—

J.P. Morgan Securities, Inc.	March 22, 2013	1,994,967 (USD	)	108,609,000 (INR	)	—	(6,698)

Standard Chartered Bank	March 22, 2013	2,204,751 (USD	)	120,041,000 (INR	)	—	(7,201)

Standard Chartered Bank	March 28, 2013	2,866,857 (NZD	)	2,387,776 (USD	)	21,623	—

Wells Fargo	March 28, 2013	6,677,085 (NZD	)	5,569,590 (USD	)	58,674	—

Citigroup Global Markets Inc.	March 28, 2013	17,730,123 (RSD	)	158,039 (EUR	)	—	(334)

Citigroup Global Markets Inc.	March 28, 2013	1,042,424 (USD	)	56,600,000 (INR	)	—	(7,663)

Goldman, Sachs & Co.	April 10, 2013	910,000 (TRY	)	495,797 (USD	)	—	(7,709)

J.P. Morgan Securities, Inc.	April 15, 2013	1,632,108 (EUR	)	488,800,000 (HUF	)	16,901	—

J.P. Morgan Securities, Inc.	April 15, 2013	874,500,000 (HUF	)	2,913,252 (EUR	)	—	(39,002)

J.P. Morgan Securities, Inc.	April 15, 2013	570,185,000 (HUF	)	1,945,891 (EUR	)	35,186	—

Standard Chartered Bank	April 15, 2013	231,318,806 (HUF	)	777,072 (EUR	)	—	(1,865)

J.P. Morgan Securities, Inc.	April 15, 2013	4,229,969 (USD	)	234,850,000 (INR	)	45,911	—

Goldman, Sachs & Co.	April 16, 2013	873,148,000 (JPY	)	9,718,948 (USD	)	296,071	—

Standard Chartered Bank	April 17, 2013	2,831,112 (USD	)	7,200,000 (PEN	)	—	(37,115)

Standard Chartered Bank	April 19, 2013	160,306,000 (TWD	)	5,407,340 (USD	)	1,884	—

J.P. Morgan Securities, Inc.	April 19, 2013	2,036,497 (USD	)	60,319,000 (TWD	)	—	(2,564)

J.P. Morgan Securities, Inc.	April 22, 2013	1,151,687 (USD	)	62,790,000 (INR	)	—	(10,328)

Standard Chartered Bank	April 22, 2013	718,826 (USD	)	39,194,000 (INR	)	—	(6,381)

Standard Chartered Bank	April 26, 2013	12,213,247 (USD	)	76,827,000 (CNY	)	90,760	—

Standard Chartered Bank	May 2, 2013	2,434,095 (USD	)	6,220,330 (PEN	)	—	(19,514)

Standard Chartered Bank	May 6, 2013	1,345,004 (USD	)	13,084,203,000 (IDR	)	—	(1,662)

Citigroup Global Markets Inc.	May 7, 2013	691,109 (USD	)	6,731,397,000 (IDR	)	—	(90)

Goldman, Sachs & Co.	May 15, 2013	4,204,835 (EUR	)	36,084,000 (SEK	)	77,632	—

Citigroup Global Markets Inc.	May 20, 2013	15,297,448 (EUR	)	20,419,798 (USD	)	436,192	—

Goldman, Sachs & Co.	May 20, 2013	4,567,803 (EUR	)	6,102,935 (USD	)	135,849	—

Morgan Stanley	May 20, 2013	1,357,564 (USD	)	2,449,792,000 (COP	)	—	(15,286)

Goldman, Sachs & Co.	May 20, 2013	3,238,628 (USD	)	2,418,195 (EUR	)	—	(79,653)

Citigroup Global Markets Inc.	May 20, 2013	804,658 (USD	)	879,491,000 (KRW	)	3,813	—

J.P. Morgan Securities, Inc.	May 20, 2013	10,027,503 (USD	)	10,933,487,500 (KRW	)	23,095	—

Standard Chartered Bank	May 20, 2013	12,633,021 (USD	)	39,199,000 (MYR	)	—	(16,801)

Goldman, Sachs & Co.	June 4, 2013	1,200,000 (EUR	)	1,574,856 (USD	)	5,943	—

Citigroup Global Markets Inc.	June 14, 2013	875,218 (USD	)	27,600,000 (RUB	)	10,604	—

Royal Bank of Scotland	June 19, 2013	1,150,000 (AUD	)	1,167,595 (USD	)	6,537	—

Royal Bank of Scotland	June 19, 2013	537,000 (CAD	)	523,494 (USD	)	4,562	—

Royal Bank of Scotland	June 19, 2013	11,900,000 (CZK	)	609,204 (USD	)	3,006	—

Royal Bank of Scotland	June 19, 2013	2,008,000 (EUR	)	2,640,721 (USD	)	15,768	—

Royal Bank of Scotland	June 19, 2013	1,295,000 (GBP	)	1,962,702 (USD	)	—	(609)

Royal Bank of Scotland	June 19, 2013	1,200,000 (MXN	)	93,023 (USD	)	404	—

Royal Bank of Scotland	June 19, 2013	220,000 (MYR	)	70,649 (USD	)	202	—

Royal Bank of Scotland	June 19, 2013	40,000 (SGD	)	32,352 (USD	)	49	—

Royal Bank of Scotland	June 19, 2013	15,900,000 (TWD	)	537,162 (USD	)	544	—

Royal Bank of Scotland	June 19, 2013	1,361,014 (USD	)	125,608,000 (JPY	)	—	(4,070)

Royal Bank of Scotland	June 19, 2013	266,789 (USD	)	290,000,000 (KRW	)	—	(1,203)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

26	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 28, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	June 19, 2013	421,358 (USD	)	13,100,000 (RUB	)	—	(4,470)

Royal Bank of Scotland	June 19, 2013	483,851 (USD	)	3,113,000 (SEK	)	—	(4,123)

Citigroup Global Markets Inc.	July 11, 2013	2,519,175 (USD	)	78,500,000 (RUB	)	—	(10,325)

Goldman, Sachs & Co.	July 22, 2013	504,000 (EUR	)	672,774 (USD	)	14,017	—

Goldman, Sachs & Co.	July 22, 2013	673,088 (USD	)	504,000 (EUR	)	—	(14,331)

J.P. Morgan Securities, Inc.	September 16, 2013	862,904 (USD	)	27,600,000 (RUB	)	10,078	—

Goldman, Sachs & Co.	December 16, 2013	849,178 (USD	)	27,490,000 (RUB	)	8,759	—

Goldman, Sachs & Co.	January 23, 2014	1,147,900 (EUR	)	1,534,168 (USD	)	31,133	—

Goldman, Sachs & Co.	January 23, 2014	1,536,400 (USD	)	1,147,900 (EUR	)	—	(33,365)

Total						14,721,868	(7,645,600)

Cross-Currency Swap Contracts Outstanding at February 28, 2013

Counterparty	Fund Receives	Fund Pays	Expiration Date	NotionalAmount of Currency Received		Notional Amount of Currency Delivered ($)		Unrealized Depreciation ($)
Goldman Sachs International	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.25% based on the notional amount of the currency received	October 16, 2020	TRY	900,000	USD	498,339	(21,255)

JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.89% based on the notional amount of the currency received	January 6, 2021	TRY	1,810,195	USD	980,073	(91,425)

Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.95% based on the notional amount of the currency received	January 6, 2021	TRY	6,195,838	USD	3,520,362	(160,255)

Total								(272,935)

Total Return Swap Contracts on Futures at February 28, 2013

Counterparty	Reference Instrument	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Barclays	Corn Futures	May 2013	USD	316,575	5,287

Barclays	U.S. Treasury Note, 5-year Futures	June 2013	USD	2,479,688	598

Barclays	Gold 100 oz Futures	April 2013	USD	(4,734,300)	38,520

Barclays	LME Primary Aluminum Futures	March 2013	USD	(2,018,737)	27,540

Barclays	LME Primary Aluminum Futures	June 2013	USD	(1,107,838)	(869)

Barclays	Lean Hogs Futures	April 2013	USD	(2,527,200)	50,490

Barclays	Soybean Futures	May 2013	USD	1,161,800	(15,588)

Barclays	Silver Futures	May 2013	USD	(1,137,280)	15,420

JPMorgan	Swiss Market Index Futures	March 2013	CHF	5,164,792	391,179

Barclays	Soybean Meal Futures	May 2013	USD	348,480	3,540

Total					516,117

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	27

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Securities are pledged with brokers as collateral for securities sold short.

(c)	At February 28, 2013, investments in securities included securities valued at $19,914,847 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(e)	Variable rate security.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $9,933,717 or 1.77% of net assets.

(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2013, the value of these securities amounted to $1,880,194, which represents 0.34% of net assets.

(h)	Zero coupon bond.

(i)	At February 28, 2013, the security was designated to cover open put and/or call options written.

(j)	The rate shown is the seven-day current annualized yield at February 28, 2013.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends – affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund	126,810,627	249,650,198	(209,117,628)	—	167,343,197	108,066	167,343,197

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
CNY	China, Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

28	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Currency Legend (continued)

PHP	Philippine Peso
PLN	Polish Zloty
RON	Romania, New Lei
RSD	Serbian Dinar
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	29

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	31,364,996	1,256,673	—	32,621,669

Consumer Staples	1,671,274	192,875	—	1,864,149

Energy	52,845,441	1,037,544	—	53,882,985

Financials	36,207,699	1,714,673	—	37,922,372

Health Care	10,734,125	2,265,491	—	12,999,616

Industrials	11,721,181	1,073,101	—	12,794,282

Information Technology	30,270,487	—	—	30,270,487

Materials	10,680,219	1,591,887	—	12,272,106

Telecommunication Services	4,939,110	—	—	4,939,110

Common Stocks — Investments Sold Short

Consumer Discretionary	(7,508,268)	—	—	(7,508,268)

Consumer Staples	(1,327,375)	—	—	(1,327,375)

Energy	(2,814,300)	—	—	(2,814,300)

Financials	(12,337,830)	(1,531,120)	—	(13,868,950)

Health Care	(860,557)	—	—	(860,557)

Industrials	(1,476,480)	—	—	(1,476,480)

Information Technology	(1,369,107)	—	—	(1,369,107)

Materials	(4,723,653)	—	—	(4,723,653)

Telecommunication Services	(2,661,516)	—	—	(2,661,516)

Preferred Stocks

Financials	3,051,091	—	—	3,051,091

Exchange-Traded Funds — Investments Sold Short	(3,194,385)	—	—	(3,194,385)

Rights

Materials	—	499,731	—	499,731

Convertible Preferred Stocks

Consumer Discretionary	1,160,284	—	—	1,160,284

Total Equity Securities	156,372,436	8,100,855	—	164,473,291

Bonds

Corporate Bonds & Notes	—	28,428,172	—	28,428,172

Corporate Bonds & Notes — Investments Sold Short	—	(769,989)	—	(769,989)

Convertible Bonds	—	6,698,258	—	6,698,258

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

30	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Inflation-Indexed Bonds	—	7,572,754	—	7,572,754

Foreign Government Obligations	—	39,330,923	—	39,330,923

Total Bonds	—	81,260,118	—	81,260,118

Short-Term Securities

Treasury Bills	54,383,105	24,965,089	—	79,348,194

Total Short-Term Securities	54,383,105	24,965,089	—	79,348,194

Other

Options Purchased Calls	353,514	—	—	353,514

Options Purchased Puts	833,050	—	—	833,050

Money Market Funds	167,343,197	—	—	167,343,197

Total Other	168,529,761	—	—	168,529,761

Investments in Securities	379,285,302	114,326,062	—	493,611,364

Derivatives

Assets

Futures Contracts	3,824,790	—	—	3,824,790

Forward Foreign Currency Exchange Contracts	—	14,721,868	—	14,721,868

Swap Contracts	—	2,270,703	—	2,270,703

Liabilities

Futures Contracts	(1,183,727)	—	—	(1,183,727)

Options Contracts Written	(603,433)	—	—	(603,433)

Forward Foreign Currency Exchange Contracts	—	(7,645,600)	—	(7,645,600)

Swap Contracts	—	(1,313,770)	—	(1,313,770)

Total	381,322,932	122,359,263	—	503,682,195

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	31

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of August 31, 2012	1,140,000

Accrued discounts/premiums	7

Realized gain (loss)	(49,993)

Change in unrealized appreciation (depreciation)(a)	(90,007)

Sales	(1,000,007)

Purchases	—

Issuances	—

Settlements	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of February 28, 2013	—

(a)	Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2013 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

32	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $348,598,668)	$366,842,747

Affiliated issuers (identified cost $167,343,197)	167,343,197

Total investments (identified cost $515,941,865)	534,185,944

Cash	38,576,059

Foreign currency (identified cost $1,611,522)	1,607,530

Cash collateral held at broker	2,353,963

Margin deposits on futures contracts	8,743,058

Unrealized appreciation on forward foreign currency exchange contracts	14,721,868

Unrealized appreciation on swap contracts	2,270,703

Premiums paid on outstanding swap contracts	3,182,998

Receivable for:

Investments sold	38,045,998

Capital shares sold	3,184,932

Dividends	243,306

Interest	1,135,397

Reclaims	29,215

Variation margin on futures contracts	1,145,774

Expense reimbursement due from Investment Manager	482

Prepaid expenses	2,846

Trustees’ deferred compensation plan	4,935

Other assets	5,448

Total assets	649,440,456

Liabilities

Securities sold short, at value (proceeds $37,857,616)	40,574,580

Option contracts written, at value (premiums received $1,505,830)	603,433

Unrealized depreciation on forward foreign currency exchange contracts	7,645,600

Unrealized depreciation on swap contracts	1,313,770

Premiums received on outstanding swap contracts	819,809

Payable for:

Investments purchased	33,892,381

Capital shares purchased	921,610

Dividends and interest on securities sold short	73,926

Collateral and deposits	3,740,000

Investment management fees	15,506

Distribution and/or service fees	3,818

Foreign capital gains taxes deferred	59,023

Transfer agent fees	41,152

Administration fees	1,214

Chief compliance officer expenses	15

Other expenses	27,743

Trustees’ deferred compensation plan	4,935

Total liabilities	89,738,515

Net assets applicable to outstanding capital stock	$559,701,941

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	33

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Represented by

Paid-in capital	$536,348,384

Undistributed net investment income	734,976

Accumulated net realized loss	(4,358,008)

Unrealized appreciation (depreciation) on:

Investments	18,244,079

Foreign currency translations	(68,164)

Forward foreign currency exchange contracts	7,076,268

Futures contracts	2,641,063

Options contracts written	902,397

Securities sold short	(2,716,964)

Swap contracts	956,933

Foreign capital gains tax	(59,023)

Total — representing net assets applicable to outstanding capital stock	$559,701,941

Class A

Net assets	$559,701,941

Shares outstanding	53,600,463

Net asset value per share	$10.44

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

34	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,669,155
Dividends — affiliated issuers	108,066
Interest	3,349,144
Foreign taxes withheld	(26,594)

Total income	5,099,771

Expenses:
Investment management fees	2,590,662
Distribution and/or service fees
Class A	636,027
Transfer agent fees
Class A	263,786
Administration fees	203,048
Compensation of board members	20,535
Custodian fees	97,355
Printing and postage fees	48,405
Registration fees	19,468
Professional fees	19,432
Dividends and interest on securities sold short	441,907
Chief compliance officer expenses	172
Other	37,208

Total expenses	4,378,005
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(113,132)

Total net expenses	4,264,873

Net investment income	834,898

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	5,909,465
Foreign currency translations	(22,793)
Forward foreign currency exchange contracts	(973,346)
Futures contracts	(1,039,715)
Options contracts written	693,192
Securities sold short	(1,262,433)
Swap contracts	(4,593,707)

Net realized loss	(1,289,337)
Net change in unrealized appreciation (depreciation) on:
Investments	16,602,718
Foreign currency translations	(157,208)
Forward foreign currency exchange contracts	9,615,496
Futures contracts	1,482,594
Options contracts written	1,023,224
Securities sold short	(2,961,099)
Swap contracts	1,213,971
Foreign capital gains tax	(52,745)

Net change in unrealized appreciation (depreciation)	26,766,951

Net realized and unrealized gain	25,477,614

Net increase in net assets resulting from operations	$26,312,512

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013	35

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012(a)
Operations

Net investment income	$834,898	$482,769

Net realized gain (loss)	(1,289,337)	1,761,163

Net change in unrealized appreciation (depreciation)	26,766,951	209,638

Net increase in net assets resulting from operations	26,312,512	2,453,570

Distributions to shareholders

Net investment income

Class A	(3,992,195)	—

Net realized gains

Class A	(675,854)	—

Total distributions to shareholders	(4,668,049)	—

Increase (decrease) in net assets from capital stock activity	61,537,323	474,046,585

Total increase in net assets	83,181,786	476,500,155

Net assets at beginning of period	476,520,155	20,000

Net assets at end of period	$559,701,941	$476,520,155

Undistributed net investment income	$734,976	$3,892,273

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	10,830,574	110,222,177	50,269,507	501,301,813

Distributions reinvested	460,342	4,667,867	—	—

Redemptions	(5,220,998)	(53,352,721)	(2,740,962)	(27,255,228)

Net increase	6,069,918	61,537,323	47,528,545	474,046,585

Total net increase	6,069,918	61,537,323	47,528,545	474,046,585

(a)	For the period from April 23, 2012 (commencement of operations) to August 31, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

36	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class A	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.03		$10.00

Income from investment operations:

Net investment income	0.02		0.01

Net realized and unrealized gain	0.48		0.02

Total from investment operations	0.50		0.03

Less distributions to shareholders:

Net investment income	(0.08)		—

Net realized gains	(0.01)		—

Total distributions to shareholders	(0.09)		—

Net asset value, end of period	$10.44		$10.03

Total return	5.02%		0.30%

Ratios to average net assets(b)(c)

Total gross expenses	1.72	%(d)(e)	1.73	%(d)(e)

Total net expenses(f)	1.67	%(d)(e)	1.63	%(d)(e)

Net investment income	0.33	%(d)	0.31	%(d)

Supplemental data

Net assets, end of period (in thousands)	$559,702		$476,520

Portfolio turnover	106%		141%

Notes to Financial Highlights

(a)	For the period from April 23, 2012 (commencement of operations) to August 31, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Certain line items from prior years have been reclassified to conform to the current presentation.

(d)	Annualized.

(e)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.17% for the six months ended February 28, 2013 and 0.13% for the year ended August 31, 2012.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	37

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Active Portfolios Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

38	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2013 (Unaudited)

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, shift foreign currency exposure back to U.S. dollars, shift investment exposure from one currency to another, enhance return, as a substitute for the purchase or sale of securities, obtain and manage long and short exposure to foreign currencies, and reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Semiannual Report 2013	39

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2013 (Unaudited)

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions, and obtain and manage long and short exposure to sovereign bonds, equity indices, and commodities. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity risk and to increase return on investments, protect gains, and enhance return. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk.

Contracts and premiums associated with options contracts written for the six months ended February 28, 2013 are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at August 31, 2012	4,891	947,180	286,700,357	137,342
Opened	1,226,716,255	1,736,928	11,540,487,818	512,065
Closed	(2,311)	(153,665)	(484)	(36,821)
Exercised	(4,928)	(880,961)	(2,021)	(125,968)
Expired	(7,043)	(482,799)	(3,263)	(147,471)
Balance at February 28, 2013	1,226,706,864	1,166,683	11,827,182,407	339,147

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to produce incremental earnings, gain exposure to or protect itself from market rate changes, and synthetically add or subtract principal exposure to a market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

40	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2013 (Unaudited)

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Cross-Currency Swap Transactions

The Fund entered into cross-currency swap transactions to gain or mitigate exposure on currency risk, hedge currency risk exposure, and to enhance return. Cross-currency swaps are agreements between two parties that involve the exchange of one currency for another currency with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties in the currency of the principal received based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swaps may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Cross-currency swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain cross-currency swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the cross-currency swap is terminated.

The risks of cross-currency swaps include the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities, and enhance return. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract

Semiannual Report 2013	41

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2013 (Unaudited)

occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Total Return Swap Contracts

The Fund entered into total return swap contracts for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities. Total return swap contracts may be used to obtain exposure to a reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

The notional amounts of total return swap contracts are not recorded in the financial statements. Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap contract is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap contract is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative contracts entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives contacts between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement) the Fund or the counterparty is required to

42	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2013 (Unaudited)

post cash and/or securities as collateral. Market values of derivatives contracts presented in the financial statements are not netted with the market values of other derivatives contracts or with any collateral amounts posted by the Fund or any counterparty.

At February 28, 2013, no collateral had been posted by either the Fund or the counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at February 28, 2013:

	Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized appreciation on swap contracts	576,531
Credit contracts	Premiums paid on outstanding credit default swap contracts	3,182,998
Equity contracts	Unrealized appreciation on swap contracts	1,071,860
Equity contracts	Net assets — unrealized appreciation on futures contracts	2,461,473	*
Equity contracts	Investments at value — unaffiliated issuers (for purchased options)	379,541
Foreign exchange contracts	Investments at value — unaffiliated issuers (for purchased options)	606,365
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	14,721,868
Interest rate contracts	Unrealized appreciation on swap contracts	481,515
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	435,365	*

	Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity contracts	Investments at value — unaffiliated issuers (for purchased options)	200,658
Commodity contracts	Unrealized appreciation on swap contracts	140,797
Commodity contracts	Net assets — unrealized appreciation on futures contracts	927,952	*
Total		25,186,923

	Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized depreciation on swap contracts	779,961
Credit contracts	Premiums received on outstanding credit default swap contracts	819,809
Equity contracts	Options contracts written, at value	294,540
Equity contracts	Unrealized depreciation on swap contracts	6,778
Equity contracts	Net assets — unrealized depreciation on futures contracts	187,301	*
Foreign exchange contracts	Options contracts written, at value	308,893
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	7,645,600
Foreign exchange contracts	Unrealized depreciation on swap contracts	272,935
Interest rate contracts	Unrealized depreciation on swap contracts	237,639
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	88,887	*
Commodity contracts	Unrealized depreciation on swap contracts	16,457
Commodity contracts	Net assets — unrealized depreciation on futures contracts	907,539	*
Total		11,566,339

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

Semiannual Report 2013	43

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2013 (Unaudited)

The effect of derivative instruments in the Consolidated Statement of Operations for the six months ended February 28, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	—	(3,650,039)	(3,650,039)
Equity contracts	—	3,371,597	176,619	335,184	3,883,400
Foreign exchange contracts	(973,346)	—	(221,386)	(197,702)	(1,392,434)
Interest rate contracts	—	(3,303,515)	—	(302,375)	(3,605,890)
Commodity contracts	—	(1,107,797)	(16,960)	(778,775)	(1,903,532)
Total	(973,346)	(1,039,715)	(61,727)	(4,593,707)	(6,668,495)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	—	97,138	97,138
Equity contracts	—	2,384,651	424,401	1,057,141	3,866,193
Foreign exchange contracts	9,615,496	—	671,544	(48,054)	10,238,986
Interest rate contracts	—	(40,405)	—	163,274	122,869
Commodity contracts	—	(861,652)	(216,982)	(55,528)	(1,134,162)
Total	9,615,496	1,482,594	878,963	1,213,971	13,191,024

The following table is a summary of the volume of derivative instruments for the six months ended February 28, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	2,016
Futures contracts	20,149
Options contracts	35,547
Swap contracts	160

Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	14,214,000
Credit default swap contracts — sell protection	22,886,000

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Consolidated Statement of Operations.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Asset and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale. The Fund’s potential losses

44	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2013 (Unaudited)

could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. As the Fund intends to use the cash proceeds from the short sales to invest in additional long securities, the Fund’s use of short sales in effect “leverages” the Fund. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. There is also the risk that the broker may fail to honor its contract terms, causing a loss to the Fund.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Basis for Consolidation

ASGM Offshore Fund, LTD. and ASMF Offshore Fund, LTD. (each, a Subsidiary) are each a Cayman Islands exempted

Semiannual Report 2013	45

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2013 (Unaudited)

company and wholly-owned subsidiary of the Fund. Each Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund’s investment objective and policies as stated in its prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for each Subsidiary’s day-to-day business pursuant to a separate investment management services agreement between each Subsidiary and the Investment Manager. At February 28, 2013, ASGM Offshore Fund, LTD. represented $ 4,830,137 or 0.9% of the net assets of the Fund and ASMF Offshore Fund, LTD. represented $ 31,595,167 or 5.6% of the net assets of the Fund.

The consolidated financial statements present the portfolio holdings, financial position and results of operations of the Fund and Subsidiaries on a consolidated basis.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 1.02% to 0.90% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 1.02% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC, Eaton Vance Management, Wasatch Advisors, Inc. and Water Island Capital, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.08% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The

46	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2013 (Unaudited)

Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 28, 2013, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets for Class A shares was 0.10%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.50% of Class A shares’ average daily net assets.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $515,942,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$22,613,000
Unrealized depreciation	(4,369,000)
Net unrealized appreciation	$18,244,000

The following capital loss carryforward, determined as of August 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	974,053

Semiannual Report 2013	47

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2013 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $297,389,355 and $287,610,928, respectively, for the six months ended February 28, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2013, one unaffiliated shareholder account owned nearly 100.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their

48	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2013 (Unaudited)

contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	49

Active Portfolios® Multi-Manager Alternative Strategies Fund

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50	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

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Semiannual Report 2013	51

Active Portfolios® Multi-Manager Alternative Strategies Fund

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52	Semiannual Report 2013

Active Portfolios® Multi-Manager Alternative Strategies Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	53

Active Portfolios® Multi-Manager Alternative Strategies Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR100_08_C01_(04/13)

Semiannual Report February 28, 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Active Portfolios® Multi-Manager Core Plus Bond Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Active Portfolios® Multi-Manager Core Plus Bond Fund (the Fund) Class A shares returned 1.77% for the six-month period that ended February 28, 2013.

>	The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 0.15% during the same six-month period.

Average Annual Total Returns (%) (for period ended February 28, 2013)
	Inception	6 Months cumulative	Life
Class A	04/20/12	1.77	4.99
Barclays U.S. Aggregate Bond Index		0.15	2.77

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at February 28, 2013)
Asset-Backed Securities — Agency	0.1
Asset-Backed Securities — Non-Agency	3.9
Commercial Mortgage-Backed Securities — Agency	1.5
Commercial Mortgage-Backed Securities — Non-Agency	5.2
Commercial Paper	0.3
Corporate Bonds & Notes	32.3
Consumer Discretionary	2.9
Consumer Staples	1.4
Energy	1.9
Financials	12.1
Foreign Government	0.0	(a)
Health Care	1.7
Industrials	2.4
Materials	1.7
Telecommunication Services	3.9
Utilities	4.3
Foreign Government Obligations	1.8
Inflation-Indexed Bonds	5.3
Money Market Funds	5.7
Municipal Bonds	1.0
Preferred Debt	0.9
Residential Mortgage-Backed Securities — Agency	20.0
Residential Mortgage-Backed Securities — Non-Agency	4.9
Senior Loans	0.0	(a)
Consumer Discretionary	0.0	(a)
Consumer Staples	0.0	(a)
Financials	0.0	(a)
Health Care	0.0	(a)
Industrials	0.0	(a)
Materials	0.0	(a)
Telecommunication	0.0	(a)
Treasury Bills	1.6
U.S. Government & Agency Obligations	1.9
U.S. Treasury Obligations	13.6
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Portfolio Management

Columbia Management Investment Advisers, LLC

Carl Pappo, CFA

Brian Lavin, CFA

Michael Zazzarino

Federated Investment Management Company

Joseph Balestrino, CFA

Donald Ellenberger

TCW Investment Management Company

Tad Rivelle

Laird Landmann

Stephen Kane, CFA

Semiannual Report 2013	3

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at February 28, 2013)
AAA rating	51.2
AA rating	3.5
A rating	10.5
BBB rating	20.9
BB rating	4.8
B rating	3.1
CCC rating	2.3
CC rating	1.2
C rating	0.2
D rating	0.7
Not rated	1.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

4	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.70	1,020.93	3.90	3.91	0.78

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset-based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

Semiannual Report 2013	5

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 34.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	289,000	292,612

B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	294,000	305,025

Bombardier, Inc.(b) Senior Notes
01/15/16	4.250%	95,000	98,563
01/15/23	6.125%	41,000	41,974

Embraer SA Senior Unsecured
06/15/22	5.150%	1,450,000	1,589,925

FGI Operating Co. LLC/Finance, Inc. Secured(b)
05/01/20	7.875%	450,000	464,625

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	190,000	206,981

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	117,000	129,139

L-3 Communications Corp.
02/15/21	4.950%	2,530,000	2,834,986

Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	965,000	1,013,391

TransDigm, Inc.
12/15/18	7.750%	350,000	384,125

TransDigm, Inc.(b)
10/15/20	5.500%	200,000	208,000

Total			7,569,346

Airlines 0.8%
Continental Airlines Pass-Through Trust Pass-Through Certificates Series 1997-4 Class A
01/02/18	6.900%	894,665	952,818
Series 1999-1 Class A
08/02/20	6.545%	3,552,519	3,907,771
Series 2007-1 Class A
04/19/22	5.983%	5,600,145	6,335,444

Delta Air Lines Pass-Through Trust Pass-Through Certificates
01/02/23	6.718%	3,715,612	4,124,330

JetBlue Airways Pass-Through Trust Pass-Through Certificates Series 2004-2 Class G-2(c)
05/15/18	0.740%	5,910,000	5,354,460

Southwest Airlines Co. Senior Unsecured
03/01/17	5.125%	5,000,000	5,504,915

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Airways Pass-Through Trust Pass-Through Certificates
12/03/26	4.625%	4,425,000	4,613,062
Series 2012-1 Class A
04/01/26	5.900%	4,000,000	4,460,000

Total			35,252,800

Automotive 1.4%
Affinia Group, Inc.
11/30/14	9.000%	450,000	451,130

Allison Transmission, Inc.(b)
05/15/19	7.125%	432,000	462,240

American Axle & Manufacturing, Inc.
11/15/19	7.750%	350,000	383,250
03/15/21	6.250%	131,000	132,146

American Honda Finance Corp. Senior Unsecured(b)
10/01/18	7.625%	2,250,000	2,934,641

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	185,000	202,806
06/15/21	8.250%	200,000	221,500

Daimler Finance North America LLC(b)
01/11/17	2.950%	8,000,000	8,370,432

Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	104,000	113,880

Delphi Corp.
02/15/23	5.000%	100,000	104,125

Exide Technologies Senior Secured
02/01/18	8.625%	350,000	292,250

Ford Motor Co. Senior Unsecured
07/16/31	7.450%	4,822,000	6,177,127
01/15/43	4.750%	5,000,000	4,748,905
11/01/46	7.400%	1,690,000	2,177,088

Ford Motor Credit Co. LLC Senior Unsecured
04/15/16	4.207%	1,455,000	1,547,830
06/15/16	3.984%	13,197,000	13,959,589
06/12/17	3.000%	1,600,000	1,640,536
09/20/22	4.250%	1,100,000	1,134,133

Harley-Davidson Financial Services, Inc.(b)
03/15/17	2.700%	1,380,000	1,423,042

Hyundai Capital Services, Inc. Senior Unsecured(b)
07/27/16	4.375%	2,000,000	2,165,512

IDQ Holdings, Inc. Senior Secured(b)
04/01/17	11.500%	300,000	328,500

International Automotive Components Group SA Secured(b)
06/01/18	9.125%	325,000	319,313

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JB Poindexter & Co., Inc. Senior Unsecured(b)
04/01/22	9.000%	375,000	393,750

Jaguar Land Rover Automotive PLC(b)
05/15/21	8.125%	300,000	333,750
02/01/23	5.625%	140,000	143,150

Johnson Controls, Inc. Senior Unsecured
09/15/13	4.875%	5,000,000	5,116,010

Lear Corp.(b)
01/15/23	4.750%	50,000	48,750

Nissan Motor Acceptance Corp. Senior Unsecured(b)
09/12/17	1.950%	2,500,000	2,533,405

Pittsburgh Glass Works LLC Senior Secured(b)
04/15/16	8.500%	300,000	302,250

RCI Banque SA Senior Unsecured(b)
04/12/16	4.600%	1,120,000	1,170,826

Schaeffler Finance BV Senior Secured(b)
02/15/19	8.500%	758,000	860,330

UCI International, Inc.
02/15/19	8.625%	475,000	485,687

Visteon Corp.
04/15/19	6.750%	221,000	235,365

Total			60,913,248

Banking 6.8%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I(b)(c)
12/29/49	3.388%	5,360,000	5,360,000

Abbey National Treasury Services PLC Bank Guaranteed(b)
11/10/14	3.875%	2,375,000	2,469,112

Ally Financial, Inc.
02/12/15	8.300%	1,175,000	1,307,188
12/01/17	6.250%	325,000	362,946
03/15/20	8.000%	922,000	1,131,755

Banco Bradesco SA Subordinated Notes
01/16/21	5.900%	300,000	324,000

Banco Santander SA Senior Unsecured(b)
11/09/22	4.125%	200,000	198,400

Bancolombia SA Subordinated Notes
07/26/20	6.125%	100,000	107,500

Bank of America Corp. Senior Unsecured
09/01/15	3.700%	5,640,000	5,953,646
01/24/22	5.700%	4,800,000	5,677,560

Bank of Montreal Senior Unsecured
11/06/22	2.550%	8,210,000	8,071,339

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	800,000	961,987

Barclays Bank PLC(b)(c)
09/29/49	7.434%	6,908,000	7,370,836

Barclays Bank PLC(c)
12/15/49	6.278%	4,145,000	4,041,375

Citigroup, Inc. Senior Unsecured
08/15/17	6.000%	4,000,000	4,684,192
05/15/18	6.125%	6,500,000	7,776,652
08/09/20	5.375%	10,000,000	11,739,280
01/14/22	4.500%	8,760,000	9,718,127
Subordinated Notes
08/25/36	6.125%	1,425,000	1,613,389

Citigroup, Inc.(c) Senior Unsecured
05/15/18	1.990%	2,275,000	2,345,125

City National Bank Subordinated Notes
07/15/22	5.375%	3,300,000	3,515,990

Commonwealth Bank of Australia Senior Unsecured(b)
10/15/14	3.750%	1,000,000	1,050,500

Deutsche Bank AG Senior Unsecured
01/11/16	3.250%	1,000,000	1,061,081

Discover Bank Senior Unsecured
02/21/18	2.000%	680,000	682,175
Subordinated Notes
11/18/19	8.700%	767,000	1,026,089

Goldman Sachs Group, Inc. (The) Senior Unsecured
05/03/15	3.300%	1,670,000	1,746,112
01/18/18	5.950%	4,000,000	4,678,464
04/01/18	6.150%	7,810,000	9,228,491

Grupo Aval Ltd.(b)
09/26/22	4.750%	5,000,000	5,025,000

HBOS PLC(b) Subordinated Notes
05/21/18	6.750%	8,700,000	9,641,262
11/01/33	6.000%	5,600,000	5,426,624

HSBC Bank USA NA Subordinated Notes
04/01/14	4.625%	6,000,000	6,247,272

HSBC USA, Inc. Senior Unsecured
01/16/18	1.625%	6,000,000	6,025,980

ICICI Bank Ltd. Senior Unsecured
11/25/16	4.750%	200,000	214,507
11/16/20	5.750%	200,000	221,053

Industrial Senior Trust(b)
11/01/22	5.500%	5,000,000	4,975,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co. Senior Unsecured
04/23/19	6.300%	5,000,000	6,124,350
09/23/22	3.250%	14,420,000	14,552,217

JPMorgan Chase Bank NA Subordinated Notes
10/01/17	6.000%	2,605,000	3,084,117

JPMorgan Chase Bank NA(c) Subordinated Notes
06/13/16	0.640%	1,500,000	1,470,283

JPMorgan Chase Capital XXI(c)
02/02/37	1.248%	18,614,000	14,518,920

JPMorgan Chase Capital XXIII(c)
05/15/47	1.290%	5,485,000	4,264,587

Lloyds Banking Group PLC
03/14/13	1.010%	8,700,000	8,699,347

Lloyds Banking Group PLC(b)(c)
11/29/49	6.267%	4,490,000	3,389,950
12/31/49	6.657%	4,268,000	3,830,530

M&T Bank Corp.(b)
12/31/49	6.875%	6,665,000	6,997,444

Mellon Capital IV(c)
06/29/49	4.000%	250,000	240,000

Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	2,290,000	2,583,230

Morgan Stanley Senior Unsecured
03/22/17	4.750%	4,000,000	4,418,680
01/25/21	5.750%	4,780,000	5,541,325
07/24/42	6.375%	6,300,000	7,695,702

National Australia Bank Ltd. Senior Unsecured
08/07/15	1.600%	1,250,000	1,274,000
03/09/17	2.750%	4,000,000	4,217,608

Northern Trust Corp. Senior Unsecured
05/01/14	4.625%	1,000,000	1,048,322

PNC Financial Services Group, Inc.(c)
05/29/49	8.250%	12,290,000	12,398,865

RBS Citizens Financial Group, Inc. Subordinated Notes(b)
09/28/22	4.150%	2,000,000	2,046,294

Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	10,610,000	10,921,520

State Street Capital Trust IV(c)
06/01/67	1.308%	3,395,000	2,724,487

State Street Corp.
03/15/18	4.956%	10,110,000	11,507,293

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	131,000	148,030

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	2,622,000	2,613,859

Vesey Street Investment Trust 1(c)
09/01/16	4.404%	480,000	519,569

Wachovia Capital Trust III(c)
03/29/49	5.570%	5,645,000	5,652,056

Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	10,735,000	10,872,161

Wells Fargo & Co.(c)
03/29/49	7.980%	570,000	656,925

Wells Fargo Capital X
12/15/36	5.950%	4,080,000	4,161,600

Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	1,200,000	1,407,893

Yapi ve Kredi Bankasi AS Subordinated Notes(b)
12/06/22	5.500%	3,000,000	3,026,250

Total			304,587,423

Brokerage 0.4%
Blackstone Holdings Finance Co. LLC(b)
02/15/23	4.750%	3,675,000	4,022,570

Cantor Fitzgerald LP(b)
10/15/19	7.875%	1,600,000	1,663,237

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	186,000	193,905

Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	868,000	1,041,221

Janus Capital Group, Inc. Senior Unsecured
06/15/17	6.700%	1,000,000	1,145,198

Jefferies Group LLC Senior Unsecured
07/15/19	8.500%	2,800,000	3,491,387
01/20/43	6.500%	600,000	628,156

Legg Mason, Inc. Senior Unsecured
05/21/19	5.500%	580,000	628,359

Neuberger Berman Group LLC/Finance Corp. Senior Unsecured(b)
03/15/22	5.875%	300,000	315,750

Nuveen Investments, Inc.(b) Senior Unsecured
10/15/17	9.125%	47,000	47,235
10/15/20	9.500%	450,000	456,750

Raymond James Financial, Inc. Senior Unsecured
04/15/16	4.250%	3,345,000	3,567,476

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TD Ameritrade Holding Corp.
12/01/14	4.150%	1,000,000	1,060,269

Total			18,261,513

Building Materials 0.1%
Building Materials Corp. of America(b)
03/15/20	7.500%	300,000	324,750

Gibraltar Industries, Inc.(b)
02/01/21	6.250%	56,000	59,150

HD Supply, Inc.(b)
01/15/21	10.500%	153,000	157,973
Secured
04/15/20	11.000%	105,000	126,525
Senior Unsecured
07/15/20	7.500%	85,000	85,106

Masonite International Corp.(b)
04/15/21	8.250%	300,000	333,750

Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	633,000	664,650

Nortek, Inc.
12/01/18	10.000%	32,000	35,640
04/15/21	8.500%	691,000	761,827

Odebrecht Finance Ltd.
04/05/23	6.000%	300,000	340,500

Odebrecht Finance Ltd.(b)
06/26/22	5.125%	300,000	319,500

Ply Gem Industries, Inc.
04/15/17	9.375%	50,000	54,063
Senior Secured
02/15/18	8.250%	400,000	433,000

RSI Home Products, Inc. Secured(b)
03/01/18	6.875%	75,000	75,750

Roofing Supply Group LLC/Finance, Inc.(b)
06/01/20	10.000%	250,000	282,500

Total			4,054,684

Chemicals 0.5%
Ashland, Inc.(b)
08/15/22	4.750%	117,000	119,048
08/15/22	4.750%	126,000	127,890
Senior Unsecured
04/15/18	3.875%	185,000	187,775

Axiell Corp.(b)
05/15/23	4.875%	50,000	50,750

Braskem America Finance Co.
07/22/41	7.125%	5,000,000	5,225,000

Braskem Finance Ltd.
04/15/21	5.750%	250,000	261,875

Celanese U.S. Holdings LLC
06/15/21	5.875%	205,000	223,962
11/15/22	4.625%	43,000	43,161

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dow Chemical Co. (The) Senior Unsecured
05/15/19	8.550%	500,000	674,891
11/15/20	4.250%	1,201,000	1,319,181
11/15/22	3.000%	2,100,000	2,053,498

Dupont Performance Coatings, Inc.(b)
05/01/21	7.375%	377,000	390,572

Eagle Spinco, Inc.(b)
02/15/21	4.625%	75,000	76,219

Hexion U.S. Finance Corp./Nova Scotia ULC Secured
11/15/20	9.000%	250,000	226,250
Senior Secured
02/01/18	8.875%	300,000	301,500

Hexion U.S. Finance Corp. Senior Secured(b)
04/15/20	6.625%	150,000	147,750

Huntsman International LLC
11/15/20	4.875%	215,000	212,225

Incitec Pivot Finance LLC(b)
12/10/19	6.000%	1,000,000	1,150,521

JM Huber Corp. Senior Notes(b)
11/01/19	9.875%	213,000	240,690

Koppers, Inc.
12/01/19	7.875%	38,000	41,800

Lubrizol Corp.
02/01/19	8.875%	1,166,000	1,623,641

LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	2,795,000	3,116,425
11/15/21	6.000%	1,840,000	2,162,000
04/15/24	5.750%	360,000	418,500

MacDermid, Inc.(b)
04/15/17	9.500%	277,000	287,734

Mexichem SAB de CV Senior Unsecured(b)
09/19/22	4.875%	300,000	316,500

Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	117,000	120,217
10/15/20	10.000%	200,000	201,000

OXEA Finance & Cy SCA Senior Secured(b)
07/15/17	9.500%	270,000	293,625

Omnova Solutions, Inc.
11/01/18	7.875%	250,000	263,125

PQ Corp. Secured(b)
05/01/18	8.750%	216,000	228,690

PTT Global Chemical PCL Senior Unsecured(b)
09/19/22	4.250%	200,000	207,794

Total			22,313,809

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
Case New Holland, Inc.
12/01/17	7.875%	320,000	375,600

Caterpillar, Inc. Senior Unsecured
12/15/13	7.000%	1,000,000	1,051,291
06/26/22	2.600%	2,070,000	2,088,692

Columbus McKinnon Corp.
02/01/19	7.875%	153,000	164,858

H&E Equipment Services, Inc.(b)
09/01/22	7.000%	28,000	30,660

Maxim Crane Works LP Senior Secured(b)
04/15/15	12.250%	225,000	232,875

Neff Rental LLC/Finance Corp. Secured(b)
05/15/16	9.625%	263,000	274,177

United Rentals North America, Inc.
12/15/19	9.250%	187,000	213,180
09/15/20	8.375%	350,000	385,000
04/15/22	7.625%	188,000	208,210
Secured
07/15/18	5.750%	139,000	149,599

Total			5,174,142

Consumer Cyclical Services 0.1%
Expedia, Inc.
08/15/20	5.950%	1,380,000	1,533,172

Garda World Security Corp. Senior Unsecured(b)
03/15/17	9.750%	600,000	626,940

Goodman Networks, Inc. Senior Secured(b)
07/01/18	13.125%	231,000	256,410

Monitronics International, Inc.
04/01/20	9.125%	440,000	460,900

ServiceMaster Co.
02/15/20	8.000%	600,000	636,000

ServiceMaster Co.(b)
08/15/20	7.000%	75,000	76,312

Vivint, Inc.(b) Senior Secured
12/01/19	6.375%	425,000	414,375
Senior Unsecured
12/01/20	8.750%	78,000	77,025

Total			4,081,134

Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured PIK(b)
11/01/17	7.750%	97,000	100,637

Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	425,000	455,812

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc. Senior Secured
04/01/18	8.250%	225,000	246,375

Serta Simmons Holdings LLC Senior Unsecured(b)
10/01/20	8.125%	615,000	628,069

Spectrum Brands Escrow Corp.(b)
11/15/20	6.375%	97,000	103,184
11/15/22	6.625%	92,000	99,130

Spectrum Brands, Inc.(b)
03/15/20	6.750%	504,000	543,060

Tempur-Pedic International, Inc.(b)
12/15/20	6.875%	30,000	31,650

Visant Corp.
10/01/17	10.000%	550,000	496,375

Total			2,704,292

Diversified Manufacturing 0.4%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	630,000	637,459

Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	29,000	31,175

Apex Tool Group LLC(b)
02/01/21	7.000%	105,000	108,150

Dynacast International LLC/Finance, Inc. Secured
07/15/19	9.250%	500,000	537,500

General Electric Co. Senior Unsecured
10/09/22	2.700%	8,110,000	8,090,828
10/09/42	4.125%	3,764,000	3,761,960

Hutchison Whampoa International Ltd.(b)
01/13/17	3.500%	1,000,000	1,062,955

Hutchison Whampoa International Ltd.(c)
12/31/49	6.000%	300,000	318,750

Mcron Finance Sub LLC/Corp. Senior Secured(b)
05/15/19	8.375%	325,000	344,500

Roper Industries, Inc. Senior Unsecured
08/15/13	6.625%	2,520,000	2,585,056

Silver II Borrower/US Holdings LLC(b)
12/15/20	7.750%	321,000	333,840

Tomkins LLC/Inc. Secured
10/01/18	9.000%	190,000	212,325

Unifrax I LLC/Holding Co.(b)
02/15/19	7.500%	193,000	196,136

Voto-Votorantim Overseas Trading Operations NV
09/25/19	6.625%	350,000	400,750

Votorantim Cimentos SA
04/05/41	7.250%	250,000	280,625

Total			18,902,009

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Electric 2.2%
Alabama Power Co. Senior Unsecured
03/15/41	5.500%		5,182,000	6,326,668
01/15/42	4.100%		1,209,000	1,232,042

American Electric Power Co., Inc. Senior Unsecured
12/15/22	2.950%		750,000	746,942

American Transmission Systems, Inc. Senior Unsecured(b)
01/15/22	5.250%		2,200,000	2,547,703

Appalachian Power Co. Senior Unsecured
01/15/20	7.950%		1,000,000	1,342,513

Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%		2,773,000	3,250,250

Calpine Corp. Senior Secured(b)
02/15/21	7.500%		348,000	376,710

Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%		447,000	520,109
03/15/36	5.900%		1,570,000	1,997,316

Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	395,000	213,824

Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/18	5.850%		3,000,000	3,652,737
04/01/38	6.750%		1,824,000	2,573,797

DPL, Inc. Senior Unsecured
10/15/21	7.250%		4,110,000	4,407,975

Dominion Resources, Inc. Senior Unsecured
01/15/19	8.875%		800,000	1,092,526

Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%		4,053,000	4,068,316

Enel Finance International NV(b)
10/07/14	3.875%		630,000	647,695

Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%		225,000	255,375

Energy Future Intermediate Holding Co. LLC/Finance, Inc.(b) Secured
03/01/22	11.750%		250,000	288,750

Entergy Mississippi, Inc.
07/01/23	3.100%		2,000,000	2,002,020

Exelon Generation Co. LLC Senior Unsecured
10/01/41	5.750%		2,000,000	2,207,872

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp.(d) Senior Unsecured
03/15/18	2.750%	6,045,000	6,044,395
03/15/23	4.250%	6,795,000	6,789,972

FirstEnergy Solutions Corp.
08/15/21	6.050%	2,000,000	2,380,016

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	128,000	152,320

Georgia Power Co. Senior Unsecured
09/01/40	4.750%	2,116,000	2,309,068

Hrvatska Elektroprivreda Senior Unsecured(b)
11/09/17	6.000%	5,000,000	5,226,370

Israel Electric Corp., Ltd. Senior Secured
01/15/19	7.250%	300,000	340,125

NRG Energy, Inc.
01/15/18	7.625%	575,000	659,094

National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,676,142

Nevada Power Co.
05/15/18	6.500%	2,486,000	3,083,493
08/01/18	6.500%	2,305,000	2,880,573
05/15/41	5.450%	5,280,000	6,406,509

Niagara Mohawk Power Corp. Senior Unsecured(b)
08/15/19	4.881%	910,000	1,056,544

Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	575,000	630,837

Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	6,847,000	7,609,256
06/01/42	5.300%	1,250,000	1,403,283

Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	940,000	1,127,770

Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	435,000	475,054

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	1,740,000	1,842,139

Tucson Electric Power Co. Senior Unsecured
03/15/23	3.850%	3,600,000	3,603,532

UIL Holdings Corp. Senior Unsecured
10/01/20	4.625%	300,000	316,388

Virginia Electric and Power Co. Senior Unsecured
06/30/19	5.000%	1,280,000	1,523,430

Total			99,287,450

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	178,000	195,133
12/01/20	9.750%	23,000	26,508

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(b)(d)
03/15/21	5.250%	302,000	302,000

Cinemark USA, Inc.
06/15/19	8.625%	400,000	443,500

Cinemark USA, Inc.(b)
12/15/22	5.125%	82,000	82,410

Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	154,000	150,920

Six Flags Entertainment Corp.(b)
01/15/21	5.250%	250,000	245,000

Time Warner, Inc.
03/29/41	6.250%	2,280,000	2,723,756

Viacom, Inc. Senior Unsecured
04/01/17	3.500%	1,500,000	1,616,095

Total			5,785,322

Environmental —%
ADS Waste Holdings, Inc. Senior Unsecured(b)
10/01/20	8.250%	150,000	161,250

Clean Harbors, Inc.
08/01/20	5.250%	195,000	200,850

Clean Harbors, Inc.(b)
06/01/21	5.125%	158,000	160,765

Total			522,865

Food and Beverage 1.2%
ARAMARK Corp.
02/01/15	8.500%	775,000	778,883

ARAMARK Corp.(b)(d) Senior Notes
03/15/20	5.750%	306,000	312,120

Bottling Group LLC
04/01/16	5.500%	3,210,000	3,661,881

Campbell Soup Co. Senior Unsecured
08/02/22	2.500%	2,046,000	1,950,006
08/02/42	3.800%	2,704,000	2,455,135

Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	5,522,000	5,973,092

ConAgra Foods, Inc. Senior Unsecured
01/25/18	1.900%	4,322,000	4,372,114
10/01/28	7.000%	2,765,000	3,511,948

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConAgra Foods, Inc.(b) Senior Unsecured
08/15/39	6.625%	1,000,000	1,235,939

Dean Foods Co.
12/15/18	9.750%	250,000	282,500

Del Monte Corp.
02/15/19	7.625%	600,000	622,500

Diageo Capital PLC
01/15/14	7.375%	1,000,000	1,058,137

Grupo Bimbo SAB de CV(b)
01/25/22	4.500%	400,000	433,242

Heineken NV Senior Notes(b)
10/01/42	4.000%	690,000	659,085

Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	1,165,000	1,322,154

Kellogg Co. Senior Unsecured
03/06/13	4.250%	1,100,000	1,100,655

Kraft Foods Group, Inc. Senior Unsecured
06/04/15	1.625%	1,000,000	1,016,133
06/06/22	3.500%	2,000,000	2,093,730

Michael Foods Group, Inc.
07/15/18	9.750%	875,000	973,437

Michael Foods Holding, Inc. Senior Unsecured(b)
07/18/18	8.500%	300,000	308,250

Mondelez International, Inc. Senior Unsecured
02/01/18	6.125%	5,000,000	6,028,635
02/09/40	6.500%	1,170,000	1,534,088

Pernod-Ricard SA Senior Unsecured(b)
07/15/22	4.250%	3,300,000	3,576,048

Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	55,000	55,481
09/01/17	8.250%	500,000	535,000

Smithfield Foods, Inc. Senior Unsecured
07/01/17	7.750%	425,000	488,750

Tyson Foods, Inc.
06/15/22	4.500%	1,000,000	1,085,047

US Foods, Inc. Senior Unsecured(b)
06/30/19	8.500%	925,000	968,937

Virgolino de Oliveira Finance Ltd.(b)
02/09/22	11.750%	3,000,000	3,251,250

Total			51,644,177

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foreign Agencies —%
Dubai Electricity & Water Authority Senior Unsecured(b)
10/21/20	7.375%	250,000	307,813

Petroleos Mexicanos U.S. Government Guaranteed
12/20/22	1.700%	1,025,000	1,039,205

Total			1,347,018

Gaming 0.1%
Affinity Gaming LLC/Finance Corp.(b)
05/15/18	9.000%	450,000	478,125

American Casino & Entertainment Properties LLC/Finance Corp. Senior Secured
06/15/14	11.000%	425,000	432,437

Ameristar Casinos, Inc.
04/15/21	7.500%	125,000	133,906

Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	106,000	103,350

Chester Downs & Marina LLC Senior Secured(b)
02/01/20	9.250%	200,000	193,000

MGM Resorts International
03/01/18	11.375%	251,000	315,633
02/01/19	8.625%	950,000	1,090,125
12/15/21	6.625%	58,000	60,030

MGM Resorts International(b)
10/01/20	6.750%	31,000	32,473

ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	294,000	341,040

Rivers Pittsburgh Borrower LP/Finance Corp. Senior Secured(b)
06/15/19	9.500%	300,000	326,625

Seminole Indian Tribe of Florida(b) Secured
10/01/17	7.750%	406,000	440,002
Senior Secured
10/01/20	6.535%	165,000	180,652

Seneca Gaming Corp.(b)
12/01/18	8.250%	130,000	137,638

Station Casinos LLC Senior Unsecured(b)(d)
03/01/21	7.500%	175,000	176,094

Studio City Finance Ltd.(b)
12/01/20	8.500%	328,000	360,390

Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	99,000	87,615

Total			4,889,135

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gas Distributors 0.2%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	702,000	842,477

National Fuel Gas Co. Senior Unsecured
03/01/23	3.750%	730,000	739,646

Sempra Energy Senior Unsecured
06/01/16	6.500%	3,930,000	4,592,661
02/15/19	9.800%	1,000,000	1,412,951

Total			7,587,735

Gas Pipelines 2.2%
Access Midstream Partners LP/Finance Corp.
07/15/22	6.125%	325,000	348,562
05/15/23	4.875%	406,000	401,940

Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	6,471,000	7,477,823

El Paso LLC
09/15/20	6.500%	825,000	909,562
01/15/32	7.750%	100,000	112,782

El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	4,020,000	4,486,581

Enbridge Energy Partners LP Senior Unsecured
09/15/40	5.500%	1,000,000	1,048,453

Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	750,000	858,750

Enterprise Products Operating LLC
01/31/14	9.750%	5,820,000	6,294,324
02/01/41	5.950%	3,218,000	3,768,133
02/15/42	5.700%	1,215,000	1,375,115

Florida Gas Transmission Co. LLC Senior Unsecured(b)
07/15/22	3.875%	2,250,000	2,407,804

Hiland Partners LP/Finance Corp.(b)
10/01/20	7.250%	302,000	326,160

Holly Energy Partners LP/Finance Corp.(b)
03/01/20	6.500%	325,000	347,750

Inergy Midstream LP/Finance Corp.(b)
12/15/20	6.000%	125,000	129,375

Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	7,750,000	8,219,580
01/15/38	6.950%	1,340,000	1,696,339
09/01/39	6.500%	1,797,000	2,172,870

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	317,000	339,190
02/15/23	5.500%	269,000	282,450
07/15/23	4.500%	211,000	206,253

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NiSource Finance Corp.
02/15/23	3.850%	1,750,000	1,795,951
12/15/40	6.250%	1,890,000	2,255,980
02/15/43	5.250%	1,650,000	1,750,693

Plains All American Pipeline LP/Finance Corp. Senior Unsecured
02/01/21	5.000%	1,515,000	1,751,257
01/15/37	6.650%	970,000	1,248,147

Regency Energy Partners LP/Corp.
04/15/23	5.500%	261,000	275,355

Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	59,000	64,458

Sabine Pass Liquefaction LLC Senior Secured(b)
02/01/21	5.625%	205,000	211,663

Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	2,910,000	3,190,445

Southern Natural Gas Co. LLC Senior Unsecured
02/15/31	7.350%	2,910,000	3,855,575
03/01/32	8.000%	1,795,000	2,545,644

Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	2,074,675

Targa Resources Partners LP/Finance Corp.
08/01/22	6.375%	325,000	354,250

Tennessee Gas Pipeline Co. LLC Senior Unsecured
06/15/32	8.375%	5,465,000	7,765,535
04/01/37	7.625%	550,000	779,575

Texas Eastern Transmission LP Senior Unsecured(b)
10/15/22	2.800%	3,350,000	3,347,326

TransCanada PipeLines Ltd.(c)
05/15/67	6.350%	7,458,000	7,961,415

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	2,994,000	3,448,325
08/01/42	4.450%	3,470,000	3,465,347

Transportadora de Gas Internacional SA ESP Senior Unsecured
03/20/22	5.700%	200,000	221,000

Williams Companies, Inc. (The) Senior Unsecured
01/15/31	7.500%	1,850,000	2,277,413

Williams Partners LP Senior Unsecured
11/15/20	4.125%	1,000,000	1,077,606
04/15/40	6.300%	1,905,000	2,251,891

Total			97,179,322

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.3%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	51,572	54,215

Amsurg Corp.(b)
11/30/20	5.625%	95,000	99,750

Biomet, Inc.(b)
08/01/20	6.500%	186,000	196,695
10/01/20	6.500%	500,000	515,000

CDRT Holding Corp. Senior Notes(b)
10/01/17	9.250%	325,000	334,344

CHS/Community Health Systems, Inc.
11/15/19	8.000%	236,000	260,485
Senior Secured
08/15/18	5.125%	200,000	210,250

CRC Health Corp.
02/01/16	10.750%	175,000	174,125

ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	248,000	274,970

DJO Finance LLC/Corp.
04/15/18	7.750%	650,000	646,750
04/15/18	9.875%	100,000	106,750
Secured
03/15/18	8.750%	50,000	55,188

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	127,000	132,398

Emdeon, Inc.
12/31/19	11.000%	468,000	540,540

Emergency Medical Services Corp.
06/01/19	8.125%	700,000	763,875

Express Scripts Holding Co.
02/15/17	2.650%	5,480,000	5,726,474
02/15/22	3.900%	3,155,000	3,361,470

Fresenius Medical Care U.S. Finance II, Inc.(b)
07/31/19	5.625%	87,000	94,178
01/31/22	5.875%	294,000	322,665

Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	215,000	242,950

HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	92,000	97,060

HCA, Inc.
02/15/22	7.500%	1,598,000	1,837,700
Senior Secured
04/15/19	8.500%	2,500,000	2,768,750
02/15/20	6.500%	148,000	165,760
02/15/20	7.875%	3,827,000	4,243,186
09/15/20	7.250%	2,712,000	3,010,320

Hanger, Inc.
11/15/18	7.125%	133,000	143,640

Hologic, Inc.(b)
08/01/20	6.250%	312,000	329,160

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	705,000	726,150

IMS Health, Inc. Senior Unsecured(b)
11/01/20	6.000%	126,000	131,040

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured(b)
11/01/18	10.500%	124,000	133,610

Laboratory Corp. of America Holdings Senior Unsecured
08/23/22	3.750%	1,000,000	1,022,104

Long Island College Hospital Senior Unsecured
11/01/42	4.800%	4,400,000	4,473,031

McKesson Corp. Senior Unsecured
12/15/22	2.700%	6,155,000	6,113,958

Multiplan, Inc.(b)
09/01/18	9.875%	1,007,000	1,115,252

NYU Hospitals Center Secured
07/01/42	4.428%	4,000,000	3,884,604

Omnicare, Inc.
06/01/20	7.750%	525,000	581,437

Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	118,000	133,045

Physiotherapy Associates Holdings, Inc. Senior Unsecured(b)
05/01/19	11.875%	125,000	120,000

Quest Diagnostic, Inc.
01/30/20	4.750%	500,000	544,156

Radnet Management, Inc.
04/01/18	10.375%	101,000	104,283

Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	130,000	129,025

STHI Holding Corp. Secured(b)
03/15/18	8.000%	203,000	221,777

St. Barnabas Health Care System, Inc.
07/01/28	4.000%	4,000,000	3,942,132

Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	2,500,000	2,825,000
Senior Unsecured
02/01/20	6.750%	113,000	120,910

Tenet Healthcare Corp.(b) Senior Secured
06/01/20	4.750%	4,000	4,035
04/01/21	4.500%	27,000	26,629

Truven Health Analytics, Inc. Senior Unsecured(b)
06/01/20	10.625%	452,000	508,500

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Surgical Partners International, Inc.
04/01/20	9.000%	375,000	421,875

Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	110,000	117,425

Universal Hospital Services, Inc.(b) Secured
08/15/20	7.625%	275,000	294,937

VWR Funding, Inc.(b)
09/15/17	7.250%	600,000	631,500

Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	929,000	989,385

Total			56,024,448

Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	3,250,000	3,171,818

UnitedHealth Group, Inc. Senior Unsecured
11/15/17	6.000%	2,383,000	2,840,779

Total			6,012,597

Home Construction —%
Ashton Woods U.S.A. LLC/Finance Co. Senior Notes(b)
02/15/21	6.875%	92,000	92,575

Beazer Homes USA, Inc.
05/15/19	9.125%	87,000	93,090

Beazer Homes USA, Inc.(b)
02/01/23	7.250%	74,000	74,555

KB Home
03/15/20	8.000%	108,000	124,875

Meritage Homes Corp.
04/01/22	7.000%	120,000	132,900

Meritage Homes Corp.(b)(d) Senior Unsecured
03/01/18	4.500%	86,000	86,215

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	192,000	213,120

Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/20	7.750%	255,000	274,125

Total			1,091,455

Independent Energy 1.2%
ATP Oil & Gas Corp. Secured(e)
05/01/15	11.875%	350,000	16,188

Anadarko Petroleum Corp. Senior Unsecured
09/15/17	6.375%	1,255,000	1,499,843
03/15/40	6.200%	940,000	1,141,660

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Antero Resources Finance Corp.
12/01/17	9.375%	13,000	14,170
08/01/19	7.250%	57,000	61,560

Antero Resources Finance Corp.(b)
12/01/20	6.000%	400,000	415,000

Apache Corp. Senior Unsecured
01/15/44	4.250%	3,250,000	3,126,302

Canadian Natural Resources Ltd. Senior Unsecured
12/01/14	4.900%	2,000,000	2,138,846

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	257,000	278,845

Chaparral Energy, Inc.
10/01/20	9.875%	325,000	373,750
11/15/22	7.625%	240,000	261,000

Chesapeake Energy Corp.
03/15/19	6.775%	550,000	569,250
08/15/20	6.625%	310,000	339,450
02/15/21	6.125%	430,000	455,800

Comstock Resources, Inc.
06/15/20	9.500%	112,000	122,080

Concho Resources, Inc.
01/15/21	7.000%	809,000	893,945

Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,888,052

Continental Resources, Inc.
04/01/21	7.125%	301,000	339,378
09/15/22	5.000%	5,588,000	6,007,100

Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,100,000	1,347,917
05/15/42	4.750%	1,455,000	1,441,735

EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK(b)
12/15/17	8.125%	248,000	252,340

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	556,000	633,840

EnCana Corp. Senior Unsecured
11/15/21	3.900%	1,095,000	1,155,460

Energy XXI Gulf Coast, Inc.
12/15/17	9.250%	175,000	197,750

Forest Oil Corp.
06/15/19	7.250%	500,000	503,750

Halcon Resources Corp.(b)
07/15/20	9.750%	300,000	331,125
05/15/21	8.875%	256,000	275,200

Hess Corp. Senior Unsecured
02/15/19	8.125%	760,000	975,291
08/15/31	7.300%	1,756,000	2,180,829
02/15/41	5.600%	2,000,000	2,130,135

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kodiak Oil & Gas Corp.
12/01/19	8.125%	30,000	33,750

Kodiak Oil & Gas Corp.(b)
01/15/21	5.500%	154,000	159,390

Laredo Petroleum, Inc.
02/15/19	9.500%	143,000	161,590
05/01/22	7.375%	209,000	226,765

Linn Energy LLC/Finance Corp.
02/01/21	7.750%	500,000	540,000

MEG Energy Corp.(b)
01/30/23	6.375%	129,000	133,515

Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	2,450,000	2,560,250

Nexen, Inc. Senior Unsecured
05/15/37	6.400%	2,270,000	2,874,950
07/30/39	7.500%	3,105,000	4,449,791

Oasis Petroleum, Inc.
11/01/21	6.500%	888,000	959,040
01/15/23	6.875%	223,000	244,185

PTTEP Canada International Finance Ltd(b)
06/12/42	6.350%	300,000	358,841

Plains Exploration & Production Co.
11/15/20	6.500%	355,000	396,712
02/15/23	6.875%	197,000	227,043

QEP Resources, Inc. Senior Unsecured
05/01/23	5.250%	258,000	267,030

Range Resources Corp.
05/15/19	8.000%	246,000	270,600

Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(b)
09/30/20	5.298%	1,307,900	1,458,308

SM Energy Co. Senior Unsecured
11/15/21	6.500%	115,000	125,063
01/01/23	6.500%	138,000	149,385

Sandridge Energy, Inc.
10/15/22	8.125%	450,000	484,312

W&T Offshore, Inc.
06/15/19	8.500%	450,000	481,500

Whiting Petroleum Corp.
10/01/18	6.500%	13,000	13,975

Woodside Finance Ltd.(b)
05/10/21	4.600%	5,343,000	5,922,865

Zhaikmunai LP(b)
11/13/19	7.125%	226,000	238,430

Total			55,104,881

Integrated Energy 0.4%
BP Capital Markets PLC
03/11/21	4.742%	3,500,000	4,048,117

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Husky Energy, Inc. Senior Unsecured
04/15/22	3.950%	3,000,000	3,184,326

Lone Pine Resources Canada Ltd.
02/15/17	10.375%	200,000	185,500

Lukoil International Finance BV
11/09/20	6.125%	250,000	284,375

Lukoil International Finance BV(b)
11/09/20	6.125%	211,000	240,466

Pacific Rubiales Energy Corp.(b)
12/12/21	7.250%	200,000	229,000

Shell International Finance BV
08/21/22	2.375%	7,810,000	7,722,958
03/25/40	5.500%	2,253,000	2,826,708

Total			18,721,450

Life Insurance 1.5%
AXA SA Subordinated Notes
12/15/30	8.600%	1,000,000	1,285,831

American International Group, Inc. Senior Unsecured
12/15/20	6.400%	3,000,000	3,731,463

Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	1,000,000	1,152,086

ING Groep NV(c)
12/29/49	5.775%	4,211,000	3,979,395

ING U.S., Inc.(b)
07/15/22	5.500%	1,685,000	1,861,342

Lincoln National Corp. Senior Unsecured
06/15/40	7.000%	2,610,000	3,459,482

Lincoln National Corp.(c)
04/20/67	6.050%	1,029,000	1,039,290

Massachusetts Mutual Life Insurance Co. Subordinated Notes(b)
06/01/39	8.875%	5,500,000	8,530,626

MetLife Capital Trust X(b)
04/08/38	9.250%	4,149,000	5,725,620

MetLife, Inc.
12/15/36	6.400%	710,000	767,569
08/01/39	10.750%	2,860,000	4,390,100
Senior Unsecured
08/15/18	6.817%	3,000,000	3,753,858

Metropolitan Life Global Funding I(b) Secured
06/29/15	1.700%	2,000,000	2,044,106
Senior Secured
04/11/22	3.875%	4,000,000	4,313,872

Northwestern Mutual Life Insurance Co. (The) Subordinated Notes(b)
03/30/40	6.063%	2,800,000	3,554,337

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,542,506

Prudential Financial, Inc. Senior Unsecured
09/17/15	4.750%	3,000,000	3,284,040
12/01/17	6.000%	217,000	258,628
12/14/36	5.700%	2,200,000	2,510,046

Prudential Financial, Inc.(c)
06/15/38	8.875%	6,369,000	7,762,219
09/15/42	5.875%	2,890,000	3,056,175

Total			68,002,591

Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	125,000	138,750

Marriott International, Inc. Senior Unsecured
03/01/19	3.000%	1,700,000	1,786,856

Wyndham Worldwide Corp. Senior Unsecured
03/01/22	4.250%	2,000,000	2,090,990

Total			4,016,596

Media Cable 0.7%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	5,000,000	5,387,500
01/31/22	6.625%	418,000	452,485

CCO Holdings LLC/Capital Corp.(b)(d) Senior Unsecured
03/15/21	5.250%	116,000	116,000

CCO Holdings LLC/Capital Corp.(d)
09/01/23	5.750%	500,000	500,000

COX Communications, Inc. Senior Unsecured
06/01/13	4.625%	2,540,000	2,566,035

COX Communications, Inc.(b) Senior Unsecured
12/15/22	3.250%	500,000	502,565

CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	188,000	216,670
02/15/19	8.625%	44,000	52,470

CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	64,000	70,000

Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	121,000	134,310

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
09/15/20	6.375%	135,000	139,556

Comcast Corp.
01/15/17	6.500%	1,700,000	2,040,207
07/15/22	3.125%	3,780,000	3,874,818

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	1,390,000	1,456,948
03/01/16	3.500%	4,215,000	4,460,747
03/15/17	2.400%	3,720,000	3,798,760
03/01/21	5.000%	1,171,000	1,279,010
03/01/41	6.375%	1,500,000	1,645,696

DISH DBS Corp.
06/01/21	6.750%	481,000	535,112
07/15/22	5.875%	175,000	184,625

Lynx I Corp. Senior Secured(b)
04/15/21	5.375%	200,000	205,500

Lynx II Corp. Senior Unsecured(b)
04/15/23	6.375%	99,000	102,589

Quebecor Media, Inc. Senior Unsecured(b)
01/15/23	5.750%	180,000	184,050

Time Warner Cable, Inc.
04/01/19	8.250%	880,000	1,143,104

Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(b)
01/15/23	5.500%	125,000	127,500

Videotron Ltd.
07/15/22	5.000%	107,000	108,873

Virgin Media Finance PLC
02/15/22	4.875%	200,000	202,250

WaveDivision Escrow LLC/Corp. Senior Unsecured(b)
09/01/20	8.125%	7,000	7,350

Total			31,494,730

Media Non-Cable 1.0%
AMC Networks, Inc.
07/15/21	7.750%	629,000	713,915
12/15/22	4.750%	111,000	110,584

Clear Channel Communications, Inc.
08/01/16	10.750%	156,000	116,220
Senior Secured
03/01/21	9.000%	500,000	452,500

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	967,000	1,000,845

Clear Channel Worldwide Holdings, Inc.(b)
11/15/22	6.500%	419,000	440,997

Crown Media Holdings, Inc.
07/15/19	10.500%	600,000	676,500

Cumulus Media Holdings, Inc.
05/01/19	7.750%	400,000	401,000

DigitalGlobe, Inc.(b)
02/01/21	5.250%	88,000	87,340

Discovery Communications LLC
06/01/20	5.050%	2,000,000	2,294,620

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entercom Radio LLC
12/01/19	10.500%	300,000	339,750

Entravision Communications Corp. Senior Secured
08/01/17	8.750%	289,000	314,288

Getty Images, Inc. Senior Notes(b)
10/15/20	7.000%	333,000	337,995

Grupo Televisa SAB Senior Unsecured
03/18/25	6.625%	200,000	255,552
01/15/40	6.625%	200,000	249,880

Hughes Satellite Systems Corp.
06/15/21	7.625%	42,000	47,880
Senior Secured
06/15/19	6.500%	111,000	121,545

IAC/InterActiveCorp(b)
12/15/22	4.750%	175,000	171,063

Intelsat Jackson Holdings SA
11/01/19	8.500%	2,400,000	2,670,000
10/15/20	7.250%	968,000	1,038,180

Intelsat Jackson Holdings SA(b)
12/15/22	6.625%	150,000	151,125

Interpublic Group of Companies, Inc. (The) Senior Unsecured
11/15/17	2.250%	1,500,000	1,484,641

Lamar Media Corp.(b)
05/01/23	5.000%	300,000	301,875

NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	1,495,000	1,577,358
04/30/20	5.150%	2,280,000	2,706,577
01/15/23	2.875%	720,000	721,030

National CineMedia LLC Senior Secured
04/15/22	6.000%	129,000	138,353

News America, Inc.
08/15/20	5.650%	1,760,000	2,117,470
12/15/35	6.400%	855,000	1,042,094
01/09/38	6.750%	2,500,000	3,033,622
02/15/41	6.150%	1,580,000	1,926,393

Nielsen Finance LLC/Co.
10/15/18	7.750%	2,585,000	2,862,887

Nielsen Finance LLC/Co.(b)
10/01/20	4.500%	3,640,000	3,603,600

Omnicom Group, Inc.
05/01/22	3.625%	1,000,000	1,018,490

Pearson Funding Two PLC(b)
05/17/16	4.000%	1,200,000	1,286,844

Reed Elsevier Capital, Inc.(b)
10/15/22	3.125%	4,110,000	3,981,802

SSI Investments II Ltd./Co-Issuer LLC
06/01/18	11.125%	425,000	476,531

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Salem Communications Corp. Secured
12/15/16	9.625%	176,000	194,700

Southern Graphics, Inc. Senior Notes(b)
10/15/20	8.375%	375,000	385,313

Starz LLC/Finance Corp.
09/15/19	5.000%	106,000	108,385

Townsquare Radio LLC/Inc.(b)
04/01/19	9.000%	300,000	328,500

Univision Communications, Inc.(b)
05/15/21	8.500%	244,000	265,960
Senior Secured
09/15/22	6.750%	185,000	199,800

WPP Finance 2010
09/07/42	5.125%	2,000,000	1,963,284

Total			43,717,288

Metals 0.9%
Alcoa, Inc. Senior Unsecured
04/15/21	5.400%	1,650,000	1,734,104

Allegheny Technologies, Inc. Senior Unsecured
06/01/19	9.375%	1,470,000	1,892,706

Alpha Natural Resources, Inc.
04/15/18	9.750%	262,000	279,685

Anglo American Capital PLC(b)
04/03/17	2.625%	2,000,000	2,046,960

AngloGold Ashanti Holdings PLC
08/01/22	5.125%	800,000	809,128
04/15/40	6.500%	1,010,000	1,015,306

ArcelorMittal Senior Unsecured
02/25/15	4.250%	3,100,000	3,200,840
08/05/15	4.250%	1,600,000	1,656,549
08/05/20	5.750%	5,000,000	5,300,000
10/15/39	7.500%	1,571,000	1,628,598
03/01/41	7.250%	1,155,000	1,152,112

Arch Coal, Inc.
06/15/21	7.250%	84,000	71,820

Arch Coal, Inc.(b)
06/15/19	9.875%	177,000	174,787

Barrick Gold Corp. Senior Unsecured
04/01/19	6.950%	2,500,000	3,100,497

Bumi Investment Pte Ltd. Senior Secured
10/06/17	10.750%	250,000	226,875

Calcipar SA Senior Secured(b)
05/01/18	6.875%	150,000	158,062

FMG Resources August 2006 Proprietary Ltd.(b)
11/01/19	8.250%	362,000	400,010

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gerdau Trade, Inc.(b)
01/30/21	5.750%	1,500,000	1,635,000

Hyundai Steel Co. Senior Unsecured(b)
04/21/16	4.625%	1,000,000	1,077,984

Inmet Mining Corp.(b)
06/01/20	8.750%	250,000	271,875
06/01/21	7.500%	120,000	127,800

JMC Steel Group, Inc. Senior Notes(b)
03/15/18	8.250%	138,000	146,625

Newcrest Finance Pty Ltd.(b)
10/01/22	4.200%	1,000,000	1,032,797

Newmont Mining Corp.
10/01/19	5.125%	300,000	348,397

Peabody Energy Corp.
11/15/21	6.250%	256,000	266,240

Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	260,000	275,600

Rio Tinto Finance USA Ltd.
07/15/18	6.500%	1,580,000	1,959,491

Rio Tinto Finance USA PLC
08/21/22	2.875%	1,000,000	996,460

Samarco Mineracao SA Senior Unsecured(b)
11/01/22	4.125%	200,000	194,866

Southern Copper Corp. Senior Unsecured
11/08/42	5.250%	5,000,000	4,833,350

Vale Overseas Ltd.
01/11/22	4.375%	150,000	156,104
11/21/36	6.875%	250,000	294,910

Total			38,465,538

Non-Captive Consumer 0.3%
Discover Financial Services Senior Unsecured
04/27/22	5.200%	847,000	958,245

Discover Financial Services(b) Senior Unsecured
11/21/22	3.850%	3,468,000	3,547,528

HSBC Finance Capital Trust IX(c)
11/30/35	5.911%	2,100,000	2,115,750

HSBC Finance Corp. Senior Subordinated Notes
01/15/21	6.676%	5,560,000	6,650,916

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	383,000	374,383

Total			13,646,822

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Non-Captive Diversified 1.2%
Air Lease Corp.
03/01/20	4.750%	228,000	226,860

CIT Group, Inc. Senior Unsecured
05/15/17	5.000%	2,000,000	2,127,500
03/15/18	5.250%	895,000	962,125

CIT Group, Inc.(b) Senior Secured
04/01/18	6.625%	28,000	31,850
Senior Unsecured
02/15/19	5.500%	736,000	802,240

General Electric Capital Corp. Senior Secured
12/11/19	2.100%	2,000,000	2,037,784
Senior Unsecured
05/01/13	4.800%	15,000,000	15,105,435
01/08/20	5.500%	5,000,000	5,931,042
10/17/21	4.650%	2,335,000	2,635,395
09/07/22	3.150%	8,360,000	8,368,176
01/14/38	5.875%	10,325,000	12,129,263

General Electric Capital Corp.(c) Senior Unsecured
08/15/36	0.770%	2,930,000	2,389,535

International Lease Finance Corp. Senior Unsecured
03/15/17	8.750%	625,000	736,719
12/15/20	8.250%	733,000	897,925
08/15/22	5.875%	575,000	615,699

Total			54,997,548

Oil Field Services 0.3%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	389,000	423,037

Chesapeake Oilfield Operating Llc(b)
11/15/19	6.625%	275,000	283,938

Cie Generale de Geophysique — Veritas
06/01/21	6.500%	375,000	390,000

Drill Rigs Holdings, Inc. Senior Secured(b)
10/01/17	6.500%	75,000	75,938

Forbes Energy Services Ltd.
06/15/19	9.000%	200,000	189,000

Green Field Energy Services, Inc.(b) Senior Secured
11/15/16	13.250%	8,000	8,320
11/15/16	13.250%	327,000	340,080

Nabors Industries, Inc.
09/15/21	4.625%	2,000,000	2,070,820

Noble Holding International Ltd.
08/01/20	4.900%	1,400,000	1,555,977

Oil States International, Inc.(b)
01/15/23	5.125%	118,000	118,000

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PHI, Inc.
10/15/18	8.625%	475,000	516,562

SESI LLC
05/01/19	6.375%	250,000	268,125
12/15/21	7.125%	150,000	166,125

Weatherford International Ltd.
03/15/18	6.000%	1,000,000	1,144,454
03/15/38	7.000%	2,280,000	2,596,692
03/01/39	9.875%	940,000	1,362,512

Total			11,509,580

Other Financial Institutions —%
FTI Consulting, Inc.(b)
11/15/22	6.000%	122,000	125,965

NASDAQ OMX Group, Inc. (The) Senior Unsecured
01/15/20	5.550%	600,000	646,040

Sasol Financing International PLC
11/14/22	4.500%	200,000	200,458

Total			972,463

Other Industry 0.4%
Belden, Inc.(b)
09/01/22	5.500%	250,000	256,250

Catholic Health Initiatives Secured
11/01/42	4.350%	2,790,000	2,809,834

Cleaver-Brooks, Inc. Senior Secured(b)
12/15/19	8.750%	150,000	161,250

Dematic SA/DH Services Luxembourg Sarl(b)
12/15/20	7.750%	200,000	204,500

General Cable Corp.(b)
10/01/22	5.750%	225,000	230,625

Hillman Group, Inc. (The)
06/01/18	10.875%	500,000	548,125

Igloo Holdings Corp. PIK Senior Unsecured(b)
12/15/17	8.250%	396,000	405,900

Interline Brands, Inc.
11/15/18	7.500%	201,000	217,582

Interline Brands, Inc.(b) Senior Unsecured
11/15/18	10.000%	375,000	412,266

Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	4,330,000	4,140,593

Mueller Water Products, Inc.
06/01/17	7.375%	525,000	540,750

President and Fellows of Harvard College Senior Notes
10/15/40	4.875%	805,000	945,541

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
President and Fellows of Harvard College(b)
01/15/39	6.500%	3,545,000	5,041,408

Rexel SA(b)
12/15/19	6.125%	350,000	367,500

SPL Logistics Escrow LLC/Finance Corp. Senior Secured(b)
08/01/20	8.875%	32,000	34,040

Valmont Industries, Inc.
04/20/20	6.625%	1,065,000	1,262,196

Total			17,578,360

Packaging 0.1%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(b)
11/15/20	7.000%	435,000	436,087

Ardagh Packaging Finance PLC(b)
10/15/20	9.125%	600,000	657,000

BOE Merger Corp. Senior Unsecured PIK(b)
11/01/17	9.500%	250,000	265,000

Berry Plastics Corp. Secured
05/15/18	9.500%	150,000	166,875

Crown Americas LLC/Capital Corp. IV(b)
01/15/23	4.500%	100,000	97,750

Greif, Inc. Senior Unsecured
08/01/19	7.750%	275,000	320,375

Packaging Dynamics Corp. Senior Secured(b)
02/01/16	8.750%	225,000	235,688

Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	157,000	166,420
08/15/19	9.875%	262,000	286,890
02/15/21	8.250%	1,575,000	1,626,187
Senior Secured
08/15/19	7.875%	152,000	167,960

Sealed Air Corp.(b)
12/01/20	6.500%	65,000	70,688
09/15/21	8.375%	637,000	726,180

Sonoco Products Co. Senior Unsecured
11/01/40	5.750%	1,000,000	1,138,180

Total			6,361,280

Paper 0.2%
Clearwater Paper Corp.(b)
02/01/23	4.500%	150,000	148,875

International Paper Co. Senior Unsecured
08/15/21	7.500%	1,000,000	1,304,906

Packaging Corp. of America Senior Unsecured
06/15/22	3.900%	600,000	617,590

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,600,117

Weyerhaeuser Co. Senior Unsecured
10/01/19	7.375%	1,000,000	1,234,176
03/15/32	7.375%	1,630,000	2,030,449

Total			6,936,113

Pharmaceuticals 0.4%
Gilead Sciences, Inc. Senior Unsecured
04/01/21	4.500%	1,500,000	1,699,518

Grifols, Inc.
02/01/18	8.250%	325,000	356,687

Jaguar Holding Co. I Senior Unsecured PIK(b)
10/15/17	9.375%	295,000	315,281

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b)
12/01/19	9.500%	480,000	550,800

Johnson & Johnson Senior Unsecured
05/15/41	4.850%	3,143,000	3,754,895

Merck & Co., Inc. Senior Unsecured
09/15/22	2.400%	4,800,000	4,744,234
09/15/42	3.600%	4,365,000	4,189,832

Roche Holdings, Inc.(b)
03/01/19	6.000%	1,365,000	1,702,098

VPI Escrow Corp.(b)
10/15/20	6.375%	260,000	280,800

Total			17,594,145

Property & Casualty 0.9%
Alliant Holdings, Inc. Senior Unsecured(b)
12/15/20	7.875%	147,000	147,368

Berkshire Hathaway Finance Corp.
08/15/13	5.000%	4,770,000	4,869,378
05/15/42	4.400%	5,250,000	5,217,224

Berkshire Hathaway, Inc. Senior Unsecured
02/11/23	3.000%	1,000,000	1,010,463

CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	3,435,000	4,353,557

Farmers Exchange Capital(b) Subordinated Notes
07/15/28	7.050%	1,615,000	2,029,314
07/15/48	7.200%	1,115,000	1,356,616

Farmers Insurance Exchange Subordinated Notes(b)
05/01/24	8.625%	1,075,000	1,450,520

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hub International Ltd.(b)
10/15/18	8.125%	330,000	344,025

Liberty Mutual Group, Inc.(b)
05/01/22	4.950%	4,280,000	4,675,391
05/01/42	6.500%	3,235,000	3,672,097

Nationwide Mutual Insurance Co.(b) Subordinated Notes
08/15/39	9.375%	1,700,000	2,468,449

Nationwide Mutual Insurance Co.(b)(c) Subordinated Notes
12/15/24	5.810%	1,725,000	1,725,000

Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	5,405,000	7,469,953

Total			40,789,355

Railroads 0.2%
BNSF Funding Trust I(c)
12/15/55	6.613%	4,067,000	4,631,296

CSX Corp. Senior Unsecured
05/30/42	4.750%	2,690,000	2,798,552

Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,486,000	1,797,958

Total			9,227,806

Refining 0.1%
Citgo Petroleum Corp. Senior Secured
07/01/17	11.500%	250,000	285,000

Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	1,525,000	1,916,275

Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,748,486

Total			4,949,761

REITs 1.5%
AvalonBay Communities, Inc. Senior Unsecured
03/15/17	5.700%	500,000	584,727

Boston Properties LP Senior Unsecured
05/15/21	4.125%	5,170,000	5,606,017
02/01/23	3.850%	500,000	529,460

Duke Realty LP Senior Unsecured
02/15/15	7.375%	1,036,000	1,149,276
08/15/19	8.250%	1,657,000	2,157,391
06/15/22	4.375%	1,855,000	1,978,508

Essex Portfolio LP(b)
08/15/22	3.625%	4,650,000	4,608,434

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Evergrande Real Estate Group Ltd. Senior Secured
01/27/15	13.000%	2,000,000	2,180,000

HCP, Inc. Senior Unsecured
06/15/14	6.000%	2,400,000	2,544,389
02/01/19	3.750%	3,750,000	4,032,307

Health Care REIT, Inc. Senior Unsecured
09/15/17	4.700%	4,000,000	4,483,320
03/15/18	2.250%	3,655,000	3,687,427
04/01/19	4.125%	2,000,000	2,174,376

Healthcare Realty Trust, Inc. Senior Unsecured
01/17/17	6.500%	2,690,000	3,073,239

Post Apartment Homes LP Senior Unsecured
12/01/22	3.375%	1,000,000	993,950

ProLogis LP
03/15/20	6.875%	2,500,000	3,058,190

SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
08/15/18	5.000%	6,935,000	7,553,782

Simon Property Group LP Senior Unsecured
02/01/23	2.750%	5,060,000	4,969,922

UDR, Inc.
01/10/22	4.625%	1,000,000	1,105,728

Ventas Realty LP/Capital Corp.
04/30/19	4.000%	3,000,000	3,255,489

WCI Finance LLC/WEA LLC(b)
10/01/16	5.700%	903,000	1,029,415

WEA Finance LLC/WT Finance Australia Propriety Ltd.(b)
06/02/14	7.500%	940,000	1,014,111
09/02/15	5.750%	3,912,000	4,353,993

Total			66,123,451

Restaurants —%
DineEquity, Inc.
10/30/18	9.500%	425,000	482,375

NPC International, Inc./Operating Co., Inc.
01/15/20	10.500%	375,000	435,938

Seminole Hard Rock Entertainment, Inc. Senior Secured(b)(c)
03/15/14	2.808%	550,000	549,312

Shearer’s Foods, Inc. LLC Senior Secured(b)
11/01/19	9.000%	293,000	317,905

Total			1,785,530

Retailers 0.5%
99 Cent Only Stores
12/15/19	11.000%	128,000	147,200

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academy Ltd./Finance Corp.(b)
08/01/19	9.250%	425,000	476,000

Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	4,540,000	4,417,751

Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	195,000	214,987

Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(b)
02/15/18	9.000%	171,000	170,145

CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	1,457,000	1,725,378

Gymboree Corp.
12/01/18	9.125%	225,000	210,094

Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	1,300,000	1,696,720

Jo-Ann Stores Holdings, Inc. Senior Unsecured PIK(b)
10/15/19	9.750%	275,000	281,875

Jo-Ann Stores, Inc. Senior Unsecured(b)
03/15/19	8.125%	693,000	717,255

Limited Brands, Inc.
06/15/19	8.500%	180,000	220,500
04/01/21	6.625%	180,000	202,950
02/15/22	5.625%	350,000	370,125

Macy’s Retail Holdings, Inc.
02/15/23	2.875%	1,695,000	1,629,032
07/15/27	6.790%	6,640,000	8,141,337
03/15/37	6.375%	1,020,000	1,197,682

Michaels Stores, Inc.
11/01/18	7.750%	175,000	190,969

New Academy Finance Co. LLC/Corp. Senior Unsecured(b)
06/15/18	8.000%	200,000	205,750

Party City Holdings, Inc. Senior Unsecured(b)
08/01/20	8.875%	100,000	108,750

Petco Animal Supplies, Inc.(b)
12/01/18	9.250%	175,000	192,937

Petco Holdings, Inc. Senior Notes(b)
10/15/17	8.500%	400,000	412,000

Rite Aid Corp.
03/15/20	9.250%	94,000	105,280
Senior Unsecured
02/15/27	7.700%	160,000	154,000

Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	415,000	438,344

Yankee Candle Co., Inc. (The)
02/15/17	9.750%	425,000	440,942

Total			24,068,003

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.2%
Kroger Co. (The)
12/15/18	6.800%	5,454,000	6,757,179

Technology 1.2%
Adobe Systems, Inc. Senior Unsecured
02/01/15	3.250%	2,000,000	2,089,054

Advanced Micro Devices, Inc. Senior Unsecured(b)
08/15/22	7.500%	275,000	235,125

Agilent Technologies, Inc. Senior Unsecured
10/01/22	3.200%	1,000,000	999,326

Allen Systems Group, Inc. Secured(b)(e)
11/15/16	10.500%	175,000	111,563

Alliance Data Systems Corp.(b)
12/01/17	5.250%	178,000	184,675
04/01/20	6.375%	141,000	151,928

Amkor Technology, Inc.
05/01/18	7.375%	315,000	329,175

Aspect Software, Inc. Secured
05/15/17	10.625%	175,000	171,500

Audatex North America, Inc.(b)
06/15/18	6.750%	375,000	400,313

BMC Software, Inc. Senior Unsecured
02/15/22	4.250%	1,700,000	1,712,811

Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	128,000	139,840

CDW LLC/Finance Corp.
04/01/19	8.500%	801,000	883,102

Cisco Systems, Inc. Senior Unsecured
02/22/16	5.500%	2,500,000	2,847,585

CommScope, Inc.(b)
01/15/19	8.250%	475,000	515,375

CoreLogic, Inc.
06/01/21	7.250%	425,000	469,625

Corning, Inc. Senior Unsecured
03/15/42	4.750%	600,000	616,475

Epicor Software Corp.
05/01/19	8.625%	500,000	538,750

Equinix, Inc. Senior Unsecured
07/15/21	7.000%	157,000	172,700

Equinix, Inc.(d) Senior Unsecured
04/01/20	4.875%	60,000	60,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(b)
01/15/21	11.250%	157,000	160,140
Secured
01/15/21	8.250%	304,000	310,840
01/15/22	8.750%	750,000	778,125
Senior Secured
08/15/20	8.875%	127,000	140,335
11/01/20	6.750%	107,000	109,675

Flextronics International Ltd.(b)
02/15/20	4.625%	208,000	209,820
02/15/23	5.000%	66,000	66,330

Freescale Semiconductor, Inc. Senior Secured(b)
04/15/18	9.250%	400,000	440,000

Hewlett-Packard Co. Senior Unsecured
05/30/14	1.550%	535,000	537,432
06/02/14	4.750%	3,398,000	3,546,686
12/09/14	2.625%	1,426,000	1,459,079
03/15/15	2.350%	434,000	442,319
09/15/17	2.600%	4,800,000	4,805,688

Ingram Micro, Inc. Senior Unsecured
08/10/22	5.000%	1,030,000	1,060,774

KLA-Tencor Corp. Senior Unsecured
05/01/18	6.900%	1,450,000	1,737,184

Kemet Corp. Senior Secured
05/01/18	10.500%	325,000	338,000

Lawson Software, Inc.
07/15/18	11.500%	625,000	731,250

Lender Processing Services, Inc.
04/15/23	5.750%	300,000	314,250

MMI International Ltd. Senior Secured(b)
03/01/17	8.000%	100,000	103,500

MModal, Inc. Senior Notes(b)
08/15/20	10.750%	225,000	193,500

Maxim Integrated Products, Inc. Senior Unsecured
06/14/13	3.450%	650,000	655,167

Microsoft Corp. Senior Unsecured
11/15/22	2.125%	1,095,000	1,065,548

NCR Corp.(b)
02/15/21	4.625%	300,000	297,000

NXP BV/Funding LLC(b)
02/15/21	5.750%	208,000	212,680

Nuance Communications, Inc.(b)
08/15/20	5.375%	680,000	691,900

Oracle Corp. Senior Unsecured
01/15/16	5.250%	1,000,000	1,129,019

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/15/17	1.200%	1,620,000	1,619,851
10/15/22	2.500%	7,338,000	7,221,744

Serena Software, Inc.
03/15/16	10.375%	125,000	127,188

Sophia LP/Finance, Inc.(b)
01/15/19	9.750%	600,000	663,000

Spansion LLC
11/15/17	7.875%	525,000	553,875

SunGard Data Systems, Inc.(b)
11/01/19	6.625%	250,000	256,875

Syniverse Holdings, Inc.
01/15/19	9.125%	575,000	626,750

Telefonaktiebolaget LM Ericsson Senior Unsecured
05/15/22	4.125%	1,770,000	1,833,707

TransUnion Holding Co., Inc. Senior Unsecured PIK
06/15/18	9.625%	450,000	478,125

TransUnion Holding Co., Inc.(b) Senior Unsecured PIK
06/15/18	8.125%	50,000	52,375

Tyco Electronics Group SA
01/15/14	5.950%	1,000,000	1,044,379

Verisk Analytics, Inc.
09/12/22	4.125%	2,000,000	2,072,870

Viasystems, Inc. Senior Secured(b)
05/01/19	7.875%	275,000	286,688

Xerox Corp. Senior Unsecured
03/15/17	2.950%	3,000,000	3,076,689

Total			54,079,279

Textile —%
PVH Corp. Senior Unsecured
12/15/22	4.500%	50,000	49,312

Wolverine World Wide, Inc.(b)
10/15/20	6.125%	100,000	105,000

Total			154,312

Tobacco 0.1%
Altria Group, Inc.
08/06/19	9.250%	676,000	941,541

Lorillard Tobacco Co.
08/04/41	7.000%	1,000,000	1,212,964

Philip Morris International, Inc. Senior Unsecured
05/16/18	5.650%	2,000,000	2,413,222

Total			4,567,727

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	97,000	105,972

DP World Ltd. Senior Unsecured
07/02/37	6.850%	5,000,000	5,725,000

ERAC U.S.A. Finance LLC(b)
01/10/14	2.250%	1,800,000	1,822,936
10/15/37	7.000%	1,048,000	1,336,108

Hertz Corp. (The)
04/15/19	6.750%	275,000	296,312
01/15/21	7.375%	104,000	114,660

Penske Truck Leasing Co. LP/Finance Corp.(b)
05/11/17	3.750%	2,250,000	2,376,407

Sydney Airport Finance Co. Pty Ltd.(b) Senior Secured
02/22/21	5.125%	2,055,000	2,251,216
03/22/23	3.900%	3,700,000	3,740,504

Total			17,769,115

Wireless 0.5%
AT&T Wireless Services, Inc. Senior Unsecured
03/01/31	8.750%	2,000,000	3,124,498

America Movil SAB de CV
01/15/15	5.750%	800,000	868,672
10/16/19	5.000%	400,000	464,517

Senior Unsecured
07/16/22	3.125%	320,000	318,371

American Tower Corp. Senior Unsecured
01/15/18	4.500%	1,000,000	1,101,482

Cricket Communications, Inc.
10/15/20	7.750%	84,000	85,680

Digicel Group Ltd. Senior Unsecured(b)
09/30/20	8.250%	675,000	719,888

Digicel Ltd. Senior Unsecured(b)(d)
04/15/21	6.000%	200,000	199,500

NII International Telecom Sarl(b)
08/15/19	11.375%	515,000	535,600

Rogers Communications, Inc.
08/15/18	6.800%	1,200,000	1,511,233

SBA Telecommunications, Inc.(b)
07/15/20	5.750%	490,000	509,600

Sprint Capital Corp.
05/01/19	6.900%	950,000	1,033,125
11/15/28	6.875%	75,000	75,750

Sprint Nextel Corp. Senior Unsecured
08/15/20	7.000%	138,000	150,075
11/15/21	11.500%	193,000	265,858

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/22	9.250%	2,650,000	3,239,625
11/15/22	6.000%	670,000	676,700

Sprint Nextel Corp.(b)
11/15/18	9.000%	518,000	643,615

Telemovil Finance Co., Ltd.
10/01/17	8.000%	250,000	270,625

United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	1,894,000	2,017,799

VimpelCom Holdings BV
03/01/22	7.504%	2,720,000	3,039,600

Vodafone Group PLC Senior Unsecured
02/27/17	5.625%	1,000,000	1,164,935

Wind Acquisition Finance SA Senior Secured(b)
02/15/18	7.250%	178,000	183,340

Total			22,200,088

Wirelines 1.4%
AT&T, Inc. Senior Unsecured
12/01/22	2.625%	14,420,000	14,004,055

CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	7,202,000	7,681,884

CyrusOne LLP/Finance Corp.(b)
11/15/22	6.375%	157,000	165,243

Deutsche Telekom International Finance BV
07/08/14	4.875%	2,000,000	2,109,964

Embarq Corp. Senior Unsecured
06/01/36	7.995%	3,530,000	3,745,274

Frontier Communications Corp. Senior Unsecured
04/15/15	7.875%	101,000	112,110
04/15/22	8.750%	121,000	136,125
01/15/23	7.125%	88,000	90,420

Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	50,000	57,750

Level 3 Communications, Inc.(b) Senior Unsecured
06/01/19	8.875%	223,000	240,840

Level 3 Financing, Inc.
04/01/19	9.375%	358,000	401,407
07/01/19	8.125%	475,000	517,750

PAETEC Holding Corp.
12/01/18	9.875%	200,000	229,000

Qtel International Finance, Ltd.(b)
02/21/23	3.250%	450,000	443,570

Qwest Corp. Senior Unsecured
09/15/25	7.250%	3,978,000	4,587,342

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	25

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia Capital SA
09/30/14	4.950%	6,549,000	6,778,215
10/01/15	5.250%	3,466,000	3,636,697
07/18/36	7.200%	2,543,000	2,555,715

Telefonica Celular del Paraguay SA Senior Unsecured(b)
12/13/22	6.750%	200,000	213,000

Telefonica Emisiones SAU
06/20/16	6.421%	1,925,000	2,114,108
07/03/17	6.221%	1,125,000	1,246,783
04/27/20	5.134%	765,000	790,155
02/16/21	5.462%	1,360,000	1,437,017

Verizon Communications, Inc. Senior Unsecured
04/15/18	6.100%	2,000,000	2,435,354

Verizon New York, Inc.
04/01/32	7.375%	2,913,000	3,732,549

Verizon Virginia, Inc.
10/01/29	8.375%	1,255,000	1,685,791

Windstream Corp.(b)
08/01/23	6.375%	173,000	169,540

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	253,000	296,643

tw telecom holdings, Inc.
10/01/22	5.375%	105,000	109,463

Total			61,723,764

Total Corporate Bonds & Notes (Cost: $1,468,630,687)			1,518,500,679

Residential Mortgage-Backed Securities — Agency 21.0%
Federal Home Loan Mortgage Corp.(c)(f) CMO Series 3085 Class FV
08/15/35	0.901%	6,936,127	7,004,906

Federal Home Loan Mortgage Corp.(c)(f)(g) CMO IO Series 3404 Class AS
01/15/38	5.694%	15,620,561	2,217,257

Federal Home Loan Mortgage Corp.(d)(f)
03/01/43	3.000%	15,185,000	15,640,550

Federal Home Loan Mortgage Corp.(f)
01/01/17 - 02/01/25	8.000%	71,085	85,065
03/01/17 - 08/01/22	8.500%	24,235	28,631
06/01/19 - 08/01/41	4.500%	31,290,693	33,713,764
02/01/20 - 05/01/26	4.000%	9,227,018	9,811,870
04/01/21	9.000%	4,060	4,555
01/01/22 - 09/01/39	5.500%	16,689,520	18,221,544
07/01/23 - 05/01/41	5.000%	6,783,942	7,302,472
11/01/25 - 04/01/42	3.500%	23,309,333	24,777,632
11/01/27	2.500%	9,839,924	10,233,521
10/01/28 - 07/01/32	7.000%	772,925	909,112
10/01/31 - 09/01/37	6.000%	3,849,036	4,342,350
11/01/36 - 10/01/37	6.500%	1,781,902	2,027,858
11/01/42	3.000%	15,121,636	15,594,187

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 276 Class 30
09/15/42	3.000%	12,466,631	12,812,862
CMO STRIPS Series 277 Class 30
09/15/42	3.000%	13,678,241	14,071,540
CMO Series 4037 Class CA
04/15/27	3.000%	7,561,438	7,820,784
Series 204048 Class AZ
03/15/42	4.000%	2,826,037	2,865,491

Federal National Mortgage Association(c)(f) CMO Series 2003-134 Class FC
12/25/32	0.802%	8,956,827	9,018,710
CMO Series 2003-90 Class SL
03/25/31	16.166%	1,274,506	1,350,566
CMO Series 2007-W7 Class 1A4
07/25/37	37.970%	1,174,580	2,192,880
CMO Series 2012-1 Class FA
02/25/42	0.702%	8,204,802	8,263,138
CMO Series 2012-110 Class CF
10/25/42	0.702%	16,987,312	17,128,392

Federal National Mortgage Association(d)(f)
04/01/13 - 03/01/43	3.000%	107,640,000	111,260,479
04/01/27 - 03/01/28	2.500%	36,625,000	37,982,968
05/01/42	6.000%	11,595,000	12,712,830
03/01/43	3.500%	31,000,000	32,777,658
03/01/43	4.000%	7,000,000	7,459,375

Federal National Mortgage Association(f)
11/01/22- 10/01/27	2.500%	31,053,884	32,360,282
04/01/23	8.500%	27,128	30,437
06/01/24	9.000%	29,591	34,473
02/01/25 - 08/01/27	8.000%	115,440	139,649
10/01/25 - 09/01/42	3.500%	31,027,666	32,934,070
03/01/26 - 07/01/38	7.000%	2,347,244	2,770,419
11/01/26 - 01/01/43	3.000%	80,598,934	84,871,848
04/01/27 - 06/01/32	7.500%	264,722	318,376
05/01/29 - 10/01/40	6.000%	17,519,559	19,614,708
05/01/32 - 10/01/38	6.500%	1,745,337	1,949,482
09/01/32 - 12/01/42	4.000%	114,245,474	123,415,779
03/01/33 - 07/01/41	5.500%	16,984,401	18,713,801
07/01/34 - 10/01/41	5.000%	34,134,587	37,232,880
07/01/40 - 01/01/42	4.500%	50,178,574	54,474,790
CMO Series 2009-111 Class DA
12/25/39	5.000%	3,356,964	3,618,569

Federal National Mortgage Association(f)(g) CMO IO Series 2003-71 Class IM
12/25/31	5.500%	272,271	13,864

Federal National Mortgage Association(f)(h) CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	1,445	1,356

Federal National Mortgage Association(f)(i)
09/01/41	4.000%	16,371,043	17,851,015

Government National Mortgage Association(d)(f)
03/19/14	3.000%	12,190,000	12,765,216
03/01/41	3.500%	5,610,000	6,011,466

Government National Mortgage Association(f)
03/15/40 - 05/15/40	5.000%	3,728,101	4,099,467
05/15/41 - 10/15/41	4.500%	16,425,057	18,071,648
06/20/41 - 02/15/42	4.000%	20,578,053	22,647,736

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/41 - 08/20/42	3.500%	13,273,902	14,321,680
08/15/42	3.000%	1,472,032	1,545,371

Total Residential Mortgage-Backed Securities — Agency
(Cost: $935,285,919)			939,441,329

Residential Mortgage-Backed Securities —Non-Agency 5.1%
American General Mortgage Loan Trust(b)(c)(f) CMO Series 2009-1 Class A7
09/25/48	5.750%	4,495,236	4,797,909
CMO Series 2010-1A Class A1
03/25/58	5.150%	438,221	447,931

American Home Mortgage Investment Trust CMO Series 2007-1 Class GA1C(c)(f)
05/25/47	0.392%	8,919,268	5,869,806

BCAP LLC Trust(b)(c)(f) CMO Series 2012-RR10 Class 5A5
04/26/36	0.469%	4,676,061	4,512,931

BCAP LLC Trust(b)(f)
01/26/37	0.378%	2,943,050	2,854,758
08/26/36	0.328%	1,938,820	1,880,655

BCAP LLC Trust(c)(f) CMO Series 2007-AA1 Class 1A2
02/25/47	0.362%	4,995,398	4,177,946

BCAP LLC(b)(c)(f)
05/26/47	0.412%	1,741,123	1,627,950

BCAP LLC(f) Series 2013-RR2 Class 7A1
11/26/35	2.878%	2,208,000	2,224,560

BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(b)(f)
08/27/37	6.000%	1,007,973	1,061,850

Banc of America Funding Corp.(b)(c)(f) CMO Series 2012-R5 Class A
10/03/39	0.460%	3,234,677	3,138,562

Banc of America Funding Corp.(c)(f) CMO Series 2006-D Class 3A1
05/20/36	3.082%	5,380,613	4,650,496

Bayview Opportunity Master Fund Trust IIB LP(b)(c)(f) CMO Series 2012-6NPL Class A
01/28/33	2.981%	989,671	992,145
Series 2012-4NPL Class A
07/28/32	3.475%	755,249	763,334

Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3(f)
09/25/37	6.000%	3,252,411	3,393,237

Citigroup Mortgage Loan Trust, Inc.(b)(c)(f) CMO Series 2012-7 Class 12A1
03/25/36	2.641%	1,351,365	1,371,026
CMO Series 2012-9 Class 1A1
02/20/36	5.174%	2,410,213	2,483,821
CMO Series 2013-2 Class 1A1
11/25/37	5.988%	1,615,000	1,695,750

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(b)(f) CMO Series 2012-A Class A
06/25/51	2.500%	1,857,165	1,838,594

Citigroup Mortgage Loan Trust, Inc.(c)(f) CMO Series 2005-8 Class 1A1A
10/25/35	2.918%	4,808,346	4,160,806

Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2007-HY5 Class 1A1(c)(f)
09/25/47	3.144%	2,263,099	1,847,956

Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2005-11 Class 8A9(f)
12/25/35	5.250%	3,445,567	3,535,782

Credit Suisse Mortgage Capital Certificates(b)(c)(f) CMO Series 2010-12R Class 13A1
12/26/37	2.919%	860,737	861,271
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,085,289	1,110,672
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	1,159,324	1,174,369
CMO Series 2011-17R Class 3A1
10/27/35	2.464%	3,470,000	3,498,284
CMO Series 2012-4R Class 8A1
06/27/47	3.038%	1,293,894	1,296,683

Downey Savings & Loan Association Mortgage Loan Trust(c)(f) CMO Series 2005-AR6 Class 2A1A
10/19/45	0.492%	4,273,299	3,564,850
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.402%	4,423,280	3,520,692

First Horizon Asset Securities, Inc. CMO Series 2007-AR1 Class 1A1(c)(f)
05/25/37	2.593%	1,424,170	1,119,869

GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1(c)(f)
04/25/36	2.943%	4,728,000	4,501,789

GreenPoint Mortgage Funding Trust CMO Series 2006-AR8 Class 1A2A(c)(f)
01/25/47	0.382%	4,764,519	4,122,105

Indymac Index Mortgage Loan Trust(c)(f) CMO Series 2006-AR3 Class 1A1
12/25/36	2.917%	4,189,695	3,481,151
CMO Series 2007-AR15 Class 2A1
08/25/37	4.672%	6,298,010	4,921,712

JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1(c)(f)
09/25/36	5.950%	90,186	90,309

Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4(b)(c)(f)
10/26/36	3.250%	710,479	714,149

Lehman XS Trust(c)(f) CMO Series 2006-10N Class 1A3A
07/25/46	0.412%	5,805,852	4,097,579
Series 2005-4 Class 1A3
10/25/35	0.602%	4,787,634	4,464,066
Series 2005-5N Class 3A1A
11/25/35	0.502%	6,568,209	5,514,944

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	27

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lehman XS Trust(f) CMO Series 2007-10H Class 2A2
07/25/37	7.500%	3,949,041	2,715,823

MASTR Adjustable Rate Mortgages Trust CMO Series 2006-OA1 Class 1A1(c)(f)
04/25/46	0.412%	3,360,309	2,389,288

MASTR Alternative Loans Trust CMO Series 2004-12 Class 4A1(f)
12/25/34	5.500%	2,574,779	2,740,675

Morgan Stanley Re-Remic Trust(b)(c)(f) CMO Series 2012-R2 Class 1A
11/26/36	0.362%	1,517,795	1,466,660
CMO Series 2013-R1 Class 4A
12/26/36	2.411%	1,986,969	2,027,775
CMO Series 2013-R2 Class 1A
10/26/36	5.892%	4,263,000	4,289,260

MortgageIT Trust CMO Series 2005-5 Class A1(c)(f)
12/25/35	0.462%	4,329,296	3,835,340

Nomura Asset Acceptance Corp.(f) CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	150,139	151,267
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	950,882	962,744

Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1(b)(c)(f)
01/26/37	0.376%	1,936,338	1,800,823

RALI Trust(c)(f) CMO Series 2005-QA4 Class A41
04/25/35	3.303%	3,505,013	3,319,041
CMO Series 2006-QO9 Class 1A4A
12/25/46	0.372%	4,452,936	3,640,876

RALI Trust(c)(f)(g) CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.403%	118,901,365	1,866,395
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.590%	59,594,790	1,399,584
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.172%	121,343,419	1,456,121

RFMSI Trust(c)(f) CMO Series 2005-SA5 Class 1A
11/25/35	3.187%	3,883,840	3,056,260
CMO Series 2006-SA4 Class 2A1
11/25/36	3.839%	1,169,583	997,315

Residential Mortgage Asset Trust Series 2012-1A Class A1(b)(c)(f)
08/26/52	2.734%	1,611,159	1,637,089

Sequoia Mortgage Trust CMO Series 2013-2 Class A1(c)(f)
02/25/43	1.874%	5,932,743	5,933,271

Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(b)(c)(f)
09/25/57	2.667%	1,372,173	1,384,614

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(c)(f) CMO Series 2004-20 Class 1A2
01/25/35	2.630%	2,186,430	1,964,291
CMO Series 2006-5 Class 1A1
06/25/36	2.815%	5,196,726	3,887,006
CMO Series 2007-4 Class 1A1
05/25/37	0.442%	6,501,188	3,817,082
CMO Series 2007-5 Class 2A1
06/25/37	4.977%	3,141,873	2,750,406

Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(f)
12/25/34	4.740%	359,961	364,615

VOLT LLC Series 2012-RP2A Class A1(b)(f)
06/26/17	4.704%	951,403	973,888

Volt RPL XI LLC Series 2012-RP3A Class A1(b)(f)
11/27/17	3.475%	3,297,636	3,354,325

WaMu Mortgage Pass-Through Certificates(c)(f) CMO Series 2005-AR11 Class A1A
08/25/45	0.522%	3,750,687	3,511,390
CMO Series 2005-AR17 Class A1A1
12/25/45	0.472%	8,440,288	7,706,654
CMO Series 2005-AR19 Class A1A1
12/25/45	0.472%	4,769,692	4,445,338
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.512%	2,660,394	2,595,539
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.492%	3,618,458	3,399,795
CMO Series 2005-AR9 Class A1A
07/25/45	0.522%	3,662,683	3,519,110
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.114%	5,571,326	5,114,995
CMO Series 2006-AR5 Class A12A
06/25/46	1.154%	1,683,716	1,511,650
CMO Series 2007-HY1 Class 4A1
02/25/37	2.674%	4,165,878	3,557,959
CMO Series 2007-HY3 Class 1A1
03/25/37	2.487%	1,924,257	1,477,510
CMO Series 2007-OA5 Class 1A
06/25/47	0.924%	6,586,091	5,506,156

Washington Mutual Alternative Mortgage Pass-Through Certificates (c)(f) CMO Series 2006-AR8 Class 2A
10/25/46	1.022%	6,002,029	3,479,190
CMO Series 2007-OA3 Class 5A
04/25/47	2.321%	3,491,234	2,347,639
CMO Series 2007-OC2 Class A3
06/25/37	0.512%	7,819,098	5,592,539

Wells Fargo Mortgage-Backed Securities Trust CMO Series 2006-AR17 Class A1(c)(f)
10/25/36	2.630%	3,443,024	3,134,922

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $207,638,348)			228,464,519

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Agency 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates CMO Series K020 Class A2(f)
05/25/40	2.373%	7,685,000	7,722,514

Federal National Mortgage Association(c)(f) CMO Series 2012-M12 Class 1A
08/25/22	2.840%	9,967,974	10,673,909
CMO Series 2012-M15 Class A
10/25/22	2.657%	7,824,352	8,180,116

Federal National Mortgage Association(f)
09/01/20	3.584%	5,676,640	6,267,420
12/01/20	3.763%	4,818,451	5,429,579
11/01/20	3.375%	4,581,609	5,004,047
11/01/22	2.646%	7,158,308	7,478,905
12/01/20	3.522%	5,888,912	6,483,691
04/01/21	4.377%	5,858,053	6,752,928
06/01/21	4.426%	6,963,033	8,044,671

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $71,470,244)			72,037,780

Commercial Mortgage-Backed Securities — Non-Agency 5.5%
Banc of America Commercial Mortgage, Inc. Series 2005-6 Class A4(c)(f)
09/10/47	5.187%	4,450,000	4,901,484

Banc of America Merrill Lynch Commercial Mortgage, Inc.(c)(f) Series 2007-4 Class AM
02/10/51	5.812%	2,300,000	2,621,108

Banc of America Merrill Lynch Commercial Mortgage, Inc.(f) Series 2005-3 Class A3A
07/10/43	4.621%	3,736,000	3,793,542

Bear Stearns Commercial Mortgage Securities Series 2006-PW14 Class A4(f)
12/11/38	5.201%	2,612,000	2,945,754

Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4(f)
10/15/49	5.431%	1,588,000	1,793,330

Citigroup/Deutsche Bank Commercial Mortgage Trust(c)(f) Series 2005-CD1 Class A4
07/15/44	5.219%	830,000	910,938

Citigroup/Deutsche Bank Commercial Mortgage Trust(f) Series 2007-CD4 Class A4
12/11/49	5.322%	5,089,000	5,767,988

Commercial Mortgage Pass-Through Certificates(c)(f) Series 2005-C6 Class A5A
06/10/44	5.116%	4,635,000	5,048,461

Commercial Mortgage Pass-Through Certificates(f) Series 2003-LB1A Class A2
06/10/38	4.084%	2,598,068	2,608,811
Series 2012-LC4 Class AM
12/10/44	4.063%	3,500,000	3,851,687

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Pass-Through Certificates(f)(j) Series 2013-LC6 Class A2
01/10/46	1.906%	390,000	401,807

Credit Suisse First Boston Mortgage Securities Corp.(c)(f) Series 2004-C1 Class A4
01/15/37	4.750%	2,716,900	2,777,897

Credit Suisse First Boston Mortgage Securities Corp.(f) Series 2004-C2 Class A1
05/15/36	3.819%	89,629	90,749

Credit Suisse Mortgage Capital Certificates(c)(f) Series 2006-C3 Class A3
06/15/38	5.798%	1,090,000	1,227,948

Credit Suisse Mortgage Capital Certificates(f) Series 2006-C4 Class AAB
09/15/39	5.439%	555,159	562,448

DBRR Trust(b)(c)(f) Series 2013-EZ2 Class A
03/15/33	0.853%	6,047,319	6,047,319

DBRR Trust(b)(f)(j) Series 2012-EZ1 Class A
09/25/45	0.946%	10,431,944	10,465,209

DBRR Trust(f)(j) Series 2012-EZ1 Class A
09/25/45	1.393%	581,000	582,735
09/25/45	2.062%	2,574,943	2,583,343

DBUBS Mortgage Trust Series 2011-LC3A Class A2(f)
08/10/44	3.642%	5,200,000	5,625,287

GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(c)(f)
06/10/48	4.772%	651,000	696,321

GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4(f)
04/10/40	5.023%	1,044,927	1,065,289

GS Mortgage Securities Corp. II(f) Series 2005-GG4 Class A4A
07/10/39	4.751%	2,500,000	2,671,225
Series 2011-GC5 Class A4
08/10/44	3.707%	5,000,000	5,446,925
Series 2012-GCJ7 Class A2
05/10/45	2.318%	590,000	614,308

General Electric Capital Assurance Co.(b)(c)(f) Series 2003-1 Class A4
05/12/35	5.254%	1,262,885	1,333,823
Series 2003-1 Class A5
05/12/35	5.743%	1,704,000	2,048,598

Greenwich Capital Commercial Funding Corp.(c)(f) Series 2005-GG5 Class AM
04/10/37	5.277%	4,717,000	5,125,365
Series 2006-GG7 Class AM
07/10/38	5.862%	2,095,000	2,348,633

Greenwich Capital Commercial Funding Corp.(f) Series 2007-GG9 Class A4
03/10/39	5.444%	4,760,000	5,423,330

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	29

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Corp.(c)(f) Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,885,573	1,966,396
Series 2005-LDP4 Class A4
10/15/42	4.918%	1,411,000	1,513,899
Series 2005-LDP5 Class A3
12/15/44	5.225%	7,100,000	7,294,469
Series 2006-LDP6 Class ASB
04/15/43	5.490%	2,310,502	2,421,787
Series 2007-CB19 Class A4
02/12/49	5.726%	8,450,000	9,744,717
Series 2007-CB19 Class AM
02/12/49	5.726%	2,300,000	2,555,291

JPMorgan Chase Commercial Mortgage Securities Corp.(f) Series 2003-LN1 Class A1
10/15/37	4.134%	55,919	56,119
Series 2004-LN2 Class A1
07/15/41	4.475%	646,256	647,162
Series 2005-CB12 Class A4
09/12/37	4.895%	4,650,000	5,035,485
Series 2005-LDP2 Class A3
07/15/42	4.697%	822,628	824,114
Series 2006-LDP8 Class A4
05/15/45	5.399%	5,340,000	6,052,329

LB-UBS Commercial Mortgage Trust(c)(f) Series 2004-C6 Class A6
08/15/29	5.020%	1,181,000	1,231,221
Series 2006-C4 Class AM
06/15/38	5.886%	700,000	783,624
Series 2007-C7 Class A3
09/15/45	5.866%	1,303,000	1,504,656

LB-UBS Commercial Mortgage Trust(f) Series 2004-C2 Class A3
03/15/29	3.973%	474,202	478,370
Series 2005-C3 Class A5
07/15/30	4.739%	1,514,000	1,620,095
Series 2006-C1 Class A4
02/15/31	5.156%	1,187,000	1,308,986
Series 2007-C2 Class A3
02/15/40	5.430%	5,250,000	5,932,085

Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4(c)(f)
03/12/51	5.485%	3,300,000	3,753,730

Morgan Stanley Capital I Trust(c)(f) Series 2007-IQ15 Class A2
06/11/49	5.847%	3,081,077	3,134,546

Morgan Stanley Capital I Trust(f) Series 2012-C4 Class A4
03/15/45	3.244%	980,000	1,038,644

Morgan Stanley Capital I, Inc.(c)(f) Series 2006-T23 Class A4
08/12/41	5.818%	5,365,000	6,139,980
Series 2007-IQ15 Class A4
06/11/49	5.887%	8,535,000	9,937,070
Series 2007-IQ16 Class AM
12/12/49	6.095%	6,000,000	7,083,600

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I, Inc.(f) Series 2006-IQ12 Class A4
12/15/43	5.332%	1,044,000	1,188,815
Series 2007-IQ16 Class A4
12/12/49	5.809%	1,300,000	1,519,189
Series 2012-C4 Class AS
03/15/45	3.773%	4,000,000	4,297,716

Morgan Stanley Capital I Series 2007-T27 Class A4(c)(f)
06/11/42	5.649%	4,589,000	5,378,023

Morgan Stanley Re-Remic Trust(b)(c)(f) Series 2009-GG10 Class A4A
08/12/45	5.791%	6,362,000	7,314,188
Series 2009-GG10 Class A4B
08/12/45	5.791%	2,220,000	2,496,468
Series 2010-GG10 Class A4A
08/15/45	5.791%	7,028,000	8,079,867

ORES NPL LLC Series 2012-LV1 Class A(b)(f)
09/25/44	4.000%	444,246	445,982

S2 Hospitality LLC Series 2012-LV1 Class A(b)(f)
04/15/25	4.500%	663,600	664,255

SMA 1 LLC Series 2012-LV1 Class A(b)(f)
08/20/25	3.500%	749,817	752,256

TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(c)(f)
08/15/39	5.540%	848,365	891,622

UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS(b)(f)
01/10/45	5.154%	3,600,000	4,240,292

WF-RBS Commercial Mortgage Trust(f) Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,298,076
Series 2012-C6 Class AS
04/15/45	3.835%	5,500,000	5,905,526
Series 2012-C7 Class A2
06/15/45	3.431%	4,100,000	4,365,739
Series 2012-C8 Class A3
08/15/45	3.001%	2,880,000	2,941,819
Series 2013-C11 Class A2
03/15/45	2.029%	870,000	898,762

Wachovia Bank Commercial Mortgage Trust(c)(f) Series 2003-C9 Class A4
12/15/35	5.012%	1,537,742	1,567,750
Series 2005-C20 Class A7
07/15/42	5.118%	4,705,000	5,113,841
Series 2006-C24 Class A3
03/15/45	5.558%	1,547,000	1,726,161
Series 2006-C27 Class AM
07/15/45	5.795%	1,595,000	1,781,846

Wachovia Bank Commercial Mortgage Trust(f) Series 2003-C5 Class A2
06/15/35	3.989%	51,344	51,545

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-C16 Class A2
10/15/41	4.380%	58,971	58,966
Series 2007-C30 Class A5
12/15/43	5.342%	3,425,000	3,875,593

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $240,723,435)			244,294,334

Asset-Backed Securities — Agency 0.1%
Small Business Administration Participation Certificates Series 2013-20A Class 1
01/01/33	2.130%	1,335,000	1,347,288
Series 2013-20B Class 1
02/01/33	2.210%	4,323,000	4,381,666

Total Asset-Backed Securities — Agency
(Cost: $5,687,038)			5,728,954

Asset-Backed Securities — Non-Agency 4.1%
Academic Loan Funding Trust Series 2012-1A Class A2(b)(c)
12/27/44	1.302%	3,500,000	3,252,415

Access Group, Inc. Series 2005-2 Class A3(c)
11/22/24	0.469%	2,328,901	2,303,416

Aircastle Aircraft Lease-Backed Trust Series 2007-1A Class G1(b)(c)
06/14/37	0.509%	3,213,335	3,004,468

Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	1,195,000	1,201,552

Argent Securities, Inc. Series 2005-W2 Class A2B1(c)
10/25/35	0.402%	6,403,780	6,320,256

Arizona Educational Loan Marketing Corp. Series 2004A Class A2(c)
12/01/23	0.507%	3,376,974	3,326,724

BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	460,771	461,399

Babcock & Brown Air Funding I Ltd. Series 2007-1A Class G1(b)(c)
11/14/33	0.542%	3,829,053	3,407,857

Beacon Container Finance LLC Series 2012-1A Class A(b)
09/20/27	3.720%	2,875,895	2,995,635

Brazos Higher Education Authority Series 2005-1 Class 1A3(c)
09/26/22	0.420%	2,750,000	2,729,786

CIT Education Loan Trust Series 2007-1 Class B(b)(c)
06/25/42	0.610%	1,350,000	1,013,380

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3
06/25/37	6.054%	1,316,272	1,343,239

Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1 Class A2B(c)
09/25/36	0.362%	3,720,772	2,006,422

Countrywide Asset-Backed Certificates(c) Series 2005-1 Class MV3
07/25/35	0.682%	3,505,000	3,387,887
Series 2005-2 Class M1
08/25/35	0.622%	1,865,390	1,858,277
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	691,467	534,374
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,399,749	1,187,982

Credit-Based Asset Servicing and Securitization LLC Series 2005-CB7 Class AF3
11/25/35	4.621%	2,198,820	2,180,194
Series 2007-CB1 Class AF3
01/25/37	4.815%	5,522,732	2,994,039

Cronos Containers Program Ltd.(b) Series 2012-1A Class A
05/18/27	4.210%	1,387,500	1,439,466
Series 2012-2A Class A
09/18/27	3.810%	2,875,000	2,994,016

Crown Castle Towers LLC Senior Secured(b)
01/15/37	5.495%	2,000,000	2,291,328

EFS Volunteer No. 2 LLC Series 2012-1 Class A2(b)(c)
03/25/36	1.554%	2,700,000	2,752,666

Educational Services of America, Inc. Series 2012-2 Class A(b)(c)
04/25/39	0.932%	3,876,458	3,911,188

First Franklin Mortgage Loan Asset-Backed Certificates(c) Series 2006-FF18 Class A2D
12/25/37	0.412%	5,684,970	3,085,722
Series 2007-FF2 Class A2B
03/25/37	0.302%	10,315,698	5,473,323

GE Business Loan Trust(b)(c) Series 2004-1 Class A
05/15/32	0.491%	3,205,447	3,094,981
Series 2004-2A Class A
12/15/32	0.421%	1,917,144	1,828,933
Series 2005-2A Class B
11/15/33	0.701%	2,305,259	1,936,418

GE Equipment Small Ticket LLC Series 2011-1A Class A3(b)
01/21/18	1.450%	1,866,459	1,873,479

GE Seaco Finance Series 2005-1A Class A(b)(c)
11/17/20	0.452%	2,062,500	2,007,436

Genesis Funding Ltd. Series 2006-1A Class G1(b)(c)
12/19/32	0.442%	4,017,164	3,651,201

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	31

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goal Capital Funding Trust Series 2006-1 Class B(c)
08/25/42	0.738%	1,807,185	1,397,773

HSBC Home Equity Loan Trust Series 2007-3 Class APT(c)
11/20/36	1.402%	6,355,711	6,367,342

Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	226,765	226,955

JPMorgan Mortgage Acquisition Corp.(c) Series 2007-CH1 Class AV4
11/25/36	0.332%	4,000,000	3,917,784
Series 2007-CH2 Class AV2
01/25/37	0.272%	340,345	333,921

Long Beach Mortgage Loan Trust Series 2005-1 Class M1(c)
02/25/35	0.952%	3,458,814	3,425,284

Merrill Lynch First Franklin Mortgage Loan Trust(c) Series 2007-2 Class A2C
05/25/37	0.442%	11,540,790	6,588,418
Series 2007-5 Class 2A2
10/25/37	1.202%	8,297,055	6,413,856

Mid-State Trust Series 7 Class A
10/15/36	6.340%	2,385,121	2,517,359

Mid-State Trust(b) Series 2006-1 Class A
10/15/40	5.787%	1,764,588	1,871,451

Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3(c)
07/20/43	1.252%	3,000,000	2,970,732

Nationstar Home Equity Loan Trust Series 2007-B Class 2AV3(c)
04/25/37	0.452%	7,509,000	4,638,054

Nelnet Student Loan Trust Series 2012-5A Class A(b)(c)
10/27/36	0.802%	4,117,543	4,131,103

Newcastle Mortgage Securities Trust Series 2006-1 Class A3(c)
03/25/36	0.382%	1,838,406	1,803,079

Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	46,962	46,980

Nomad CLO Ltd. Series 2013-1A Class A1(b)(c)(d)
01/15/25	1.492%	5,995,000	5,995,000

Park Place Securities, Inc.(c) Series 2004-WWF1 Class M2
12/25/34	0.882%	5,124,794	5,116,733
Series 2005-WCW1 Class A3D
05/25/35	0.542%	4,332,768	4,301,466

RAMP Trust Series 2006-RS3 Class A3(c)
05/25/36	0.402%	2,607,520	2,442,454

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Race Point CLO Ltd. Series 2013-8A Class A(b)(c)
02/20/25	1.539%	4,800,000	4,800,000

SG Mortgage Securities Trust Series 2005-OPT1 Class A3(c)
10/25/35	0.552%	3,100,000	3,010,106

SLC Student Loan Trust Series 2006-2 Class A5(c)
09/15/26	0.408%	4,000,000	3,876,900

SLM Student Loan Trust(c) Series 2011-1 Class A2
10/25/34	1.352%	3,285,000	3,391,654
Series 2012-7 Class A3
05/26/26	0.852%	4,000,000	4,026,448

SMART Trust Series 2012-1USA Class A4A(b)
12/14/17	2.010%	1,349,000	1,389,148

SVO VOI Mortgage Corp. Series 2012-AA Class A(b)
09/20/29	2.000%	1,974,316	2,000,493

Scholar Funding Trust Series 2011-A Class A(b)(c)
10/28/43	1.201%	1,769,559	1,775,719

Sierra Receivables Funding Co. LLC Series 2012-3A Class A(b)
08/20/29	1.870%	2,247,019	2,276,067

TAL Advantage I LLC Series 2006-1A Class NOTE(b)(c)
04/20/21	0.391%	1,472,500	1,446,830

Triton Container Finance LLC Series 2012-1A Class A(b)
05/14/27	4.210%	1,942,500	2,018,965

WaMu Asset-Backed Certificates Series 2007-HE1 Class 2A3(c)
01/25/37	0.352%	7,399,420	3,965,645

Wells Fargo Home Equity Trust Series 2007-2 Class A1(c)
04/25/37	0.292%	1,047,605	1,030,676

Total Asset-Backed Securities — Non-Agency
(Cost: $170,791,087)			181,363,854

Inflation-Indexed Bonds(a) 5.5%
United States 5.5%
U.S. Treasury Inflation-Indexed Bond
07/15/13	1.875%	40,528,566	41,554,425
04/15/14	1.250%	7,849,252	8,137,468
04/15/15	0.500%	18,259,965	19,207,201
04/15/16	0.125%	15,634,056	16,609,861
04/15/17	0.125%	36,871,848	39,769,754
07/15/21	0.625%	101,871,000	116,236,441
02/15/41	2.125%	2,961,871	4,260,234

Total			245,775,384

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Inflation-Indexed Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Uruguay —%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	16,688,741	1,096,727

Total Inflation-Indexed Bonds
(Cost: $240,632,141)				246,872,111

U.S. Treasury Obligations 14.3%
U.S. Treasury
01/15/16	0.375%		11,955,000	11,967,146
09/30/19	1.000%		16,002,800	15,847,765
09/30/17	0.625%		45,000,000	44,887,500
10/31/19	1.250%		60,000,000	60,318,720
10/31/17	0.750%		84,225,000	84,429,641
11/15/22	1.625%		24,405,000	23,897,834
11/15/42	2.750%		21,515,000	20,029,120
08/15/42	2.750%		5,185,000	4,832,581
12/31/17	0.750%		6,315,000	6,320,923
01/31/18	0.875%		24,136,000	24,279,320
01/31/15	0.250%		22,010,000	22,015,150
06/30/17	0.750%		29,095,000	29,247,283
08/15/22	1.625%		25,000,000	24,593,750
04/30/17	0.875%		135,000,000	136,571,535
05/15/22	1.750%		35,000,000	34,967,188

U.S. Treasury(k)
02/15/23	2.000%		10,965,700	11,077,068

U.S. Treasury(l) STRIPS
11/15/18	0.000%		9,770,000	9,258,873
02/15/40	0.000%		35,779,000	14,931,006
11/15/18	0.000%		58,112,000	55,039,037
11/15/19	0.000%		6,096,000	5,618,549

Total U.S. Treasury Obligations
(Cost: $639,167,718)				640,129,989

U.S. Government & Agency Obligations 2.0%
Federal Home Loan Banks
10/16/15	0.500%		15,125,000	15,125,469

Federal Home Loan Banks(c)
11/15/13	0.220%		10,530,000	10,534,612

Federal Home Loan Mortgage Corp.
12/05/14	0.350%		30,000,000	30,030,240

Federal National Mortgage Association
10/22/15	0.500%		7,660,000	7,665,699
02/12/18	8.950%		9,612,000	13,258,351

Federal National Mortgage Association(l)
07/17/13	0.000%		10,960,000	10,954,542

Total U.S. Government & Agency Obligations
(Cost: $87,613,783)				87,568,913

Foreign Government Obligations(a) 1.9%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Argentina 0.1%
Argentina Boden Bonds
10/03/15	7.000%		649,000	545,160

Argentina Bonar Bonds
04/17/17	7.000%		285,000	220,875

Argentina Republic Government International Bond Senior Unsecured
12/31/33	8.280%		752,124	419,309

Argentina Republic Government International Bond(c) Senior Unsecured
12/15/35	4.383%		4,200,000	224,700

Total				1,410,044

Brazil 0.2%
Banco do Brasil SA(c)
12/31/49	8.500%		250,000	300,625

Brazilian Government International Bond
01/15/18	8.000%		333,333	390,000
Senior Unsecured
01/17/17	6.000%		4,000,000	4,670,000
01/07/41	5.625%		528,000	633,600

Centrais Eletricas Brasileiras SA Senior Unsecured(b)
10/27/21	5.750%		422,000	452,384

Morgan Stanley Senior Unsecured(b)
05/03/17	10.090%	BRL	405,000	217,907

Petrobras International Finance Co.
03/15/19	7.875%		142,000	173,836
01/20/20	5.750%		270,000	299,717
01/27/21	5.375%		400,000	437,750
01/27/41	6.750%		1,820,000	2,099,867

Total				9,675,686

Chile —%
Codelco Senior Unsecured(b)
07/17/22	3.000%		600,000	589,693

Empresa Nacional del Petroleo Senior Unsecured(b)
12/06/21	4.750%		199,000	207,855

Total				797,548

Colombia 0.1%
Colombia Government International Bond Senior Unsecured
01/27/17	7.375%		200,000	244,800
09/18/37	7.375%		350,000	506,625
01/18/41	6.125%		229,000	292,788

Corporación Andina de Fomento
06/15/22	4.375%		581,000	629,672
Senior Unsecured
06/04/19	8.125%		1,400,000	1,821,142

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	33

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		275,000	347,187

Empresa de Energia de Bogota SA Senior Unsecured(b)
11/10/21	6.125%		211,000	234,963

Empresas Publicas de Medellin ESP Senior Unsecured(b)
02/01/21	8.375%	COP	324,000,000	207,896

Total				4,285,073

Costa Rica 0.1%
Instituto Costarricense de Electricidad Senior Unsecured(b)
11/10/21	6.950%		2,400,000	2,730,000

Dominican Republic —%
Dominican Republic International Bond(b) Senior Unsecured
05/06/21	7.500%		280,000	314,189
04/20/27	8.625%		142,000	176,080

Total				490,269

Hungary —%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		142,000	154,367

Indonesia 0.2%
Indonesia Government International Bond Senior Unsecured
03/04/19	11.625%		350,000	511,000
10/12/35	8.500%		200,000	297,500
02/17/37	6.625%		600,000	751,500

Indonesia Government International Bond(b) Senior Unsecured
05/05/21	4.875%		280,000	310,954
01/17/38	7.750%		277,000	388,839

Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000%	IDR	3,475,000,000	404,781

Majapahit Holding BV
01/20/20	7.750%		400,000	494,000

Majapahit Holding BV(b)
06/28/17	7.250%		128,000	149,750
08/07/19	8.000%		142,000	176,790

PT Pertamina Persero Senior Unsecured
05/03/22	4.875%		200,000	212,000
05/03/42	6.000%		200,000	209,500

PT Perusahaan Listrik Negara(b) Senior Unsecured
11/22/21	5.500%		412,000	453,428

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
10/24/42	5.250%		5,000,000	4,875,000

Total				9,235,042

Kazakhstan —%
KazMunaiGaz Finance Sub BV Senior Unsecured
04/09/21	6.375%		200,000	236,000

KazMunaiGaz Finance Sub BV(b)
07/02/18	9.125%		135,000	172,638
Senior Unsecured
01/23/15	11.750%		142,000	165,615

Total				574,253

Lithuania —%
Lithuania Government International Bond Senior Unsecured
02/01/22	6.625%		350,000	432,250

Lithuania Government International Bond(b) Senior Unsecured
03/09/21	6.125%		273,000	325,740

Total				757,990

Luxembourg —%
VTB Bank OJSC Via VTB Capital SA Senior Unsecured
02/22/18	6.315%		200,000	218,900

Mexico 0.3%
Comision Federal de Electricidad Senior Unsecured
02/14/42	5.750%		425,000	461,125

Mexican Bonos
06/10/21	6.500%	MXN	270,000	232,917
06/03/27	7.500%	MXN	530,000	497,354

Mexico Government International Bond Senior Unsecured
03/19/19	5.950%		850,000	1,031,900
01/15/20	5.125%		950,000	1,117,200
09/27/34	6.750%		850,000	1,143,250

Pemex Project Funding Master Trust
03/05/20	6.000%		5,965,000	6,993,962
01/21/21	5.500%		486,000	555,498

Petroleos Mexicanos
05/03/19	8.000%		300,000	382,500
06/02/41	6.500%		270,000	317,925

Total				12,733,631

Panama —%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%		700,000	938,000

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Peru 0.1%
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates(b)(l)
05/31/18	0.000%		165,681	150,173

Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		300,000	423,000
03/14/37	6.550%		625,000	850,000

Peruvian Government International Bond(b) Senior Unsecured
08/12/31	6.950%	PEN	287,000	138,857

Total				1,562,030

Philippines —%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
12/02/24	7.390%		142,000	191,419

Poland —%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%		337,000	385,208

Qatar 0.1%
Nakilat, Inc. Senior Secured(b)
12/31/33	6.067%		1,835,000	2,229,525

Republic of Namibia —%

Namibia International Bonds Senior Unsecured(b)
11/03/21	5.500%		233,000	255,135

Romania —%
Romanian Government International Bond Senior Unsecured(b)
02/07/22	6.750%		134,000	157,473

Russian Federation 0.2%
Gazprom OAO Via Gaz Capital SA Senior Unsecured
04/28/34	8.625%		350,000	486,063

Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured
11/22/16	6.212%		142,000	158,046
01/23/21	5.999%		550,000	620,125
08/16/37	7.288%		135,000	167,400

Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured(b)
12/27/17	5.298%		300,000	318,750

Russian Foreign Bond — Eurobond Senior Unsecured
04/29/20	5.000%		500,000	572,500

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Foreign Bond — Eurobond(b)(c) Senior Unsecured
03/31/30	7.500%	426,250	530,728

Russian Foreign Bond — Eurobond(c) Senior Unsecured
03/31/30	7.500%	1,162,500	1,447,440

VTB Bank OJSC/Capital SA Subordinated Notes(b)
10/17/22	6.950%	5,000,000	5,350,000

Vnesheconombank Via VEB Finance PLC Senior Unsecured
02/13/17	5.375%	200,000	216,760

Vnesheconombank Via VEB Finance PLC(b) Senior Unsecured
11/22/25	6.800%	211,000	252,409

Total			10,120,221

South Africa —%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	118,000	126,850

Sri Lanka —%
Sri Lanka Government International Bond Senior Unsecured
10/04/20	6.250%	180,000	191,700

Trinidad and Tobago —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured
05/08/22	6.000%	197,917	218,203

Petroleum Co. of Trinidad & Tobago Ltd.(b) Senior Unsecured
08/14/19	9.750%	277,000	368,353

Total			586,556

Turkey 0.1%
Export Credit Bank of Turkey Senior Unsecured(b)
11/04/16	5.375%	270,000	291,930

Turkey Government International Bond Senior Unsecured
09/26/16	7.000%	400,000	465,000
03/30/21	5.625%	1,170,000	1,356,264
02/05/25	7.375%	600,000	786,300
03/17/36	6.875%	802,000	1,022,550

Total			3,922,044

Ukraine 0.1%
Ukraine Government International Bond Senior Unsecured
06/04/14	7.950%	5,000,000	5,106,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	35

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

United Arab Emirates —%
Abu Dhabi National Energy Co.(b) Senior Unsecured
12/13/21	5.875%	463,000	550,166
01/12/23	3.625%	300,000	304,950

Total			855,116

Uruguay —%
Uruguay Government International Bond
11/18/22	8.000%	250,000	348,125
Senior Unsecured
03/21/36	7.625%	703,000	1,023,744

Total			1,371,869

Venezuela 0.3%
Petroleos de Venezuela SA
11/02/17	8.500%	9,780,000	9,682,200
02/17/22	12.750%	148,000	172,050
Senior Unsecured
10/28/15	5.000%	135,000	124,200
10/28/16	5.125%	401,000	354,885

Venezuela Government International Bond Senior Unsecured
10/13/19	7.750%	500,000	482,500
05/07/23	9.000%	688,000	685,592
01/13/34	9.375%	1,075,000	1,092,737

Total			12,594,164

Total Foreign Government Obligations
(Cost: $81,021,066)			83,656,363

Preferred Debt 1.0%
Banking 0.7%
Bank of America Corp.
12/31/63	8.200%	25,000	638,250

Citigroup Capital XIII(c)
10/30/40	7.875%	394,475	11,143,919

M&T Bank Corp.(c)
12/31/49	5.000%	4,540	4,720,465
12/31/49	5.000%	435	447,487

PNC Financial Services Group, Inc.(c)
12/31/49	6.125%	269,575	7,467,227

U.S. Bancorp(c)
12/31/49	6.500%	303,400	8,783,430

Total			33,200,778

Building Materials 0.2%
Stanley Black & Decker, Inc.
07/25/52	5.750%	270,300	7,027,800

Preferred Debt (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Property & Casualty 0.1%
Allstate Corp. (The)(c)
01/15/53	5.100%	103,900	2,680,620

Total Preferred Debt
(Cost: $41,021,183)			42,909,198

Municipal Bonds 1.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.2%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	655,000	797,410

State of California Unlimited General Obligation Bonds Build America Bonds Series 2010
03/01/40	7.625%	800,000	1,165,552
11/01/21	5.700%	3,000,000	3,637,500

Taxable Build America Bonds Series 2009
04/01/39	7.550%	1,000,000	1,451,440

Taxable-Various Purpose Series 2009
10/01/19	6.200%	1,025,000	1,261,488
Series 2010
03/01/19	6.200%	2,700,000	3,298,617

Total			11,612,007

Georgia 0.1%
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C
10/01/23	4.000%	2,395,000	2,834,075

Illinois 0.3%
City of Chicago Unlimited General Obligation Refunding Bonds Taxable Project Series 2012B
01/01/42	5.432%	2,070,000	2,103,534

State of Illinois Unlimited General Obligation Bonds Build America Bonds Series 2010
07/01/21	6.200%	1,000,000	1,148,630
Taxable Build America Bonds Series 2010
02/01/35	6.630%	4,265,000	4,815,441
Taxable Pension Series 2003
06/01/18	4.350%	4,000,000	4,251,040

Total			12,318,645

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)

Kentucky 0.2%
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	8,070,000	8,440,897

Massachusetts —%
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	240,000	293,302

Ohio 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	2,160,000	2,244,867
Series 2013-B
01/01/29	3.985%	2,295,000	2,356,437

Total			4,601,304

Texas 0.1%
City of Houston Refunding Limited General Obligation Bonds Taxable Pension Series 2009-A
03/01/32	6.290%	4,500,000	5,696,190

Total Municipal Bonds
(Cost: $44,394,205)			45,796,420

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan(c)(m)
02/28/19	8.250%	175,000	178,500

Chemicals —%
Dupont Performance Coatings, Inc. Tranche B Term Loan(c)(m)
01/03/20	4.750%	94,000	95,141

PQ Corp. 1st Lien Term Loan(c)(d)(m)
08/07/17	4.500%	291,000	291,131

Total			386,272

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Construction Machinery —%
CPM Acquisition Corp.(c)(m) 1st Lien Term Loan
08/29/17	6.250%	121,470	121,547
2nd Lien Term Loan
03/01/18	10.250%	72,000	72,000

Total			193,547

Consumer Cyclical Services —%
New Breed, Inc. Term Loan(c)(m)
10/01/19	6.000%	98,000	98,245

Consumer Products —%
Spectrum Brands, Inc. Term Loan(c)(m)
12/17/19	4.500%	33,000	33,399

Diversified Manufacturing —%
Apex Tool Group LLC Tranche B Term Loan(c)(d)(m)
01/31/20	4.500%	38,000	38,373

Health Care 0.1%
American Renal Holding 2nd Lien Term Loan(c)(d)(m)
12/31/21	8.500%	285,000	284,287

ConvaTec, Inc. Term Loan(c)(m)
12/22/16	5.000%	43,000	43,448

U.S. Renal Care, Inc.(c)(m) 1st Lien Term Loan
07/01/19	6.250%	191,610	194,245
2nd Lien Term Loan
01/01/20	10.250%	193,000	195,895

United Surgical Partners International, Inc.(c)(d)(m) Term Loan
04/19/17	4.750%	208,000	208,456

Tranche B Term Loan
04/02/19	5.059%	47,880	47,985

Total			974,316

Life Insurance —%
Alliant Holdings I, Inc. Term Loan(c)(d)(m)
12/20/19	5.000%	99,000	99,743

Media Cable —%

WideOpenWest Finance LLC Term Loan(c)(m)
07/17/18	6.250%	176,115	178,184

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	37

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Metals —%

FMG Resources August 2006 Proprietary Ltd. Term Loan(c)(m)
10/16/17	5.250%	306,923	310,600

Property & Casualty —%
Asurion Corp. Tranche B Term Loan(c)(m)
05/24/19	4.500%	271,000	271,792

Lonestar Intermediate Super Holdings LLC Term Loan(c)(m)
09/02/19	11.000%	401,000	428,737

Total			700,529

Retailers —%
Rite Aid Corp. 2nd Lien Term Loan(c)(d)(m)
08/21/20	5.750%	148,000	151,371

Technology —%
Ancestry.com, Inc. Term Loan(c)(m)
12/28/18	7.000%	141,000	140,295

Blue Coat Systems, Inc. Term Loan(c)(m)
02/08/18	5.750%	166,165	167,308

Freescale Semiconductor, Inc.(c)(d)(m) Tranche B4 Term Loan
02/13/20	5.000%	170,449	169,767
Tranche B1 Term Loan
12/01/16	4.452%	81,428	81,428

Total			558,798

Wirelines —%
Integra Telecom, Inc.(c)(d)(m) 2nd Lien Term Loan
02/28/21	9.750%	26,000	26,585
Tranche B Term Loan
02/06/19	6.000%	75,000	75,825

Total			102,410

Total Senior Loans
(Cost: $3,935,133)			4,004,287

Warrants —%
Issuer		Shares	Value ($)
Energy —%
Energy Equipment & Services —%

Green Field Energy Services, Inc.(n)		327	17,985

Total Warrants
(Cost: $19,947)			17,985

Commercial Paper 0.4%
Banking 0.4%
UBS Finance LLC
06/21/13	0.000%	15,650,000	15,641,645

Total Commercial Paper
(Cost: $15,638,801)			15,641,645

Treasury Bills 1.6%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
United States 1.6%
U.S. Treasury Bills(l)
04/04/13	0.000%	7,795,000	7,794,598
05/23/13	0.000%	135,000	134,967
06/06/13	0.000%	50,310,000	50,295,108
07/18/13	0.000%	11,490,000	11,485,014

Total			69,709,687

Total Treasury Bills
(Cost: $69,710,250)			69,709,687

Money Market Funds 6.0%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(o)(p)		267,581,915	267,581,915

Total Money Market Funds
(Cost: $267,581,915)			267,581,915

Total Investments
(Cost: $4,590,962,900)			4,693,719,962

Other Assets & Liabilities, Net			(230,544,192)

Net Assets			4,463,175,770

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at February 28, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(201)	(28,900,031)	June 2013	—	(67,084)

U.S. Treasury Note, 2-year	41	9,039,219	June 2013	—	(71)

U.S. Treasury Note, 5-year	(326)	(40,418,908)	June 2013	—	(85,484)

U.S. Treasury Note, 10-year	(357)	(46,962,236)	June 2013	—	(244,177)

U.S. Treasury Ultra Bond, 30-year	(280)	(44,240,000)	June 2013	—	(433,615)

Total				—	(830,431)

Credit Default Swap Contracts Outstanding at February 28, 2013

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.000	1,280,000	15,779	(76,261)	(2,524)	—	(63,006)

Morgan Stanley	Barclays Bank, PLC	September 20, 2017	1.000	6,915,000	110,311	(338,461)	(13,638)	—	(241,788)

Citibank	Goldman Sachs Group, Inc.	September 20, 2017	1.000	7,905,000	96,782	(489,927)	(15,590)	—	(408,735)

Morgan Stanley	Home Depot, Inc.	September 20, 2017	1.000	11,065,000	(325,318)	231,018	(21,823)	—	(116,123)

Goldman Sachs International	Limited Brands, Inc.	September 20, 2017	1.000	4,445,000	189,452	(215,378)	(8,766)	—	(34,692)

Citibank	Textron, Inc.	September 20, 2017	1.000	825,000	6,046	(16,179)	(1,627)	—	(11,760)

Goldman Sachs International	Textron, Inc.	September 20, 2017	1.000	5,370,000	39,350	(112,036)	(10,591)	—	(83,277)

Goldman Sachs International	Bank of America Corp.	December 20, 2017	1.000	12,630,000	133,011	(295,799)	(24,909)	—	(187,697)

Citibank	CDX North America Investment Grade 19	December 20, 2017	1.000	12,065,000	(74,944)	62,025	(23,795)	—	(36,714)

Goldman Sachs International	CDX North America High Yield 19	December 20, 2017	5.000	13,995,000	(384,206)	(54,432)	(138,006)	—	(576,644)

JPMorgan	CDX North America Investment Grade 19	December 20, 2017	1.000	26,300,000	(163,367)	122,238	(51,869)	—	(92,998)

JPMorgan	CDX North America High Yield 19	December 20, 2017	5.000	27,965,000	(767,726)	(726,605)	(275,766)	—	(1,770,097)

Goldman Sachs International	D.R. Horton, Inc.	December 20, 2017	1.000	1,115,000	34,110	(37,369)	(2,199)	—	(5,458)

JPMorgan	D.R. Horton, Inc.	December 20, 2017	1.000	11,635,000	355,934	(414,745)	(22,947)	—	(81,758)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	39

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at February 28, 2013 (continued)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	H.J. Heinz Company	December 20, 2017	1.000	6,670,000	284,609	144,020	(13,155)	415,474	—
JPMorgan	Home Depot, Inc.	December 20, 2017	1.000	640,000	(19,176)	16,284	(1,262)	—	(4,154)
Barclays	Limited Brands, Inc.	December 20, 2017	1.000	660,000	33,330	(33,335)	(1,302)	—	(1,307)
Citibank	Marriott International, Inc.	December 20, 2017	1.000	5,490,000	(56,147)	10,106	(10,828)	—	(56,869)
Morgan Stanley	Toll Brothers, Inc.	December 20, 2017	1.000	15,650,000	288,735	(227,318)	(30,865)	30,552	—
Morgan Stanley	Toll Brothers, Inc.	December 20, 2017	1.000	1,540,000	28,412	(25,502)	(3,037)	—	(127)
Barclays	H.J. Heinz Company	March 20, 2018	1.000	2,420,000	122,598	(133,502)	(4,773)	—	(15,677)
Citibank	H.J. Heinz Company	March 20, 2018	1.000	550,000	27,863	(29,132)	(1,085)	—	(2,354)
Goldman Sachs International	Home Depot, Inc.	March 20, 2018	1.000	6,055,000	(183,867)	180,004	(11,942)	—	(15,805)
Barclays	Telecom Italia SPA	March 20, 2018	1.000	1,080,000	129,844	(129,453)	(2,130)	—	(1,739)

Total								446,026	(3,808,779)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $460,700,763 or 10.32% of net assets.

(c)	Variable rate security.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2013, the value of these securities amounted to $127,751, which represents less than 0.01% of net assets.

(f)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(h)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	At February 28, 2013, investments in securities included securities valued at $3,061,324 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $14,033,094, which represents 0.31% of net assets.

(k)	At February 28, 2013, investments in securities included securities valued at $959,648 that were partially pledged as collateral on open credit default swap contracts.

(l)	Zero coupon bond.

(m)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	Non-income producing.

(o)	The rate shown is the seven-day current annualized yield at February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	502,632,840	1,165,589,684	(1,400,640,609)	267,581,915	261,070	267,581,915

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	41

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Airlines	—	18,702,307	16,550,493	35,252,800

All Other Industries	—	1,483,247,879	—	1,483,247,879

Residential Mortgage-Backed Securities — Agency	—	939,441,329	—	939,441,329

Residential Mortgage-Backed Securities — Non-Agency	—	203,736,055	24,728,464	228,464,519

Commercial Mortgage-Backed Securities — Agency	—	72,037,780	—	72,037,780

Commercial Mortgage-Backed Securities — Non-Agency	—	224,615,728	19,678,606	244,294,334

Asset-Backed Securities — Agency	—	5,728,954	—	5,728,954

Asset-Backed Securities — Non-Agency	—	160,505,328	20,858,526	181,363,854

Inflation-Indexed Bonds	—	246,872,111	—	246,872,111

U.S. Treasury Obligations	555,282,524	84,847,465	—	640,129,989

U.S. Government & Agency Obligations	—	87,568,913	—	87,568,913

Foreign Government Obligations	—	83,656,363	—	83,656,363

Preferred Debt	42,909,198	—	—	42,909,198

Municipal Bonds	—	45,796,420	—	45,796,420

Total Bonds	598,191,722	3,656,756,632	81,816,089	4,336,764,443

Equity Securities

Warrants

Energy	—	17,985	—	17,985

Total Equity Securities	—	17,985	—	17,985

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities

Commercial Paper	—	15,641,645	—	15,641,645

Treasury Bills	69,709,687	—	—	69,709,687

Total Short-Term Securities	69,709,687	15,641,645	—	85,351,332

Other

Senior Loans

Health Care	—	780,071	194,245	974,316

All Other Industries	—	3,029,971		3,029,971

Money Market Funds	267,581,915	—	—	267,581,915

Total Other	267,581,915	3,810,042	194,245	271,586,202

Investments in Securities	935,483,324	3,676,226,304	82,010,334	4,693,719,962

Derivatives

Assets

Swap Contracts	—	446,026	—	446,026

Liabilities

Futures Contracts	(830,431)	—	—	(830,431)

Swap Contracts	—	(3,808,779)	—	(3,808,779)

Total	934,652,893	3,672,863,551	82,010,334	4,689,526,778

See the Portfolio of Investments for all investment classifications not indicated in the table.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, February 28, 2013.

Financial assets were transferred from Level 3 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, February 28, 2013.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	43

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Asset- Backed Securities — Non-Agency ($)	U.S. Government & Agency Obligations ($)	Foreign Government Obligations ($)	Preferred Debt ($)	Senior Loans ($)	Total ($)
Balance as of August 31, 2012	9,435,166	8,072,357	—	10,114,491	12,979,169	164,475	4,174,538	—	44,940,196

Accrued discounts/premiums	19,369	(2,007)	(146)	53,545	—	—	—	—	70,761

Realized gain (loss)	(38,397)	37,488	44	61,511	—	—	—	2,358	63,004

Change in unrealized appreciation (depreciation)(a)	441,595	87,756	37,881	539,119	—	—	—	(746)	1,105,605

Sales	(516,809)	(1,962,593)	(199,300)	(705,140)	—	—	—	(87,452)	(3,471,294)

Purchases	2,097,419	21,439,572	19,840,127	10,795,000	—	—	—	—	54,172,118

Transfers into Level 3	5,112,150	—	—	—	—	—	—	280,085	5,392,235

Transfers out of Level 3	—	(2,944,109)	—	—	(12,979,169)	(164,475)	(4,174,538)	—	(20,262,291)

Balance as of February 28, 2013	16,550,493	24,728,464	19,678,606	20,858,526	—	—	—	194,245	82,010,334

(a)	Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2013 was $1,105,605, which is comprised of Corporate Bonds & Notes of $441,595, Residential Mortgage-Backed Securities — Non-Agency of $87,756, Commercial Mortgage-Backed Securities — Non-Agency of $37,881, Asset-Backed Securities — Non-Agency of $539,119 and Senior Loans of $(746).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds, Residential and Commercial Mortgage Backed Securities, Asset-Backed Securities, and Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $4,323,380,985)	$4,426,138,047

Affiliated issuers (identified cost $267,581,915)	267,581,915

Total investments (identified cost $4,590,962,900)	4,693,719,962

Cash	37,209

Foreign currency (identified cost $43,505)	45,389

Unrealized appreciation on swap contracts	446,026

Premiums paid on outstanding swap contracts	3,355,433

Receivable for:

Investments sold	30,585,866

Capital shares sold	23,476,909

Investments sold on a delayed delivery basis	121,818,495

Dividends	31,676

Interest	26,803,446

Reclaims	84,111

Prepaid expenses	26,963

Trustees’ deferred compensation plan	7,678

Other assets	4,933

Total assets	4,900,444,096

Liabilities

Unrealized depreciation on swap contracts	3,808,779

Premiums received on outstanding swap contracts	765,694

Payable for:

Investments purchased	36,109,728

Investments purchased on a delayed delivery basis	379,782,015

Capital shares purchased	11,704,638

Dividend distributions to shareholders	4,667,818

Variation margin on futures contracts	137,172

Investment management fees	50,130

Distribution and/or service fees	30,475

Transfer agent fees	148,037

Administration fees	7,122

Compensation of board members	2,172

Chief compliance officer expenses	177

Other expenses	46,691

Trustees’ deferred compensation plan	7,678

Total liabilities	437,268,326

Net assets applicable to outstanding capital stock	$4,463,175,770

Represented by

Paid-in capital	$4,349,732,770

Undistributed net investment income	2,803,825

Accumulated net realized gain	12,072,984

Unrealized appreciation (depreciation) on:

Investments	102,757,062

Foreign currency translations	2,313

Futures contracts	(830,431)

Swap contracts	(3,362,753)

Total — representing net assets applicable to outstanding capital stock	$4,463,175,770

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	45

Active Portfolios® Multi-Manager Core Plus Bond Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A

Net assets	$4,463,175,770

Shares outstanding	434,919,482

Net asset value per share	$10.26

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Statement of Operations

Six months ended February 28, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,160,693

Dividends — affiliated issuers	261,070

Interest	60,771,379

Foreign taxes withheld	(9,277)

Total income	62,183,865

Expenses:

Investment management fees	9,892,563

Distribution and/or service fees

Class A	6,028,172

Transfer agent fees

Class A	1,057,678

Administration fees	1,391,251

Compensation of board members	64,935

Custodian fees	53,074

Printing and postage fees	110,909

Registration fees	85,276

Professional fees	70,427

Chief compliance officer expenses	1,696

Other	73,147

Total expenses	18,829,128

Net investment income	43,354,737

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	34,838,026

Foreign currency translations	1,493

Futures contracts	2,858,706

Swap contracts	(5,075,906)

Net realized gain	32,622,319

Net change in unrealized appreciation (depreciation) on:

Investments	10,889,302

Foreign currency translations	1,522

Futures contracts	678,403

Swap contracts	(864,242)

Net change in unrealized appreciation (depreciation)	10,704,985

Net realized and unrealized gain	43,327,304

Net increase in net assets resulting from operations	$86,682,041

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	47

Active Portfolios® Multi-Manager Core Plus Bond Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012(a)
Operations

Net investment income	$43,354,737	$31,856,785

Net realized gain	32,622,319	14,207,398

Net change in unrealized appreciation (depreciation)	10,704,985	87,861,206

Net increase in net assets resulting from operations	86,682,041	133,925,389

Distributions to shareholders

Net investment income

Class A	(41,109,783)	(31,016,690)

Net realized gains

Class A	(35,037,957)	—

Total distributions to shareholders	(76,147,740)	(31,016,690)

Increase (decrease) in net assets from capital stock activity	(288,401,798)	4,638,114,568

Total increase (decrease) in net assets	(277,867,497)	4,741,023,267

Net assets at beginning of period	4,741,043,267	20,000

Net assets at end of period	$4,463,175,770	$4,741,043,267

Undistributed net investment income	$2,803,825	$ 558,871

(a)	For the period from April 20, 2012 (commencement of operations) to August 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	92,288,015	948,977,724	507,315,340	5,082,255,141

Distributions reinvested	7,405,599	76,147,370	3,064,103	31,016,519

Redemptions	(127,931,509)	(1,313,526,892)	(47,224,066)	(475,157,092)

Net increase (decrease)	(28,237,895)	(288,401,798)	463,155,377	4,638,114,568

Total net increase (decrease)	(28,237,895)	(288,401,798)	463,155,377	4,638,114,568

(a)	For the period from April 20, 2012 (commencement of operations) to August 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	49

Active Portfolios® Multi-Manager Core Plus Bond Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class A	Six Months Ended February 28, 2013 (Unaudited)		Year ended August 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.24		$10.00

Income from investment operations:

Net investment income	0.09		0.08

Net realized and unrealized gain	0.09		0.24

Total from investment operations	0.18		0.32

Less distributions to shareholders:

Net investment income	(0.09)		(0.08)

Net realized gains	(0.07)		—

Total distributions to shareholders	(0.16)		(0.08)

Net asset value, end of period	$10.26		$10.24

Total return	1.77%		3.17%

Ratios to average net assets(b)

Total gross expenses	0.78	%(c)	0.81	%(c)

Total net expenses(d)	0.78	%(c)	0.81	%(c)

Net investment income	1.79	%(c)	2.09	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,463,176		$4,741,043

Portfolio turnover(e)	104%		78%

Notes to Financial Highlights

(a)	For the period from April 20, 2012 (commencement of operations) to August 31, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 97% for the six months ended February 28, 2013 and 76% for the year ended August 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Active Portfolios Multi-Manager Core Plus Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Semiannual Report 2013	51

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to

52	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to produce incremental earnings and protect gains/decrease the Fund’s exposure to equity risk and to increase return on investments, protect gains, and facilitate buying and selling of securities for investments. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, to increase or decrease its credit exposure to a single issuer of debt securities, and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted

Semiannual Report 2013	53

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

At February 28, 2013, cash collateral of $10,000 was pledged for outstanding credit default swap contracts.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at February 28, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized appreciation on swap contracts	446,026
Credit contracts	Premiums paid on outstanding credit default swap contracts	3,355,433
Total		3,801,459

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized depreciation on swap contracts	3,808,779
Credit contracts	Premiums received on outstanding credit default swap contracts	765,694
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	830,431	*
Total		5,404,904

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended February 28, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	(5,075,906)	(5,075,906)
Interest rate contracts	2,858,706	(302)	—	2,858,404
Total	2,858,706	(302)	(5,075,906)	(2,217,502)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category		Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts		—	(864,242)	(864,242)
Interest rate contracts		678,403	—	678,403
Total		678,403	(864,242)	(185,839)

54	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended February 28, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	5,301
Options contracts	285

Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	123,550,750
Credit default swap contracts — sell protection	26,300,000

Investments in Loans

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Principal Only Securities

The Fund may invest in Principal Only Securities (POs). POs are stripped mortgage backed securities entitled to receive most, if not all, of the principal from the underlying mortgage assets, but not the interest. The Fund assumes the risk, as the holder of a PO security, that it may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Semiannual Report 2013	55

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

56	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.30% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.41% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Federated Investment Management Company and TCW Investment Management Company, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.06% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 28, 2013, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets for Class A shares was 0.04%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Semiannual Report 2013	57

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.84% of Class A shares’ average daily net assets.

Under the agreement governing the fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $4,590,963,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$114,385,000
Unrealized depreciation	(11,628,000)
Net unrealized appreciation	$102,757,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $4,831,457,400 and $5,029,367,527, respectively, for the six months ended February 28, 2013, of which $3,829,403,747 and $4,067,232,158, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2013, one unaffiliated shareholder account owned 100.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

58	Semiannual Report 2013

Active Portfolios Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	59

Active Portfolios® Multi-Manager Core Plus Bond Fund

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60	Semiannual Report 2013

Active Portfolios® Multi-Manager Core Plus Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	61

Active Portfolios® Multi-Manager Core Plus Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR101_08_C01_(04/13)

Semiannual Report February 28, 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Active Portfolios® Multi-Manager Small Cap Equity Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Active Portfolios® Multi-Manager Small Cap Equity Fund (the Fund) Class A shares returned 11.93% for the six-month period that ended February 28, 2013.

>	The Fund underperformed its benchmark, the Russell 2000 Index, which returned 13.02% during the same six-month period.

Average Annual Total Returns (%) (for period ended February 28, 2013)
	Inception	6 Months cumulative	Life
Class A	04/20/12	11.93	12.71
Russell 2000 Index		13.02	14.74

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Tyler Technologies, Inc.	1.0
Proto Labs, Inc.	1.0
CoStar Group, Inc.	1.0
ACI Worldwide, Inc.	0.9
EMCOR Group, Inc.	0.9
Raven Industries, Inc.	0.8
Bottomline Technologies de, Inc.	0.8
PROS Holdings, Inc.	0.8
Sun Hydraulics Corp.	0.8
Advisory Board Co. (The)	0.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2013)
Common Stocks	96.9
Consumer Discretionary	9.9
Consumer Staples	1.5
Energy	5.5
Financials	18.9
Health Care	12.4
Industrials	19.0
Information Technology	21.5
Materials	5.6
Utilities	2.6
Exchange-Traded Funds	0.2
Money Market Funds	2.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Columbia Management Investment Advisers, LLC

Christian Stadlinger, Ph.D., CFA

Jarl Ginsberg, CFA

Conestoga Capital Advisors, LLC

William Martindale, Jr.

Robert Mitchell

Dalton, Greiner, Hartman, Maher & Co., LLC

Bruce Geller, CFA

Jeffery Baker, CFA

Peter Gulli, CFA

Edward Turville, CFA (with REMS)

EAM Investors, LLC

Montie Weisenberger

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Active Portfolios® Multi-Manager Small Cap Equity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,119.30	1,018.15	7.04	6.71	1.34

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset-based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

4	Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.0%
Issuer	Shares	Value ($)

Consumer Discretionary 9.9%
Auto Components 0.7%

Dorman Products, Inc.	21,512	752,059

Tenneco, Inc.(a)	35,000	1,240,050

Tower International, Inc.(a)	93,295	1,123,272

Total		3,115,381

Automobiles 0.7%

Thor Industries, Inc.	91,617	3,443,883

Diversified Consumer Services 1.1%

Grand Canyon Education, Inc.(a)	109,551	2,623,747

Steiner Leisure Ltd.(a)	23,888	1,126,319

Stewart Enterprises, Inc., Class A	165,000	1,397,550

Total		5,147,616

Hotels, Restaurants & Leisure 1.7%

AFC Enterprises, Inc.(a)	18,372	551,160

Bloomin’ Brands, Inc.(a)	41,450	713,355

Domino’s Pizza, Inc.	15,973	760,634

Interval Leisure Group, Inc.	40,308	841,228

Jack in the Box, Inc.(a)	22,565	714,408

Krispy Kreme Doughnuts, Inc.(a)	50,800	670,560

Marriott Vacations Worldwide Corp.(a)	13,994	577,392

Papa John’s International, Inc.(a)	20,643	1,073,642

Sonic Corp.(a)	180,606	2,039,042

Total		7,941,421

Household Durables 1.1%

Helen of Troy Ltd.(a)	42,000	1,557,360

Jarden Corp.(a)	9,824	610,169

KB Home	81,415	1,521,646

NACCO Industries, Inc., Class A	5,672	329,486

Ryland Group, Inc. (The)	20,248	723,259

Standard Pacific Corp.(a)	75,000	610,500

Total		5,352,420

Internet & Catalog Retail 0.3%

HomeAway, Inc.(a)	25,415	749,742

Shutterfly, Inc.(a)	18,560	803,277

Total		1,553,019

Leisure Equipment & Products 0.2%

Brunswick Corp.	22,962	836,735

Media 0.7%

Cinemark Holdings, Inc.	24,342	676,708

Lamar Advertising Co., Class A(a)	18,497	855,301

Morningstar, Inc.	27,825	1,908,239

Total		3,440,248

Common Stocks (continued)
Issuer	Shares	Value ($)

Specialty Retail 2.6%

Cato Corp. (The), Class A	39,340	1,009,464

Chico’s FAS, Inc.	110,768	1,880,841

Hibbett Sports, Inc.(a)	33,250	1,756,930

Lithia Motors, Inc., Class A	20,685	850,154

OfficeMax, Inc.	94,000	1,125,180

Pier 1 Imports, Inc.	85,115	1,912,534

Rue21, Inc.(a)	31,312	845,424

Sonic Automotive, Inc., Class A	67,000	1,496,780

Stage Stores, Inc.	30,235	746,502

Vitamin Shoppe, Inc.(a)	12,508	657,295

Zale Corp.(a)	66,285	260,500

Total		12,541,604

Textiles, Apparel & Luxury Goods 0.8%

Carter’s, Inc.(a)	12,948	730,397

G-III Apparel Group Ltd.(a)	20,502	748,323

Hanesbrands, Inc.(a)	18,250	723,430

Movado Group, Inc.	18,690	673,588

Quiksilver, Inc.(a)	129,953	812,206

Total		3,687,944

Total Consumer Discretionary		47,060,271

Consumer Staples 1.5%
Food & Staples Retailing 0.7%

Harris Teeter Supermarkets, Inc.	34,000	1,462,000

Weis Markets, Inc.	45,846	1,854,929

Total		3,316,929

Food Products 0.1%

Dole Food Co., Inc.(a)	61,000	683,200

Household Products 0.2%

Spectrum Brands Holdings, Inc.	14,315	774,298

Personal Products 0.5%

Medifast, Inc.(a)	45,000	1,043,100

Nu Skin Enterprises, Inc., Class A	32,000	1,318,400

Total		2,361,500

Total Consumer Staples		7,135,927

Energy 5.6%
Energy Equipment & Services 2.5%

CARBO Ceramics, Inc.	18,325	1,663,910

Core Laboratories NV	15,000	2,057,250

Geospace Technologies Corp.(a)	27,699	2,695,667

Helix Energy Solutions Group, Inc.(a)	57,500	1,346,075

Hercules Offshore, Inc.(a)	220,000	1,491,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Hornbeck Offshore Services, Inc.(a)	35,000	1,487,500

Tesco Corp.(a)	66,900	850,299

Total		11,592,301

Oil, Gas & Consumable Fuels 3.1%

Bonanza Creek Energy, Inc.(a)	29,666	1,003,601

Cheniere Energy, Inc.(a)	44,008	937,370

Comstock Resources, Inc.(a)	75,979	1,072,823

Contango Oil & Gas Co.	44,475	1,723,851

Delek U.S. Holdings, Inc.	28,500	1,064,760

Gulfport Energy Corp.(a)	51,714	2,117,688

Midstates Petroleum Co., Inc.(a)	135,000	1,007,100

Oasis Petroleum, Inc.(a)	27,845	1,021,912

PDC Energy, Inc.(a)	59,258	2,763,793

Rex Energy Corp.(a)	103,422	1,394,129

Targa Resources Corp.	12,310	750,910

Total		14,857,937

Total Energy		26,450,238

Financials 18.9%
Capital Markets 1.6%

Apollo Investment Corp.	78,411	681,392

GAMCO Investors, Inc., Class A	32,959	1,763,306

Medley Capital Corp.	79,224	1,186,775

Piper Jaffray Companies(a)	19,368	747,024

Walter Investment Management(a)	21,500	987,280

Westwood Holdings Group, Inc.	55,275	2,285,621

Total		7,651,398

Commercial Banks 5.5%

Associated Banc-Corp.	120,441	1,733,146

Community Bank System, Inc.	57,000	1,645,590

Community Trust Bancorp, Inc.	11,220	382,939

FNB Corp.	64,000	727,040

Independent Bank Corp.	50,000	1,584,500

National Penn Bancshares, Inc.	150,527	1,475,165

Old National Bancorp	134,063	1,809,850

PrivateBancorp, Inc.	62,500	1,119,375

Prosperity Bancshares, Inc.	34,500	1,591,830

Renasant Corp.	66,000	1,452,660

Sandy Spring Bancorp, Inc.	114,457	2,215,888

Sterling Bancorp	155,000	1,576,350

Susquehanna Bancshares, Inc.	130,000	1,511,900

Texas Capital Bancshares, Inc.(a)	22,500	950,850

Umpqua Holdings Corp.	119,290	1,497,089

Webster Financial Corp.	51,173	1,126,829

Common Stocks (continued)
Issuer	Shares	Value ($)

WesBanco, Inc.	53,750	1,257,213

Western Alliance Bancorp(a)	96,600	1,284,780

Wintrust Financial Corp.	28,000	1,022,000

Total		25,964,994

Consumer Finance 0.3%

Encore Capital Group, Inc.(a)	21,965	649,066

Portfolio Recovery Associates, Inc.(a)	6,452	754,400

Total		1,403,466

Insurance 3.7%

Alterra Capital Holdings Ltd.	61,200	1,875,168

American Equity Investment Life Holding Co.	105,000	1,457,400

AMERISAFE, Inc.(a)	53,554	1,746,932

Amtrust Financial Services, Inc.	50,280	1,671,810

Argo Group International Holdings Ltd.	29,235	1,110,345

CNO Financial Group, Inc.	144,000	1,575,360

First American Financial Corp.	36,677	890,885

Hanover Insurance Group, Inc. (The)	40,393	1,723,973

Maiden Holdings Ltd.	134,404	1,354,792

National Financial Partners Corp.(a)	75,000	1,474,500

Platinum Underwriters Holdings Ltd.	29,000	1,533,520

Symetra Financial Corp.	111,000	1,461,870

Total		17,876,555

Real Estate Investment Trusts (REITs) 5.8%

American Assets Trust, Inc.	58,000	1,753,340

BioMed Realty Trust, Inc.	71,192	1,503,575

Brandywine Realty Trust	100,000	1,375,000

Colonial Properties Trust	68,287	1,472,268

Colony Financial, Inc.	79,581	1,762,719

Cousins Properties, Inc.	174,257	1,693,778

CubeSmart	114,000	1,680,360

First Industrial Realty Trust, Inc.(a)	113,000	1,793,310

Geo Group, Inc. (The)	66,681	2,303,162

Glimcher Realty Trust	114,997	1,294,866

Hersha Hospitality Trust	310,102	1,739,672

Highwoods Properties, Inc.	27,500	1,003,750

Kilroy Realty Corp.	32,731	1,726,888

LaSalle Hotel Properties	40,000	1,015,600

MFA Financial, Inc.	104,000	923,520

Omega Healthcare Investors, Inc.	34,964	978,642

PennyMac Mortgage Investment Trust	43,500	1,105,770

Ryman Hospitality Properties	20,379	911,960

Sun Communities, Inc.	34,306	1,596,258

Total		27,634,438

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Real Estate Management & Development 0.2%

Jones Lang LaSalle, Inc.	8,751	845,697

Thrifts & Mortgage Finance 1.8%

EverBank Financial Corp.	99,000	1,494,900

Flushing Financial Corp.	54,500	861,100

Ocwen Financial Corp.(a)	51,926	2,046,923

Oritani Financial Corp.	78,000	1,147,380

Provident Financial Services, Inc.	101,697	1,524,438

Radian Group, Inc.	162,000	1,427,220

Total		8,501,961

Total Financials		89,878,509

Health Care 12.4%
Biotechnology 1.7%

Aegerion Pharmaceuticals, Inc.(a)	26,900	810,228

Alkermes PLC(a)	33,250	721,858

Alnylam Pharmaceuticals, Inc.(a)	31,176	738,559

Ariad Pharmaceuticals, Inc.(a)	39,041	821,032

Infinity Pharmaceuticals, Inc.(a)	21,607	892,153

Keryx Biopharmaceuticals, Inc.(a)	104,746	673,517

Medivation, Inc.(a)	13,597	668,157

Neurocrine Biosciences, Inc.(a)	73,227	774,742

Orexigen Therapeutics, Inc.(a)	129,340	770,866

Pharmacyclics, Inc.(a)	8,883	779,750

Synergy Pharmaceuticals, Inc.(a)	113,858	622,803

Total		8,273,665

Health Care Equipment & Supplies 4.1%

Abaxis, Inc.	73,525	3,118,930

Align Technology, Inc.(a)	77,425	2,434,242

Analogic Corp.	10,291	763,489

CONMED Corp.	49,000	1,524,390

Cynosure Inc., Class A(a)	23,643	669,806

Endologix, Inc.(a)	49,818	750,259

Haemonetics Corp.(a)	16,758	691,268

HeartWare International, Inc.(a)	8,428	719,920

ICU Medical, Inc.(a)	37,836	2,147,571

Meridian Bioscience, Inc.	104,875	2,223,350

Neogen Corp.(a)	59,025	2,763,551

Sirona Dental Systems, Inc.(a)	10,092	716,734

Symmetry Medical, Inc.(a)	105,000	1,095,150

Total		19,618,660

Health Care Providers & Services 3.5%

Air Methods Corp.	19,924	892,396

AMN Healthcare Services, Inc.(a)	53,612	755,929

Common Stocks (continued)
Issuer	Shares	Value ($)

Brookdale Senior Living, Inc.(a)	39,294	1,087,658

Community Health Systems, Inc.	20,768	877,656

Hanger, Inc.(a)	44,714	1,326,217

HealthSouth Corp.(a)	30,461	734,719

Kindred Healthcare, Inc.(a)	111,000	1,250,970

LHC Group, Inc.(a)	49,000	995,680

Mednax, Inc.(a)	8,376	717,153

National Research Corp.	39,200	2,229,696

Team Health Holdings, Inc.(a)	23,236	778,174

Vanguard Health Systems, Inc.(a)	146,988	2,185,712

VCA Antech, Inc.(a)	55,000	1,207,800

WellCare Health Plans, Inc.(a)	24,000	1,372,560

Total		16,412,320

Health Care Technology 1.4%

HealthStream, Inc.(a)	86,700	1,854,513

MedAssets, Inc.(a)	97,559	1,801,914

Medidata Solutions, Inc.(a)	46,973	2,448,233

Omnicell, Inc.(a)	41,690	751,254

Total		6,855,914

Life Sciences Tools & Services 1.3%

Covance, Inc.(a)	11,432	761,257

Icon PLC	54,463	1,697,067

PAREXEL International Corp.(a)	51,487	1,786,084

PerkinElmer, Inc.	20,943	715,622

Techne Corp.	15,625	1,062,344

Total		6,022,374

Pharmaceuticals 0.4%

Pacira Pharmaceuticals, Inc.(a)	38,330	837,894

Santarus, Inc.(a)	76,013	1,008,692

Total		1,846,586

Total Health Care		59,029,519

Industrials 19.0%
Aerospace & Defense 0.9%

AAR Corp.	39,159	688,024

Aerovironment, Inc.(a)	53,850	1,191,162

DigitalGlobe, Inc.(a)	25,971	677,324

Hexcel Corp.(a)	34,028	927,263

Triumph Group, Inc.	13,142	964,754

Total		4,448,527

Airlines 0.4%

Alaska Air Group, Inc.(a)	24,000	1,237,200

U.S. Airways Group, Inc.(a)	57,010	765,644

Total		2,002,844

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Building Products 1.6%

AAON, Inc.	59,575	1,433,374

AO Smith Corp.	13,420	959,933

Apogee Enterprises, Inc.	29,667	765,112

Simpson Manufacturing Co., Inc.	102,300	2,976,930

USG Corp.(a)	50,000	1,411,000

Total		7,546,349

Commercial Services & Supplies 4.0%

Cenveo, Inc.(a)	189,218	397,358

Deluxe Corp.	42,000	1,666,560

Healthcare Services Group, Inc.	30,524	735,628

Herman Miller, Inc.	75,837	1,820,088

InnerWorkings, Inc.(a)	140,025	2,068,169

Mine Safety Appliances Co.	15,790	739,762

Mobile Mini, Inc.(a)	30,384	817,937

Ritchie Bros Auctioneers, Inc.	62,400	1,421,472

Rollins, Inc.	88,700	2,174,037

Steelcase, Inc., Class A	62,000	877,300

Team, Inc.(a)	17,220	755,269

Tetra Tech, Inc.(a)	66,975	1,932,899

TMS International Corp., Class A(a)	85,000	1,171,300

Unifirst Corp.	9,239	771,826

United Stationers, Inc.	44,000	1,592,800

Total		18,942,405

Construction & Engineering 1.4%

EMCOR Group, Inc.	102,740	3,962,682

MasTec, Inc.(a)	73,879	2,223,019

Primoris Services Corp.	39,243	735,806

Total		6,921,507

Electrical Equipment 0.7%

Acuity Brands, Inc.	9,834	669,990

AZZ, Inc.	21,927	979,260

Belden, Inc.	15,429	777,004

Brady Corp., Class A	33,449	1,138,939

Total		3,565,193

Industrial Conglomerates 0.8%

Raven Industries, Inc.	130,700	3,689,661

Machinery 3.6%

Hyster-Yale Materials Handling, Inc.	17,984	921,320

LB Foster Co., Class A	21,170	934,867

Middleby Corp.(a)	5,849	873,314

Mueller Industries, Inc.	25,907	1,377,734

Proto Labs, Inc.(a)	103,180	4,796,838

Sun Hydraulics Corp.	125,250	3,493,223

Common Stocks (continued)
Issuer	Shares	Value ($)

TriMas Corp.(a)	24,133	692,376

Trinity Industries, Inc.	39,000	1,686,360

Valmont Industries, Inc.	4,731	745,369

Wabash National Corp.(a)	150,000	1,431,000

Total		16,952,401

Professional Services 1.7%

Acacia Research Corp.(a)	71,800	2,007,528

Advisory Board Co. (The)(a)	67,798	3,444,816

Navigant Consulting, Inc.(a)	127,000	1,616,710

On Assignment, Inc.(a)	39,810	870,247

Total		7,939,301

Road & Rail 2.0%

AMERCO	5,755	867,336

Avis Budget Group, Inc.(a)	33,747	788,668

Heartland Express, Inc.	131,562	1,785,296

Old Dominion Freight Line, Inc.(a)	59,333	2,133,021

Roadrunner Transportation Systems, Inc.(a)	32,503	740,418

Saia, Inc.(a)	26,038	836,601

Swift Transportation Co.(a)	100,000	1,353,000

Werner Enterprises, Inc.	36,600	842,532

Total		9,346,872

Trading Companies & Distributors 1.9%

Air Lease Corp.(a)	28,102	763,531

Beacon Roofing Supply, Inc.(a)	63,406	2,339,682

Houston Wire & Cable Co.	55,541	646,497

MRC Global, Inc.(a)	24,479	751,995

Textainer Group Holdings Ltd.	27,000	1,091,880

Titan Machinery, Inc.(a)	37,000	1,045,250

United Rentals, Inc.(a)	45,619	2,436,511

Total		9,075,346

Total Industrials		90,430,406

Information Technology 21.5%
Communications Equipment 1.1%

CalAmp Corp.(a)	67,835	742,793

Calix, Inc.(a)	54,600	467,922

Ciena Corp.(a)	63,000	960,120

Ixia(a)	42,347	858,797

JDS Uniphase Corp.(a)	50,445	714,301

Ruckus Wireless, Inc.(a)	34,735	741,940

Sonus Networks, Inc.(a)	282,764	692,772

Total		5,178,645

Computers & Peripherals 0.9%

3D Systems Corp.(a)	17,126	632,995

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

QLogic Corp.(a)	65,120	741,066

Stratasys Ltd.(a)	32,875	2,075,727

Synaptics, Inc.(a)	19,727	685,711

Total		4,135,499

Electronic Equipment, Instruments & Components 2.1%

Anixter International, Inc.	46,190	3,183,415

Electro Scientific Industries, Inc.	115,581	1,272,547

FARO Technologies, Inc.(a)	60,000	2,541,000

FEI Co.	13,408	849,263

Rofin-Sinar Technologies, Inc.(a)	26,600	706,762

Rogers Corp.(a)	15,500	739,505

Uni-Pixel, Inc.(a)	29,554	697,474

Total		9,989,966

Internet Software & Services 3.5%

Angie’s List, Inc.(a)	44,359	756,765

AOL, Inc.	20,348	750,841

Cornerstone OnDemand, Inc.(a)	28,934	979,705

CoStar Group, Inc.(a)	45,550	4,588,707

NIC, Inc.	172,350	3,054,042

Perficient, Inc.(a)	33,000	382,140

Saba Software, Inc.(a)	99,000	865,260

SciQuest, Inc.(a)	112,775	2,159,641

Stamps.com, Inc.(a)	105,675	2,577,413

Web.com Group, Inc.(a)	38,785	662,448

Total		16,776,962

IT Services 2.4%

Acxiom Corp.(a)	87,797	1,598,783

Booz Allen Hamilton Holdings Corp.	13,754	176,051

FleetCor Technologies, Inc.(a)	11,711	817,545

Global Cash Access Holdings, Inc.(a)	300,209	2,131,484

Lender Processing Services, Inc.	53,000	1,301,680

MAXIMUS, Inc.	11,511	837,771

NeuStar, Inc., Class A(a)	49,588	2,174,434

Sykes Enterprises, Inc.(a)	97,874	1,454,408

Unisys Corp.(a)	33,600	772,128

Total		11,264,284

Semiconductors & Semiconductor Equipment 2.9%

Cirrus Logic, Inc.(a)	31,000	745,240

Fairchild Semiconductor International, Inc.(a)	83,000	1,183,580

Hittite Microwave Corp.(a)	43,000	2,787,260

Integrated Silicon Solution(a)	65,000	552,500

IXYS Corp.	107,000	1,066,790

Kulicke & Soffa Industries, Inc.(a)	217,403	2,352,300

Common Stocks (continued)
Issuer	Shares	Value ($)

Micrel, Inc.	90,000	946,800

NVE Corp.(a)	34,325	1,817,852

Rudolph Technologies, Inc.(a)	51,800	570,836

Silicon Motion Technology Corp., ADR	78,695	1,027,757

Ultratech, Inc.(a)	25,640	1,050,727

Total		14,101,642

Software 8.6%

Accelrys, Inc.(a)	233,000	2,204,180

ACI Worldwide, Inc.(a)	94,465	4,327,442

Advent Software, Inc.(a)	91,250	2,390,750

Aspen Technology, Inc.(a)	32,331	994,502

Blackbaud, Inc.	86,975	2,417,905

Bottomline Technologies de, Inc.(a)	132,375	3,591,334

Cadence Design Systems, Inc.(a)	48,986	693,642

CommVault Systems, Inc.(a)	13,520	999,804

Envivio, Inc.(a)	73,000	124,100

EPIQ Systems, Inc.	85,000	1,057,400

Factset Research Systems, Inc.	15,975	1,554,208

Manhattan Associates, Inc.(a)	13,366	933,749

Mentor Graphics Corp.(a)	132,654	2,349,302

Netscout Systems, Inc.(a)	89,519	2,276,468

NetSuite, Inc.(a)	11,129	776,693

PROS Holdings, Inc.(a)	137,475	3,582,598

SolarWinds, Inc.(a)	13,407	756,959

Sourcefire, Inc.(a)	52,315	2,805,653

Synchronoss Technologies, Inc.(a)	26,892	811,332

Take-Two Interactive Software, Inc.(a)	49,892	730,419

Tyler Technologies, Inc.(a)	85,553	4,825,189

Ultimate Software Group, Inc.(a)	5,939	583,625

Total		40,787,254

Total Information Technology		102,234,252

Materials 5.6%
Chemicals 2.3%

American Vanguard Corp.	19,283	598,351

Balchem Corp.	64,600	2,605,318

Chemtura Corp.(a)	35,531	714,884

Cytec Industries, Inc.	31,584	2,286,366

Koppers Holdings, Inc.	33,021	1,369,711

Minerals Technologies, Inc.	18,191	732,006

OM Group, Inc.(a)	44,000	1,079,760

PolyOne Corp.	69,965	1,594,502

Total		10,980,898

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Construction Materials 0.3%

Headwaters, Inc.(a)	75,982	714,991

Texas Industries, Inc.(a)	14,698	853,219

Total		1,568,210

Containers & Packaging 0.5%

Boise, Inc.	151,000	1,297,090

Packaging Corp. of America	19,636	820,392

Total		2,117,482

Metals & Mining 1.0%

Kaiser Aluminum Corp.	17,801	1,090,133

Metals U.S.A. Holdings Corp.	81,000	1,679,940

Reliance Steel & Aluminum Co.	20,144	1,341,389

Worthington Industries, Inc.	27,000	765,180

Total		4,876,642

Paper & Forest Products 1.5%

Boise Cascade Co.(a)	39,179	1,061,751

Clearwater Paper Corp.(a)	44,288	2,143,096

KapStone Paper and Packaging Corp.	45,000	1,198,800

Neenah Paper, Inc.	46,000	1,343,200

Schweitzer-Mauduit International, Inc.	36,000	1,326,600

Total		7,073,447

Total Materials		26,616,679

Utilities 2.6%
Electric Utilities 1.2%

Cleco Corp.	29,786	1,319,520

Pinnacle West Capital Corp.	20,343	1,137,987

Portland General Electric Co.	48,861	1,450,683

UIL Holdings Corp.	42,000	1,644,720

Total		5,552,910

Common Stocks (continued)
Issuer	Shares	Value ($)

Gas Utilities 0.7%

New Jersey Resources Corp.	30,374	1,353,466

South Jersey Industries, Inc.	25,500	1,406,070

Southwest Gas Corp.	17,000	770,100

Total		3,529,636

Multi-Utilities 0.7%

Avista Corp.	64,484	1,688,836

Vectren Corp.	43,859	1,447,347

Total		3,136,183

Total Utilities		12,218,729

Total Common Stocks (Cost: $409,310,059)		461,054,530

Exchange-Traded Funds 0.2%
Vanguard Russell 2000	7,400	533,984

iShares Russell 2000 Index Fund	6,050	547,283

Total Exchange-Traded Funds (Cost: $1,005,583)		1,081,267

Money Market Funds 2.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.128%(b)(c)	13,561,194	13,561,194

Total Money Market Funds (Cost: $13,561,194)		13,561,194

Total Investments (Cost: $423,876,836)		475,696,991

Other Assets & Liabilities, Net		(604,930)

Net Assets		475,092,061

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at February 28, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividend Income ($)	Value ($)
Columbia Short-Term Cash Fund	19,091,625	100,696,611	(106,227,042)	13,561,194	12,485	13,561,194

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	47,060,271	—	—	47,060,271

Consumer Staples	7,135,927	—	—	7,135,927

Energy	26,450,238	—	—	26,450,238

Financials	89,878,509	—	—	89,878,509

Health Care	59,029,519	—	—	59,029,519

Industrials	90,430,406	—	—	90,430,406

Information Technology	102,234,252	—	—	102,234,252

Materials	26,616,679	—	—	26,616,679

Utilities	12,218,729	—	—	12,218,729

Exchange-Traded Funds	1,081,267	—	—	1,081,267

Total Equity Securities	462,135,797	—	—	462,135,797

Other

Money Market Funds	13,561,194	—	—	13,561,194

Total	475,696,991	—	—	475,696,991

See	the Portfolio of Investments for all investment classifications not indicated in the table.

There	were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $410,315,642)	$462,135,797

Affiliated issuers (identified cost $13,561,194)	13,561,194

Total investments (identified cost $423,876,836)	475,696,991

Receivable for:

Investments sold	2,425,105

Capital shares sold	2,572,629

Dividends	380,386

Reclaims	764

Expense reimbursement due from Investment Manager	3,597

Prepaid expenses	2,330

Trustees’ deferred compensation plan	1,787

Other assets	5,087

Total assets	481,088,676

Liabilities

Payable for:

Investments purchased	5,042,757

Capital shares purchased	768,076

Investment management fees	11,344

Distribution and/or service fees	3,236

Transfer agent fees	126,732

Administration fees	1,035

Compensation of board members	1,379

Chief compliance officer expenses	15

Other expenses	40,254

Trustees’ deferred compensation plan	1,787

Total liabilities	5,996,615

Net assets applicable to outstanding capital stock	$475,092,061

Represented by

Paid-in capital	$426,760,171

Excess of distributions over net investment income	(472,710)

Accumulated net realized loss	(3,015,555)

Unrealized appreciation (depreciation) on:

Investments	51,820,155

Total — representing net assets applicable to outstanding capital stock	$475,092,061

Class A

Net assets	$475,092,061

Shares outstanding	42,367,620

Net asset value per share	$11.21

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Active Portfolios® Multi-Manager Small Cap Equity Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$4,744,227

Dividends — affiliated issuers	12,485

Foreign taxes withheld	(6,551)

Total income	4,750,161

Expenses:

Investment management fees	1,897,614

Distribution and/or service fees

Class A	539,924

Transfer agent fees

Class A	797,248

Administration fees	172,776

Compensation of board members	13,855

Custodian fees	21,300

Printing and postage fees	89,850

Registration fees	18,623

Professional fees	14,310

Chief compliance officer expenses	146

Other	24,921

Total expenses	3,590,567
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(691,423)

Total net expenses	2,899,144

Net investment income	1,851,017

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	4,876,472

Net realized gain	4,876,472

Net change in unrealized appreciation (depreciation) on:

Investments	44,075,813

Net change in unrealized appreciation (depreciation)	44,075,813

Net realized and unrealized gain	48,952,285

Net increase in net assets resulting from operations	$50,803,302

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012(a)
Operations

Net investment income (loss)	$1,851,017	$(275,226)

Net realized gain (loss)	4,876,472	(7,892,027)

Net change in unrealized appreciation (depreciation)	44,075,813	7,744,342

Net increase (decrease) in net assets resulting from operations	50,803,302	(422,911)

Distributions to shareholders

Net investment income

Class A	(2,318,639)	—

Total distributions to shareholders	(2,318,639)	—

Increase (decrease) in net assets from capital stock activity	20,615,068	406,395,241

Total increase in net assets	69,099,731	405,972,330

Net assets at beginning of period	405,992,330	20,000

Net assets at end of period	$475,092,061	$405,992,330

Excess of distributions over net investment income	$(472,710)	$(5,088)

(a)	For the period from April 20, 2012 (commencement of operations) to August 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Active Portfolios® Multi-Manager Small Cap Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	8,218,073	86,194,521	42,801,363	430,642,561

Distributions reinvested	229,104	2,318,528	—	—

Redemptions	(6,386,556)	(67,897,981)	(2,496,364)	(24,247,320)

Net increase	2,060,621	20,615,068	40,304,999	406,395,241

Total net increase	2,060,621	20,615,068	40,304,999	406,395,241

(a)	For the period from April 20, 2012 (commencement of operations) to August 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class A	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.07		$10.00

Income from investment operations:

Net investment income (loss)	0.04		(0.01)

Net realized and unrealized gain	1.16		0.08	(b)

Total from investment operations	1.20		0.07

Less distributions to shareholders:

Net investment income	(0.06)		—

Total distributions to shareholders	(0.06)		—

Net asset value, end of period	$11.21		$10.07

Total return	11.93%		0.70%

Ratios to average net assets(c)

Total gross expenses	1.66	%(d)	1.77	%(d)

Total net expenses(e)	1.34	%(d)	1.34	%(d)

Net investment income (loss)	0.86	%(d)	(0.21	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$475,092		$405,992

Portfolio turnover	52%		26%

Notes to Financial Highlights

(a)	For the period from April 20, 2012 (commencement of operations) to August 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Active Portfolios® Multi-Manager Small Cap Equity Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Small Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital

18	Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) has the primary responsibility for the

Semiannual Report 2013	19

Active Portfolios® Multi-Manager Small Cap Equity Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.90% to 0.80% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.88% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC, each of which subadvises a portion of the assets of the Fund. In addition, Real Estate Management Services Group provides advisory services with repct to REITs in DGHM’s sleeve of investments. Effective October 1, 2012, Contestega replaced RS Investment Management Co. LLC (RS Investments) as the subadviser of the portion of the Fund for which RS Investments was responsible for day-to-day investment decisions. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.08% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 28, 2013, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets for Class A shares was 0.37%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

20	Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.34% of Class A shares’ average daily net assets.

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $423,877,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$59,700,000
Unrealized depreciation	(7,880,000)
Net unrealized appreciation	$51,820,000

The following capital loss carryforward, determined at August 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	6,663,530

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $244,258,180 and $217,350,320, respectively, for the six months ended February 28, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2013, one unaffiliated shareholder account owned 100% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR

Semiannual Report 2013	21

Active Portfolios® Multi-Manager Small Cap Equity Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Technology and Technology-related Investment Risk

The Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Semiannual Report 2013	23

Active Portfolios® Multi-Manager Small Cap Equity Fund

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24	Semiannual Report 2013

Active Portfolios® Multi-Manager Small Cap Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	25

Active Portfolios® Multi-Manager Small Cap Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR102_08_C01_(04/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 22, 2013